Quarterly Report
March 31, 2025
SSGA Active Trust
SPDR SSGA Multi-Asset Real Return ETF
SPDR SSGA Income Allocation ETF
SPDR SSGA Global Allocation ETF
SPDR Blackstone High Income ETF
SPDR Blackstone Senior Loan ETF
SPDR SSGA Ultra Short Term Bond ETF
SPDR DoubleLine Total Return Tactical ETF
SPDR DoubleLine Emerging Markets Fixed Income ETF
SPDR DoubleLine Short Duration Total Return Tactical ETF
SPDR SSGA Fixed Income Sector Rotation ETF
SPDR SSGA US Sector Rotation ETF
SPDR SSGA US Equity Premium Income ETF
SPDR Nuveen Municipal Bond ETF
SPDR Nuveen Municipal Bond ESG ETF
SPDR Loomis Sayles Opportunistic Bond ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

SPDR SSGA MULTI-ASSET REAL RETURN ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.9%
DOMESTIC EQUITY — 7.8%
The Energy Select Sector SPDR Fund (a)(b)	406,194	$37,958,829
DOMESTIC FIXED INCOME — 29.7%
SPDR Bloomberg 1-3 Month T-Bills ETF (a)(b)	260,081	23,857,230
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF (a)	4,371,454	121,132,990
		144,990,220
INFLATION LINKED — 8.6%
SPDR Bloomberg 1-10 Year TIPS ETF (a)	2,182,272	41,877,800
INTERNATIONAL EQUITY — 22.8%
SPDR S&P Global Infrastructure ETF (a)	1,775,090	110,055,580
VanEck Agribusiness ETF (b)	16,976	1,152,501
		111,208,081
INTERNATIONAL FIXED INCOME — 3.9%
SPDR FTSE International Government Inflation-Protected Bond ETF (a)	504,896	18,934,155
NATURAL RESOURCES — 26.4%
SPDR S&P Global Natural Resources ETF (a)(b)	2,046,272	108,963,984
SPDR S&P Metals & Mining ETF (a)(b)	352,258	19,722,925
		128,686,909
REAL ESTATE — 0.7%
SPDR Dow Jones International Real Estate ETF (a)(b)	50,589	1,238,419
SPDR Dow Jones REIT ETF (a)(b)	23,880	2,366,986
		3,605,405
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $473,905,513)		487,261,399
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 10.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (c)(d)	485,956	$485,956
State Street Navigator Securities Lending Portfolio II (e)(f)	48,382,739	48,382,739
TOTAL SHORT-TERM INVESTMENTS (Cost $48,868,695)		$48,868,695
TOTAL INVESTMENTS — 109.9% (Cost $522,774,208)		536,130,094
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.9)%		(48,416,173)
NET ASSETS — 100.0%		$487,713,921
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

SPDR SSGA MULTI-ASSET REAL RETURN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$487,261,399	$—	$—	$487,261,399
Short-Term Investments	48,868,695	—	—	48,868,695
TOTAL INVESTMENTS	$536,130,094	$—	$—	$536,130,094

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
SPDR Bloomberg 1-10 Year TIPS ETF	2,266,917	$41,892,626	$11,984,124	$13,444,355	$(296,710)	$1,742,115	2,182,272	$41,877,800	$718,633
SPDR Bloomberg 1-3 Month T-Bills ETF	319,476	29,321,507	16,822,460	22,253,682	(10,745)	(22,310)	260,081	23,857,230	793,234
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	—	—	131,769,677	15,940,254	312,632	4,990,935	4,371,454	121,132,990	562,530
SPDR Dow Jones International Real Estate ETF	103,331	2,479,944	477,337	1,741,619	(390,799)	413,556	50,589	1,238,419	59,611
SPDR Dow Jones REIT ETF	29,278	2,725,782	10,755,240	10,708,453	(452,024)	46,441	23,880	2,366,986	213,219
SPDR FTSE International Government Inflation-Protected Bond ETF	675,635	26,018,704	8,600,578	14,559,657	(1,384,470)	259,000	504,896	18,934,155	990,583
SPDR S&P Global Infrastructure ETF	2,294,111	125,373,166	19,162,526	48,726,966	2,395,292	11,851,562	1,775,090	110,055,580	2,100,502
SPDR S&P Global Natural Resources ETF	2,601,163	145,274,954	30,221,327	59,514,074	(2,965,995)	(4,052,228)	2,046,272	108,963,984	3,517,194
SPDR S&P Metals & Mining ETF	265,529	15,753,836	11,645,036	7,041,641	834,619	(1,468,925)	352,258	19,722,925	73,351
State Street Institutional U.S. Government Money Market Fund, Class G Shares	717,914	717,914	13,648,936	13,880,894	—	—	485,956	485,956	19,687
State Street Navigator Securities Lending Portfolio II	34,075,823	34,075,823	881,076,020	866,769,104	—	—	48,382,739	48,382,739	255,741
The Energy Select Sector SPDR Fund	374,042	34,093,928	16,884,719	14,128,436	482,352	626,266	406,194	37,958,829	820,468
Total		$457,728,184	$1,153,047,980	$1,088,709,135	$(1,475,848)	$14,386,412		$534,977,593	$10,124,753
See accompanying notes to Schedule of Investments.

SPDR SSGA INCOME ALLOCATION ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.9%
DOMESTIC EQUITY — 23.9%
Schwab U.S. Dividend Equity ETF (a)	102,125	$2,855,415
SPDR ICE Preferred Securities ETF (a)(b)	133,050	4,309,489
SPDR Portfolio S&P 500 High Dividend ETF (a)(b)	64,876	2,871,412
SPDR SSGA U.S. Equity Premium Income ETF (b)	247,449	7,258,422
		17,294,738
DOMESTIC FIXED INCOME — 36.8%
SPDR Blackstone Senior Loan ETF (b)	105,400	4,335,102
SPDR Bloomberg 1-3 Month T-Bills ETF (b)	23,745	2,178,129
SPDR Bloomberg Convertible Securities ETF (a)(b)	35,533	2,722,538
SPDR Bloomberg High Yield Bond ETF (b)	60,537	5,769,176
SPDR Portfolio Long Term Corporate Bond ETF (a)(b)	63,929	1,442,877
SPDR Portfolio Long Term Treasury ETF (b)	372,197	10,146,090
		26,593,912
INTERNATIONAL EQUITY — 22.2%
SPDR S&P Global Infrastructure ETF (b)	105,322	6,529,964
SPDR S&P International Dividend ETF (a)(b)	249,042	9,553,251
		16,083,215
INTERNATIONAL FIXED INCOME — 14.0%
SPDR Bloomberg Emerging Markets Local Bond ETF (b)	179,527	3,603,107
Security Description	Shares	Value
SPDR Bloomberg Emerging Markets USD Bond ETF (b)	268,771	$6,493,884
		10,096,991
REAL ESTATE — 3.0%
SPDR Dow Jones REIT ETF (a)(b)	21,640	2,144,957
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $71,969,922)		72,213,813
SHORT-TERM INVESTMENT — 17.5%
State Street Navigator Securities Lending Portfolio II (c)(d) (Cost $12,621,486)	12,621,486	12,621,486
TOTAL INVESTMENTS — 117.4% (Cost $84,591,408)		84,835,299
LIABILITIES IN EXCESS OF OTHER ASSETS — (17.4)%		(12,581,203)
NET ASSETS — 100.0%		$72,254,096
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	All or a portion of the shares of the security are on loan at March 31, 2025.
(b)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(d)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$72,213,813	$—	$—	$72,213,813
Short-Term Investment	12,621,486	—	—	12,621,486
TOTAL INVESTMENTS	$84,835,299	$—	$—	$84,835,299
See accompanying notes to Schedule of Investments.

SPDR SSGA INCOME ALLOCATION ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
SPDR Blackstone Senior Loan ETF	100,053	$4,182,215	$1,882,579	$1,665,485	$(20,108)	$(44,099)	105,400	$4,335,102	$279,361
SPDR Bloomberg 1-10 Year TIPS ETF	112,866	2,085,764	694,981	2,776,850	40,483	(44,378)	—	—	36,491
SPDR Bloomberg 1-3 Month T-Bills ETF	23,157	2,125,350	5,795,499	5,740,047	(1,469)	(1,204)	23,745	2,178,129	129,309
SPDR Bloomberg Convertible Securities ETF	38,603	2,781,732	1,219,052	1,492,131	151,016	62,869	35,533	2,722,538	45,281
SPDR Bloomberg Emerging Markets Local Bond ETF	213,357	4,243,671	1,679,445	2,329,492	(261,037)	270,520	179,527	3,603,107	181,797
SPDR Bloomberg Emerging Markets USD Bond ETF	175,800	4,188,364	3,777,127	1,567,152	32,357	63,188	268,771	6,493,884	225,271
SPDR Bloomberg High Yield Bond ETF	93,393	8,804,158	8,820,465	11,882,863	126,376	(98,960)	60,537	5,769,176	439,173
SPDR Bloomberg International Corporate Bond ETF	—	—	2,853,304	2,696,124	(157,180)	—	—	—	24,270
SPDR Dow Jones REIT ETF	15,392	1,432,995	1,322,626	747,717	77,130	59,923	21,640	2,144,957	46,593
SPDR ICE Preferred Securities ETF	124,504	4,224,421	1,762,170	1,483,151	2,383	(196,334)	133,050	4,309,489	213,413
SPDR Portfolio Intermediate Term Corporate Bond ETF	9,353	304,534	—	305,577	4,151	(3,108)	—	—	1,147
SPDR Portfolio Long Term Corporate Bond ETF	—	—	1,476,617	63,902	614	29,548	63,929	1,442,877	6,447
SPDR Portfolio Long Term Treasury ETF	382,133	10,401,660	8,684,090	8,942,977	(873,910)	877,227	372,197	10,146,090	277,452
SPDR Portfolio S&P 500 High Dividend ETF	140,018	5,632,924	4,188,369	7,651,886	762,498	(60,493)	64,876	2,871,412	172,557
SPDR Portfolio Short Term Corporate Bond ETF	—	—	4,129,251	4,123,802	(5,449)	—	—	—	31,685
SPDR Portfolio Short Term Treasury ETF	70,237	2,027,742	2,327,833	4,363,450	(4,344)	12,219	—	—	56,219
SPDR S&P Global Infrastructure ETF	101,473	5,545,500	2,683,795	2,533,818	243,104	591,383	105,322	6,529,964	99,817
SPDR S&P International Dividend ETF	139,817	4,813,899	8,972,856	5,142,666	139,675	769,487	249,042	9,553,251	82,233
SPDR SSGA U.S. Equity Premium Income ETF	—	—	7,923,880	335,842	3,462	(333,078)	247,449	7,258,422	64,001
State Street Institutional U.S. Government Money Market Fund, Class G Shares	40,290	40,290	3,339,393	3,379,683	—	—	—	—	4,327
State Street Navigator Securities Lending Portfolio II	13,527,077	13,527,077	228,800,049	229,705,640	—	—	12,621,486	12,621,486	80,113
Total		$76,362,296	$302,333,381	$298,930,255	$259,752	$1,954,710		$81,979,884	$2,496,957
See accompanying notes to Schedule of Investments.

SPDR SSGA GLOBAL ALLOCATION ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 94.3%
DOMESTIC EQUITY — 22.1%
SPDR Portfolio S&P 600 Small Cap ETF (a)(b)	59,588	$2,428,807
SPDR S&P 500 ETF Trust (a)	56,709	31,722,447
SPDR S&P MidCap 400 ETF Trust (a)(b)	9,147	4,879,741
The Communication Services Select Sector SPDR Fund (a)(b)	50,031	4,825,490
The Energy Select Sector SPDR Fund (a)	55,524	5,188,718
The Financial Select Sector SPDR Fund (a)	360	17,932
The Technology Select Sector SPDR Fund (a)	23,312	4,813,462
		53,876,597
DOMESTIC FIXED INCOME — 25.2%
SPDR Blackstone Senior Loan ETF (a)	148,317	6,100,278
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF (a)	413,299	11,452,515
SPDR Bloomberg High Yield Bond ETF (a)	26,123	2,489,522
SPDR Bloomberg International Treasury Bond ETF (a)(b)	111,894	2,446,003
SPDR Portfolio Aggregate Bond ETF (a)(b)	959,160	24,496,946
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)(b)	110,686	3,679,203
SPDR Portfolio Long Term Corporate Bond ETF (a)	377,787	8,526,653
SPDR Portfolio Long Term Treasury ETF (a)	89,302	2,434,373
		61,625,493
INFLATION LINKED — 4.0%
SPDR Bloomberg 1-10 Year TIPS ETF (a)	515,486	9,892,176
INTERNATIONAL EQUITY — 35.5%
SPDR Portfolio Developed World ex-U.S. ETF (a)(b)	1,168,631	42,549,854
SPDR Portfolio Emerging Markets ETF (a)(b)	689,402	27,141,757
SPDR Portfolio Europe ETF (a)(b)	217,293	9,563,065
SPDR S&P International Small Cap ETF (a)(b)	229,176	7,324,465
Vanguard FTSE Pacific ETF (b)	502	36,375
		86,615,516
Security Description	Shares	Value
INTERNATIONAL FIXED INCOME — 7.5%
SPDR Bloomberg Emerging Markets Local Bond ETF (a)	181,748	$3,647,682
SPDR Bloomberg Emerging Markets USD Bond ETF (a)	302,685	7,313,293
SPDR Bloomberg International Corporate Bond ETF (a)(b)	248,683	7,333,662
		18,294,637
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $212,468,936)		230,304,419
SHORT-TERM INVESTMENTS — 21.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (c)(d)	13,743,068	13,743,068
State Street Navigator Securities Lending Portfolio II (e)(f)	37,966,012	37,966,012
TOTAL SHORT-TERM INVESTMENTS (Cost $51,709,080)		$51,709,080
TOTAL INVESTMENTS — 115.4% (Cost $264,178,016)		282,013,499
LIABILITIES IN EXCESS OF OTHER ASSETS — (15.4)%		(37,735,748)
NET ASSETS — 100.0%		$244,277,751
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

SPDR SSGA GLOBAL ALLOCATION ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$230,304,419	$—	$—	$230,304,419
Short-Term Investments	51,709,080	—	—	51,709,080
TOTAL INVESTMENTS	$282,013,499	$—	$—	$282,013,499

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
SPDR Blackstone Senior Loan ETF	86,601	$3,619,922	$3,085,274	$506,485	$3,522	$(101,955)	148,317	$6,100,278	$250,367
SPDR Bloomberg 1-10 Year TIPS ETF	521,839	9,643,585	1,853,256	1,958,344	(40,278)	393,957	515,486	9,892,176	164,112
SPDR Bloomberg Emerging Markets Local Bond ETF	361,677	7,193,756	4,883,114	8,342,637	(1,385,346)	1,298,795	181,748	3,647,682	264,426
SPDR Bloomberg Emerging Markets USD Bond ETF	150,361	3,582,291	7,809,528	4,221,356	(2,532)	145,362	302,685	7,313,293	196,394
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	—	—	11,208,122	241,761	5,614	480,540	413,299	11,452,515	25,863
SPDR Bloomberg High Yield Bond ETF	165,808	15,630,720	19,833,908	32,898,164	(64,376)	(12,566)	26,123	2,489,522	670,004
SPDR Bloomberg International Corporate Bond ETF	250,826	7,202,469	1,482,630	1,539,893	37,389	151,067	248,683	7,333,662	132,417
SPDR Bloomberg International Treasury Bond ETF	111,791	2,395,681	502,846	499,012	(2,369)	48,857	111,894	2,446,003	34,511
SPDR Portfolio Aggregate Bond ETF	763,776	19,163,140	40,919,362	36,025,113	177,951	261,606	959,160	24,496,946	715,804
SPDR Portfolio Developed World ex-U.S. ETF	1,234,623	43,310,575	21,746,702	24,324,660	955,428	861,809	1,168,631	42,549,854	355,554
SPDR Portfolio Emerging Markets ETF	702,417	26,460,048	8,244,126	9,033,032	657,566	813,049	689,402	27,141,757	408,317
SPDR Portfolio Europe ETF	—	—	9,719,130	—	—	(156,065)	217,293	9,563,065	37,921
SPDR Portfolio Intermediate Term Corporate Bond ETF	—	—	7,732,179	3,972,935	(83,229)	3,188	110,686	3,679,203	53,301
SPDR Portfolio Long Term Corporate Bond ETF	—	—	8,554,831	204,651	2,505	173,968	377,787	8,526,653	37,606
SPDR Portfolio Long Term Treasury ETF	259,443	7,062,038	7,052,539	11,853,960	210,979	(37,223)	89,302	2,434,373	55,304
SPDR Portfolio S&P 600 Small Cap ETF	263,022	10,923,304	4,372,944	13,600,991	1,311,079	(577,529)	59,588	2,428,807	110,256
SPDR S&P 500 ETF Trust	84,357	45,908,767	26,185,399	43,235,230	8,799,980	(5,936,469)	56,709	31,722,447	424,900
SPDR S&P International Small Cap ETF	228,092	7,239,640	1,425,993	1,403,612	75,441	(12,997)	229,176	7,324,465	89,902
SPDR S&P MidCap 400 ETF Trust	8,965	4,796,992	1,339,026	1,275,302	326,404	(307,379)	9,147	4,879,741	43,244
State Street Institutional U.S. Government Money Market Fund, Class G Shares	9,255,976	9,255,976	30,242,364	25,755,272	—	—	13,743,068	13,743,068	580,283
State Street Navigator Securities Lending Portfolio II	36,137,931	36,137,931	1,197,409,885	1,195,581,804	—	—	37,966,012	37,966,012	226,841
The Communication Services Select Sector SPDR Fund	—	—	10,345,194	5,654,612	434,485	(299,577)	50,031	4,825,490	42,040
The Consumer Discretionary Select Sector SPDR Fund	—	—	5,078,647	4,848,581	(230,066)	—	—	—	9,199
The Consumer Staples Select Sector SPDR Fund	—	—	4,888,790	4,893,460	4,670	—	—	—	24,725
The Energy Select Sector SPDR Fund	52,854	4,817,642	7,763,344	7,418,696	(274,852)	301,280	55,524	5,188,718	39,407
The Financial Select Sector SPDR Fund	—	—	7,156,706	7,206,828	66,644	1,410	360	17,932	20,590
The Industrial Select Sector SPDR Fund	39,158	4,772,185	17,041	4,757,704	(31,356)	(166)	—	—	—
The Technology Select Sector SPDR Fund	21,698	4,908,738	8,032,730	8,176,161	266,916	(218,761)	23,312	4,813,462	17,562
Total		$274,025,400	$1,458,885,610	$1,459,430,256	$11,222,169	$(2,725,799)		$281,977,124	$5,030,850
See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS — 36.0%
ADVERTISING SERVICES — 0.1%
Planet U.S. Buyer LLC 2024 Term Loan B 3 mo. USD Term SOFR + 3.00%, 7.32%, 2/7/2031 (a)	$521,622	$520,915
AEROSPACE & DEFENSE — 0.5%
Air Comm Corp. LLC 2024 Term Loan 1 mo. USD Term SOFR + 3.00%, 7.32%, 11/21/2031 (a)	830,769	827,654
Kaman Corp. 2025 Term Loan B 3 mo. USD Term SOFR + 2.75%, 7.07%, 2/26/2032 (a)	593,966	586,788
TransDigm, Inc. 2023 Term Loan J (b)	398,995	397,249
		1,811,691
AIRLINES — 0.3%
JetBlue Airways Corp. 2024 Term Loan B 3 mo. USD Term SOFR + 4.75%, 9.06%, 8/27/2029 (a)	720,009	699,438
SkyMiles IP Ltd. 2020 Skymiles Term Loan B 3 mo. USD Term SOFR + 3.75%, 8.04%, 10/20/2027 (a)	255,090	258,008
		957,446
APPAREL — 0.2%
Champ Acquisition Corp. 2024 Term Loan B 3 mo. USD Term SOFR + 4.50%, 8.80%, 11/25/2031 (a)	288,187	290,228
S&S Holdings LLC:
2024 Term Loan 1 mo. USD Term SOFR + 5.00%, 9.32%, 10/1/2031 (a)	254,153	249,150
Term Loan 1 mo. USD Term SOFR + 5.00%, 9.42%, 3/11/2028 (a)	22,736	22,602
		561,980
AUTO COMPONENTS — 0.0% (c)
BBB Industries LLC 2022 Term Loan 3 mo. USD Term SOFR + 5.25%, 9.65%, 7/25/2029 (a)	209,276	186,910
AUTO PARTS & EQUIPMENT — 0.8%
Clarios Global LP 2025 USD Term Loan B 1 mo. USD Term SOFR + 2.75%, 7.08%, 1/28/2032 (a)	1,100,000	1,085,331
First Brands Group LLC 2022 Incremental Term Loan 3 mo. USD Term SOFR + 5.00%, 9.55%, 3/30/2027 (a)	388,443	361,981
Security Description	Principal Amount	Value
Tenneco, Inc.:
2022 Term Loan A 3 mo. USD Term SOFR + 5.00%, 9.40%, 11/17/2028 (a)	$144,641	$140,181
2022 Term Loan B 3 mo. USD Term SOFR + 5.00%, 9.42%, 11/17/2028 (a)	1,148,218	1,120,184
		2,707,677
BUILDING MATERIALS — 0.3%
Cornerstone Building Brands, Inc. 2021 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.67%, 4/12/2028 (a)	256,061	216,692
LHS Borrower LLC 2022 Term Loan B 1 mo. USD Term SOFR + 4.75%, 9.18%, 2/16/2029 (a)	540,166	461,651
Oscar AcquisitionCo LLC Term Loan B 3 mo. USD Term SOFR + 4.25%, 8.55%, 4/29/2029 (a)	274,477	257,518
		935,861
BUILDING PRODUCTS — 0.1%
ACProducts, Inc. 2021 Term Loan B 3 mo. USD Term SOFR + 4.25%, 8.81%, 5/17/2028 (a)	333,845	221,312
CHEMICALS — 0.6%
Discovery Purchaser Corp. Term Loan 3 mo. USD Term SOFR + 3.75%, 8.67%, 10/4/2029 (a)	564,036	559,453
PMHC II, Inc. 2022 Term Loan B 3 mo. USD Term SOFR + 4.25%, 8.69%, 4/23/2029 (a)	705,046	623,525
SCIH Salt Holdings, Inc. 2021 Incremental Term Loan B 3 mo. USD Term SOFR + 3.00%, 7.29%, 1/31/2029 (a)	835,807	830,061
		2,013,039
COMMERCIAL SERVICES — 3.2%
Allied Universal Holdco LLC 2021 USD Incremental Term Loan B 1 mo. USD Term SOFR + 3.75%, 8.18%, 5/12/2028 (a)	1,380,211	1,380,321
Ankura Consulting Group LLC 2024 Repriced Term Loan B 3 mo. USD Term SOFR + 3.50%, 7.80%, 12/29/2031 (a)	530,850	525,653
Anticimex International AB 2024 Term Loan B6 (b)	648,367	648,043

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
APFS Staffing Holdings, Inc. 2021 Term Loan 1 mo. USD Term SOFR + 4.25%, 8.58%, 12/29/2028 (a)	$287,266	$282,465
Belfor Holdings, Inc. 2025 USD Term Loan B3 1 mo. USD Term SOFR + 3.00%, 7.33%, 11/1/2030 (a)	339,623	339,622
Camelot U.S. Acquisition LLC 2024 Term Loan B 1 mo. USD Term SOFR + 2.75%, 7.08%, 1/31/2031 (a)	110,912	109,549
CHG Healthcare Services, Inc. 2024 Term Loan B1 3 mo. USD Term SOFR + 3.00%, 7.30%, 9/29/2028 (a)	327,519	327,457
EAB Global, Inc. 2021 Term Loan 1 mo. USD Term SOFR + 3.00%, 7.33%, 8/16/2030 (a)	602,990	585,654
Ensemble RCM LLC 2024 Term Loan B 3 mo. USD Term SOFR + 3.00%, 7.29%, 8/1/2029 (a)	174,121	174,158
Fugue Finance BV 2025 Term Loan B 6 mo. USD Term SOFR + 3.25%, 7.50%, 1/9/2032 (a)	840,000	840,328
Garda World Security Corp. 2025 Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.32%, 2/1/2029 (a)	1,021,571	1,019,231
Grant Thornton Advisors LLC 2025 Term Loan B 3 mo. USD Term SOFR + 2.75%, 7.08%, 6/2/2031 (a)	512,731	510,729
KUEHG Corp. 2024 Term Loan 3 mo. USD Term SOFR + 3.25%, 7.55%, 6/12/2030 (a)	610,665	610,188
Mavis Tire Express Services Corp. 2025 Repriced Term Loan 3 mo. USD Term SOFR + 3.00%, 7.31%, 5/4/2028 (a)	366,140	364,265
OMNIA Partners LLC 2024 Term Loan B 3 mo. USD Term SOFR + 2.75%, 7.04%, 7/25/2030 (a)	479,094	476,404
PG Investment Co. 59 SARL Term Loan B 3 mo. USD Term SOFR + 3.00%, 7.30%, 3/26/2031 (a)	178,478	178,701
Raven Acquisition Holdings LLC Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.58%, 11/19/2031 (a)	835,333	826,282
Security Description	Principal Amount	Value
Ryan LLC Term Loan 1 mo. USD Term SOFR + 3.50%, 7.83%, 11/14/2030 (a)	$542,880	$541,862
Spring Education Group, Inc. Term Loan 3 mo. USD Term SOFR + 4.00%, 8.30%, 10/4/2030 (a)	118,500	118,511
Thevelia U.S. LLC 2024 Term Loan B 3 mo. USD Term SOFR + 3.00%, 7.30%, 6/18/2029 (a)	593,077	592,582
TTF Holdings LLC 2024 Term Loan 6 mo. USD Term SOFR + 3.75%, 8.00%, 7/18/2031 (a)	199,500	196,507
VT Topco, Inc. 2024 1st Lien Term Loan B 3 mo. USD Term SOFR + 3.00%, 7.30%, 8/9/2030 (a)	127,054	127,134
Wand NewCo 3, Inc. 2025 Repriced Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.83%, 1/30/2031 (a)	228,978	225,917
		11,001,563
COMMUNICATIONS EQUIPMENT — 0.1%
Zayo Group Holdings, Inc. USD Term Loan 1 mo. USD Term SOFR + 3.00%, 7.44%, 3/9/2027 (a)	401,481	374,670
COMPUTERS — 1.8%
Access CIG LLC 2023 Term Loan 3 mo. USD Term SOFR + 4.25%, 8.55%, 8/18/2028 (a)	245,391	245,767
Ahead DB Holdings LLC 2024 Term Loan B3 (b)	111,586	111,525
Clover Holdings 2 LLC Term Loan B 3 mo. USD Term SOFR + 4.00%, 8.30%, 12/9/2031 (a)	460,000	455,688
Imprivata, Inc. 2024 Term Loan (b)	448,864	449,642
Magenta Security Holdings LLC:
2024 First Out Term Loan 3 mo. USD Term SOFR + 6.75%, 11.30%, 7/27/2028 (a)	105,727	95,986
2024 Super Priority Term Loan 3 mo. USD Term SOFR + 6.25%, 10.54%, 7/27/2028 (a)	164,684	167,524
McAfee LLC 2024 USD 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.32%, 3/1/2029 (a)	1,391,105	1,331,287

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Peraton Corp. Term Loan B 1 mo. USD Term SOFR + 3.75%, 8.18%, 2/1/2028 (a)	$542,069	$483,669
Sandisk Corp. Term Loan B 3 mo. USD Term SOFR + 3.00%, 7.33%, 2/20/2032 (a)	601,604	593,146
Twitter, Inc. Term Loan 1 mo. USD Term SOFR + 6.50%, 10.95%, 10/26/2029 (a)	1,147,066	1,141,331
Vision Solutions, Inc. 2021 Incremental Term Loan 3 mo. USD Term SOFR + 4.00%, 8.55%, 4/24/2028 (a)	1,331,406	1,287,536
		6,363,101
CONSTRUCTION & ENGINEERING — 0.4%
Cube Industrials Buyer, Inc. 2024 Term Loan 3 mo. USD Term SOFR + 3.50%, 7.79%, 10/17/2031 (a)	140,000	139,242
DG Investment Intermediate Holdings 2, Inc. 2021 Term Loan 1 mo. USD Term SOFR + 3.75%, 8.19%, 3/31/2028 (a)	139,044	138,581
Newly Weds Foods, Inc. Term Loan B 1 mo. USD Term SOFR + 2.25%, 6.57%, 3/15/2032 (a)	1,000,000	995,000
Radar Bidco SARL 2024 USD Term Loan 3 mo. USD Term SOFR + 3.75%, 8.04%, 4/4/2031 (a)	112,780	113,238
		1,386,061
CONSTRUCTION MATERIALS — 0.2%
Groundworks LLC 2024 Term Loan 1 mo. USD Term SOFR + 3.00%, 7.32%, 3/14/2031 (a)	555,201	544,791
CONTAINERS & PACKAGING — 1.5%
Berlin Packaging LLC 2024 Term Loan B7 1 mo. USD Term SOFR + 3.50%, 7.80%, 6/7/2031 (a)	1,048,297	1,045,938
Charter NEX U.S., Inc. 2024 Term Loan B1 1 mo. USD Term SOFR + 3.00%, 7.31%, 11/29/2030 (a)	447,405	447,315
Clydesdale Acquisition Holdings, Inc.:
2025 Delayed Draw Term Loan (b)	9,450	9,409
2025 Term Loan B (b)	540,550	538,185
Security Description	Principal Amount	Value
Term Loan B 1 mo. USD Term SOFR + 3.18%, 7.50%, 4/13/2029 (a)	$722,870	$720,571
Iris Holding, Inc. Term Loan 3 mo. USD Term SOFR + 4.75%, 9.14%, 6/28/2028 (a)	806,915	764,552
Proampac PG Borrower LLC 2024 Term Loan 3 mo. USD Term SOFR + 4.00%, 8.30%, 9/15/2028 (a)	370,482	368,939
SupplyOne, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 3.75%, 8.08%, 4/21/2031 (a)	227,700	228,340
TricorBraun Holdings, Inc. 2021 Term Loan 1 mo. USD Term SOFR + 3.25%, 7.69%, 3/3/2028 (a)	334,794	332,253
Trident TPI Holdings, Inc. 2024 Term Loan B7 3 mo. USD Term SOFR + 3.75%, 8.05%, 9/15/2028 (a)	681,859	660,125
		5,115,627
DISTRIBUTION/WHOLESALE — 0.5%
BCPE Empire Holdings, Inc. 2025 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.58%, 12/11/2030 (a)	618,450	610,719
Fastlane Parent Co., Inc. 2023 Term Loan B 1 mo. USD Term SOFR + 4.50%, 8.83%, 9/29/2028 (a)	119,881	111,296
Fluid-Flow Products, Inc. 2025 Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.55%, 3/31/2028 (a)	218,352	217,055
Windsor Holdings III LLC 2025 USD Term Loan B 1 mo. USD Term SOFR + 2.75%, 7.07%, 8/1/2030 (a)	692,206	686,295
		1,625,365
DIVERSIFIED FINANCIAL SERVICES — 2.2%
Advisor Group, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.83%, 8/17/2028 (a)	457,085	454,272
Apex Group Treasury LLC 2025 USD Term Loan B 3 mo. USD Term SOFR + 3.50%, 7.82%, 2/27/2032 (a)	829,579	828,027
Aretec Group, Inc. 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.83%, 8/9/2030 (a)	1,084,496	1,076,986

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Deerfield Dakota Holding LLC 2020 USD Term Loan B 3 mo. USD Term SOFR + 3.75%, 8.05%, 4/9/2027 (a)	$542,959	$516,547
Edelman Financial Center LLC:
2024 2nd Lien Term Loan 1 mo. USD Term SOFR + 5.25%, 9.58%, 10/6/2028 (a)	340,000	341,105
2024 Term Loan 1 mo. USD Term SOFR + 3.00%, 7.33%, 4/7/2028 (a)	1,148,335	1,146,423
Eisner Advisory Group LLC 2024 Term Loan B 1 mo. USD Term SOFR + 4.00%, 8.33%, 2/28/2031 (a)	501,007	501,208
Focus Financial Partners LLC:
2024 Term Loan B8 1 mo. USD Term SOFR + 2.75%, 7.08%, 9/15/2031 (a)	313,325	310,674
2025 Incremental Term Loan B 1 mo. USD Term SOFR + 2.75%, 7.08%, 9/15/2031 (a)	1,182,038	1,172,037
Hudson River Trading LLC 2024 Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.32%, 3/18/2030 (a)	372,377	372,245
Janney Montgomery Scott LLC Term Loan 6 mo. USD Term SOFR + 3.25%, 7.47%, 11/28/2031 (a)	137,143	137,486
Kestra Advisor Services Holdings A, Inc. 2024 Repriced Term Loan 3 mo. USD Term SOFR + 3.00%, 7.29%, 3/21/2031 (a)	523,126	519,080
Mermaid Bidco, Inc. 2024 USD Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.55%, 7/3/2031 (a)	287,388	288,108
		7,664,198
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
Altice France SA 2023 USD Term Loan B14 3 mo. USD Term SOFR + 5.50%, 9.80%, 8/15/2028 (a)	760	684
CCI Buyer, Inc. Term Loan 3 mo. USD Term SOFR + 4.00%, 8.30%, 12/17/2027 (a)	361,668	362,321
CommScope, Inc. 2024 Term Loan 1 mo. USD Term SOFR + 5.25%, 9.57%, 12/17/2029 (a)	750,000	747,967
Security Description	Principal Amount	Value
Delta TopCo, Inc.:
2024 2nd Lien Term Loan 3 mo. USD Term SOFR + 5.25%, 9.57%, 11/29/2030 (a)	$150,000	$150,234
2025 Term Loan B 3 mo. USD Term SOFR + 2.75%, 7.07%, 11/30/2029 (a)	545,756	540,334
Lumen Technologies, Inc. 2024 Extended Term Loan B1 1 mo. USD Term SOFR + 2.35%, 6.79%, 4/15/2029 (a)	391,292	377,049
		2,178,589
ELECTRIC — 0.3%
Cogentrix Finance Holdco I LLC Term Loan B 1 mo. USD Term SOFR + 2.75%, 7.07%, 2/26/2032 (a)	750,000	748,125
Lightning Power LLC Term Loan B 3 mo. USD Term SOFR + 2.25%, 6.55%, 8/18/2031 (a)	263,426	262,290
		1,010,415
ENTERTAINMENT — 0.6%
AP Gaming I LLC 2022 Term Loan B 1 mo. USD Term SOFR + 3.75%, 8.08%, 2/15/2029 (a)	293,680	295,148
Bally's Corp. 2021 Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.80%, 10/2/2028 (a)	407,235	363,675
CE Intermediate I LLC 2025 Term Loan B (b)	690,000	687,630
Endeavor Group Holdings, Inc. Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.32%, 1/27/2032 (a)	400,000	399,752
Scientific Games Holdings LP 2024 USD Term Loan B 3 mo. USD Term SOFR + 3.00%, 7.30%, 4/4/2029 (a)	245,536	244,410
		1,990,615
ENVIRONMENTAL CONTROL — 0.2%
Madison IAQ LLC 2025 Term Loan B (b)	630,000	624,881
FINANCIAL SERVICES — 0.2%
AqGen Island Holdings, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.33%, 8/2/2028 (a)	558,619	555,999

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Chrysaor Bidco SARL USD Term Loan B 3 mo. USD Term SOFR + 3.50%, 7.79%, 10/30/2031 (a)	$46,441	$46,590
		602,589
FOOD PRODUCTS — 0.2%
Fiesta Purchaser, Inc. 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.58%, 2/12/2031 (a)	327,478	325,556
Solina Bidco 2025 USD Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.55%, 3/12/2029 (a)	284,575	284,871
		610,427
GROUND TRANSPORTATION — 0.4%
AIT Worldwide Logistics, Inc. 2025 Repriced Term Loan 3 mo. USD Term SOFR + 4.00%, 8.30%, 4/8/2030 (a)	448,875	449,108
Stonepeak Nile Parent LLC Term Loan B (b)	450,000	448,805
Worldwide Express Operations LLC 2024 Term Loan B 3 mo. USD Term SOFR + 4.00%, 8.30%, 7/26/2028 (a)	464,552	459,289
		1,357,202
HEALTH CARE EQUIPMENT & SUPPLIES — 0.9%
Auris Luxembourg III SARL 2024 Term Loan B4 6 mo. USD Term SOFR + 3.75%, 8.18%, 2/28/2029 (a)	1,213,264	1,213,264
Bausch & Lomb Corp. Term Loan 1 mo. USD Term SOFR + 3.25%, 7.67%, 5/10/2027 (a)	428,885	427,916
Embecta Corp. Term Loan B 3 mo. USD Term SOFR + 3.00%, 7.31%, 3/30/2029 (a)	149,393	149,285
Hanger, Inc.:
2024 Delayed Draw Term Loan 1 mo. USD Term SOFR + 3.50%, 7.83%, 10/23/2031 (a)	31,683	31,699
2024 Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.83%, 10/23/2031 (a)	385,380	385,580
Medline Borrower LP 2024 USD Add-on Term Loan B (b)	249,373	249,183
Security Description	Principal Amount	Value
Resonetics LLC 2024 Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.55%, 6/18/2031 (a)	$667,024	$664,016
		3,120,943
HEALTH CARE PROVIDERS & SERVICES — 1.5%
Electron BidCo, Inc. 2021 Term Loan 1 mo. USD Term SOFR + 2.75%, 7.08%, 11/1/2028 (a)	256,351	256,143
Global Medical Response, Inc. 2024 PIK Term Loan 3 mo. USD Term SOFR + 5.50%, 9.79%, 10/31/2028 (a)	1,350,981	1,352,480
ICON Luxembourg SARL 2024 LUX Term Loan B 3 mo. USD Term SOFR + 2.00%, 6.30%, 7/3/2028 (a)	50,515	50,728
MED ParentCo LP 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.83%, 4/15/2031 (a)	577,100	576,982
Midwest Physician Administrative Services LLC 2021 Term Loan 3 mo. USD Term SOFR + 3.00%, 7.56%, 3/12/2028 (a)	331,692	291,197
Outcomes Group Holdings, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.58%, 5/6/2031 (a)	194,042	194,365
Radiology Partners, Inc. 2024 Extended Term Loan B 3 mo. USD Term SOFR + 1.50%, 8.09%, 1/31/2029 (a)	852,524	823,884
Team Health Holdings, Inc. 2022 Term Loan B 3 mo. USD Term SOFR + 5.25%, 9.54%, 3/2/2027 (a)	1,000,003	976,028
U.S. Anesthesia Partners, Inc. 2021 Term Loan 1 mo. USD Term SOFR + 4.25%, 8.69%, 10/1/2028 (a)	263,545	259,053
U.S. Fertility Enterprises LLC 2024 Term Loan 6 mo. USD Term SOFR + 4.50%, 8.78%, 10/11/2031 (a)	477,065	478,258
		5,259,118
HOLDING COMPANIES & DIVERSIFIED — 0.1%
Emerald X, Inc. 2025 Term Loan B 1 mo. USD Term SOFR + 3.75%, 8.08%, 1/30/2032 (a)	215,000	215,000

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
HOME FURNISHINGS — 0.5%
AI Aqua Merger Sub, Inc. 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.32%, 7/31/2028 (a)	$1,903,595	$1,888,509
HOUSEWARES — 0.2%
American Greetings Corp. 2024 Term Loan B 1 mo. USD Term SOFR + 5.75%, 10.08%, 10/30/2029 (a)	98,125	98,636
Hunter Douglas, Inc. 2025 USD Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.55%, 1/20/2032 (a)	577,553	553,584
		652,220
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.0% (c)
Calpine Corp. 2024 Term Loan B10 (b)	148,018	147,633
INSURANCE — 2.8%
Acrisure LLC 2024 1st Lien Term Loan B6 1 mo. USD Term SOFR + 3.00%, 7.33%, 11/6/2030 (a)	1,068,199	1,063,429
Alliant Holdings Intermediate LLC 2024 Term Loan B6 1 mo. USD Term SOFR + 2.75%, 7.07%, 9/19/2031 (a)	356,891	355,107
AmWINS Group, Inc. 2025 Term Loan B 1 mo. USD Term SOFR + 2.25%, 6.58%, 1/30/2032 (a)	24,937	24,768
AssuredPartners, Inc. 2024 Incremental Term Loan B5 1 mo. USD Term SOFR + 3.50%, 7.83%, 2/14/2031 (a)	725,088	726,756
Asurion LLC:
2021 Second Lien Term Loan B4 1 mo. USD Term SOFR + 5.25%, 9.69%, 1/20/2029 (a)	940,585	874,598
2021 Term Loan B9 1 mo. USD Term SOFR + 3.25%, 7.69%, 7/31/2027 (a)	447,360	444,425
2022 Term Loan B10 1 mo. USD Term SOFR + 4.00%, 8.43%, 8/19/2028 (a)	790,452	783,480
2024 Term Loan B12 1 mo. USD Term SOFR + 4.25%, 8.58%, 9/19/2030 (a)	142,739	141,123
Baldwin Insurance Group Holdings LLC 2024 Repriced Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.32%, 5/26/2031 (a)	249,375	248,986
Security Description	Principal Amount	Value
BroadStreet Partners, Inc. 2024 Term Loan B4 1 mo. USD Term SOFR + 3.00%, 7.33%, 6/13/2031 (a)	$1,611,852	$1,599,908
Howden Group Holdings Ltd.:
2024 Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.83%, 4/18/2030 (a)	198,481	198,667
2024 USD 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.33%, 2/15/2031 (a)	1,262,081	1,254,837
Sedgwick Claims Management Services, Inc. 2023 Term Loan B 3 mo. USD Term SOFR + 3.00%, 7.31%, 7/31/2031 (a)	750,394	748,810
Truist Insurance Holdings LLC:
2024 Term Loan B 3 mo. USD Term SOFR + 2.75%, 7.05%, 5/6/2031 (a)	285,367	283,940
2nd Lien Term Loan 3 mo. USD Term SOFR + 4.75%, 9.05%, 5/6/2032 (a)	755,263	763,998
		9,512,832
INTERNET & TELECOM — 1.2%
BEP Intermediate Holdco LLC Replacement Term Loan 1 mo. USD Term SOFR + 3.25%, 7.58%, 4/25/2031 (a)	49,128	49,250
Endure Digital, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.93%, 2/10/2028 (a)	778,257	570,073
Go Daddy Operating Co. LLC:
2024 Term Loan B7 (b)	249,372	248,341
2024 Term Loan B8 (b)	498,747	496,899
ION Trading Technologies SARL 2024 Term Loan B (b)	250,000	248,204
MH Sub I LLC 2023 Term Loan 1 mo. USD Term SOFR + 4.25%, 8.58%, 5/3/2028 (a)	230,882	219,916
Plano HoldCo, Inc. Term Loan B 3 mo. USD Term SOFR + 3.50%, 7.80%, 10/2/2031 (a)	135,000	134,663
Proofpoint, Inc. 2024 Term Loan 1 mo. USD Term SOFR + 3.00%, 7.33%, 8/31/2028 (a)	1,426,242	1,423,347
PUG LLC 2024 Extended Term Loan B 1 mo. USD Term SOFR + 4.75%, 9.08%, 3/15/2030 (a)	525,630	524,316

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
TripAdvisor, Inc. Term Loan 3 mo. USD Term SOFR + 2.75%, 7.05%, 7/8/2031 (a)	$249,373	$246,084
		4,161,093
INVESTMENT COMPANIES — 0.0% (c)
AAL Delaware Holdco, Inc. 2025 Term Loan 1 mo. USD Term SOFR + 2.75%, 7.08%, 7/30/2031 (a)	14,177	14,093
LEISURE TIME — 0.1%
LC AHAB U.S. Bidco LLC Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.33%, 5/1/2031 (a)	349,868	347,682
LODGING — 0.2%
Fertitta Entertainment LLC 2022 Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.83%, 1/27/2029 (a)	841,091	829,358
MACHINERY — 0.3%
Arcline FM Holdings LLC 2025 Term Loan (b)	200,000	199,400
SPX Flow, Inc. 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.33%, 4/5/2029 (a)	135,000	134,905
TK Elevator Midco GmbH 2025 USD Term Loan B (b)	889,529	888,252
TK Elevator U.S. Newco, Inc. USD Term Loan B 6 mo. USD Term SOFR + 3.50%, 7.74%, 4/30/2030 (a)	699	700
		1,223,257
MEDIA — 1.2%
Cengage Learning, Inc. 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.82%, 3/24/2031 (a)	1,358,171	1,349,030
Charter Communications Operating LLC:
2023 Term Loan B4 (b)	249,369	248,355
2024 Term Loan B5 (b)	174,562	174,148
Cogeco Communications Finance USA LP 2023 Incremental Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.94%, 9/1/2028 (a)	153,079	151,056
Coral-U.S. Co-Borrower LLC 2021 Term Loan B6 1 mo. USD Term SOFR + 3.00%, 7.43%, 10/15/2029 (a)	261,333	257,958
DirecTV Financing LLC 2024 Term Loan 3 mo. USD Term SOFR + 5.25%, 9.80%, 8/2/2029 (a)	156,931	154,930
Security Description	Principal Amount	Value
Gray Television, Inc. 2021 Term Loan D 1 mo. USD Term SOFR + 3.00%, 7.44%, 12/1/2028 (a)	$57,815	$53,124
McGraw-Hill Global Education Holdings LLC 2025 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.58%, 8/6/2031 (a)	1,132,905	1,132,503
MJH Healthcare Holdings LLC 2024 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.68%, 1/28/2029 (a)	129,025	128,488
Radiate Holdco LLC 2021 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.69%, 9/25/2026 (a)	156,865	134,795
Virgin Media Bristol LLC USD Term Loan N 1 mo. USD Term SOFR + 2.50%, 6.93%, 1/31/2028 (a)	266,049	259,308
		4,043,695
METAL FABRICATE & HARDWARE — 0.1%
Crosby U.S. Acquisition Corp. 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.83%, 8/16/2029 (a)	335,338	336,014
METALS & MINING — 0.1%
Flame Newco LLC 2023 Exit PIK Term Loan 1 mo. USD Term SOFR + 6.10%, 10.43%, 6/30/2028 (a)	216,612	213,363
MISCELLANEOUS MANUFACTUR — 0.3%
LTI Holdings, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 4.25%, 8.58%, 7/19/2029 (a)	477,771	477,073
Touchdown Acquirer, Inc. 2025 USD Term Loan B 3 mo. USD Term SOFR + 2.75%, 7.08%, 2/21/2031 (a)	448,875	444,106
		921,179
PERSONAL PRODUCTS — 0.3%
Opal Bidco SAS USD Term Loan B (b)	950,000	935,455
PHARMACEUTICALS — 0.9%
Gainwell Acquisition Corp. Term Loan B 3 mo. USD Term SOFR + 4.00%, 8.40%, 10/1/2027 (a)	1,357,672	1,277,081
HLF Financing SARL LLC 2024 8th Amendment Term Loan B 1 mo. USD Term SOFR + 6.75%, 11.08%, 4/12/2029 (a)	513,102	515,619

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Padagis LLC Term Loan B 3 mo. USD Term SOFR + 4.75%, 9.30%, 7/6/2028 (a)	$43,150	$40,507
PRA Health Sciences, Inc. 2024 US Term Loan B 3 mo. USD Term SOFR + 2.00%, 6.30%, 7/3/2028 (a)	12,586	12,639
Southern Veterinary Partners LLC 2024 1st Lien Term Loan 1 mo. USD Term SOFR + 3.25%, 7.58%, 12/4/2031 (a)	1,375,000	1,372,793
		3,218,639
PIPELINES — 0.3%
Freeport LNG Investments LLLP 2025 Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.54%, 12/21/2028 (a)	760,960	753,031
TransMontaigne Operating Co. LP Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.58%, 11/17/2028 (a)	149,068	149,151
		902,182
REAL ESTATE — 0.1%
CoreLogic, Inc. Term Loan 1 mo. USD Term SOFR + 3.50%, 7.94%, 6/2/2028 (a)	265,720	261,292
RETAIL — 3.1%
EG Group Ltd. 2024 Term Loan B 3 mo. USD Term SOFR + 4.25%, 8.56%, 2/7/2028 (a)	921,622	923,189
Flynn Restaurant Group LP 2025 Incremental Term Loan 1 mo. USD Term SOFR + 3.75%, 8.08%, 1/28/2032 (a)	580,000	569,606
Foundation Building Materials Holding Co. LLC 2021 Term Loan 3 mo. USD Term SOFR + 3.25%, 7.80%, 1/31/2028 (a)	141,745	134,942
Great Outdoors Group LLC 2025 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.58%, 1/23/2032 (a)	1,895,250	1,893,592
Harbor Freight Tools USA, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.83%, 6/11/2031 (a)	495,844	484,350
K-Mac Holdings Corp. 2025 Term Loan 1 mo. USD Term SOFR + 3.50%, 7.83%, 7/21/2028 (a)	343,299	344,193
Security Description	Principal Amount	Value
LBM Acquisition LLC 2024 Incremental Term Loan B 1 mo. USD Term SOFR + 3.75%, 8.18%, 6/6/2031 (a)	$1,015,925	$940,746
Michaels Cos., Inc. 2021 Term Loan B 3 mo. USD Term SOFR + 4.25%, 8.81%, 4/17/2028 (a)	671,703	500,651
Park River Holdings, Inc. Term Loan 3 mo. USD Term SOFR + 3.25%, 7.82%, 12/28/2027 (a)	462,193	425,987
Peer Holding III BV 2025 USD Term Loan B5B 3 mo. USD Term SOFR + 2.50%, 6.80%, 7/1/2031 (a)	269,325	269,190
Petco Health & Wellness Co., Inc. 2021 Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.81%, 3/3/2028 (a)	696,827	635,757
PetSmart, Inc. 2021 Term Loan B 1 mo. USD Term SOFR + 3.75%, 8.18%, 2/11/2028 (a)	588,144	580,178
Restoration Hardware, Inc.:
2022 Incremental Term Loan 1 mo. USD Term SOFR + 3.25%, 7.68%, 10/20/2028 (a)	232,725	225,925
Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.94%, 10/20/2028 (a)	23,459	22,436
Spencer Spirit IH LLC 2024 Term Loan B 1 mo. USD Term SOFR + 4.75%, 9.06%, 7/15/2031 (a)	235,138	237,489
Staples, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 5.75%, 10.04%, 9/4/2029 (a)	554,318	493,898
Tacala LLC 2024 Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.83%, 1/31/2031 (a)	817,890	818,720
Whatabrands LLC 2024 1st Lien Term Loan B (b)	897,750	894,980
White Cap Buyer LLC 2024 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.58%, 10/19/2029 (a)	248,096	241,141
		10,636,970

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.1%
Instructure Holdings, Inc.:
2024 2nd Lien Term Loan 3 mo. USD Term SOFR + 5.00%, 9.32%, 11/12/2032 (a)	$80,000	$80,233
2024 Term Loan 3 mo. USD Term SOFR + 3.00%, 7.32%, 11/13/2031 (a)	449,192	446,349
		526,582
SHIPBUILDING — 0.1%
LSF11 Trinity Bidco, Inc. 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.32%, 6/14/2030 (a)	524,191	522,225
SOFTWARE — 6.3%
Apttus Corp. 2024 Term Loan B 3 mo. USD Term SOFR + 3.50%, 7.79%, 5/8/2028 (a)	192,249	192,706
Ascend Learning LLC 2021 2nd Lien Term Loan 1 mo. USD Term SOFR + 5.75%, 10.18%, 12/10/2029 (a)	67,843	67,741
AthenaHealth Group, Inc. 2022 Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.33%, 2/15/2029 (a)	1,021,996	1,011,776
BCPE Pequod Buyer, Inc. USD Term Loan B 3 mo. USD Term SOFR + 3.50%, 7.79%, 11/25/2031 (a)	239,856	239,406
Boxer Parent Co., Inc.:
2024 2nd Lien Term Loan 3 mo. USD Term SOFR + 5.75%, 10.04%, 7/30/2032 (a)	125,000	120,938
2025 USD Term Loan B 3 mo. USD Term SOFR + 3.00%, 7.29%, 7/30/2031 (a)	1,511,007	1,486,846
Cast & Crew Payroll LLC 2021 Incremental Term Loan 1 mo. USD Term SOFR + 3.75%, 8.08%, 12/29/2028 (a)	551,960	533,064
Central Parent, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.55%, 7/6/2029 (a)	1,028,219	885,553
Cloud Software Group, Inc.:
2024 1st Lien Term Loan B 3 mo. USD Term SOFR + 3.50%, 7.80%, 3/30/2029 (a)	1,311,642	1,301,208
Security Description	Principal Amount	Value
2024 USD Term Loan 3 mo. USD Term SOFR + 3.75%, 8.05%, 3/21/2031 (a)	$533,662	$529,185
Cornerstone OnDemand, Inc. 2021 Term Loan 1 mo. USD Term SOFR + 3.75%, 8.19%, 10/16/2028 (a)	386,704	336,916
Cotiviti Corp.:
2024 Term Loan 1 mo. USD Term SOFR + 2.75%, 7.07%, 5/1/2031 (a)	223,216	218,752
2025 Incremental Term Loan (b)	800,000	783,000
DCert Buyer, Inc. 2019 Term Loan B 1 mo. USD Term SOFR + 4.00%, 8.33%, 10/16/2026 (a)	93,241	90,921
ECI Macola Max Holding LLC 2024 Term Loan 3 mo. USD Term SOFR + 3.25%, 7.55%, 5/9/2030 (a)	276,058	276,502
EP Purchaser LLC 2021 Term Loan B 3 mo. USD Term SOFR + 3.50%, 8.06%, 11/6/2028 (a)	142,810	141,895
Flash Charm, Inc. 2024 Term Loan 3 mo. USD Term SOFR + 3.50%, 7.79%, 3/2/2028 (a)	467,104	434,187
Flexera Software LLC 2024 1st Lien Term Loan 3 mo. USD Term SOFR + 3.00%, 7.30%, 3/3/2028 (a)	356,274	354,883
Genuine Financial Holdings LLC 2025 Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.55%, 9/27/2030 (a)	99,498	97,906
Ivanti Software, Inc. 2024 Co-Op Term Loan B 3 mo. USD Term SOFR + 4.25%, 8.82%, 12/1/2027 (a)	202,916	167,406
Javelin Buyer, Inc. 2024 1st Lien Term Loan 3 mo. USD Term SOFR + 3.25%, 7.56%, 12/5/2031 (a)	300,000	298,950
Mitchell International, Inc.:
2024 1st Lien Term Loan 1 mo. USD Term SOFR + 3.25%, 7.58%, 6/17/2031 (a)	910,350	900,809
2024 2nd Lien Term Loan 1 mo. USD Term SOFR + 5.25%, 9.58%, 6/17/2032 (a)	135,000	131,794
Modena Buyer LLC Term Loan 3 mo. USD Term SOFR + 4.50%, 8.79%, 7/1/2031 (a)	549,375	533,179

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Particle Investments SARL 2024 Term Loan B 1 mo. USD Term SOFR + 3.75%, 8.08%, 3/28/2031 (a)	$99,000	$99,371
Planview Parent, Inc. 2024 1st Lien Term Loan 3 mo. USD Term SOFR + 3.50%, 7.80%, 12/17/2027 (a)	466,374	462,293
PointClickCare Technologies, Inc. 2024 USD Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.55%, 11/3/2031 (a)	314,212	313,821
Polaris Newco LLC USD Term Loan B 3 mo. USD Term SOFR + 3.75%, 8.30%, 6/2/2028 (a)	1,291,770	1,239,621
Project Alpha Intermediate Holding, Inc.:
2024 1st Lien Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.55%, 10/28/2030 (a)	686,808	686,091
2024 2nd Lien Incremental Term Loan (b)	200,000	199,250
2024 Add-on Term Loan B (b)	260,000	259,728
Project Boost Purchaser LLC:
2024 2nd Lien Term Loan 3 mo. USD Term SOFR + 5.25%, 9.55%, 7/16/2032 (a)	95,000	95,238
2024 Term Loan 3 mo. USD Term SOFR + 3.50%, 7.81%, 7/16/2031 (a)	693,262	690,174
Project Leopard Holdings, Inc. 2022 USD Term Loan B 3 mo. USD Term SOFR + 5.25%, 9.64%, 7/20/2029 (a)	310,138	269,578
Project Ruby Ultimate Parent Corp. 2024 Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.44%, 3/10/2028 (a)	1,104,279	1,102,209
RealPage, Inc. 1st Lien Term Loan 3 mo. USD Term SOFR + 3.00%, 7.56%, 4/24/2028 (a)	411,635	406,723
Rocket Software, Inc. 2023 USD Term Loan B 1 mo. USD Term SOFR + 4.25%, 8.58%, 11/28/2028 (a)	1,435,905	1,434,117
Skopima Merger Sub, Inc. 2024 Repriced Term Loan 1 mo. USD Term SOFR + 3.75%, 8.08%, 5/15/2028 (a)	335,719	333,727
Sovos Compliance LLC 2025 Term Loan B 3 mo. USD Term SOFR + 4.00%, 8.33%, 8/12/2029 (a)	124,596	124,215
Security Description	Principal Amount	Value
Surf Holdings LLC 2025 Incremental Term Loan 1 mo. USD Term SOFR + 3.50%, 7.94%, 3/5/2027 (a)	$1,201,848	$1,203,458
UKG, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 3.00%, 7.30%, 2/10/2031 (a)	1,742,109	1,740,375
		21,795,512
TOTAL SENIOR FLOATING RATE LOANS (Cost $125,641,532)		124,051,771
ASSET-BACKED SECURITIES — 10.5%
OTHER ABS — 10.5%
Apidos CLO XI Ltd. Series 2012-11A, Class ER3, 3 mo. USD Term SOFR + 6.83%, 11.13%, 4/17/2034 (a) (d)	500,000	496,200
Apidos CLO XXV Ltd. Series 2016-25A, Class E1R3, 3 mo. USD Term SOFR + 5.35%, 9.68%, 1/20/2037 (a) (d)	500,000	495,007
ARES Loan Funding II Ltd. Series 2022-ALF2A, Class ER, 3 mo. USD Term SOFR + 8.24%, 12.53%, 10/20/2036 (a) (d)	750,000	750,675
ARES Loan Funding III Ltd. Series 2022-ALF3A, Class ER, 3 mo. USD Term SOFR + 6.10%, 10.40%, 7/25/2036 (a) (d)	1,000,000	985,200
ARES LXII CLO Ltd. Series 2021-62A, Class E, 3 mo. USD Term SOFR + 6.76%, 11.06%, 1/25/2034 (a) (d)	650,000	629,265
ARES LXVIII CLO Ltd. Series 2023-68A, Class E, 3 mo. USD Term SOFR + 8.55%, 12.85%, 4/25/2035 (a) (d)	750,000	750,085
Balboa Bay Loan Funding Ltd. Series 2021-2A, Class E, 3 mo. USD Term SOFR + 6.86%, 11.15%, 1/20/2035 (a) (d)	500,000	481,050
Ballyrock CLO Ltd. Series 2020-2A, Class DR, 3 mo. USD Term SOFR + 6.41%, 10.70%, 10/20/2031 (a) (d)	750,000	745,950

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Barings CLO Ltd. Series 2019-3A, Class ERR, 3 mo. USD Term SOFR + 5.85%, 10.20%, 1/20/2036 (a) (d)	$1,000,000	$997,018
Barrow Hanley CLO I Ltd. Series 2023-1A, Class ER, 3 mo. USD Term SOFR + 5.25%, 9.55%, 1/20/2038 (a) (d)	1,000,000	967,500
Benefit Street Partners CLO IX Ltd. Series 2016-9A, Class ER2, 3 mo. USD Term SOFR + 5.90%, 10.52%, 10/20/2037 (a) (d)	500,000	500,065
Benefit Street Partners CLO X Ltd. Series 2016-10A, Class DRR, 3 mo. USD Term SOFR + 7.01%, 11.30%, 4/20/2034 (a) (d)	500,000	497,650
Capital Four U.S. CLO III Ltd. Series 2022-2A, Class D1, 3 mo. USD Term SOFR + 5.80%, 10.09%, 1/21/2035 (a) (d)	1,000,000	997,400
Carlyle U.S. CLO Ltd.:
Series 2021-9A, Class E, 3 mo. USD Term SOFR + 6.89%, 11.18%, 10/20/2034 (a) (d)	712,882	700,126
Series 2018-4A, Class E2R, 3 mo. USD Term SOFR + 7.86%, 12.16%, 10/17/2037 (a) (d)	500,000	499,343
Series 2021-11A, Class ER, 3 mo. USD Term SOFR + 6.50%, 10.80%, 7/25/2037 (a) (d)	1,250,000	1,178,125
Series 2024-1A, Class E, 3 mo. USD Term SOFR + 6.92%, 11.22%, 4/15/2037 (a) (d)	500,000	502,400
CarVal CLO IX-C Ltd. Series 2024-1A, Class E, 3 mo. USD Term SOFR + 6.75%, 11.04%, 4/20/2037 (a) (d)	500,000	502,500
Cedar Funding XIV CLO Ltd. Series 2021-14A, Class ER, 3 mo. USD Term SOFR + 7.39%, 11.69%, 10/15/2037 (a) (d)	1,000,000	996,600
CIFC Funding Ltd.:
Series 2021-5A, Class ER, 3 mo. USD Term SOFR + 5.10%, 9.41%, 1/15/2038 (a) (d)	1,000,000	984,795
Security Description	Principal Amount	Value
Series 2019-1A, Class ER, 3 mo. USD Term SOFR + 5.75%, 10.04%, 10/20/2037 (a) (d)	$500,000	$498,050
Series 2021-2A, Class E, 3 mo. USD Term SOFR + 6.46%, 10.76%, 4/15/2034 (a) (d)	750,000	722,700
Columbia Cent CLO 34 Ltd. Series 2024-34A, Class E, 3 mo. USD Term SOFR + 6.85%, 11.29%, 1/25/2038 (a) (d)	1,000,000	1,004,800
Galaxy 30 CLO Ltd. Series 2022-30A, Class ER, 3 mo. USD Term SOFR + 5.90%, 10.30%, 1/15/2038 (a) (d)	900,000	890,068
Galaxy XXIV CLO Ltd. Series 2017-24A, Class DR, 3 mo. USD Term SOFR + 4.15%, 8.45%, 4/15/2037 (a) (d)	500,000	507,292
Generate CLO 10 Ltd. Series 2022-10A, Class D1R, 3 mo. USD Term SOFR + 2.85%, 7.17%, 1/22/2038 (a) (d)	1,000,000	998,923
KKR CLO 35 Ltd. Series 35A, Class ER, 3 mo. USD Term SOFR + 4.90%, 9.22%, 1/20/2038 (a) (d)	1,500,000	1,465,176
MidOcean Credit CLO XI Ltd. Series 2022-11A, Class ER2, 3 mo. USD Term SOFR + 6.00%, 10.32%, 1/18/2036 (a) (d)	650,000	611,065
New Mountain CLO 1 Ltd. Series CLO-1A, Class ERR, 3 mo. USD Term SOFR + 5.25%, 9.55%, 1/15/2038 (a) (d)	500,000	494,923
OCP CLO Ltd. Series 2017-13A, Class ER2, 3 mo. USD Term SOFR + 5.90%, 10.46%, 11/26/2037 (a) (d)	500,000	490,850
Octagon 60 Ltd. Series 2022-1A, Class ER, 3 mo. USD Term SOFR + 7.00%, 11.29%, 10/20/2037 (a) (d)	1,000,000	1,010,929
Octagon 62 Ltd. Series 2022-1A, Class ER, 3 mo. USD Term SOFR + 6.40%, 10.69%, 1/23/2038 (a) (d)	1,150,000	1,146,939

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Octagon 75 Ltd. Series 2025-1A, Class E, 3 mo. USD Term SOFR + 4.95%, 9.27%, 1/22/2038 (a) (d)	$1,000,000	$912,700
Palmer Square CLO Ltd. Series 2019-1A, Class DR, 3 mo. USD Term SOFR + 6.76%, 11.08%, 11/14/2034 (a) (d)	500,000	487,250
Pikes Peak CLO 2 Series 2018-2A, Class D2R, 3 mo. USD Term SOFR + 5.12%, 9.41%, 10/18/2034 (a) (d)	1,000,000	997,000
Pikes Peak CLO 8 Series 2021-8A, Class ER, 3 mo. USD Term SOFR + 5.75%, 10.04%, 1/20/2038 (a) (d)	1,000,000	994,714
Point Au Roche Park CLO Ltd. Series 2021-1A, Class E, 3 mo. USD Term SOFR + 6.36%, 10.65%, 7/20/2034 (a) (d)	1,480,000	1,412,216
Rad CLO 10 Ltd. Series 2021-10A, Class E, 3 mo. USD Term SOFR + 6.11%, 10.40%, 4/23/2034 (a) (d)	500,000	488,350
Rad CLO 3 Ltd. Series 2019-3A, Class E1R2, 3 mo. USD Term SOFR + 5.88%, 10.18%, 7/15/2037 (a) (d)	500,000	453,150
RR 26 Ltd. Series 2023-26A, Class DR, 3 mo. USD Term SOFR + 4.40%, 8.72%, 4/15/2038 (a) (d)	500,000	499,295
RR 36 Ltd. Series 2024-36RA, Class DR, 3 mo. USD Term SOFR + 5.25%, 9.55%, 1/15/2040 (a) (d)	850,000	855,993
TCW CLO Ltd. Series 2024-3X, Class E, 3 mo. USD Term SOFR + 6.60%, 11.11%, 10/20/2037 (a)	1,000,000	1,002,700
TICP CLO XI Ltd. Series 2018-11A, Class ER, 3 mo. USD Term SOFR + 6.70%, 11.00%, 4/25/2037 (a) (d)	500,000	500,100
Security Description	Principal Amount	Value
Trimaran CAVU Ltd. Series 2021-2A, Class E, 3 mo. USD Term SOFR + 7.46%, 11.76%, 10/25/2034 (a) (d)	$1,500,000	$1,493,700
Trinitas CLO XXIX Ltd. Series 2024-29A, Class E, 3 mo. USD Term SOFR + 6.50%, 10.79%, 7/23/2037 (a) (d)	1,000,000	1,001,700
Vibrant CLO XVI Ltd. Series 2023-16A, Class C, 3 mo. USD Term SOFR + 5.84%, 10.14%, 4/15/2036 (a) (d)	500,000	499,956
		36,097,493
TOTAL ASSET-BACKED SECURITIES (Cost $36,441,603)		36,097,493
	Shares
COMMON STOCKS — 0.1%
AEROSPACE & DEFENSE — 0.1%
Flame Newco LLC (e) (f)	19,856	297,840
ENTERTAINMENT — 0.0% (c)
Cineworld Group PLC (e) (f)	1,834	38,972
TOTAL COMMON STOCKS (Cost $242,709)		336,812

MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 1.6%
DOMESTIC FIXED INCOME — 1.6%
SPDR Blackstone Senior Loan ETF (g) (Cost $5,530,195)	132,691	5,457,581
	Principal Amount
CORPORATE BONDS & NOTES — 49.4%
ADVERTISING — 0.1%
Clear Channel Outdoor Holdings, Inc. 7.75%, 4/15/2028 (d)	$124,000	106,435
Lamar Media Corp. 3.75%, 2/15/2028	346,000	329,005
AEROSPACE & DEFENSE — 1.2%
AAR Escrow Issuer LLC 6.75%, 3/15/2029 (d)	200,000	203,006
Bombardier, Inc. 7.45%, 5/1/2034 (d)	771,000	793,513
TransDigm, Inc.:
4.63%, 1/15/2029	552,000	524,803
4.88%, 5/1/2029	240,000	227,805

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
6.38%, 3/1/2029 (d)	$2,487,000	$2,513,586
6.63%, 3/1/2032 (d)	20,000	20,252
6.75%, 8/15/2028 (d)	10,000	10,152
AGRICULTURE — 0.1%
Turning Point Brands, Inc. 7.63%, 3/15/2032 (d)	513,000	533,387
AIRLINES — 0.7%
Air Canada 3.88%, 8/15/2026 (d)	10,000	9,789
Allegiant Travel Co. 7.25%, 8/15/2027 (d)	149,000	144,508
American Airlines, Inc. 7.25%, 2/15/2028 (d)	314,000	312,405
JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 9/20/2031 (d)	1,468,000	1,448,109
VistaJet Malta Finance PLC/Vista Management Holding, Inc. 9.50%, 6/1/2028 (d)	350,000	346,517
AUTO MANUFACTURERS — 0.6%
Allison Transmission, Inc. 3.75%, 1/30/2031 (d)	1,768,000	1,571,823
Aston Martin Capital Holdings Ltd. 10.00%, 3/31/2029 (d)	455,000	412,739
AUTO PARTS & EQUIPMENT — 0.6%
Garrett Motion Holdings, Inc./Garrett LX I SARL 7.75%, 5/31/2032 (d)	1,336,000	1,321,745
Tenneco, Inc. 8.00%, 11/17/2028 (d)	400,000	381,592
Titan International, Inc. 7.00%, 4/30/2028	280,000	276,640
BEVERAGES — 0.2%
Primo Water Holdings, Inc./Triton Water Holdings, Inc. 4.38%, 4/30/2029 (d)	567,000	542,137
CHEMICALS — 0.3%
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (d)	687,000	664,411
Ingevity Corp. 3.88%, 11/1/2028 (d)	40,000	37,344
Methanex Corp. 5.13%, 10/15/2027	107,000	104,631
SCIL IV LLC/SCIL USA Holdings LLC 5.38%, 11/1/2026 (d)	127,000	125,001
COAL — 0.3%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 8.63%, 6/15/2029 (d)	710,000	744,555
Security Description	Principal Amount	Value
SunCoke Energy, Inc. 4.88%, 6/30/2029 (d)	$490,000	$449,781
COMMERCIAL SERVICES — 1.0%
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (d)	530,000	522,405
Carriage Services, Inc. 4.25%, 5/15/2029 (d)	420,000	381,704
Deluxe Corp. 8.00%, 6/1/2029 (d)	39,000	35,498
Hertz Corp.:
4.63%, 12/1/2026 (d)	498,000	347,335
5.00%, 12/1/2029 (d)	614,000	307,313
12.63%, 7/15/2029 (d)	299,000	269,869
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.38%, 8/31/2027 (d)	20,000	18,958
RR Donnelley & Sons Co. 9.50%, 8/1/2029 (d)	350,000	347,067
Service Corp. International:
3.38%, 8/15/2030	432,000	384,998
4.00%, 5/15/2031	770,000	698,713
5.13%, 6/1/2029	10,000	9,766
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 4.63%, 11/1/2026 (d)	30,000	29,566
Veritiv Operating Co. 10.50%, 11/30/2030 (d)	150,000	159,431
COMPUTERS — 0.7%
Crane NXT Co. 4.20%, 3/15/2048	52,000	32,608
KBR, Inc. 4.75%, 9/30/2028 (d)	140,000	133,188
Science Applications International Corp. 4.88%, 4/1/2028 (d)	715,000	683,683
Seagate HDD Cayman 4.88%, 6/1/2027	1,654,000	1,627,503
CONSTRUCTION MATERIALS — 0.4%
Builders FirstSource, Inc. 5.00%, 3/1/2030 (d)	120,000	114,849
Camelot Return Merger Sub, Inc. 8.75%, 8/1/2028 (d)	320,000	263,613
Cornerstone Building Brands, Inc. 9.50%, 8/15/2029 (d)	60,000	49,886
Griffon Corp. 5.75%, 3/1/2028	1,000,000	978,240
DIVERSIFIED FINANCIAL SERVICES — 3.9%
AG Issuer LLC 6.25%, 3/1/2028 (d)	220,000	216,399
Ally Financial, Inc. 6.70%, 2/14/2033	650,000	649,818
Aretec Group, Inc. 10.00%, 8/15/2030 (d)	240,000	257,914

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Bread Financial Holdings, Inc. 9.75%, 3/15/2029 (d)	$110,000	$116,031
Burford Capital Global Finance LLC:
6.88%, 4/15/2030 (d)	172,000	170,421
9.25%, 7/1/2031 (d)	303,000	319,965
Credit Acceptance Corp. 6.63%, 3/15/2030 (d)	300,000	295,950
Enova International, Inc.:
9.13%, 8/1/2029 (d)	1,090,000	1,120,509
11.25%, 12/15/2028 (d)	530,000	571,049
EZCORP, Inc. 7.38%, 4/1/2032 (d)	425,000	431,282
Freedom Mortgage Holdings LLC 8.38%, 4/1/2032 (d)	234,000	228,578
Jane Street Group/JSG Finance, Inc. 4.50%, 11/15/2029 (d)	540,000	510,991
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 8/15/2028 (d)	200,000	188,236
Nationstar Mortgage Holdings, Inc.:
5.13%, 12/15/2030 (d)	798,000	796,236
5.50%, 8/15/2028 (d)	379,000	375,748
5.75%, 11/15/2031 (d)	483,000	482,319
6.00%, 1/15/2027 (d)	120,000	119,972
6.50%, 8/1/2029 (d)	779,000	788,332
7.13%, 2/1/2032 (d)	20,000	20,770
Navient Corp.:
9.38%, 7/25/2030	142,000	151,356
11.50%, 3/15/2031	370,000	413,490
Series A, 5.63%, 8/1/2033	1,131,000	974,684
OneMain Finance Corp.:
5.38%, 11/15/2029	22,000	20,947
6.63%, 5/15/2029	82,000	82,261
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (d)	1,041,000	974,491
6.88%, 2/15/2033 (d)	280,000	280,084
7.88%, 12/15/2029 (d)	741,000	772,685
PRA Group, Inc.:
8.38%, 2/1/2028 (d)	1,052,000	1,075,491
8.88%, 1/31/2030 (d)	102,000	106,589
SLM Corp. 6.50%, 1/31/2030	484,000	496,424
StoneX Group, Inc. 7.88%, 3/1/2031 (d)	300,000	313,665
TrueNoord Capital DAC 8.75%, 3/1/2030 (d)	220,000	223,342
ELECTRIC — 0.5%
Clearway Energy Operating LLC:
3.75%, 1/15/2032 (d)	100,000	85,723
4.75%, 3/15/2028 (d)	1,851,000	1,793,545
Security Description	Principal Amount	Value
PG&E Corp. 5.00%, 7/1/2028	$20,000	$19,471
ELECTRONICS — 0.1%
Sensata Technologies BV 4.00%, 4/15/2029 (d)	570,000	523,739
ENGINEERING & CONSTRUCTION — 0.5%
AECOM 5.13%, 3/15/2027	330,000	327,208
Brundage-Bone Concrete Pumping Holdings, Inc. 7.50%, 2/1/2032 (d)	65,000	61,901
Dycom Industries, Inc. 4.50%, 4/15/2029 (d)	515,000	481,386
Tutor Perini Corp. 11.88%, 4/30/2029 (d)	660,000	726,845
ENTERTAINMENT — 0.9%
Churchill Downs, Inc. 4.75%, 1/15/2028 (d)	2,288,000	2,222,724
Lions Gate Capital Holdings LLC 5.50%, 4/15/2029 (d)	80,000	64,627
Live Nation Entertainment, Inc. 4.75%, 10/15/2027 (d)	919,000	896,668
ENVIRONMENTAL CONTROL — 0.2%
Clean Harbors, Inc. 4.88%, 7/15/2027 (d)	644,000	634,656
FOOD — 1.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 4.63%, 1/15/2027 (d)	8,000	7,883
B&G Foods, Inc. 5.25%, 9/15/2027	1,222,000	1,143,108
Performance Food Group, Inc.:
4.25%, 8/1/2029 (d)	70,000	65,537
5.50%, 10/15/2027 (d)	30,000	29,723
Post Holdings, Inc.:
4.50%, 9/15/2031 (d)	502,000	454,752
4.63%, 4/15/2030 (d)	2,585,000	2,413,744
6.25%, 2/15/2032 (d)	90,000	90,571
6.38%, 3/1/2033 (d)	90,000	88,816
U.S. Foods, Inc. 4.63%, 6/1/2030 (d)	14,000	13,290
United Natural Foods, Inc. 6.75%, 10/15/2028 (d)	498,000	492,009
FOREST PRODUCTS & PAPER — 0.5%
Mercer International, Inc.:
5.13%, 2/1/2029	393,000	337,469
12.88%, 10/1/2028 (d)	1,220,000	1,293,627
HEALTH CARE PRODUCTS — 0.2%
Avantor Funding, Inc. 3.88%, 11/1/2029 (d)	80,000	73,853
Hologic, Inc. 4.63%, 2/1/2028 (d)	707,000	692,196
Insulet Corp. 6.50%, 4/1/2033 (d)	89,000	90,493

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Teleflex, Inc. 4.25%, 6/1/2028 (d)	$10,000	$9,533
HEALTH CARE SERVICES — 1.7%
Charles River Laboratories International, Inc. 3.75%, 3/15/2029 (d)	120,000	110,476
CHS/Community Health Systems, Inc.:
6.13%, 4/1/2030 (d)	40,000	23,848
6.88%, 4/15/2029 (d)	1,347,000	871,846
10.88%, 1/15/2032 (d)	310,000	306,463
DaVita, Inc.:
3.75%, 2/15/2031 (d)	542,000	471,150
4.63%, 6/1/2030 (d)	1,601,000	1,475,562
Encompass Health Corp.:
4.50%, 2/1/2028	619,000	601,049
4.63%, 4/1/2031	1,370,000	1,285,032
IQVIA, Inc. 5.00%, 5/15/2027 (d)	20,000	19,733
Pediatrix Medical Group, Inc. 5.38%, 2/15/2030 (d)	370,000	356,007
Star Parent, Inc. 9.00%, 10/1/2030 (d)	270,000	266,868
HOME BUILDERS — 0.4%
Century Communities, Inc. 3.88%, 8/15/2029 (d)	151,000	135,692
Landsea Homes Corp. 8.88%, 4/1/2029 (d)	260,000	247,691
M/I Homes, Inc. 3.95%, 2/15/2030	63,000	57,417
Taylor Morrison Communities, Inc.:
5.13%, 8/1/2030 (d)	240,000	230,597
5.75%, 1/15/2028 (d)	573,000	571,648
HOME FURNISHINGS — 0.5%
Somnigroup International, Inc. 4.00%, 4/15/2029 (d)	1,821,000	1,691,636
HOUSEHOLD PRODUCTS — 0.2%
Prestige Brands, Inc. 3.75%, 4/1/2031 (d)	703,000	629,923
HOUSEHOLD PRODUCTS & WARES — 0.1%
Central Garden & Pet Co. 4.13%, 4/30/2031 (d)	225,000	201,780
INTERNET — 1.0%
Cogent Communications Group LLC 7.00%, 6/15/2027 (d)	1,379,000	1,387,260
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.50%, 3/1/2029 (d)	749,000	693,911
Rakuten Group, Inc.:
9.75%, 4/15/2029 (d)	1,418,000	1,539,182
11.25%, 2/15/2027 (d)	10,000	10,834
Security Description	Principal Amount	Value
INVESTMENT COMPANY SECURITY — 0.6%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.38%, 2/1/2029	$20,000	$16,704
9.00%, 6/15/2030	24,000	22,756
9.75%, 1/15/2029	520,000	516,979
10.00%, 11/15/2029 (d)	938,000	931,687
Prospect Capital Corp. 3.44%, 10/15/2028	500,000	432,110
IRON/STEEL — 0.1%
Algoma Steel, Inc. 9.13%, 4/15/2029 (d)	210,000	197,339
IT SERVICES — 0.2%
ASGN, Inc. 4.63%, 5/15/2028 (d)	650,000	621,075
LEISURE TIME — 0.5%
Carnival Corp. 5.75%, 3/15/2030 (d)	40,000	39,837
Royal Caribbean Cruises Ltd. 4.25%, 7/1/2026 (d)	155,000	152,622
Sabre GLBL, Inc.:
8.63%, 6/1/2027 (d)	353,000	349,248
10.75%, 11/15/2029 (d)	1,135,000	1,144,511
LODGING — 1.0%
Hilton Domestic Operating Co., Inc.:
3.63%, 2/15/2032 (d)	608,000	532,620
3.75%, 5/1/2029 (d)	2,050,000	1,910,949
4.88%, 1/15/2030	240,000	232,058
Station Casinos LLC 4.50%, 2/15/2028 (d)	62,000	59,445
Travel & Leisure Co. 6.63%, 7/31/2026 (d)	20,000	20,159
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (d)	760,000	725,990
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 5/15/2027 (d)	40,000	39,561
MACHINERY, CONSTRUCTION & MINING — 0.1%
BWX Technologies, Inc.:
4.13%, 6/30/2028 (d)	90,000	84,997
4.13%, 4/15/2029 (d)	452,000	422,086
MACHINERY-DIVERSIFIED — 0.2%
ATS Corp. 4.13%, 12/15/2028 (d)	8,000	7,427
Esab Corp. 6.25%, 4/15/2029 (d)	200,000	203,004
Mueller Water Products, Inc. 4.00%, 6/15/2029 (d)	710,000	659,341
MEDIA — 3.3%
AMC Networks, Inc. 4.25%, 2/15/2029	977,000	732,662

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/2031 (d)	$583,000	$516,526
4.25%, 1/15/2034 (d)	1,575,000	1,295,532
4.50%, 5/1/2032	100,000	86,942
4.75%, 3/1/2030 (d)	677,000	627,356
4.75%, 2/1/2032 (d)	305,000	270,810
5.00%, 2/1/2028 (d)	40,000	38,810
5.13%, 5/1/2027 (d)	20,000	19,694
CSC Holdings LLC:
5.38%, 2/1/2028 (d)	20,000	17,060
6.50%, 2/1/2029 (d)	480,000	398,285
7.50%, 4/1/2028 (d)	40,000	28,646
11.25%, 5/15/2028 (d)	340,000	330,432
11.75%, 1/31/2029 (d)	710,000	688,253
Directv Financing LLC/Directv Financing Co-Obligor, Inc.:
5.88%, 8/15/2027 (d)	50,000	48,470
10.00%, 2/15/2031 (d)	904,000	867,397
Gray Media, Inc. 4.75%, 10/15/2030 (d)	1,583,000	1,004,904
Nexstar Media, Inc.:
4.75%, 11/1/2028 (d)	2,497,000	2,337,117
5.63%, 7/15/2027 (d)	396,000	390,401
Sinclair Television Group, Inc. 5.50%, 3/1/2030 (d)	418,000	310,699
Univision Communications, Inc. 8.50%, 7/31/2031 (d)	920,000	899,521
Virgin Media Finance PLC 5.00%, 7/15/2030 (d)	304,000	259,130
Virgin Media Secured Finance PLC 5.50%, 5/15/2029 (d)	210,000	198,937
METAL FABRICATE & HARDWARE — 0.3%
Park-Ohio Industries, Inc. 6.63%, 4/15/2027	183,000	176,961
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (d)	860,000	807,402
MINING — 0.5%
FMG Resources August 2006 Pty. Ltd.:
4.50%, 9/15/2027 (d)	90,000	87,274
5.88%, 4/15/2030 (d)	14,000	13,827
Hecla Mining Co. 7.25%, 2/15/2028	175,000	176,561
IAMGOLD Corp. 5.75%, 10/15/2028 (d)	337,000	329,468
New Gold, Inc. 6.88%, 4/1/2032 (d)	450,000	454,410
Taseko Mines Ltd. 8.25%, 5/1/2030 (d)	500,000	511,285
MISCELLANEOUS MANUFACTURER — 0.1%
Axon Enterprise, Inc. 6.13%, 3/15/2030 (d)	338,000	341,458
Security Description	Principal Amount	Value
Enpro, Inc. 5.75%, 10/15/2026	$20,000	$20,010
OFFICE & BUSINESS EQUIPMENT — 0.4%
Pitney Bowes, Inc. 7.25%, 3/15/2029 (d)	1,300,000	1,294,033
OIL & GAS — 5.3%
California Resources Corp. 8.25%, 6/15/2029 (d)	1,079,000	1,096,232
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.75%, 7/15/2028 (d)	629,000	569,402
Chord Energy Corp. 6.75%, 3/15/2033 (d)	153,000	152,328
CNX Resources Corp.:
6.00%, 1/15/2029 (d)	779,000	768,149
7.38%, 1/15/2031 (d)	50,000	50,855
Comstock Resources, Inc.:
5.88%, 1/15/2030 (d)	2,130,000	2,010,656
6.75%, 3/1/2029 (d)	1,400,000	1,368,724
Crescent Energy Finance LLC:
7.38%, 1/15/2033 (d)	1,091,000	1,052,815
7.63%, 4/1/2032 (d)	472,000	467,124
CVR Energy, Inc. 8.50%, 1/15/2029 (d)	1,744,000	1,674,467
Diamond Foreign Asset Co./Diamond Finance LLC 8.50%, 10/1/2030 (d)	220,000	226,151
EnQuest PLC 11.63%, 11/1/2027 (d)	76,000	78,111
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (d)	1,009,000	1,023,852
Hilcorp Energy I LP/Hilcorp Finance Co.:
6.25%, 4/15/2032 (d)	60,000	56,138
7.25%, 2/15/2035 (d)	440,000	420,636
8.38%, 11/1/2033 (d)	250,000	256,172
Karoon USA Finance, Inc. 10.50%, 5/14/2029 (d)	618,000	636,107
Kraken Oil & Gas Partners LLC 7.63%, 8/15/2029 (d)	230,000	223,910
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 6.88%, 12/1/2032 (d)	301,000	300,449
MEG Energy Corp. 5.88%, 2/1/2029 (d)	316,000	310,679
Northern Oil & Gas, Inc. 8.13%, 3/1/2028 (d)	1,204,000	1,207,395
Parkland Corp.:
4.50%, 10/1/2029 (d)	354,000	333,723
4.63%, 5/1/2030 (d)	50,000	46,854
5.88%, 7/15/2027 (d)	120,000	119,513
Precision Drilling Corp. 6.88%, 1/15/2029 (d)	290,000	282,498

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Sunoco LP:
6.25%, 7/1/2033 (d)	$496,000	$495,990
7.00%, 5/1/2029 (d)	190,000	194,509
Sunoco LP/Sunoco Finance Corp. 4.50%, 5/15/2029	1,314,000	1,244,424
Talos Production, Inc.:
9.00%, 2/1/2029 (d)	250,000	257,092
9.38%, 2/1/2031 (d)	687,000	699,854
Transocean, Inc. 8.00%, 2/1/2027 (d)	50,000	49,800
Vermilion Energy, Inc. 6.88%, 5/1/2030 (d)	20,000	19,562
W&T Offshore, Inc. 10.75%, 2/1/2029 (d)	620,000	599,633
OIL & GAS SERVICES — 1.2%
Oceaneering International, Inc. 6.00%, 2/1/2028	149,000	147,988
TGS ASA 8.50%, 1/15/2030 (d)	340,000	351,608
USA Compression Partners LP/USA Compression Finance Corp.:
6.88%, 9/1/2027	305,000	305,253
7.13%, 3/15/2029 (d)	2,379,000	2,419,895
Viridien 10.00%, 10/15/2030 (d)	1,031,000	1,055,961
PACKAGING & CONTAINERS — 0.7%
Clydesdale Acquisition Holdings, Inc. 6.75%, 4/15/2032 (d) (h)	415,000	417,718
Mauser Packaging Solutions Holding Co. 7.88%, 4/15/2027 (d)	630,000	617,621
OI European Group BV 4.75%, 2/15/2030 (d)	100,000	91,520
Owens-Brockway Glass Container, Inc.:
6.63%, 5/13/2027 (d)	400,000	398,400
7.38%, 6/1/2032 (d)	240,000	229,404
TriMas Corp. 4.13%, 4/15/2029 (d)	570,000	529,439
PHARMACEUTICALS — 0.8%
AdaptHealth LLC:
4.63%, 8/1/2029 (d)	386,000	351,303
5.13%, 3/1/2030 (d)	508,000	463,784
Grifols SA 4.75%, 10/15/2028 (d)	243,000	224,544
HLF Financing SARL LLC/Herbalife International, Inc.:
4.88%, 6/1/2029 (d)	1,633,000	1,259,451
12.25%, 4/15/2029 (d)	140,000	151,215
Option Care Health, Inc. 4.38%, 10/31/2029 (d)	190,000	177,401
Security Description	Principal Amount	Value
PIPELINES — 3.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.38%, 6/15/2029 (d)	$199,000	$194,686
6.63%, 2/1/2032 (d)	30,000	30,511
Delek Logistics Partners LP/Delek Logistics Finance Corp.:
7.13%, 6/1/2028 (d)	561,000	562,122
8.63%, 3/15/2029 (d)	2,026,000	2,098,044
DT Midstream, Inc.:
4.13%, 6/15/2029 (d)	795,000	748,588
4.38%, 6/15/2031 (d)	1,511,000	1,391,978
Global Partners LP/GLP Finance Corp. 8.25%, 1/15/2032 (d)	280,000	287,980
Hess Midstream Operations LP:
4.25%, 2/15/2030 (d)	1,000,000	941,940
5.13%, 6/15/2028 (d)	891,000	877,457
5.88%, 3/1/2028 (d)	550,000	553,025
6.50%, 6/1/2029 (d)	220,000	224,288
NGL Energy Operating LLC/NGL Energy Finance Corp.:
8.13%, 2/15/2029 (d)	564,000	568,083
8.38%, 2/15/2032 (d)	460,000	461,417
Summit Midstream Holdings LLC 8.63%, 10/31/2029 (d)	1,462,000	1,493,989
REAL ESTATE — 0.5%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp. 5.75%, 1/15/2029 (d)	980,000	800,268
Cushman & Wakefield U.S. Borrower LLC 6.75%, 5/15/2028 (d)	20,000	20,054
Howard Hughes Corp.:
4.13%, 2/1/2029 (d)	1,005,000	918,922
4.38%, 2/1/2031 (d)	120,000	106,941
REAL ESTATE INVESTMENT TRUSTS — 5.2%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (d)	670,000	609,164
Brandywine Operating Partnership LP:
4.55%, 10/1/2029	873,000	794,203
8.88%, 4/12/2029	520,000	544,814
Diversified Healthcare Trust:
4.38%, 3/1/2031	407,000	312,120
4.75%, 2/15/2028	1,330,000	1,142,989
Hudson Pacific Properties LP:
4.65%, 4/1/2029	750,000	568,185
5.95%, 2/15/2028	400,000	346,656
Iron Mountain, Inc. 5.25%, 3/15/2028 (d)	171,000	167,228

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25%, 2/1/2027 (d)	$2,784,000	$2,710,335
4.75%, 6/15/2029 (d)	70,000	66,710
MPT Operating Partnership LP/MPT Finance Corp.:
3.50%, 3/15/2031	640,000	426,848
4.63%, 8/1/2029	2,264,000	1,732,843
5.00%, 10/15/2027	1,320,000	1,191,076
Rithm Capital Corp. 8.00%, 4/1/2029 (d)	1,379,000	1,372,657
SBA Communications Corp. 3.88%, 2/15/2027	600,000	583,722
Service Properties Trust 4.95%, 10/1/2029	263,000	217,114
Starwood Property Trust, Inc.:
3.63%, 7/15/2026 (d)	230,000	222,918
4.38%, 1/15/2027 (d)	2,274,000	2,210,146
6.00%, 4/15/2030 (d)	100,000	97,986
6.50%, 7/1/2030 (d)	400,000	400,268
7.25%, 4/1/2029 (d)	425,000	436,484
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC 6.50%, 2/15/2029 (d)	1,857,000	1,670,687
RETAIL — 3.1%
1011778 BC ULC/New Red Finance, Inc.:
3.50%, 2/15/2029 (d)	20,000	18,487
3.88%, 1/15/2028 (d)	2,015,000	1,927,609
6.13%, 6/15/2029 (d)	110,000	110,890
Asbury Automotive Group, Inc.:
4.75%, 3/1/2030	331,000	308,840
5.00%, 2/15/2032 (d)	40,000	36,231
FirstCash, Inc.:
4.63%, 9/1/2028 (d)	960,000	915,926
5.63%, 1/1/2030 (d)	636,000	616,907
6.88%, 3/1/2032 (d)	458,000	463,423
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (d)	150,000	141,106
Murphy Oil USA, Inc. 3.75%, 2/15/2031 (d)	1,249,000	1,110,423
Patrick Industries, Inc.:
4.75%, 5/1/2029 (d)	190,000	178,359
6.38%, 11/1/2032 (d)	580,000	562,652
PetSmart, Inc./PetSmart Finance Corp. 4.75%, 2/15/2028 (d)	460,000	430,362
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.00%, 6/1/2031 (d)	1,142,000	1,030,918
Security Description	Principal Amount	Value
Superior Plus LP/Superior General Partner, Inc. 4.50%, 3/15/2029 (d)	$820,000	$756,229
Walgreens Boots Alliance, Inc. 8.13%, 8/15/2029	30,000	30,610
Yum! Brands, Inc.:
3.63%, 3/15/2031	10,000	8,965
4.75%, 1/15/2030 (d)	1,960,000	1,893,164
SEMICONDUCTORS — 0.3%
ams-OSRAM AG 12.25%, 3/30/2029 (d)	688,000	707,092
Entegris, Inc. 4.38%, 4/15/2028 (d)	180,000	172,633
SOFTWARE — 1.7%
Cloud Software Group, Inc. 6.50%, 3/31/2029 (d)	1,430,000	1,390,260
Fair Isaac Corp.:
4.00%, 6/15/2028 (d)	1,923,000	1,830,331
5.25%, 5/15/2026 (d)	190,000	189,920
PTC, Inc. 4.00%, 2/15/2028 (d)	363,000	348,720
ROBLOX Corp. 3.88%, 5/1/2030 (d)	1,292,000	1,176,469
Twilio, Inc. 3.63%, 3/15/2029	826,000	766,611
TELECOMMUNICATIONS — 2.0%
Ciena Corp. 4.00%, 1/31/2030 (d)	30,000	27,406
CommScope LLC:
7.13%, 7/1/2028 (d)	1,474,000	1,304,018
8.25%, 3/1/2027 (d)	890,000	841,460
CommScope Technologies LLC 5.00%, 3/15/2027 (d)	402,000	360,650
EchoStar Corp. 10.75%, 11/30/2029	2,020,000	2,123,323
Lumen Technologies, Inc. 4.50%, 1/15/2029 (d)	610,000	496,144
Viasat, Inc.:
6.50%, 7/15/2028 (d)	540,000	468,050
7.50%, 5/30/2031 (d)	580,000	440,620
Viavi Solutions, Inc. 3.75%, 10/1/2029 (d)	680,000	622,628
Vmed O2 U.K. Financing I PLC 4.25%, 1/31/2031 (d)	150,000	129,146
TRANSPORTATION — 0.0% (c)
RXO, Inc. 7.50%, 11/15/2027 (d)	30,000	30,853
TOTAL CORPORATE BONDS & NOTES (Cost $170,555,663)		169,880,563

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 4.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (i) (j) (Cost $15,083,363)	15,083,363	$15,083,363
TOTAL INVESTMENTS — 102.0% (Cost $353,495,065)		350,907,583
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0)%		(6,779,935)
NET ASSETS — 100.0%		$344,127,648
(a)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Position is unsettled. Contract rate was not determined at March 31, 2025 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 51.7% of net assets as of March 31, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2025, total aggregate fair value of the securities is $336,812, representing 0.1% of the Fund's net assets.
(f)	Non-income producing security.
(g)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(h)	When-issued security.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at March 31, 2025.
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
PIK	Payment in Kind
SOFR	Secured Overnight Financing Rate

At March 31, 2025, the Fund had unfunded loan commitments of $385,115, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
Air Comm Corporation, LLC	69,231	68,971	(260)
Chrysaor Bidco Sarl	3,443	3,454	11
DG Investment Intermediate Holdings 2, Inc.	11,265	11,096	(169)
Grant Thornton Advisors LLC	20,109	20,030	(79)
Groundworks, LLC	102,832	100,905	(1,927)
Hanger, Inc.	17,937	17,946	9
Janney Montgomery Scott LLC	22,858	22,915	57
Kaman Corporation	56,034	55,356	(678)
Raven Acquisition Holdings LLC	59,667	59,021	(646)
US Fertility Enterprises LLC	21,739	21,794	55
	$385,115	$381,488	$(3,627)

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$169,880,563	$—	$169,880,563
Asset-Backed Securities	—	36,097,493	—	36,097,493
Common Stocks	—	—	336,812	336,812
Mutual Funds and Exchange Traded Products	5,457,581	—	—	5,457,581
Senior Floating Rate Loans	—	124,051,771	—	124,051,771
Short-Term Investment	15,083,363	—	—	15,083,363
TOTAL INVESTMENTS	$20,540,944	$330,029,827	$336,812	$350,907,583
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans - Unrealized Appreciation	$—	$132	$—	$132
Unfunded Loans - Unrealized Depreciation	—	(3,759)	—	(3,759)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$(3,627)	$—	$(3,627)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
SPDR Blackstone Senior Loan ETF	126,117	$5,271,691	$3,903,714	$3,593,789	$(52,095)	$(71,940)	132,691	$5,457,581	$306,218
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,490,445	4,490,445	162,914,520	152,321,602	—	—	15,083,363	15,083,363	635,826
Total		$9,762,136	$166,818,234	$155,915,391	$(52,095)	$(71,940)		$20,540,944	$942,044
See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS — 93.0%
ADVERTISING SERVICES — 0.5%
Neptune Bidco U.S., Inc. 2022 USD Term Loan B 3 mo. USD Term SOFR + 5.00%, 9.39%, 4/11/2029 (a)	$36,274,001	$31,371,389
Planet U.S. Buyer LLC 2024 Term Loan B 3 mo. USD Term SOFR + 3.00%, 7.32%, 2/7/2031 (a)	6,725,388	6,716,275
		38,087,664
AEROSPACE & DEFENSE — 1.3%
Air Comm Corp. LLC 2024 Term Loan 1 mo. USD Term SOFR + 3.00%, 7.32%, 11/21/2031 (a)	8,563,595	8,531,481
Dynasty Acquisition Co., Inc.:
2024 1st Lien Term Loan B1 1 mo. USD Term SOFR + 2.00%, 6.33%, 10/31/2031 (a)	3,915,599	3,909,374
2024 1st Lien Term Loan B2 1 mo. USD Term SOFR + 2.00%, 6.33%, 10/31/2031 (a)	1,489,369	1,487,001
Kaman Corp. 2025 Term Loan B 3 mo. USD Term SOFR + 2.75%, 7.07%, 2/26/2032 (a)	20,348,030	20,102,124
TransDigm, Inc.:
2023 Term Loan J (b)	38,782,386	38,612,713
2024 Term Loan I 3 mo. USD Term SOFR + 2.75%, 7.05%, 8/24/2028 (a)	10,297,766	10,306,364
2024 Term Loan K 3 mo. USD Term SOFR + 2.75%, 7.05%, 3/22/2030 (a)	14,934,191	14,927,471
		97,876,528
AIRLINES — 0.6%
Air Canada 2024 Term Loan B 1 mo. USD Term SOFR + 2.00%, 6.32%, 3/21/2031 (a)	933,799	924,750
American Airlines, Inc. 2025 Term Loan 1 mo. USD Term SOFR + 2.25%, 6.54%, 4/20/2028 (a)	2,100,000	2,078,507
JetBlue Airways Corp. 2024 Term Loan B 3 mo. USD Term SOFR + 4.75%, 9.06%, 8/27/2029 (a)	36,268,796	35,232,597
Security Description	Principal Amount	Value
SkyMiles IP Ltd. 2020 Skymiles Term Loan B 3 mo. USD Term SOFR + 3.75%, 8.04%, 10/20/2027 (a)	$3,378,743	$3,417,395
United Airlines, Inc. 2024 1st Lien Term Loan B 3 mo. USD Term SOFR + 2.00%, 6.30%, 2/22/2031 (a)	7,927,215	7,920,120
		49,573,369
APPAREL — 0.4%
ABG Intermediate Holdings 2 LLC:
2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 2.25%, 6.58%, 12/21/2028 (a)	11,979,594	11,869,441
2025 Delayed Draw Term Loan 1 mo. USD Term SOFR + 2.25%, 6.57%, 2/13/2032 (a)	7,100,000	7,030,491
Champ Acquisition Corp. 2024 Term Loan B 3 mo. USD Term SOFR + 4.50%, 8.80%, 11/25/2031 (a)	1,670,417	1,682,244
S&S Holdings LLC 2024 Term Loan 1 mo. USD Term SOFR + 5.00%, 9.32%, 10/1/2031 (a)	11,357,236	11,133,670
		31,715,846
AUTO PARTS & EQUIPMENT — 1.4%
Clarios Global LP:
2024 USD Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.83%, 5/6/2030 (a)	19,670,548	19,434,501
2025 USD Term Loan B 1 mo. USD Term SOFR + 2.75%, 7.08%, 1/28/2032 (a)	43,405,025	42,826,219
First Brands Group LLC:
2021 Term Loan 3 mo. USD Term SOFR + 5.00%, 9.55%, 3/30/2027 (a)	954,724	889,387
2022 Incremental Term Loan 3 mo. USD Term SOFR + 5.00%, 9.55%, 3/30/2027 (a)	12,393,961	11,549,623
Tenneco, Inc.:
2022 Term Loan A 3 mo. USD Term SOFR + 5.00%, 9.40%, 11/17/2028 (a)	15,349,578	14,876,274

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
2022 Term Loan B 3 mo. USD Term SOFR + 5.00%, 9.42%, 11/17/2028 (a)	$23,309,974	$22,740,861
		112,316,865
BEVERAGES — 0.7%
Triton Water Holdings, Inc.:
2025 Term Loan B 3 mo. USD Term SOFR + 2.25%, 6.55%, 3/31/2028 (a)	58,244,101	58,076,067
Term Loan (b)	23,938	23,869
		58,099,936
BUILDING MATERIALS — 0.8%
Cornerstone Building Brands, Inc. 2021 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.67%, 4/12/2028 (a)	51,242,121	43,363,645
LHS Borrower LLC 2022 Term Loan B 1 mo. USD Term SOFR + 4.75%, 9.18%, 2/16/2029 (a)	13,548,381	11,579,056
Oscar AcquisitionCo LLC Term Loan B 3 mo. USD Term SOFR + 4.25%, 8.55%, 4/29/2029 (a)	5,569,772	5,225,644
Quikrete Holdings, Inc. 2024 Term Loan B1 1 mo. USD Term SOFR + 2.25%, 6.58%, 3/19/2029 (a)	224,657	222,815
Tamko Building Products LLC 2024 Term Loan B 1 mo. USD Term SOFR + 2.75%, 7.07%, 9/20/2030 (a)	2,234,463	2,227,011
		62,618,171
BUILDING PRODUCTS — 0.1%
ACProducts, Inc. 2021 Term Loan B 3 mo. USD Term SOFR + 4.25%, 8.81%, 5/17/2028 (a)	8,754,190	5,803,328
CHEMICALS — 1.1%
Axalta Coating Systems U.S. Holdings, Inc. 2024 Term Loan B6 (b)	500,000	502,155
Discovery Purchaser Corp. Term Loan 3 mo. USD Term SOFR + 3.75%, 8.04%, 10/4/2029 (a)	14,853,152	14,732,470
Nouryon Finance BV:
2024 USD Term Loan B1 3 mo. USD Term SOFR + 3.25%, 7.55%, 4/3/2028 (a)	6,522,505	6,517,059
Security Description	Principal Amount	Value
2024 USD Term Loan B2 3 mo. USD Term SOFR + 3.25%, 7.55%, 4/3/2028 (a)	$2,326,026	$2,330,399
PMHC II, Inc. 2022 Term Loan B 3 mo. USD Term SOFR + 4.25%, 8.69%, 4/23/2029 (a)	40,611,185	35,915,516
SCIH Salt Holdings, Inc. 2021 Incremental Term Loan B 3 mo. USD Term SOFR + 3.00%, 7.29%, 1/31/2029 (a)	21,566,220	21,417,953
		81,415,552
COMMERCIAL SERVICES — 7.1%
AlixPartners LLP 2021 USD Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.94%, 2/4/2028 (a)	2,837,319	2,839,093
Allied Universal Holdco LLC 2021 USD Incremental Term Loan B 1 mo. USD Term SOFR + 3.75%, 8.18%, 5/12/2028 (a)	114,389,235	114,398,386
Ankura Consulting Group LLC 2024 Repriced Term Loan B 3 mo. USD Term SOFR + 3.50%, 7.80%, 12/29/2031 (a)	12,616,305	12,492,791
Anticimex International AB 2024 Term Loan B6 1 mo. USD Term SOFR + 3.40%, 7.74%, 11/16/2028 (a)	2,771,410	2,770,024
Belfor Holdings, Inc. 2025 USD Term Loan B3 1 mo. USD Term SOFR + 3.00%, 7.33%, 11/1/2030 (a)	2,360,416	2,360,416
Belron Finance 2019 LLC 2024 USD Term Loan B 3 mo. USD Term SOFR + 2.75%, 7.05%, 10/16/2031 (a)	51,342,063	51,318,189
Boost Newco Borrower LLC:
2024 USD Term Loan B (b)	25,000	24,867
2025 USD Term Loan B 3 mo. USD Term SOFR + 2.00%, 6.30%, 1/31/2031 (a)	34,412,438	34,229,709
Camelot U.S. Acquisition LLC 2024 Term Loan B 1 mo. USD Term SOFR + 2.75%, 7.08%, 1/31/2031 (a)	2,599,904	2,567,938
CHG Healthcare Services, Inc. 2024 Term Loan B1 3 mo. USD Term SOFR + 3.00%, 7.30%, 9/29/2028 (a)	6,726,076	6,724,798

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Conservice Midco LLC 2025 Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.32%, 5/13/2030 (a)	$665,000	$662,380
Creative Artists Agency LLC 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 2.75%, 7.08%, 10/1/2031 (a)	21,591,677	21,556,267
EAB Global, Inc. 2021 Term Loan 1 mo. USD Term SOFR + 3.00%, 7.33%, 8/16/2030 (a)	10,798,454	10,487,998
Ensemble RCM LLC 2024 Term Loan B 3 mo. USD Term SOFR + 3.00%, 7.29%, 8/1/2029 (a)	1,862,109	1,862,509
First Advantage Holdings LLC 2024 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.58%, 10/31/2031 (a)	25,542,740	25,427,031
Fugue Finance BV 2025 Term Loan B 6 mo. USD Term SOFR + 3.25%, 7.50%, 1/9/2032 (a)	7,462,912	7,465,822
Garda World Security Corp. 2025 Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.32%, 2/1/2029 (a)	14,618,368	14,584,892
Grant Thornton Advisors LLC 2025 Term Loan B 3 mo. USD Term SOFR + 2.75%, 7.08%, 6/2/2031 (a)	12,664,818	12,615,362
Homeserve USA Holding Corp. 2024 Term Loan B 1 mo. USD Term SOFR + 2.00%, 6.32%, 10/21/2030 (a)	406,353	403,015
KUEHG Corp. 2024 Term Loan 3 mo. USD Term SOFR + 3.25%, 7.55%, 6/12/2030 (a)	16,468,730	16,455,884
Mavis Tire Express Services Corp. 2025 Repriced Term Loan 3 mo. USD Term SOFR + 3.00%, 7.31%, 5/4/2028 (a)	35,486,572	35,304,881
OMNIA Partners LLC 2024 Term Loan B 3 mo. USD Term SOFR + 2.75%, 7.04%, 7/25/2030 (a)	7,845,884	7,801,829
PG Investment Co. 59 SARL Term Loan B 3 mo. USD Term SOFR + 3.00%, 7.30%, 3/26/2031 (a)	12,784,798	12,800,779
Security Description	Principal Amount	Value
Prime Security Services Borrower LLC 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 2.00%, 6.33%, 10/13/2030 (a)	$9,511,390	$9,482,190
Raven Acquisition Holdings LLC Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.58%, 11/19/2031 (a)	62,103,806	61,430,911
Ryan LLC Term Loan 1 mo. USD Term SOFR + 3.50%, 7.83%, 11/14/2030 (a)	12,097,053	12,074,372
Thevelia U.S. LLC 2024 Term Loan B 3 mo. USD Term SOFR + 3.00%, 7.30%, 6/18/2029 (a)	24,575,048	24,554,528
Trans Union LLC:
2024 Term Loan B8 1 mo. USD Term SOFR + 1.75%, 6.08%, 6/24/2031 (a)	1,078,444	1,076,422
2024 Term Loan B9 1 mo. USD Term SOFR + 1.75%, 6.07%, 6/24/2031 (a)	1,476,708	1,473,850
TTF Holdings LLC 2024 Term Loan 6 mo. USD Term SOFR + 3.75%, 8.00%, 7/18/2031 (a)	7,143,483	7,036,330
VT Topco, Inc. 2024 1st Lien Term Loan B 3 mo. USD Term SOFR + 3.00%, 7.30%, 8/9/2030 (a)	13,245,631	13,253,910
Wand NewCo 3, Inc. 2025 Repriced Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.83%, 1/30/2031 (a)	19,359,525	19,100,689
		546,638,062
COMMUNICATIONS EQUIPMENT — 1.9%
Zayo Group Holdings, Inc. USD Term Loan 1 mo. USD Term SOFR + 3.00%, 7.44%, 3/9/2027 (a)	154,644,906	144,317,719
COMPUTERS — 6.9%
Access CIG LLC 2023 Term Loan 3 mo. USD Term SOFR + 4.25%, 8.55%, 8/18/2028 (a)	10,512,975	10,529,060
Amentum Government Services Holdings LLC 2024 Term Loan B 1 mo. USD Term SOFR + 2.25%, 6.58%, 9/29/2031 (a)	16,243,141	15,740,659

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Clover Holdings 2 LLC Term Loan B 3 mo. USD Term SOFR + 4.00%, 8.30%, 12/9/2031 (a)	$46,392,543	$45,957,613
Magenta Security Holdings LLC:
2024 First Out Term Loan 3 mo. USD Term SOFR + 6.75%, 11.30%, 7/27/2028 (a)	13,682,738	12,422,011
2024 Super Priority Term Loan 3 mo. USD Term SOFR + 6.25%, 10.54%, 7/27/2028 (a)	7,546,800	7,676,983
McAfee LLC 2024 USD 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.32%, 3/1/2029 (a)	112,870,801	108,017,356
Peraton Corp. Term Loan B 1 mo. USD Term SOFR + 3.75%, 8.18%, 2/1/2028 (a)	81,686,623	72,886,114
Sandisk Corp. Term Loan B 3 mo. USD Term SOFR + 3.00%, 7.33%, 2/20/2032 (a)	47,177,329	46,514,016
Tempo Acquisition LLC 2025 Repriced Term Loan B 1 mo. USD Term SOFR + 1.75%, 6.08%, 8/31/2028 (a)	3,604,154	3,580,511
Twitter, Inc. Term Loan 1 mo. USD Term SOFR + 6.50%, 10.95%, 10/26/2029 (a)	147,476,603	146,739,221
Vision Solutions, Inc.:
2021 2nd Lien Term Loan 3 mo. USD Term SOFR + 7.25%, 11.80%, 4/23/2029 (a)	1,233,333	1,191,449
2021 Incremental Term Loan 3 mo. USD Term SOFR + 4.00%, 8.55%, 4/24/2028 (a)	67,411,538	65,190,328
		536,445,321
CONSTRUCTION & ENGINEERING — 0.9%
Apple Bidco LLC 2025 Term Loan 1 mo. USD Term SOFR + 2.50%, 6.83%, 9/23/2031 (a)	26,866,390	26,702,640
Brown Group Holding LLC 2022 Incremental Term Loan B2 1 mo. USD Term SOFR + 2.50%, 6.83%, 7/1/2031 (a)	1,696,407	1,688,196
Security Description	Principal Amount	Value
Construction Partners, Inc. Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.83%, 11/3/2031 (a)	$7,380,673	$7,349,932
DG Investment Intermediate Holdings 2, Inc. 2021 Term Loan 1 mo. USD Term SOFR + 3.75%, 8.19%, 3/31/2028 (a)	16,721,111	16,665,346
Newly Weds Foods, Inc. Term Loan B 1 mo. USD Term SOFR + 2.25%, 6.57%, 3/15/2032 (a)	13,962,138	13,892,327
TRC Cos. LLC 2025 Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.33%, 12/8/2028 (a)	6,961,365	6,904,804
		73,203,245
CONSTRUCTION MATERIALS — 0.9%
Groundworks LLC:
2024 Delayed Draw Term Loan (b)	132,967	130,473
2024 Term Loan 1 mo. USD Term SOFR + 3.00%, 7.32%, 3/14/2031 (a)	4,515,323	4,430,661
Knife River Holdco Term Loan 3 mo. USD Term SOFR + 2.00%, 6.29%, 2/20/2032 (a)	225,639	225,357
Quikrete Holdings, Inc.:
2025 Term Loan B 1 mo. USD Term SOFR + 2.25%, 6.58%, 2/10/2032 (a)	59,081,187	58,492,147
2025 Term Loan B1 1 mo. USD Term SOFR + 2.25%, 6.58%, 4/14/2031 (a)	3,236,501	3,205,042
		66,483,680
CONTAINERS & PACKAGING — 4.0%
Berlin Packaging LLC 2024 Term Loan B7 1 mo. USD Term SOFR + 3.50%, 7.80%, 6/7/2031 (a)	20,867,819	20,820,866
Berry Global, Inc. 2023 Term Loan AA 1 mo. USD Term SOFR + 1.75%, 6.19%, 7/1/2029 (a)	10,000,120	10,009,271
Charter NEX U.S., Inc. 2024 Term Loan B1 1 mo. USD Term SOFR + 3.00%, 7.31%, 11/29/2030 (a)	11,007,978	11,005,776
Clydesdale Acquisition Holdings, Inc.:
2025 Delayed Draw Term Loan (b)	934,293	930,206
2025 Term Loan B (b)	53,441,591	53,207,784

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Term Loan B 1 mo. USD Term SOFR + 3.18%, 7.50%, 4/13/2029 (a)	$58,322,854	$58,137,388
Graham Packaging Co., Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.83%, 8/4/2027 (a)	7,963,312	7,963,312
Iris Holding, Inc. Term Loan 3 mo. USD Term SOFR + 4.75%, 9.14%, 6/28/2028 (a)	63,095,012	59,782,524
Pactiv Evergreen Group Holdings, Inc. 2024 Term Loan B4 1 mo. USD Term SOFR + 2.50%, 6.83%, 9/24/2028 (a)	5,804,185	5,801,950
Proampac PG Borrower LLC 2024 Term Loan 3 mo. USD Term SOFR + 4.00%, 8.30%, 9/15/2028 (a)	23,534,375	23,436,354
Ring Container Technologies Group LLC 2024 Term Loan B 1 mo. USD Term SOFR + 2.75%, 7.08%, 8/12/2028 (a)	3,204,873	3,202,469
SupplyOne, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 3.75%, 8.08%, 4/21/2031 (a)	6,051,508	6,068,513
TricorBraun Holdings, Inc. 2021 Term Loan 1 mo. USD Term SOFR + 3.25%, 7.69%, 3/3/2028 (a)	29,419,226	29,195,934
Trident TPI Holdings, Inc. 2024 Term Loan B7 3 mo. USD Term SOFR + 3.75%, 8.05%, 9/15/2028 (a)	21,899,477	21,201,431
		310,763,778
DISTRIBUTION/WHOLESALE — 0.9%
BCPE Empire Holdings, Inc. 2025 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.58%, 12/11/2030 (a)	26,186,135	25,858,809
Core & Main LP 2024 Term Loan E 6 mo. USD Term SOFR + 2.00%, 6.27%, 2/9/2031 (a)	579,722	579,179
Fastlane Parent Co., Inc. 2023 Term Loan B 1 mo. USD Term SOFR + 4.50%, 8.83%, 9/29/2028 (a)	6,293,149	5,842,497
Fluid-Flow Products, Inc.:
2025 Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.55%, 3/31/2028 (a)	7,138,926	7,096,521
Term Loan (b)	4,987,080	4,957,457
Security Description	Principal Amount	Value
Windsor Holdings III LLC 2025 USD Term Loan B 1 mo. USD Term SOFR + 2.75%, 7.07%, 8/1/2030 (a)	$27,283,602	$27,050,600
		71,385,063
DIVERSIFIED FINANCIAL SERVICES — 3.6%
Advisor Group, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.83%, 8/17/2028 (a)	9,932,924	9,871,787
Apex Group Treasury LLC 2025 USD Term Loan B 3 mo. USD Term SOFR + 3.50%, 7.82%, 2/27/2032 (a)	19,278,272	19,242,222
Aretec Group, Inc. 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.83%, 8/9/2030 (a)	48,690,964	48,353,779
Assetmark Financial Holdings, Inc. 2024 Term Loan 3 mo. USD Term SOFR + 2.75%, 7.05%, 9/5/2031 (a)	20,323,201	20,208,883
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6 1 mo. USD Term SOFR + 1.75%, 6.07%, 6/24/2030 (a)	525,300	525,410
Citco Funding LLC 2024 Term Loan B 6 mo. USD Term SOFR + 2.75%, 6.93%, 4/27/2028 (a)	5,236,776	5,253,141
CPI Holdco B LLC:
2024 Incremental Term Loan B 1 mo. USD Term SOFR + 2.25%, 6.58%, 5/17/2031 (a)	2,617,695	2,602,984
2024 Term Loan 1 mo. USD Term SOFR + 2.00%, 6.33%, 5/19/2031 (a)	706,928	700,891
Deerfield Dakota Holding LLC 2020 USD Term Loan B 3 mo. USD Term SOFR + 3.75%, 8.05%, 4/9/2027 (a)	23,206,461	22,077,583
Edelman Financial Center LLC:
2024 2nd Lien Term Loan 1 mo. USD Term SOFR + 5.25%, 9.58%, 10/6/2028 (a)	10,331,429	10,365,006
2024 Term Loan 1 mo. USD Term SOFR + 3.00%, 7.33%, 4/7/2028 (a)	19,850,757	19,817,705
Eisner Advisory Group LLC 2024 Term Loan B 1 mo. USD Term SOFR + 4.00%, 8.33%, 2/28/2031 (a)	5,818,721	5,821,048

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Focus Financial Partners LLC:
2024 Term Loan B8 1 mo. USD Term SOFR + 2.75%, 7.08%, 9/15/2031 (a)	$44,454	$44,077
2025 Incremental Term Loan B 1 mo. USD Term SOFR + 2.75%, 7.08%, 9/15/2031 (a)	61,151,966	60,634,621
Hudson River Trading LLC 2024 Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.32%, 3/18/2030 (a)	11,831,775	11,827,575
Jane Street Group LLC 2024 Term Loan B1 3 mo. USD Term SOFR + 2.00%, 6.31%, 12/15/2031 (a)	4,285,285	4,239,754
Janney Montgomery Scott LLC Term Loan 6 mo. USD Term SOFR + 3.25%, 7.47%, 11/28/2031 (a)	20,043,621	20,093,730
Kestra Advisor Services Holdings A, Inc. 2024 Repriced Term Loan 3 mo. USD Term SOFR + 3.00%, 7.29%, 3/21/2031 (a)	12,936,463	12,836,399
Mermaid Bidco, Inc. 2024 USD Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.55%, 7/3/2031 (a)	3,416,732	3,425,291
		277,941,886
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.4%
Altice France SA 2023 USD Term Loan B14 3 mo. USD Term SOFR + 5.50%, 9.80%, 8/15/2028 (a)	31,000,070	27,865,188
CCI Buyer, Inc. Term Loan 3 mo. USD Term SOFR + 4.00%, 8.30%, 12/17/2027 (a)	37,512,654	37,580,365
CommScope, Inc. 2024 Term Loan 1 mo. USD Term SOFR + 5.25%, 9.57%, 12/17/2029 (a)	50,661,208	50,523,916
Delta TopCo, Inc.:
2024 2nd Lien Term Loan 3 mo. USD Term SOFR + 5.25%, 9.57%, 11/29/2030 (a)	4,660,088	4,667,357
2025 Term Loan B 3 mo. USD Term SOFR + 2.75%, 7.07%, 11/30/2029 (a)	22,156,772	21,936,645
Security Description	Principal Amount	Value
Lumen Technologies, Inc.:
2024 Extended Term Loan B1 1 mo. USD Term SOFR + 2.35%, 6.79%, 4/15/2029 (a)	$114,761,887	$110,584,554
2024 Term Loan A 1 mo. USD Term SOFR + 6.00%, 10.33%, 6/1/2028 (a)	9,867,861	9,884,340
		263,042,365
ELECTRIC — 0.8%
Alpha Generation LLC Term Loan B 1 mo. USD Term SOFR + 2.75%, 7.08%, 9/30/2031 (a)	26,198,917	26,239,918
Cogentrix Finance Holdco I LLC Term Loan B 1 mo. USD Term SOFR + 2.75%, 7.07%, 2/26/2032 (a)	14,794,625	14,757,638
Kohler Energy Co. LLC USD Term Loan B 3 mo. USD Term SOFR + 3.75%, 8.05%, 5/1/2031 (a)	914,588	902,296
Lightning Power LLC Term Loan B 3 mo. USD Term SOFR + 2.25%, 6.55%, 8/18/2031 (a)	21,370,664	21,278,557
		63,178,409
ELECTRICAL EQUIPMENT — 0.0% (c)
Energizer Holdings, Inc. 2025 Term Loan B 1 mo. USD Term SOFR + 2.00%, 6.32%, 3/19/2032 (a)	269,629	269,797
ELECTRONICS — 0.1%
Coherent Corp. 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 2.00%, 6.33%, 7/2/2029 (a)	832,274	832,186
Minimax Viking GmbH 2025 USD Term Loan B (b)	3,988,131	3,980,653
		4,812,839
ENTERTAINMENT — 1.3%
AP Gaming I LLC 2022 Term Loan B 1 mo. USD Term SOFR + 3.75%, 8.08%, 2/15/2029 (a)	2,159,722	2,170,521
Bally's Corp. 2021 Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.80%, 10/2/2028 (a)	8,964,963	8,006,026
Caesars Entertainment, Inc. 2024 Term Loan B1 3 mo. USD Term SOFR + 2.25%, 6.56%, 2/6/2031 (a)	4,698,839	4,675,345

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
CE Intermediate I LLC 2025 Term Loan B (b)	$10,820,952	$10,783,782
Delta 2 Lux SARL:
2024 Term Loan B1 (b)	933,333	933,044
2024 Term Loan B2 (b)	466,667	466,522
Endeavor Group Holdings, Inc. Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.32%, 1/27/2032 (a)	19,395,199	19,383,174
GVC Holdings (Gibraltar) Ltd. 2021 USD Term Loan B4 3 mo. USD Term SOFR + 2.50%, 6.90%, 3/29/2027 (a)	11,706,232	11,723,967
GVC Holdings Ltd. 2024 USD Term Loan B3 3 mo. USD Term SOFR + 2.75%, 7.05%, 10/31/2029 (a)	11,607,739	11,632,870
Light & Wonder International, Inc. 2024 Term Loan B2 1 mo. USD Term SOFR + 2.25%, 6.57%, 4/14/2029 (a)	193,287	193,059
PENN Entertainment, Inc. 2022 Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.83%, 5/3/2029 (a)	2,911,350	2,912,995
Scientific Games Holdings LP 2024 USD Term Loan B 3 mo. USD Term SOFR + 3.00%, 7.30%, 4/4/2029 (a)	13,144,310	13,084,043
UFC Holdings LLC 2024 Term Loan B 3 mo. USD Term SOFR + 2.25%, 6.58%, 11/21/2031 (a)	15,663,782	15,641,931
		101,607,279
ENVIRONMENTAL CONTROL — 0.7%
Madison IAQ LLC:
2025 Term Loan B (b)	15,561,667	15,435,228
Term Loan 6 mo. USD Term SOFR + 2.50%, 6.76%, 6/21/2028 (a)	34,597,739	34,258,162
Reworld Holding Corp.:
Term Loan B 1 mo. USD Term SOFR + 2.25%, 6.58%, 11/30/2028 (a)	5,812,837	5,806,094
Term Loan C 1 mo. USD Term SOFR + 2.25%, 6.58%, 11/30/2028 (a)	448,067	447,548
		55,947,032
FINANCIAL SERVICES — 0.2%
AqGen Island Holdings, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.33%, 8/2/2028 (a)	6,582,404	6,551,532
Security Description	Principal Amount	Value
Chrysaor Bidco SARL:
USD Delayed Draw Term Loan (b)	$206,587	$207,251
USD Term Loan B 3 mo. USD Term SOFR + 3.50%, 7.79%, 10/30/2031 (a)	5,094,368	5,110,747
		11,869,530
FOOD PRODUCTS — 0.3%
Fiesta Purchaser, Inc. 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.58%, 2/12/2031 (a)	20,667,230	20,545,914
Froneri Lux Finco SARL 2024 USD Term Loan B4 6 mo. USD Term SOFR + 2.00%, 6.24%, 9/17/2031 (a)	1,819,019	1,809,569
		22,355,483
GROUND TRANSPORTATION — 0.7%
Savage Enterprises LLC 2024 Term Loan B 1 mo. USD Term SOFR + 2.75%, 7.07%, 9/15/2028 (a)	6,297,949	6,294,012
Stonepeak Nile Parent LLC Term Loan B (b)	12,478,228	12,445,099
Worldwide Express Operations LLC 2024 Term Loan B 3 mo. USD Term SOFR + 4.00%, 8.30%, 7/26/2028 (a)	34,424,256	34,034,229
		52,773,340
HEALTH CARE EQUIPMENT & SUPPLIES — 2.0%
Agiliti Health, Inc. 2023 Term Loan 3 mo. USD Term SOFR + 3.00%, 7.31%, 5/1/2030 (a)	4,987,342	4,733,810
Auris Luxembourg III SARL 2024 Term Loan B4 6 mo. USD Term SOFR + 3.75%, 8.18%, 2/28/2029 (a)	21,703,230	21,703,230
Bausch & Lomb Corp. Term Loan 1 mo. USD Term SOFR + 3.25%, 7.67%, 5/10/2027 (a)	52,305,544	52,187,334
Embecta Corp. Term Loan B 3 mo. USD Term SOFR + 3.00%, 7.31%, 3/30/2029 (a)	17,697,226	17,684,484
Hanger, Inc.:
2024 Delayed Draw Term Loan 1 mo. USD Term SOFR + 3.50%, 7.83%, 10/23/2031 (a)	1,218,197	1,218,831

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
2024 Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.83%, 10/23/2031 (a)	$22,913,310	$22,925,226
Medline Borrower LP:
2024 USD Add-on Term Loan B (b)	27,263,039	27,242,182
2024 USD Term Loan B (b)	3,000,000	2,997,705
Resonetics LLC 2024 Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.55%, 6/18/2031 (a)	4,352,188	4,332,560
		155,025,362
HEALTH CARE PROVIDERS & SERVICES — 3.9%
Electron BidCo, Inc. 2021 Term Loan 1 mo. USD Term SOFR + 2.75%, 7.08%, 11/1/2028 (a)	7,674,526	7,668,310
Global Medical Response, Inc. 2024 PIK Term Loan 3 mo. USD Term SOFR + 5.50%, 9.79%, 10/31/2028 (a)	85,054,621	85,149,031
ICON Luxembourg SARL 2024 LUX Term Loan B 3 mo. USD Term SOFR + 2.00%, 6.30%, 7/3/2028 (a)	506,417	508,547
MED ParentCo LP 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.83%, 4/15/2031 (a)	24,784,019	24,778,938
Midwest Physician Administrative Services LLC 2021 Term Loan 3 mo. USD Term SOFR + 3.00%, 7.56%, 3/12/2028 (a)	23,109,650	20,288,308
Outcomes Group Holdings, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.58%, 5/6/2031 (a)	15,465,061	15,490,810
Parexel International Corp. 2025 Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.83%, 11/15/2028 (a)	37,618,878	37,579,002
Radiology Partners, Inc. 2024 Extended Term Loan B 12 mo. USD Term SOFR + 3.50%, 8.09%, 1/31/2029 (a)	31,142,573	30,096,338
Surgery Center Holdings, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 2.75%, 7.07%, 12/19/2030 (a)	2,550,888	2,550,888
Team Health Holdings, Inc. 2022 Term Loan B 3 mo. USD Term SOFR + 5.25%, 9.54%, 3/2/2027 (a)	59,358,926	57,935,796
Security Description	Principal Amount	Value
U.S. Anesthesia Partners, Inc. 2021 Term Loan 1 mo. USD Term SOFR + 4.25%, 8.69%, 10/1/2028 (a)	$17,444,714	$17,147,369
		299,193,337
HOLDING COMPANIES & DIVERSIFIED — 0.0% (c)
Emerald X, Inc. 2025 Term Loan B 1 mo. USD Term SOFR + 3.75%, 8.08%, 1/30/2032 (a)	1,029,032	1,029,032
HOME FURNISHINGS — 1.3%
AI Aqua Merger Sub, Inc.:
2021 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.32%, 7/31/2028 (a)	31,314	31,066
2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.32%, 7/31/2028 (a)	105,086,639	104,253,827
		104,284,893
HOTELS, RESTAURANTS & LEISURE — 0.3%
19th Holdings Golf LLC 2022 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.66%, 2/7/2029 (a)	4,576,471	4,477,321
Alterra Mountain Co. 2024 Term Loan B 1 mo. USD Term SOFR + 2.75%, 7.08%, 8/17/2028 (a)	2,370,227	2,370,228
Life Time Fitness, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 2.50%, 6.80%, 11/5/2031 (a)	18,301,245	18,280,656
		25,128,205
HOUSEWARES — 0.3%
American Greetings Corp. 2024 Term Loan B 1 mo. USD Term SOFR + 5.75%, 10.08%, 10/30/2029 (a)	4,827,449	4,852,576
Hunter Douglas, Inc. 2025 USD Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.55%, 1/20/2032 (a)	20,808,799	19,945,234
		24,797,810
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
Calpine Corp.:
2024 Term Loan B10 (b)	1,445,421	1,441,656
2024 Term Loan B5 1 mo. USD Term SOFR + 1.75%, 6.08%, 2/15/2032 (a)	11,594,364	11,568,566
		13,010,222

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
INSURANCE — 8.3%
Acrisure LLC 2024 1st Lien Term Loan B6 1 mo. USD Term SOFR + 3.00%, 7.33%, 11/6/2030 (a)	$58,789,955	$58,527,458
Alliant Holdings Intermediate LLC 2024 Term Loan B6 1 mo. USD Term SOFR + 2.75%, 7.07%, 9/19/2031 (a)	22,616,637	22,503,553
AmWINS Group, Inc. 2025 Term Loan B 1 mo. USD Term SOFR + 2.25%, 6.58%, 1/30/2032 (a)	45,061,911	44,755,715
AssuredPartners, Inc. 2024 Incremental Term Loan B5 1 mo. USD Term SOFR + 3.50%, 7.83%, 2/14/2031 (a)	68,324,312	68,481,458
Asurion LLC:
2021 2nd Lien Term Loan B3 1 mo. USD Term SOFR + 5.25%, 9.69%, 1/31/2028 (a)	4,182,849	3,973,706
2021 Second Lien Term Loan B4 1 mo. USD Term SOFR + 5.25%, 9.69%, 1/20/2029 (a)	79,494,069	73,917,163
2022 Term Loan B10 1 mo. USD Term SOFR + 4.00%, 8.43%, 8/19/2028 (a)	42,224,442	41,852,022
2023 Term Loan B11 1 mo. USD Term SOFR + 4.25%, 8.68%, 8/19/2028 (a)	5,319,731	5,278,875
2024 Term Loan B12 1 mo. USD Term SOFR + 4.25%, 8.58%, 9/19/2030 (a)	18,865,267	18,651,618
Baldwin Insurance Group Holdings LLC 2024 Repriced Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.32%, 5/26/2031 (a)	4,987,500	4,979,719
BroadStreet Partners, Inc. 2024 Term Loan B4 1 mo. USD Term SOFR + 3.00%, 7.33%, 6/13/2031 (a)	61,910,399	61,451,643
Howden Group Holdings Ltd. 2024 USD 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.33%, 2/15/2031 (a)	44,233,389	43,979,490
Security Description	Principal Amount	Value
HUB International Ltd. 2025 Term Loan B 3 mo. USD Term SOFR + 2.50%, 6.79%, 6/20/2030 (a)	$59,794,531	$59,612,158
Sedgwick Claims Management Services, Inc. 2023 Term Loan B 3 mo. USD Term SOFR + 3.00%, 7.31%, 7/31/2031 (a)	56,310,827	56,192,011
Truist Insurance Holdings LLC:
2024 Term Loan B 3 mo. USD Term SOFR + 2.75%, 7.05%, 5/6/2031 (a)	21,913,140	21,803,575
2nd Lien Term Loan 3 mo. USD Term SOFR + 4.75%, 9.05%, 5/6/2032 (a)	26,448,785	26,754,666
USI, Inc.:
2024 Term Loan C 3 mo. USD Term SOFR + 2.25%, 6.55%, 9/29/2030 (a)	16,626,942	16,488,357
2024 Term Loan D 3 mo. USD Term SOFR + 2.25%, 6.55%, 11/21/2029 (a)	11,295,333	11,201,807
		640,404,994
INTERNET & TELECOM — 2.3%
BEP Intermediate Holdco LLC Replacement Term Loan 1 mo. USD Term SOFR + 3.25%, 7.58%, 4/25/2031 (a)	2,834,992	2,842,080
CNT Holdings I Corp. 2025 Term Loan 3 mo. USD Term SOFR + 2.50%, 6.80%, 11/8/2032 (a)	16,736,910	16,654,481
Endure Digital, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.93%, 2/10/2028 (a)	53,399,460	39,115,104
Gen Digital, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 1.75%, 6.08%, 9/12/2029 (a)	3,375,668	3,362,486
Go Daddy Operating Co. LLC 2024 Term Loan B7 (b)	15,038	14,975
ION Trading Technologies SARL 2024 Term Loan B 3 mo. USD Term SOFR + 3.50%, 7.80%, 4/1/2028 (a)	15,600,000	15,487,914
MH Sub I LLC 2023 Term Loan 1 mo. USD Term SOFR + 4.25%, 8.58%, 5/3/2028 (a)	57,373,017	54,648,086

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Plano HoldCo, Inc. Term Loan B 3 mo. USD Term SOFR + 3.50%, 7.80%, 10/2/2031 (a)	$3,879,621	$3,869,922
Proofpoint, Inc. 2024 Term Loan 1 mo. USD Term SOFR + 3.00%, 7.33%, 8/31/2028 (a)	30,553,431	30,491,407
PUG LLC 2024 Extended Term Loan B 1 mo. USD Term SOFR + 4.75%, 9.08%, 3/15/2030 (a)	7,884,407	7,864,696
TripAdvisor, Inc. Term Loan 3 mo. USD Term SOFR + 2.75%, 7.05%, 7/8/2031 (a)	2,877,673	2,839,717
		177,190,868
LEISURE TIME — 0.5%
GBT U.S. III LLC 2025 Term Loan B 3 mo. USD Term SOFR + 2.50%, 6.80%, 7/28/2031 (a)	24,431,018	24,344,898
LC AHAB U.S. Bidco LLC Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.33%, 5/1/2031 (a)	15,370,360	15,274,296
		39,619,194
LODGING — 1.0%
Fertitta Entertainment LLC 2022 Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.83%, 1/27/2029 (a)	82,432,678	81,282,742
MACHINERY — 1.2%
Arcline FM Holdings LLC 2025 Term Loan (b)	6,987,952	6,966,988
Chart Industries, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 2.50%, 6.81%, 3/15/2030 (a)	5,625,486	5,634,852
Columbus McKinnon Corp. 2024 Term Loan 3 mo. USD Term SOFR + 2.50%, 6.80%, 5/14/2028 (a)	4,696,335	4,690,464
Pro Mach Group, Inc. 2025 Term Loan B 1 mo. USD Term SOFR + 2.75%, 7.07%, 8/31/2028 (a)	7,626,674	7,615,158
SPX Flow, Inc. 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.33%, 4/5/2029 (a)	10,843,885	10,836,240
TK Elevator Midco GmbH 2025 USD Term Loan B (b)	58,926,116	58,841,557
		94,585,259
Security Description	Principal Amount	Value
MACHINERY-CONSTRUCTION & MINING — 0.4%
WEC U.S. Holdings Ltd. 2024 Term Loan 1 mo. USD Term SOFR + 2.25%, 6.57%, 1/27/2031 (a)	$28,607,292	$28,380,293
MEDIA — 1.8%
Cengage Learning, Inc. 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.82%, 3/24/2031 (a)	27,420,363	27,235,825
Charter Communications Operating LLC 2023 Term Loan B4 (b)	5,612,807	5,589,991
Cogeco Communications Finance USA LP 2023 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.58%, 9/18/2030 (a)	12,325,249	12,160,214
DirecTV Financing LLC Term Loan 3 mo. USD Term SOFR + 5.00%, 9.55%, 8/2/2027 (a)	86,725	86,954
McGraw-Hill Global Education Holdings LLC 2025 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.58%, 8/6/2031 (a)	19,301,212	19,294,360
MJH Healthcare Holdings LLC 2024 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.68%, 1/28/2029 (a)	7,046,867	7,017,516
Nexstar Broadcasting, Inc. 2019 Term Loan B4 1 mo. USD Term SOFR + 2.50%, 6.94%, 9/18/2026 (a)	207,012	207,116
Radiate Holdco LLC 2021 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.69%, 9/25/2026 (a)	60,876,933	52,311,853
Virgin Media Bristol LLC USD Term Loan N 1 mo. USD Term SOFR + 2.50%, 6.93%, 1/31/2028 (a)	15,703,763	15,305,908
		139,209,737
METAL FABRICATE & HARDWARE — 0.2%
Crosby U.S. Acquisition Corp. 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.83%, 8/16/2029 (a)	16,126,203	16,158,697
METALS & MINING — 0.0% (c)
Flame Newco LLC 2023 Exit PIK Term Loan 1 mo. USD Term SOFR + 6.10%, 10.43%, 6/30/2028 (a)	2,509,843	2,472,196

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
MISCELLANEOUS MANUFACTUR — 0.2%
John Bean Technologies Corp. Term Loan B 1 mo. USD Term SOFR + 2.25%, 6.68%, 1/2/2032 (a)	$152,185	$152,296
LTI Holdings, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 4.25%, 8.58%, 7/19/2029 (a)	846,336	845,101
Touchdown Acquirer, Inc. 2025 USD Term Loan B 3 mo. USD Term SOFR + 2.75%, 7.08%, 2/21/2031 (a)	17,000,000	16,819,375
		17,816,772
PERSONAL PRODUCTS — 0.7%
Opal Bidco SAS USD Term Loan B (b)	55,977,927	55,120,905
PHARMACEUTICALS — 2.2%
Gainwell Acquisition Corp. Term Loan B 3 mo. USD Term SOFR + 4.00%, 8.40%, 10/1/2027 (a)	92,166,907	86,695,879
HLF Financing SARL LLC 2024 8th Amendment Term Loan B 1 mo. USD Term SOFR + 6.75%, 11.08%, 4/12/2029 (a)	14,754,581	14,826,952
Jazz Financing Lux SARL 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 2.25%, 6.58%, 5/5/2028 (a)	3,347,135	3,349,646
Organon & Co. 2024 USD Term Loan 1 mo. USD Term SOFR + 2.25%, 6.57%, 5/19/2031 (a)	8,558,840	8,451,854
Padagis LLC Term Loan B 3 mo. USD Term SOFR + 4.75%, 9.30%, 7/6/2028 (a)	2,956,850	2,775,743
PRA Health Sciences, Inc. 2024 US Term Loan B 3 mo. USD Term SOFR + 2.00%, 6.30%, 7/3/2028 (a)	126,174	126,705
Southern Veterinary Partners LLC 2024 1st Lien Term Loan 1 mo. USD Term SOFR + 3.25%, 7.58%, 12/4/2031 (a)	58,045,433	57,952,270
		174,179,049
PIPELINES — 0.7%
AL GCX Holdings LLC Term Loan B 1 mo. USD Term SOFR + 2.00%, 6.31%, 5/17/2029 (a)	944,656	942,629
Security Description	Principal Amount	Value
BIP PipeCo Holdings LLC Term Loan B 3 mo. USD Term SOFR + 2.25%, 6.54%, 12/6/2030 (a)	$6,175,286	$6,166,270
CQP Holdco LP 2024 1st Lien Term Loan B 3 mo. USD Term SOFR + 2.00%, 6.30%, 12/31/2030 (a)	777,223	776,085
Freeport LNG Investments LLLP:
2025 Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.54%, 12/21/2028 (a)	32,552,181	32,212,987
Term Loan B 3 mo. USD Term SOFR + 3.50%, 8.38%, 12/21/2028 (a)	2,000,000	1,979,160
GIP Pilot Acquisition Partners LP 2025 Term Loan B 3 mo. USD Term SOFR + 2.00%, 6.30%, 10/4/2030 (a)	481,521	480,243
Oryx Midstream Services Permian Basin LLC 2025 Term Loan B 1 mo. USD Term SOFR + 2.25%, 6.57%, 10/5/2028 (a)	1,208,952	1,209,411
TransMontaigne Operating Co. LP Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.58%, 11/17/2028 (a)	10,127,434	10,133,055
WhiteWater DBR HoldCo LLC 1st Lien Term Loan B 3 mo. USD Term SOFR + 2.25%, 6.55%, 3/3/2031 (a)	1,345,687	1,342,881
		55,242,721
REAL ESTATE — 0.6%
CoreLogic, Inc. Term Loan 1 mo. USD Term SOFR + 3.50%, 7.94%, 6/2/2028 (a)	44,977,674	44,228,121
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.1%
Iron Mountain, Inc. 2023 Term Loan B 1 mo. USD Term SOFR + 2.00%, 6.33%, 1/31/2031 (a)	6,946,492	6,918,289
RETAIL — 7.3%
1011778 B.C. Unlimited Liability Co. 2024 Term Loan B6 1 mo. USD Term SOFR + 1.75%, 6.08%, 9/20/2030 (a)	6,282,676	6,233,891

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
EG Group Ltd. 2024 Term Loan B 3 mo. USD Term SOFR + 4.25%, 8.56%, 2/7/2028 (a)	$15,849,956	$15,876,901
Flynn Restaurant Group LP 2025 Incremental Term Loan 1 mo. USD Term SOFR + 3.75%, 8.08%, 1/28/2032 (a)	22,410,585	22,008,987
Foundation Building Materials Holding Co. LLC:
2021 Term Loan 3 mo. USD Term SOFR + 3.25%, 7.80%, 1/31/2028 (a)	6,156,324	5,860,851
2024 Term Loan B2 3 mo. USD Term SOFR + 4.00%, 8.55%, 1/29/2031 (a)	14,054,181	12,862,527
Great Outdoors Group LLC 2025 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.58%, 1/23/2032 (a)	46,591,490	46,550,722
Harbor Freight Tools USA, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.83%, 6/11/2031 (a)	60,012,889	58,621,790
IRB Holding Corp. 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.83%, 12/15/2027 (a)	70,306,327	69,946,007
Johnstone Supply LLC Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.82%, 6/9/2031 (a)	11,619,856	11,540,900
LBM Acquisition LLC 2024 Incremental Term Loan B 1 mo. USD Term SOFR + 3.75%, 8.18%, 6/6/2031 (a)	38,569,075	35,714,964
Michaels Cos., Inc. 2021 Term Loan B 3 mo. USD Term SOFR + 4.25%, 8.81%, 4/17/2028 (a)	68,182,942	50,819,815
Park River Holdings, Inc. Term Loan 3 mo. USD Term SOFR + 3.25%, 7.82%, 12/28/2027 (a)	19,681,618	18,139,858
Peer Holding III BV:
2025 USD Term Loan B4B 3 mo. USD Term SOFR + 2.50%, 6.80%, 10/28/2030 (a)	6,229,955	6,230,952
2025 USD Term Loan B5B 3 mo. USD Term SOFR + 2.50%, 6.80%, 7/1/2031 (a)	14,734,562	14,727,195
Security Description	Principal Amount	Value
Petco Health & Wellness Co., Inc. 2021 Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.81%, 3/3/2028 (a)	$48,302,909	$44,069,642
PetSmart, Inc. 2021 Term Loan B 1 mo. USD Term SOFR + 3.75%, 8.18%, 2/11/2028 (a)	13,850,106	13,662,506
Raising Cane's Restaurants LLC 2024 Term Loan B 1 mo. USD Term SOFR + 2.00%, 6.33%, 9/18/2031 (a)	1,918,141	1,913,355
Restoration Hardware, Inc.:
2022 Incremental Term Loan 1 mo. USD Term SOFR + 3.25%, 7.68%, 10/20/2028 (a)	6,977,008	6,773,140
Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.94%, 10/20/2028 (a)	27,026,352	25,848,139
Spencer Spirit IH LLC 2024 Term Loan B 1 mo. USD Term SOFR + 4.75%, 9.06%, 7/15/2031 (a)	4,964,221	5,013,863
Staples, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 5.75%, 10.04%, 9/4/2029 (a)	28,204,505	25,130,214
Tacala LLC 2024 Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.83%, 1/31/2031 (a)	17,282,460	17,300,002
Whatabrands LLC 2024 1st Lien Term Loan B (b)	26,982,637	26,899,395
White Cap Buyer LLC 2024 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.58%, 10/19/2029 (a)	28,502,847	27,703,770
		569,449,386
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.4%
Instructure Holdings, Inc.:
2024 2nd Lien Term Loan 3 mo. USD Term SOFR + 5.00%, 9.32%, 11/12/2032 (a)	5,880,000	5,897,140
2024 Term Loan 3 mo. USD Term SOFR + 3.00%, 7.32%, 11/13/2031 (a)	22,017,650	21,878,278

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
MKS Instruments, Inc. 2025 USD Repriced Term Loan 1 mo. USD Term SOFR + 2.00%, 6.32%, 8/17/2029 (a)	$1,947,515	$1,948,129
		29,723,547
SHIPBUILDING — 0.1%
LSF11 Trinity Bidco, Inc. 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.32%, 6/14/2030 (a)	5,680,368	5,659,066
SOFTWARE — 16.4%
Applied Systems, Inc. 2024 1st Lien Term Loan 3 mo. USD Term SOFR + 2.75%, 7.05%, 2/24/2031 (a)	11,337,147	11,346,557
Apttus Corp. 2024 Term Loan B 3 mo. USD Term SOFR + 3.50%, 7.79%, 5/8/2028 (a)	4,096,789	4,106,519
AthenaHealth Group, Inc. 2022 Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.33%, 2/15/2029 (a)	115,794,615	114,636,669
BCPE Pequod Buyer, Inc. USD Term Loan B 3 mo. USD Term SOFR + 3.50%, 7.79%, 11/25/2031 (a)	22,540,268	22,498,005
Boxer Parent Co., Inc.:
2024 2nd Lien Term Loan 3 mo. USD Term SOFR + 5.75%, 10.04%, 7/30/2032 (a)	13,648,256	13,204,688
2025 USD Term Loan B 3 mo. USD Term SOFR + 3.00%, 7.29%, 7/30/2031 (a)	83,859,950	82,519,030
Cast & Crew Payroll LLC 2021 Incremental Term Loan 1 mo. USD Term SOFR + 3.75%, 8.08%, 12/29/2028 (a)	14,579,907	14,080,764
CCC Intelligent Solutions, Inc. Term Loan 1 mo. USD Term SOFR + 2.00%, 6.33%, 1/23/2032 (a)	385,692	385,451
Central Parent, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.55%, 7/6/2029 (a)	111,803,625	96,290,872
Cloud Software Group, Inc.:
2024 1st Lien Term Loan B 3 mo. USD Term SOFR + 3.50%, 7.80%, 3/30/2029 (a)	115,783,927	114,862,866
Security Description	Principal Amount	Value
2024 USD Term Loan 3 mo. USD Term SOFR + 3.75%, 8.05%, 3/21/2031 (a)	$33,593,237	$33,311,390
ConnectWise LLC 2021 Term Loan B 3 mo. USD Term SOFR + 3.50%, 8.06%, 9/29/2028 (a)	3,931,979	3,933,631
Cornerstone OnDemand, Inc. 2021 Term Loan 1 mo. USD Term SOFR + 3.75%, 8.19%, 10/16/2028 (a)	22,883,896	19,937,594
Cotiviti Corp.:
2024 Term Loan 1 mo. USD Term SOFR + 2.75%, 7.07%, 5/1/2031 (a)	83,282,732	81,617,077
2025 Incremental Term Loan (b)	33,000,000	32,298,750
DCert Buyer, Inc. 2021 2nd Lien Term Loan 1 mo. USD Term SOFR + 7.00%, 11.33%, 2/19/2029 (a)	6,575,152	5,375,187
Dun & Bradstreet Corp. 2024 Term Loan 1 mo. USD Term SOFR + 2.25%, 6.57%, 1/18/2029 (a)	15,613,090	15,593,574
ECI Macola Max Holding LLC 2024 Term Loan 3 mo. USD Term SOFR + 3.25%, 7.55%, 5/9/2030 (a)	57,067	57,158
Epicor Software Corp. 2024 Term Loan E 1 mo. USD Term SOFR + 2.75%, 7.08%, 5/30/2031 (a)	28,952,486	28,909,782
Flash Charm, Inc. 2024 Term Loan 3 mo. USD Term SOFR + 3.50%, 7.79%, 3/2/2028 (a)	19,802,735	18,407,236
Flexera Software LLC 2024 1st Lien Term Loan 3 mo. USD Term SOFR + 3.00%, 7.30%, 3/3/2028 (a)	2,468,068	2,458,430
Genesys Cloud Services Holdings II LLC 2025 USD Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.83%, 1/30/2032 (a)	17,290,780	17,130,235
Genuine Financial Holdings LLC 2025 Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.55%, 9/27/2030 (a)	472,189	464,634
Imagine Learning LLC Term Loan 1 mo. USD Term SOFR + 3.50%, 7.83%, 12/21/2029 (a)	2,089,224	2,084,137

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Informatica LLC 2024 Term Loan B 1 mo. USD Term SOFR + 2.25%, 6.58%, 10/27/2028 (a)	$544,466	$544,977
Ivanti Software, Inc. 2024 Co-Op Term Loan B 3 mo. USD Term SOFR + 4.25%, 8.82%, 12/1/2027 (a)	17,231,663	14,216,122
Javelin Buyer, Inc. 2024 1st Lien Term Loan 3 mo. USD Term SOFR + 3.25%, 7.56%, 12/5/2031 (a)	20,777,623	20,704,901
Mitchell International, Inc. 2024 1st Lien Term Loan 1 mo. USD Term SOFR + 3.25%, 7.58%, 6/17/2031 (a)	43,205,258	42,752,467
Modena Buyer LLC Term Loan 3 mo. USD Term SOFR + 4.50%, 8.79%, 7/1/2031 (a)	51,944,355	50,413,035
Particle Investments SARL 2024 Term Loan B 1 mo. USD Term SOFR + 3.75%, 8.08%, 3/28/2031 (a)	4,318,021	4,334,213
Planview Parent, Inc. 2024 1st Lien Term Loan 3 mo. USD Term SOFR + 3.50%, 7.80%, 12/17/2027 (a)	12,682,266	12,571,296
PointClickCare Technologies, Inc. 2024 USD Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.55%, 11/3/2031 (a)	21,273,558	21,247,072
Polaris Newco LLC USD Term Loan B 3 mo. USD Term SOFR + 3.75%, 8.30%, 6/2/2028 (a)	79,226,004	76,027,650
Project Alpha Intermediate Holding, Inc.:
2024 1st Lien Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.55%, 10/28/2030 (a)	27,811,488	27,782,425
2024 2nd Lien Incremental Term Loan (b)	14,653,179	14,598,230
2024 Add-on Term Loan B (b)	29,008,876	28,978,561
Project Boost Purchaser LLC:
2024 2nd Lien Term Loan 3 mo. USD Term SOFR + 5.25%, 9.55%, 7/16/2032 (a)	4,485,329	4,496,543
Security Description	Principal Amount	Value
2024 Term Loan 3 mo. USD Term SOFR + 3.50%, 7.81%, 7/16/2031 (a)	$17,447,397	$17,369,669
Project Leopard Holdings, Inc. 2022 USD Term Loan B 3 mo. USD Term SOFR + 5.25%, 9.64%, 7/20/2029 (a)	19,365,440	16,832,827
Project Ruby Ultimate Parent Corp. 2024 Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.44%, 3/10/2028 (a)	21,819,944	21,779,031
Quartz Acquireco LLC 2025 Term Loan B 3 mo. USD Term SOFR + 2.25%, 6.55%, 6/28/2030 (a)	904,499	899,977
Quest Software U.S. Holdings, Inc. 2024 Co-Op Term Loan 3 mo. USD Term SOFR + 4.25%, 8.69%, 2/1/2029 (a)	9,682,338	5,809,403
RealPage, Inc. 1st Lien Term Loan 3 mo. USD Term SOFR + 3.00%, 7.56%, 4/24/2028 (a)	51,813,577	51,195,182
Rocket Software, Inc. 2023 USD Term Loan B 1 mo. USD Term SOFR + 4.25%, 8.58%, 11/28/2028 (a)	50,872,421	50,809,085
Skopima Merger Sub, Inc. 2024 Repriced Term Loan 1 mo. USD Term SOFR + 3.75%, 8.08%, 5/15/2028 (a)	18,756,131	18,644,814
Sovos Compliance LLC 2025 Term Loan B 3 mo. USD Term SOFR + 4.00%, 8.33%, 8/12/2029 (a)	4,645,146	4,630,955
Surf Holdings LLC 2025 Incremental Term Loan 1 mo. USD Term SOFR + 3.50%, 7.94%, 3/5/2027 (a)	6,812,657	6,821,786
UKG, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 3.00%, 7.30%, 2/10/2031 (a)	3,681,935	3,678,272
VS Buyer LLC 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 2.75%, 7.07%, 4/12/2031 (a)	14,644,827	14,663,133
Waystar Technologies, Inc. 2024 USD Term Loan B (b)	568,079	566,659
		1,267,878,521

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
TRANSPORT-SERVICES — 0.0% (c)
Genesee & Wyoming, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 1.75%, 6.05%, 4/10/2031 (a)	$504,307	$500,209
TOTAL SENIOR FLOATING RATE LOANS (Cost $7,299,838,988)		7,209,031,514
	Shares
COMMON STOCKS — 0.4%
AEROSPACE & DEFENSE — 0.1%
Flame Newco LLC (d) (e)	230,071	3,451,065
ENTERTAINMENT — 0.3%
Cineworld Group PLC (d) (e)	1,063,146	22,591,853
HEALTH CARE EQUIPMENT & SUPPLIES — 0.0% (c)
Carestream Health, Inc. (d) (e)	396,286	941,179
HEALTH CARE PROVIDERS & SERVICES — 0.0% (c)
Envision Healthcare Corp. (d) (e)	154,531	1,661,208
TOTAL COMMON STOCKS (Cost $36,324,118)		28,645,305
	Principal Amount
CORPORATE BONDS & NOTES — 4.9%
ADVERTISING — 0.1%
Clear Channel Outdoor Holdings, Inc. 7.75%, 4/15/2028 (f)	$1,121,000	962,210
Lamar Media Corp. 3.75%, 2/15/2028	3,647,000	3,467,860
AEROSPACE & DEFENSE — 0.1%
AAR Escrow Issuer LLC 6.75%, 3/15/2029 (f)	500,000	507,515
Bombardier, Inc. 7.45%, 5/1/2034 (f)	1,743,000	1,793,896
Moog, Inc. 4.25%, 12/15/2027 (f)	920,000	886,162
TransDigm, Inc.:
4.63%, 1/15/2029	3,860,000	3,669,818
4.88%, 5/1/2029	201,000	190,787
6.38%, 3/1/2029 (f)	2,600,000	2,627,794
AGRICULTURE — 0.0% (c)
Turning Point Brands, Inc. 7.63%, 3/15/2032 (f)	783,000	814,116
AIRLINES — 0.1%
JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 9/20/2031 (f)	3,154,000	3,111,263
Security Description	Principal Amount	Value
VistaJet Malta Finance PLC/Vista Management Holding, Inc. 9.50%, 6/1/2028 (f)	$900,000	$891,045
AUTO MANUFACTURERS — 0.1%
Allison Transmission, Inc. 3.75%, 1/30/2031 (f)	5,402,000	4,802,594
Aston Martin Capital Holdings Ltd. 10.00%, 3/31/2029 (f)	1,038,000	941,591
AUTO PARTS & EQUIPMENT — 0.0% (c)
Garrett Motion Holdings, Inc./Garrett LX I SARL 7.75%, 5/31/2032 (f)	1,326,000	1,311,851
Tenneco, Inc. 8.00%, 11/17/2028 (f)	910,000	868,122
BEVERAGES — 0.0% (c)
Primo Water Holdings, Inc./Triton Water Holdings, Inc. 4.38%, 4/30/2029 (f)	1,342,000	1,283,153
CHEMICALS — 0.0% (c)
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (f)	1,393,000	1,347,198
Minerals Technologies, Inc. 5.00%, 7/1/2028 (f)	10,000	9,630
SCIL IV LLC/SCIL USA Holdings LLC 5.38%, 11/1/2026 (f)	255,000	250,986
COAL — 0.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 8.63%, 6/15/2029 (f)	1,530,000	1,604,465
SunCoke Energy, Inc. 4.88%, 6/30/2029 (f)	1,920,000	1,762,406
COMMERCIAL SERVICES — 0.1%
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (f)	1,555,000	1,532,717
Carriage Services, Inc. 4.25%, 5/15/2029 (f)	1,530,000	1,390,494
Deluxe Corp. 8.00%, 6/1/2029 (f)	1,573,000	1,431,729
Hertz Corp.:
4.63%, 12/1/2026 (f)	1,330,000	927,622
5.00%, 12/1/2029 (f)	2,176,000	1,089,110
12.63%, 7/15/2029 (f)	499,000	450,382
RR Donnelley & Sons Co. 9.50%, 8/1/2029 (f)	750,000	743,715
Service Corp. International 3.38%, 8/15/2030	330,000	294,096
Veritiv Operating Co. 10.50%, 11/30/2030 (f)	300,000	318,861

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
COMPUTERS — 0.1%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/1/2029 (f)	$67,000	$62,852
Crane NXT Co. 4.20%, 3/15/2048	321,000	201,293
KBR, Inc. 4.75%, 9/30/2028 (f)	950,000	903,773
Science Applications International Corp. 4.88%, 4/1/2028 (f)	1,660,000	1,587,292
Seagate HDD Cayman:
4.13%, 1/15/2031	550,000	499,081
4.88%, 6/1/2027	1,374,000	1,351,988
CONSTRUCTION MATERIALS — 0.0% (c)
Camelot Return Merger Sub, Inc. 8.75%, 8/1/2028 (f)	400,000	329,516
Cornerstone Building Brands, Inc. 9.50%, 8/15/2029 (f)	350,000	291,004
Griffon Corp. 5.75%, 3/1/2028	2,050,000	2,005,392
DIVERSIFIED FINANCIAL SERVICES — 0.5%
AG Issuer LLC 6.25%, 3/1/2028 (f)	500,000	491,815
Ally Financial, Inc. 6.70%, 2/14/2033	150,000	149,958
Aretec Group, Inc. 10.00%, 8/15/2030 (f)	530,000	569,559
Burford Capital Global Finance LLC:
6.88%, 4/15/2030 (f)	489,000	484,511
9.25%, 7/1/2031 (f)	1,620,000	1,710,704
Credit Acceptance Corp. 6.63%, 3/15/2030 (f)	600,000	591,900
Enova International, Inc. 9.13%, 8/1/2029 (f)	3,557,000	3,656,560
EZCORP, Inc. 7.38%, 4/1/2032 (f)	923,000	936,642
Freedom Mortgage Holdings LLC 8.38%, 4/1/2032 (f)	665,000	649,592
Jane Street Group/JSG Finance, Inc. 4.50%, 11/15/2029 (f)	1,450,000	1,372,106
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 8/15/2028 (f)	300,000	282,354
Nationstar Mortgage Holdings, Inc.:
5.13%, 12/15/2030 (f)	680,000	678,497
5.50%, 8/15/2028 (f)	24,000	23,794
5.75%, 11/15/2031 (f)	2,540,000	2,536,419
6.50%, 8/1/2029 (f)	1,819,000	1,840,792
Security Description	Principal Amount	Value
Navient Corp.:
9.38%, 7/25/2030	$2,777,000	$2,959,977
11.50%, 3/15/2031	3,849,000	4,301,411
OneMain Finance Corp. 6.63%, 5/15/2029	788,000	790,506
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (f)	834,000	780,716
6.88%, 2/15/2033 (f)	774,000	774,232
7.13%, 11/15/2030 (f)	3,080,000	3,129,958
7.88%, 12/15/2029 (f)	271,000	282,588
PRA Group, Inc.:
5.00%, 10/1/2029 (f)	87,000	80,211
8.88%, 1/31/2030 (f)	1,768,000	1,847,542
SLM Corp. 6.50%, 1/31/2030	1,323,000	1,356,961
StoneX Group, Inc. 7.88%, 3/1/2031 (f)	750,000	784,162
Synchrony Financial 7.25%, 2/2/2033	2,201,000	2,262,804
ELECTRIC — 0.0% (c)
Clearway Energy Operating LLC:
3.75%, 1/15/2032 (f)	800,000	685,784
4.75%, 3/15/2028 (f)	773,000	749,006
ELECTRONICS — 0.0% (c)
Sensata Technologies BV 4.00%, 4/15/2029 (f)	900,000	826,956
ENGINEERING & CONSTRUCTION — 0.0% (c)
AECOM 5.13%, 3/15/2027	204,000	202,274
Brundage-Bone Concrete Pumping Holdings, Inc. 7.50%, 2/1/2032 (f)	549,000	522,829
Tutor Perini Corp. 11.88%, 4/30/2029 (f)	1,461,000	1,608,970
ENTERTAINMENT — 0.0% (c)
Churchill Downs, Inc. 4.75%, 1/15/2028 (f)	1,476,000	1,433,890
Lions Gate Capital Holdings LLC 5.50%, 4/15/2029 (f)	340,000	274,666
Live Nation Entertainment, Inc. 4.75%, 10/15/2027 (f)	739,000	721,042
FOOD — 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 4.63%, 1/15/2027 (f)	21,000	20,692
B&G Foods, Inc. 5.25%, 9/15/2027	1,762,000	1,648,245
Post Holdings, Inc.:
4.50%, 9/15/2031 (f)	90,000	81,529
4.63%, 4/15/2030 (f)	7,788,000	7,272,045

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
U.S. Foods, Inc. 4.63%, 6/1/2030 (f)	$41,000	$38,920
United Natural Foods, Inc. 6.75%, 10/15/2028 (f)	1,200,000	1,185,564
FOREST PRODUCTS & PAPER — 0.0% (c)
Mercer International, Inc.:
5.13%, 2/1/2029	3,300,000	2,833,710
12.88%, 10/1/2028 (f)	400,000	424,140
HEALTH CARE PRODUCTS — 0.0% (c)
Insulet Corp. 6.50%, 4/1/2033 (f)	191,000	194,205
HEALTH CARE SERVICES — 0.2%
CHS/Community Health Systems, Inc.:
6.88%, 4/15/2029 (f)	1,400,000	906,150
10.88%, 1/15/2032 (f)	2,000,000	1,977,180
DaVita, Inc.:
3.75%, 2/15/2031 (f)	963,000	837,117
4.63%, 6/1/2030 (f)	3,257,000	3,001,814
Encompass Health Corp.:
4.50%, 2/1/2028	3,356,000	3,258,676
4.63%, 4/1/2031	1,860,000	1,744,643
Pediatrix Medical Group, Inc. 5.38%, 2/15/2030 (f)	1,045,000	1,005,478
HOME BUILDERS — 0.1%
Landsea Homes Corp. 8.88%, 4/1/2029 (f)	1,150,000	1,095,559
Taylor Morrison Communities, Inc.:
5.75%, 1/15/2028 (f)	3,700,000	3,691,268
5.88%, 6/15/2027 (f)	1,790,000	1,789,910
HOME FURNISHINGS — 0.0% (c)
Somnigroup International, Inc.:
3.88%, 10/15/2031 (f)	848,000	744,586
4.00%, 4/15/2029 (f)	2,789,000	2,590,870
HOUSEHOLD PRODUCTS — 0.0% (c)
Prestige Brands, Inc. 3.75%, 4/1/2031 (f)	1,742,000	1,560,919
HOUSEHOLD PRODUCTS & WARES — 0.0% (c)
Central Garden & Pet Co. 4.13%, 4/30/2031 (f)	125,000	112,100
INTERNET — 0.1%
Cogent Communications Group LLC 7.00%, 6/15/2027 (f)	2,450,000	2,464,675
Rakuten Group, Inc. 9.75%, 4/15/2029 (f)	4,993,000	5,419,702
INVESTMENT COMPANY SECURITY — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
9.00%, 6/15/2030	34,000	32,237
9.75%, 1/15/2029	1,510,000	1,501,227
10.00%, 11/15/2029 (f)	1,269,000	1,260,460
Security Description	Principal Amount	Value
Prospect Capital Corp. 3.44%, 10/15/2028	$1,227,000	$1,060,398
IRON/STEEL — 0.0% (c)
Algoma Steel, Inc. 9.13%, 4/15/2029 (f)	400,000	375,884
IT SERVICES — 0.0% (c)
ASGN, Inc. 4.63%, 5/15/2028 (f)	1,341,000	1,281,326
LEISURE TIME — 0.1%
Sabre GLBL, Inc.:
8.63%, 6/1/2027 (f)	2,896,000	2,865,215
10.75%, 11/15/2029 (f)	2,841,000	2,864,808
LODGING — 0.1%
Hilton Domestic Operating Co., Inc.:
3.63%, 2/15/2032 (f)	176,000	154,180
3.75%, 5/1/2029 (f)	4,473,000	4,169,596
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (f)	1,927,000	1,840,767
MACHINERY, CONSTRUCTION & MINING — 0.0% (c)
BWX Technologies, Inc.:
4.13%, 6/30/2028 (f)	1,610,000	1,520,500
4.13%, 4/15/2029 (f)	1,463,000	1,366,179
MACHINERY-DIVERSIFIED — 0.0% (c)
ATS Corp. 4.13%, 12/15/2028 (f)	18,000	16,711
Esab Corp. 6.25%, 4/15/2029 (f)	500,000	507,510
Mueller Water Products, Inc. 4.00%, 6/15/2029 (f)	294,000	273,023
MEDIA — 0.3%
AMC Networks, Inc. 4.25%, 2/15/2029	1,390,000	1,042,375
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/2031 (f)	2,273,000	2,013,832
4.25%, 1/15/2034 (f)	1,965,000	1,616,330
4.50%, 5/1/2032	95,000	82,595
4.50%, 6/1/2033 (f)	375,000	319,470
4.75%, 3/1/2030 (f)	1,816,000	1,682,833
4.75%, 2/1/2032 (f)	633,000	562,041
CSC Holdings LLC:
5.38%, 2/1/2028 (f)	30,000	25,590
11.75%, 1/31/2029 (f)	3,580,000	3,470,345
Directv Financing LLC/Directv Financing Co-Obligor, Inc.:
5.88%, 8/15/2027 (f)	310,000	300,514
10.00%, 2/15/2031 (f)	1,731,000	1,660,912
Gray Media, Inc. 4.75%, 10/15/2030 (f)	3,395,000	2,155,180
Nexstar Media, Inc.:
4.75%, 11/1/2028 (f)	5,066,000	4,741,624
5.63%, 7/15/2027 (f)	884,000	871,500

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Sinclair Television Group, Inc. 5.50%, 3/1/2030 (f)	$890,000	$661,537
Univision Communications, Inc. 8.50%, 7/31/2031 (f)	1,700,000	1,662,158
Virgin Media Finance PLC 5.00%, 7/15/2030 (f)	692,000	589,861
METAL FABRICATE & HARDWARE — 0.0% (c)
Park-Ohio Industries, Inc. 6.63%, 4/15/2027	700,000	676,900
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (f)	1,880,000	1,765,019
MINING — 0.1%
FMG Resources August 2006 Pty. Ltd. 4.50%, 9/15/2027 (f)	2,865,000	2,778,219
New Gold, Inc. 6.88%, 4/1/2032 (f)	1,260,000	1,272,348
Taseko Mines Ltd. 8.25%, 5/1/2030 (f)	800,000	818,056
MISCELLANEOUS MANUFACTURER — 0.0% (c)
Axon Enterprise, Inc. 6.13%, 3/15/2030 (f)	826,000	834,450
OFFICE & BUSINESS EQUIPMENT — 0.0% (c)
Pitney Bowes, Inc. 7.25%, 3/15/2029 (f)	2,850,000	2,836,919
OIL & GAS — 0.5%
California Resources Corp. 8.25%, 6/15/2029 (f)	3,469,000	3,524,400
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.75%, 7/15/2028 (f)	1,589,000	1,438,442
Chord Energy Corp. 6.75%, 3/15/2033 (f)	372,000	370,367
CNX Resources Corp. 6.00%, 1/15/2029 (f)	5,491,000	5,414,510
Comstock Resources, Inc.:
5.88%, 1/15/2030 (f)	311,000	293,575
6.75%, 3/1/2029 (f)	7,230,000	7,068,482
Crescent Energy Finance LLC:
7.38%, 1/15/2033 (f)	3,609,000	3,482,685
7.63%, 4/1/2032 (f)	848,000	839,240
CVR Energy, Inc. 8.50%, 1/15/2029 (f)	1,202,000	1,154,076
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (f)	2,469,000	2,505,344
Hilcorp Energy I LP/Hilcorp Finance Co. 8.38%, 11/1/2033 (f)	750,000	768,517
Karoon USA Finance, Inc. 10.50%, 5/14/2029 (f)	1,340,000	1,379,262
Security Description	Principal Amount	Value
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 6.88%, 12/1/2032 (f)	$517,000	$516,054
MEG Energy Corp. 5.88%, 2/1/2029 (f)	279,000	274,302
Northern Oil & Gas, Inc. 8.13%, 3/1/2028 (f)	4,652,000	4,665,119
Parkland Corp. 4.50%, 10/1/2029 (f)	977,000	921,037
Precision Drilling Corp. 6.88%, 1/15/2029 (f)	1,530,000	1,490,419
Sunoco LP 6.25%, 7/1/2033 (f)	1,065,000	1,064,979
Sunoco LP/Sunoco Finance Corp. 4.50%, 5/15/2029	1,766,000	1,672,490
Talos Production, Inc.:
9.00%, 2/1/2029 (f)	400,000	411,348
9.38%, 2/1/2031 (f)	1,580,000	1,609,562
OIL & GAS SERVICES — 0.1%
TGS ASA 8.50%, 1/15/2030 (f)	1,137,000	1,175,817
USA Compression Partners LP/USA Compression Finance Corp. 7.13%, 3/15/2029 (f)	4,583,000	4,661,782
Viridien 10.00%, 10/15/2030 (f)	1,735,000	1,777,004
PACKAGING & CONTAINERS — 0.1%
Clydesdale Acquisition Holdings, Inc. 6.75%, 4/15/2032 (f) (g)	890,000	895,829
Crown Americas LLC/Crown Americas Capital Corp. V 4.25%, 9/30/2026	1,529,000	1,499,108
Mauser Packaging Solutions Holding Co. 7.88%, 4/15/2027 (f)	1,200,000	1,176,420
Owens-Brockway Glass Container, Inc. 7.38%, 6/1/2032 (f)	700,000	669,095
TriMas Corp. 4.13%, 4/15/2029 (f)	1,290,000	1,198,204
PHARMACEUTICALS — 0.1%
AdaptHealth LLC:
4.63%, 8/1/2029 (f)	712,000	647,998
5.13%, 3/1/2030 (f)	1,254,000	1,144,852
Grifols SA 4.75%, 10/15/2028 (f)	653,000	603,405
HLF Financing SARL LLC/Herbalife International, Inc. 4.88%, 6/1/2029 (f)	3,640,000	2,807,350

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
PIPELINES — 0.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.38%, 6/15/2029 (f)	$1,000,000	$978,320
Delek Logistics Partners LP/Delek Logistics Finance Corp. 8.63%, 3/15/2029 (f)	5,529,000	5,725,611
DT Midstream, Inc.:
4.13%, 6/15/2029 (f)	5,325,000	5,014,126
4.38%, 6/15/2031 (f)	1,161,000	1,069,548
Hess Midstream Operations LP:
4.25%, 2/15/2030 (f)	1,557,000	1,466,601
5.13%, 6/15/2028 (f)	4,660,000	4,589,168
5.88%, 3/1/2028 (f)	650,000	653,575
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.13%, 2/15/2029 (f)	4,220,000	4,250,553
Summit Midstream Holdings LLC 8.63%, 10/31/2029 (f)	3,206,000	3,276,147
REAL ESTATE — 0.0% (c)
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp. 7.00%, 4/15/2030 (f)	630,000	559,994
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp. 5.75%, 1/15/2029 (f)	588,000	480,161
Howard Hughes Corp. 4.13%, 2/1/2029 (f)	2,389,000	2,184,382
REAL ESTATE INVESTMENT TRUSTS — 0.4%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (f)	1,910,000	1,736,572
Brandywine Operating Partnership LP:
4.55%, 10/1/2029	1,521,000	1,383,714
8.88%, 4/12/2029	2,670,000	2,797,412
Diversified Healthcare Trust 4.75%, 2/15/2028	3,612,000	3,104,117
Hudson Pacific Properties LP:
4.65%, 4/1/2029	700,000	530,306
5.95%, 2/15/2028	1,300,000	1,126,632
Iron Mountain, Inc. 5.25%, 7/15/2030 (f)	770,000	738,291
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.25%, 2/1/2027 (f)	1,534,000	1,493,410
Security Description	Principal Amount	Value
MPT Operating Partnership LP/MPT Finance Corp.:
4.63%, 8/1/2029	$5,100,000	$3,903,489
5.00%, 10/15/2027	3,000,000	2,706,990
Rithm Capital Corp. 8.00%, 4/1/2029 (f)	2,952,000	2,938,421
Service Properties Trust 4.95%, 10/1/2029	375,000	309,574
Starwood Property Trust, Inc.:
4.38%, 1/15/2027 (f)	6,690,000	6,502,145
6.50%, 7/1/2030 (f)	180,000	180,121
7.25%, 4/1/2029 (f)	588,000	603,888
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6.00%, 1/15/2030 (f)	370,000	320,228
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC 6.50%, 2/15/2029 (f)	2,506,000	2,254,573
RETAIL — 0.5%
1011778 BC ULC/New Red Finance, Inc. 4.38%, 1/15/2028 (f)	1,025,000	983,119
Asbury Automotive Group, Inc. 4.75%, 3/1/2030	776,000	724,047
FirstCash, Inc. 4.63%, 9/1/2028 (f)	6,173,000	5,889,598
Michaels Cos., Inc. 7.88%, 5/1/2029 (f)	30,000,000	16,259,100
Murphy Oil USA, Inc. 3.75%, 2/15/2031 (f)	5,218,000	4,639,063
Patrick Industries, Inc.:
4.75%, 5/1/2029 (f)	1,728,000	1,622,125
6.38%, 11/1/2032 (f)	500,000	485,045
PetSmart, Inc./PetSmart Finance Corp. 4.75%, 2/15/2028 (f)	1,000,000	935,570
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.00%, 6/1/2031 (f)	2,825,000	2,550,212
Yum! Brands, Inc. 4.75%, 1/15/2030 (f)	4,297,000	4,150,472
SEMICONDUCTORS — 0.0% (c)
ams-OSRAM AG 12.25%, 3/30/2029 (f)	1,560,000	1,603,290
SOFTWARE — 0.2%
Cloud Software Group, Inc. 6.50%, 3/31/2029 (f)	3,050,000	2,965,241
Fair Isaac Corp. 4.00%, 6/15/2028 (f)	5,174,000	4,924,665
PTC, Inc. 4.00%, 2/15/2028 (f)	1,921,000	1,845,428

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
ROBLOX Corp. 3.88%, 5/1/2030 (f)	$573,000	$521,762
Twilio, Inc.:
3.63%, 3/15/2029	1,033,000	958,727
3.88%, 3/15/2031	190,000	171,112
TELECOMMUNICATIONS — 0.2%
CommScope LLC:
4.75%, 9/1/2029 (f)	25,000	22,224
7.13%, 7/1/2028 (f)	4,517,000	3,996,100
8.25%, 3/1/2027 (f)	850,000	803,641
CommScope Technologies LLC 5.00%, 3/15/2027 (f)	509,000	456,644
EchoStar Corp. 10.75%, 11/30/2029	4,370,000	4,593,525
Viasat, Inc.:
6.50%, 7/15/2028 (f)	1,020,000	884,095
7.50%, 5/30/2031 (f)	1,250,000	949,613
Viavi Solutions, Inc. 3.75%, 10/1/2029 (f)	1,540,000	1,410,070
TOTAL CORPORATE BONDS & NOTES (Cost $381,498,834)		378,641,024
REPURCHASE AGREEMENTS — 1.3%
Barclays Capital, Inc., dated 09/30/2024 (collateralized by U.S. Treasury Bonds 2.000% due 11/15/2041, valued at $143,000,000); expected proceeds $103,103,167, 4.33%, 06/15/2025 (Cost $100,000,000)	100,000,000	100,000,000
	Shares
SHORT-TERM INVESTMENT — 5.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (h) (i) (Cost $454,692,404)	454,692,404	454,692,404
TOTAL INVESTMENTS — 105.5% (Cost $8,272,354,344)		8,171,010,247
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.5)%		(423,682,879)
NET ASSETS — 100.0%		$7,747,327,368
(a)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Position is unsettled. Contract rate was not determined at March 31, 2025 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(c)	Amount is less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2025, total aggregate fair value of the securities is $28,645,305, representing 0.4% of the Fund's net assets.
(e)	Non-income producing security.
(f)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.1% of net assets as of March 31, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	When-issued security.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at March 31, 2025.
PIK	Payment in Kind
SOFR	Secured Overnight Financing Rate

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

At March 31, 2025, the Fund had unfunded loan commitments of $13,128,047, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
Air Comm Corp. LLC	713,633	710,957	(2,676)
Chrysaor Bidco Sarl	171,111	171,661	550
DG Investment Intermediate Holdings 2, Inc.	376,626	370,977	(5,649)
Grant Thornton Advisors LLC	92,240	91,880	(360)
Groundworks, LLC	703,350	690,162	(13,188)
Hanger, Inc.	1,732,015	1,732,915	900
Janney Montgomery Scott LLC	3,340,604	3,348,955	8,351
Kaman Corp.	1,919,625	1,896,427	(23,198)
Raven Acquisition Holdings LLC	4,078,843	4,034,649	(44,194)
	$13,128,047	$13,048,583	$(79,464)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$378,641,024	$—	$378,641,024
Common Stocks	—	—	28,645,305	28,645,305
Repurchase Agreements	—	100,000,000	—	100,000,000
Senior Floating Rate Loans	—	7,209,031,514	—	7,209,031,514
Short-Term Investment	454,692,404	—	—	454,692,404
TOTAL INVESTMENTS	$454,692,404	$7,687,672,538	$28,645,305	$8,171,010,247
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans - Unrealized Appreciation	$—	$9,801	$—	$9,801
Unfunded Loans - Unrealized Depreciation	—	(89,265)	—	(89,265)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$(79,464)	$—	$(79,464)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	420,966,957	$420,966,957	$5,616,548,072	$5,582,822,625	$—	$—	454,692,404	$454,692,404	$28,066,306
See accompanying notes to Schedule of Investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 45.1%
AEROSPACE & DEFENSE — 0.8%
BAE Systems PLC 5.00%, 3/26/2027 (a)	$2,500,000	$2,522,325
Boeing Co. 6.26%, 5/1/2027	270,000	277,841
L3Harris Technologies, Inc. 5.40%, 1/15/2027	1,000,000	1,014,530
RTX Corp. 5.75%, 11/8/2026	750,000	763,650
		4,578,346
AGRICULTURE — 2.9%
Imperial Brands Finance PLC 3.50%, 7/26/2026 (a)	3,000,000	2,956,620
Philip Morris International, Inc.:
4.75%, 2/12/2027	3,420,000	3,444,385
4.88%, 2/13/2026	5,000,000	5,012,150
Reynolds American, Inc. 4.45%, 6/12/2025	5,500,000	5,492,795
		16,905,950
AUTO MANUFACTURERS — 3.8%
American Honda Finance Corp.:
SOFR + 0.92%, 5.27%, 1/12/2026 (b)	2,915,000	2,923,978
Series GMTN, 5.80%, 10/3/2025	3,000,000	3,017,640
Daimler Truck Finance North America LLC 5.00%, 1/15/2027 (a)	2,500,000	2,514,375
General Motors Financial Co., Inc.:
3.80%, 4/7/2025	2,000,000	1,999,520
5.40%, 4/6/2026	925,000	928,552
Nissan Motor Co. Ltd. 3.52%, 9/17/2025 (a)	8,489,000	8,403,940
Stellantis Finance U.S., Inc. 5.35%, 3/17/2028 (a)	2,610,000	2,613,080
		22,401,085
BANKS — 9.7%
Bank of America Corp. SOFR + 1.58%, 4.38%, 4/27/2028 (b)	2,500,000	2,488,975
Bank of America NA SOFR + 0.78%, 5.14%, 8/18/2025 (b)	5,000,000	5,003,900
Barclays PLC SOFR + 1.49%, 5.67%, 3/12/2028 (b)	3,000,000	3,051,990
Canadian Imperial Bank of Commerce 5.93%, 10/2/2026	2,500,000	2,551,700
Citibank NA:
4.93%, 8/6/2026	2,425,000	2,441,151
5.86%, 9/29/2025	1,880,000	1,890,265
Security Description	Principal Amount	Value
Deutsche Bank AG SOFR + 1.59%, 5.71%, 2/8/2028 (b)	$3,000,000	$3,044,820
Goldman Sachs Group, Inc. 3.85%, 1/26/2027	1,400,000	1,386,308
HSBC Holdings PLC SOFR + 1.06%, 5.60%, 5/17/2028 (b)	2,000,000	2,031,920
Huntington National Bank SOFR + 1.65%, 4.55%, 5/17/2028 (b)	5,000,000	4,990,300
KeyBank NA 4.15%, 8/8/2025	770,000	767,559
Morgan Stanley:
SOFR + 1.67%, 4.68%, 7/17/2026 (b)	5,000,000	4,999,050
Series MTN, SOFR + 1.01%, 5.65%, 4/13/2028 (b)	5,000,000	5,101,000
Royal Bank of Canada Series GMTN, SOFR + 0.53%, 4.88%, 1/20/2026 (b)	500,000	500,460
Sumitomo Mitsui Financial Group, Inc.:
5.46%, 1/13/2026	10,000,000	10,072,700
SOFR + 1.43%, 5.78%, 1/13/2026 (b)	2,000,000	2,015,520
U.S. Bancorp Series MTN, SOFR + 1.66%, 4.55%, 7/22/2028 (b)	3,000,000	2,999,490
Wells Fargo & Co. Series W, SOFR + 0.78%, 4.90%, 1/24/2028 (b)	1,830,000	1,840,504
		57,177,612
BEVERAGES — 0.2%
Constellation Brands, Inc. 5.00%, 2/2/2026	1,000,000	999,370
BIOTECHNOLOGY — 0.2%
Amgen, Inc. 5.51%, 3/2/2026	500,000	500,070
Illumina, Inc. 4.65%, 9/9/2026	700,000	699,685
		1,199,755
CHEMICALS — 2.7%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP 3.40%, 12/1/2026 (a)	4,668,000	4,594,759
DuPont de Nemours, Inc. 4.49%, 11/15/2025	9,950,000	9,929,503
Nutrien Ltd. 5.20%, 6/21/2027	1,085,000	1,097,716
		15,621,978
COMMERCIAL SERVICES — 0.1%
Cintas Corp. No. 2 3.45%, 5/1/2025	585,000	583,777

See accompanying notes to Schedule of Investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
COMPUTERS — 0.5%
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	$3,500,000	$3,221,085
CONSTRUCTION MATERIALS — 0.1%
Owens Corning 5.50%, 6/15/2027	700,000	713,412
DIVERSIFIED FINANCIAL SERVICES — 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 6.45%, 4/15/2027	915,000	944,536
Charles Schwab Corp. 5.88%, 8/24/2026	7,000,000	7,130,480
Nasdaq, Inc. 5.65%, 6/28/2025	516,000	517,084
		8,592,100
ELECTRIC — 1.0%
NextEra Energy Capital Holdings, Inc. 5.75%, 9/1/2025	500,000	501,900
Pacific Gas & Electric Co. 4.95%, 6/8/2025	1,440,000	1,438,013
Vistra Operations Co. LLC:
3.70%, 1/30/2027 (a)	2,500,000	2,446,875
5.05%, 12/30/2026 (a)	1,310,000	1,315,201
		5,701,989
FOOD — 0.6%
Campbell's Co. 5.30%, 3/20/2026	830,000	835,686
Mars, Inc. 4.45%, 3/1/2027 (a)	3,000,000	3,006,450
		3,842,136
HAND & MACHINE TOOLS — 0.4%
Stanley Black & Decker, Inc. 6.27%, 3/6/2026	2,500,000	2,500,475
HEALTH CARE PRODUCTS — 0.1%
Smith & Nephew PLC 5.15%, 3/20/2027	525,000	529,778
HEALTH CARE SERVICES — 1.7%
Centene Corp. 4.25%, 12/15/2027	5,036,000	4,917,251
HCA, Inc. 5.88%, 2/15/2026	5,000,000	5,020,200
		9,937,451
INSURANCE — 1.6%
Athene Global Funding 5.62%, 5/8/2026 (a)	2,500,000	2,526,550
Corebridge Global Funding 5.75%, 7/2/2026 (a)	2,500,000	2,537,250
Pacific Life Global Funding II SOFR + 0.62%, 4.98%, 6/4/2026 (a) (b)	4,168,000	4,177,837
		9,241,637
Security Description	Principal Amount	Value
INVESTMENT COMPANY SECURITY — 0.1%
ARES Capital Corp. 7.00%, 1/15/2027	$500,000	$515,310
IT SERVICES — 1.0%
Accenture Capital, Inc. 3.90%, 10/4/2027	1,540,000	1,529,605
Apple, Inc. 4.42%, 5/8/2026	1,785,000	1,785,589
Dell International LLC/EMC Corp. 4.75%, 4/1/2028 (c)	2,870,000	2,881,738
		6,196,932
LODGING — 2.1%
Las Vegas Sands Corp.:
3.50%, 8/18/2026	5,000,000	4,904,450
5.90%, 6/1/2027	385,000	391,175
Sands China Ltd.:
3.80%, 1/8/2026	5,000,000	4,937,850
5.13%, 8/8/2025	2,000,000	1,998,560
		12,232,035
MACHINERY, CONSTRUCTION & MINING — 1.0%
Caterpillar Financial Services Corp.:
4.80%, 1/6/2026	2,500,000	2,507,875
5.15%, 8/11/2025	3,500,000	3,506,160
		6,014,035
MACHINERY-DIVERSIFIED — 0.9%
John Deere Capital Corp.:
Series MTN, 3.40%, 6/6/2025	1,390,000	1,386,831
Series MTN, 4.05%, 9/8/2025	2,000,000	1,995,160
Series MTN, 4.80%, 1/9/2026	2,000,000	2,006,560
		5,388,551
MINING — 1.9%
BHP Billiton Finance USA Ltd. 4.88%, 2/27/2026	4,000,000	4,014,120
Glencore Funding LLC:
1.63%, 9/1/2025 (a)	1,090,000	1,075,612
4.00%, 4/16/2025 (a)	5,000,000	4,998,350
Rio Tinto Finance USA PLC 4.38%, 3/12/2027	1,070,000	1,072,696
		11,160,778
MISCELLANEOUS MANUFACTURER — 1.4%
Siemens Financieringsmaatschappij NV:
3.40%, 3/16/2027 (a)	5,000,000	4,926,700
6.13%, 8/17/2026 (a)	3,000,000	3,076,350
		8,003,050
OIL & GAS — 0.4%
Diamondback Energy, Inc. 5.20%, 4/18/2027	500,000	506,185

See accompanying notes to Schedule of Investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Pioneer Natural Resources Co.:
1.13%, 1/15/2026	$1,000,000	$973,820
5.10%, 3/29/2026	795,000	800,342
		2,280,347
OIL & GAS SERVICES — 0.4%
Schlumberger Holdings Corp. 5.00%, 5/29/2027 (a)	2,500,000	2,529,750
PACKAGING & CONTAINERS — 0.2%
Sonoco Products Co. 4.45%, 9/1/2026	990,000	987,188
PHARMACEUTICALS — 1.8%
AbbVie, Inc. 4.80%, 3/15/2027	3,245,000	3,278,164
Bristol-Myers Squibb Co. 4.90%, 2/22/2027	835,000	845,479
Eli Lilly & Co. 5.00%, 2/27/2026	3,555,000	3,554,858
Pfizer Investment Enterprises Pte. Ltd. 4.65%, 5/19/2025	2,240,000	2,239,440
Viatris, Inc. 1.65%, 6/22/2025	675,000	669,883
		10,587,824
PIPELINES — 0.5%
Energy Transfer LP 6.05%, 12/1/2026	1,500,000	1,532,595
South Bow USA Infrastructure Holdings LLC 4.91%, 9/1/2027 (a)	1,750,000	1,751,068
		3,283,663
REAL ESTATE INVESTMENT TRUSTS — 1.7%
Realty Income Corp. 5.05%, 1/13/2026	6,889,000	6,885,831
Vornado Realty LP 2.15%, 6/1/2026	3,000,000	2,893,590
		9,779,421
SEMICONDUCTORS — 1.6%
Advanced Micro Devices, Inc. 4.32%, 3/24/2028	3,595,000	3,614,413
Intel Corp. 4.88%, 2/10/2026	5,565,000	5,572,735
		9,187,148
SOFTWARE — 1.0%
Intuit, Inc. 5.25%, 9/15/2026	2,500,000	2,530,650
Microsoft Corp. 3.40%, 9/15/2026	2,250,000	2,228,220
Synopsys, Inc. 4.55%, 4/1/2027	1,090,000	1,094,153
		5,853,023
Security Description	Principal Amount	Value
TELECOMMUNICATIONS — 1.2%
NTT Finance Corp. 1.16%, 4/3/2026 (a)	$7,500,000	$7,260,900
TOTAL CORPORATE BONDS & NOTES (Cost $263,804,036)		265,007,891
ASSET-BACKED SECURITIES — 5.5%
AUTOMOBILE — 2.4%
Honda Auto Receivables Owner Trust Series 2023-4, Class A2, 5.87%, 6/22/2026	1,689,199	1,691,224
Mercedes-Benz Auto Lease Trust Series 2023-A, Class A3, 4.74%, 1/15/2027	6,830,178	6,831,708
Nissan Auto Lease Trust Series 2024-A, Class A2A, 5.11%, 10/15/2026	3,609,499	3,614,163
Toyota Auto Receivables Owner Trust Series 2023-D, Class A2A, 5.80%, 11/16/2026	2,192,627	2,197,605
		14,334,700
CREDIT CARD — 3.1%
American Express Credit Account Master Trust Series 2022-2, Class A, 3.39%, 5/15/2027	18,000,000	17,973,022
TOTAL ASSET-BACKED SECURITIES (Cost $31,588,262)		32,307,722
U.S. TREASURY OBLIGATIONS — 34.2%
U.S. Treasury Bills:
4.01%, 4/15/2025	84,000,000	83,861,571
4.18%, 5/13/2025	50,000,000	49,753,549
4.20%, 5/20/2025	30,000,000	29,827,508
U.S. Treasury Notes:
4.00%, 6/30/2028	6,746,000	6,768,662
4.13%, 2/28/2027	6,342,000	6,366,030
4.75%, 7/31/2025	20,183,100	20,209,906
5.00%, 9/30/2025	3,738,000	3,751,725
TOTAL U.S. TREASURY OBLIGATIONS (Cost $200,365,333)		200,538,951
MORTGAGE-BACKED SECURITIES — 0.5%
BHMS Mortgage Trust Series 2018-ATLS, Class A, 1 mo. USD Term SOFR + 1.55%, 5.87%, 7/15/2035 (a) (b) (Cost $2,869,551)	2,870,000	2,867,949

See accompanying notes to Schedule of Investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
COMMERCIAL MORTGAGE BACKED SECURITIES — 1.2%
BPR Trust Series 2022-OANA, Class A, 1 mo. USD Term SOFR + 1.90%, 6.22%, 4/15/2037 (a) (b)	$1,800,000	$1,799,998
BX Mortgage Trust Series 2021-PAC, Class B, 1 mo. USD Term SOFR + 1.01%, 5.33%, 10/15/2036 (a) (b)	2,500,000	2,467,312
Hawaii Hotel Trust Series 2025-MAUI, Class A, 1 mo. USD Term SOFR + 1.39%, 5.71%, 3/15/2042 (a) (b)	3,000,000	2,988,775
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $7,281,772)		7,256,085
	Shares
SHORT-TERM INVESTMENT — 14.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (d) (e) (Cost $86,901,334)	86,901,334	86,901,334
TOTAL INVESTMENTS — 101.3% (Cost $592,810,288)		594,879,932
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(7,751,746)
NET ASSETS — 100.0%		$587,128,186

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 12.8% of net assets as of March 31, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	When-issued security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2025.
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

At March 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Yr. U.S. Treasury Notes Futures (long)	295	06/30/2025	$60,959,140	$61,115,703	$156,563
5 Yr. U.S. Treasury Notes Futures (long)	144	06/30/2025	15,410,113	15,574,500	164,387
					$320,950

See accompanying notes to Schedule of Investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$265,007,891	$—	$265,007,891
Asset-Backed Securities	—	32,307,722	—	32,307,722
U.S. Treasury Obligations	—	200,538,951	—	200,538,951
Mortgage-Backed Securities	—	2,867,949	—	2,867,949
Commercial Mortgage Backed Securities	—	7,256,085	—	7,256,085
Short-Term Investment	86,901,334	—	—	86,901,334
TOTAL INVESTMENTS	$86,901,334	$507,978,598	$—	$594,879,932
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$320,950	$—	$—	$320,950
TOTAL OTHER FINANCIAL INSTRUMENTS:	$320,950	$—	$—	$320,950

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	72,098,882	$72,098,882	$512,065,239	$497,262,787	$—	$—	86,901,334	$86,901,334	$2,780,873
See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 12.1%
AUSTRALIA — 0.1%
AngloGold Ashanti Holdings PLC 3.38%, 11/1/2028	$900,000	$848,169
Glencore Funding LLC 5.37%, 4/4/2029 (a)	1,885,000	1,914,783
Rio Tinto Finance USA PLC 5.75%, 3/14/2055	647,000	648,300
Westpac Banking Corp. Series GMTN, VRN, 1 yr. CMT + 1.20%, 5.62%, 11/20/2035 (b)	1,090,000	1,082,174
		4,493,426
BERMUDA — 0.1%
Triton Container International Ltd./TAL International Container Corp. 3.25%, 3/15/2032	2,311,000	1,985,057
BRAZIL — 0.4%
Acu Petroleo Luxembourg SARL 7.50%, 7/13/2035	1,383,964	1,385,390
Banco do Brasil SA 10 yr. CMT + 4.40%, 8.75%, 10/15/2025 (b)	600,000	611,100
Braskem Netherlands Finance BV 4.50%, 1/31/2030	1,000,000	857,840
Cosan Overseas Ltd. 8.25%, 5/5/2025	1,400,000	1,397,200
CSN Resources SA 5.88%, 4/8/2032	1,200,000	979,668
Guara Norte SARL 5.20%, 6/15/2034	718,785	674,838
Itau Unibanco Holding SA:
5 yr. CMT + 3.86%, 7.86%, 9/19/2025 (b)	200,000	201,246
VRN, 5 yr. CMT + 3.22%, 7.56%, 8/27/2025 (b)	200,000	201,516
LD Celulose International GmbH 7.95%, 1/26/2032 (a)	500,000	515,410
Minerva Luxembourg SA 8.88%, 9/13/2033 (a)	1,000,000	1,064,030
Movida Europe SA 7.85%, 4/11/2029 (a)	1,100,000	976,360
MV24 Capital BV 6.75%, 6/1/2034	1,654,620	1,594,474
NBM U.S. Holdings, Inc. 6.63%, 8/6/2029	200,000	199,960
Nexa Resources SA 6.50%, 1/18/2028	500,000	516,565
Security Description	Principal Amount	Value
Prumo Participacoes e Investimentos SA 7.50%, 12/31/2031	$1,655,353	$1,671,277
Raizen Fuels Finance SA 5.70%, 1/17/2035	500,000	475,805
Simpar Europe SA 5.20%, 1/26/2031	900,000	710,568
Unigel Luxembourg SA:
11.00%, 12/31/2028	209,495	83,798
13.50%, 12/31/2027	59,871	54,951
PIK, 11.00%, 12/31/2028 (a)	48,718	19,487
PIK, 13.50%, 12/31/2027 (a)	42,629	39,126
Vale Overseas Ltd. 6.40%, 6/28/2054	639,000	635,307
		14,865,916
CANADA — 0.3%
1375209 BC Ltd. 9.00%, 1/30/2028 (a)	79,000	78,914
Bank of Montreal 5 yr. CMT + 1.40%, 3.09%, 1/10/2037 (b)	2,458,000	2,088,956
Bell Telephone Co. of Canada or Bell Canada VRN, 5 yr. CMT + 2.39%, 6.88%, 9/15/2055 (b)	652,000	654,484
Brookfield Finance, Inc. 5.81%, 3/3/2055	1,132,000	1,102,511
Canadian Imperial Bank of Commerce SOFR + 1.11%, 5.25%, 1/13/2031 (b)	1,109,000	1,123,073
Element Fleet Management Corp. 5.04%, 3/25/2030 (a)	942,000	942,886
Garda World Security Corp.:
4.63%, 2/15/2027 (a)	615,000	598,057
6.00%, 6/1/2029 (a)	350,000	327,712
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC 9.00%, 2/15/2029 (a)	1,165,000	1,167,377
Kronos Acquisition Holdings, Inc. 8.25%, 6/30/2031 (a)	265,000	235,190
Mattamy Group Corp. 4.63%, 3/1/2030 (a)	490,000	450,584
Ontario Gaming GTA LP/OTG Co-Issuer, Inc. 8.00%, 8/1/2030 (a)	540,000	538,342
Parkland Corp. 4.63%, 5/1/2030 (a)	285,000	267,065
Royal Bank of Canada Series GMTN, 5.15%, 2/1/2034	510,000	513,514
Telesat Canada/Telesat LLC 4.88%, 6/1/2027 (a)	60,000	34,180

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Videotron Ltd. 5.70%, 1/15/2035 (a)	$1,099,000	$1,100,319
		11,223,164
CAYMAN ISLANDS — 0.0% (c)
Global Aircraft Leasing Co. Ltd. 8.75%, 9/1/2027 (a)	1,090,000	1,107,037
CHILE — 0.2%
Agrosuper SA 4.60%, 1/20/2032	350,000	319,473
CAP SA 3.90%, 4/27/2031 (a)	1,800,000	1,480,608
Cencosud SA 4.38%, 7/17/2027	400,000	394,068
Chile Electricity Lux MPC II SARL 5.67%, 10/20/2035 (a) (d)	400,000	400,636
Chile Electricity Lux MPC SARL 6.01%, 1/20/2033	186,000	190,851
Chile Electricity PEC SpA 0.00%, 1/25/2028 (a)	876,750	762,650
Corp. Nacional del Cobre de Chile 5.13%, 2/2/2033	1,100,000	1,059,388
Empresa Electrica Cochrane SpA 5.50%, 5/14/2027	307,600	300,676
GNL Quintero SA 4.63%, 7/31/2029	370,720	365,960
Sociedad de Transmision Austral SA 4.00%, 1/27/2032	200,000	183,768
		5,458,078
COLOMBIA — 0.2%
AL Candelaria -spain- SA:
5.75%, 6/15/2033 (a)	2,015,000	1,729,253
7.50%, 12/15/2028	354,166	354,417
Aris Mining Corp. 8.00%, 10/31/2029 (a)	800,000	812,656
Banco Davivienda SA VRN, 10 yr. CMT + 5.10%, 6.65%, 4/22/2031 (a) (b)	600,000	525,096
Banco de Bogota SA 6.25%, 5/12/2026	200,000	200,948
Banco GNB Sudameris SA 5 yr. CMT + 6.66%, 7.50%, 4/16/2031 (b)	150,000	147,326
Bancolombia SA 5 yr. CMT + 4.32%, 8.63%, 12/24/2034 (b)	600,000	633,918
Canacol Energy Ltd. 5.75%, 11/24/2028	1,000,000	529,860
Ecopetrol SA:
5.88%, 5/28/2045	200,000	140,648
5.88%, 11/2/2051	2,050,000	1,384,877
Security Description	Principal Amount	Value
Fideicomiso PA Pacifico Tres 8.25%, 1/15/2035	$321,800	$326,659
Gran Tierra Energy, Inc. 9.50%, 10/15/2029 (a)	200,000	177,002
Termocandelaria Power SA 7.75%, 9/17/2031 (a)	200,000	201,180
		7,163,840
DOMINICAN REPUBLIC — 0.0% (c)
Aeropuertos Dominicanos Siglo XXI SA 7.00%, 6/30/2034 (a)	200,000	202,082
FRANCE — 0.1%
Altice France SA 5.50%, 10/15/2029 (a)	460,000	363,179
Opal Bidco SAS 6.50%, 3/31/2032	690,000	689,193
Vallourec SACA 7.50%, 4/15/2032 (a)	520,000	543,275
		1,595,647
GERMANY — 0.0% (c)
TK Elevator U.S. Newco, Inc. 5.25%, 7/15/2027 (a)	525,000	515,839
GUATEMALA — 0.1%
Banco Industrial SA 5 yr. CMT + 4.44%, 4.88%, 1/29/2031 (b)	1,461,000	1,447,895
CT Trust 5.13%, 2/3/2032	200,000	182,328
Energuate Trust 5.88%, 5/3/2027	200,000	199,398
Millicom International Cellular SA 6.25%, 3/25/2029	360,000	358,571
		2,188,192
HONG KONG — 0.0% (c)
Seaspan Corp. 5.50%, 8/1/2029 (a)	325,000	294,518
INDIA — 0.2%
Adani Electricity Mumbai Ltd.:
3.87%, 7/22/2031	600,000	486,000
3.95%, 2/12/2030	849,000	724,980
Adani International Container Terminal Pvt Ltd. 3.00%, 2/16/2031	1,040,000	889,748
Adani Ports & Special Economic Zone Ltd.:
3.10%, 2/2/2031	200,000	161,172
4.20%, 8/4/2027	700,000	657,195
4.38%, 7/3/2029	400,000	360,048
Adani Transmission Step-One Ltd.:
4.00%, 8/3/2026	600,000	576,529
4.25%, 5/21/2036	942,500	779,919

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
JSW Hydro Energy Ltd. 4.13%, 5/18/2031 (a)	$1,253,750	$1,125,040
JSW Infrastructure Ltd. 4.95%, 1/21/2029	900,000	867,456
		6,628,087
INDONESIA — 0.2%
Bank Negara Indonesia Persero Tbk. PT Series EMTN, 3.75%, 3/30/2026	781,000	763,251
Freeport Indonesia PT:
4.76%, 4/14/2027	400,000	397,744
5.32%, 4/14/2032	500,000	491,090
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT 4.75%, 5/15/2025	1,500,000	1,498,770
Medco Laurel Tree Pte. Ltd. 6.95%, 11/12/2028	200,000	196,872
Medco Oak Tree Pte. Ltd. 7.38%, 5/14/2026	1,200,000	1,207,704
Pertamina Persero PT 1.40%, 2/9/2026	1,200,000	1,162,944
		5,718,375
IRELAND — 0.1%
Avolon Holdings Funding Ltd. 5.75%, 3/1/2029 (a)	1,859,000	1,893,001
GGAM Finance Ltd. 6.88%, 4/15/2029 (a)	515,000	522,838
		2,415,839
JAMAICA — 0.0% (c)
Digicel Group Holdings Ltd.:
Series 2B, Zero Coupon, 12/31/2030 (a) (e)	431,335	43,194
Series 4B14, Zero Coupon, 12/31/2030 (a) (e)	612,753	12,033
		55,227
JAPAN — 0.0% (c)
Nissan Motor Co. Ltd.:
4.35%, 9/17/2027 (a)	260,000	252,086
4.81%, 9/17/2030 (a)	275,000	261,283
		513,369
KUWAIT — 0.0% (c)
EQUATE Petrochemical Co. KSC 5.00%, 5/18/2025	500,000	500,250
LUXEMBOURG — 0.1%
Altice Financing SA 5.00%, 1/15/2028 (a)	240,000	179,863
ArcelorMittal SA 6.00%, 6/17/2034	609,000	622,806
INEOS Finance PLC 7.50%, 4/15/2029 (a)	565,000	562,808
Security Description	Principal Amount	Value
Intelsat Jackson Holdings SA 6.50%, 3/15/2030 (a)	$230,000	$218,921
		1,584,398
MEXICO — 0.3%
Banco Mercantil del Norte SA:
10 yr. CMT + 5.47%, 7.50%, 6/27/2029 (a) (b)	800,000	784,096
VRN, 5 yr. CMT + 4.07%, 8.38%, 5/20/2031 (a) (b)	1,100,000	1,091,662
Banco Nacional de Comercio Exterior SNC 5 yr. CMT + 2.00%, 2.72%, 8/11/2031 (b)	200,000	187,462
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico:
5 yr. CMT + 4.21%, 8.13%, 1/8/2039 (b)	1,100,000	1,126,620
VRN, 5 yr. CMT + 4.31%, 5.88%, 9/13/2034 (b)	300,000	288,501
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.88%, 2/15/2039 (a)	500,000	510,915
Cemex SAB de CV 5 yr. CMT + 4.53%, 5.13%, 6/8/2026 (b)	800,000	783,960
Cometa Energia SA de CV 6.38%, 4/24/2035	536,064	533,888
Comision Federal de Electricidad 6.45%, 1/24/2035 (a)	600,000	576,948
Credito Real SAB de CV SOFOM ER Zero Coupon, 12/31/2099	500,000	3,215
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%, 1/31/2041 (a)	1,292,525	1,283,219
KUO SAB De CV 5.75%, 7/7/2027	1,600,000	1,571,872
Mexarrend SAPI de CV 10.25%, 7/24/2024 (a) (f)	282,000	5,245
Mexico Generadora de Energia S de Real 5.50%, 12/6/2032	1,155,120	1,137,158
Petroleos Mexicanos 6.75%, 9/21/2047	700,000	479,528
Saavi Energia SARL 8.88%, 2/10/2035 (a)	300,000	303,297
Tierra Mojada Luxembourg II SARL 5.75%, 12/1/2040	1,214,179	1,130,060
		11,797,646

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
MOROCCO — 0.1%
OCP SA:
4.50%, 10/22/2025	$200,000	$198,898
6.75%, 5/2/2034	1,400,000	1,437,127
		1,636,025
NETHERLANDS — 0.0% (c)
Unigel Netherlands Holding Corp. BV 15.00%, 12/31/2044	262,805	7,776
VZ Secured Financing BV 5.00%, 1/15/2032 (a)	575,000	499,330
		507,106
PANAMA — 0.0% (c)
Empresa de Transmision Electrica SA 5.13%, 5/2/2049	200,000	147,786
PARAGUAY — 0.1%
Banco Continental SAECA 2.75%, 12/10/2025	1,150,000	1,128,092
Bioceanico Sovereign Certificate Ltd. Zero Coupon, 6/5/2034	1,821,112	1,416,406
Frigorifico Concepcion SA 7.70%, 7/21/2028	400,000	305,520
Rutas 2 & 7 Finance Ltd. Zero Coupon, 9/30/2036	1,648,333	1,172,097
Telefonica Celular del Paraguay SA 5.88%, 4/15/2027	300,000	299,028
		4,321,143
PERU — 0.4%
Banco de Credito del Peru SA:
5 yr. CMT + 2.45%, 3.25%, 9/30/2031 (b)	1,000,000	962,620
5 yr. CMT + 3.00%, 3.13%, 7/1/2030 (b)	1,000,000	992,620
Banco Internacional del Peru SAA Interbank:
VRN, 5 yr. CMT + 2.07%, 6.40%, 4/30/2035 (a) (b)	500,000	509,275
VRN, 5 yr. CMT + 3.71%, 4.00%, 7/8/2030 (b)	2,000,000	1,987,960
InRetail Consumer 3.25%, 3/22/2028	2,209,000	2,082,645
InRetail Shopping Malls 5.75%, 4/3/2028	950,000	942,362
Intercorp Financial Services, Inc. 4.13%, 10/19/2027	800,000	773,736
Lima Metro Line 2 Finance Ltd.:
4.35%, 4/5/2036	1,130,066	1,055,719
5.88%, 7/5/2034	811,417	817,065
Minsur SA 4.50%, 10/28/2031	900,000	826,506
Security Description	Principal Amount	Value
Niagara Energy SAC 5.75%, 10/3/2034	$1,100,000	$1,087,757
Orazul Energy Peru SA 5.63%, 4/28/2027	400,000	394,736
Petroleos del Peru SA:
4.75%, 6/19/2032	400,000	299,604
5.63%, 6/19/2047	400,000	251,200
SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.75%, 8/2/2028	200,000	184,656
		13,168,461
SINGAPORE — 0.1%
DBS Group Holdings Ltd. Series GMTN, VRN, 5 yr. CMT + 1.10%, 1.82%, 3/10/2031 (b)	800,000	780,045
Oversea-Chinese Banking Corp. Ltd. VRN, 5 yr. CMT + 1.58%, 1.83%, 9/10/2030 (b)	1,700,000	1,678,903
United Overseas Bank Ltd.:
5 yr. CMT + 1.23%, 2.00%, 10/14/2031 (b)	600,000	575,742
Series GMTN, VRN, 5 yr. CMT + 1.52%, 1.75%, 3/16/2031 (b)	1,400,000	1,360,513
		4,395,203
SOUTH AFRICA — 0.0% (c)
Gold Fields Orogen Holdings BVI Ltd. 6.13%, 5/15/2029	800,000	830,222
Sasol Financing USA LLC 4.38%, 9/18/2026	200,000	193,278
		1,023,500
SPAIN — 0.0% (c)
CaixaBank SA SOFR + 2.26%, 6.04%, 6/15/2035 (a) (b)	929,000	959,592
Grifols SA 4.75%, 10/15/2028 (a)	620,000	572,911
		1,532,503
UNITED ARAB EMIRATES — 0.0% (c)
Galaxy Pipeline Assets Bidco Ltd. 2.94%, 9/30/2040	1,589,832	1,296,232
UNITED KINGDOM — 0.1%
Ardonagh Finco Ltd. 7.75%, 2/15/2031 (a)	555,000	566,289
BAT Capital Corp. 4.54%, 8/15/2047	1,329,000	1,062,190
Belron U.K. Finance PLC 5.75%, 10/15/2029 (a)	750,000	744,810

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Macquarie Airfinance Holdings Ltd.:
5.15%, 3/17/2030 (a)	$127,000	$125,543
5.20%, 3/27/2028 (a)	566,000	567,024
6.40%, 3/26/2029 (a)	501,000	518,330
6.50%, 3/26/2031 (a)	238,000	247,808
Merlin Entertainments Group U.S. Holdings, Inc. 7.38%, 2/15/2031 (a)	900,000	853,317
		4,685,311
UNITED STATES — 8.9%
1261229 BC Ltd. 10.00%, 4/15/2032 (a) (d)	445,000	442,708
AAR Escrow Issuer LLC 6.75%, 3/15/2029 (a)	335,000	340,035
AbbVie, Inc. 5.50%, 3/15/2064	1,132,000	1,113,696
Academy Ltd. 6.00%, 11/15/2027 (a)	500,000	498,790
Acrisure LLC/Acrisure Finance, Inc. 6.00%, 8/1/2029 (a)	180,000	172,562
Acuris Finance U.S., Inc./Acuris Finance SARL 5.00%, 5/1/2028 (a)	475,000	436,055
Acushnet Co. 7.38%, 10/15/2028 (a)	285,000	295,155
AdaptHealth LLC 5.13%, 3/1/2030 (a)	280,000	255,629
Advanced Drainage Systems, Inc. 6.38%, 6/15/2030 (a)	1,045,000	1,049,723
AEP Texas, Inc.:
5.45%, 5/15/2029	596,000	610,066
Series H, 3.45%, 1/15/2050	2,138,000	1,467,309
Aethon United BR LP/Aethon United Finance Corp. 7.50%, 10/1/2029 (a)	545,000	554,554
AGCO Corp. 5.80%, 3/21/2034	1,012,000	1,024,883
Agree LP 5.63%, 6/15/2034	781,000	790,028
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
6.50%, 10/1/2031 (a)	575,000	565,208
6.75%, 10/15/2027 (a)	495,000	493,470
Allied Universal Holdco LLC 7.88%, 2/15/2031 (a)	705,000	714,532
Allied Universal Holdco LLC/Allied Universal Finance Corp. 9.75%, 7/15/2027 (a)	355,000	356,015
Ally Financial, Inc. SOFR + 1.73%, 5.54%, 1/17/2031 (b)	553,000	549,472
Security Description	Principal Amount	Value
AMC Entertainment Holdings, Inc. 7.50%, 2/15/2029 (a)	$110,000	$83,537
Amcor Flexibles North America, Inc. 5.10%, 3/17/2030 (a)	286,000	288,583
Amentum Holdings, Inc. 7.25%, 8/1/2032 (a)	315,000	311,088
American Airlines, Inc. 8.50%, 5/15/2029 (a)	585,000	593,950
American Axle & Manufacturing, Inc. 5.00%, 10/1/2029	155,000	133,567
American Homes 4 Rent LP 5.50%, 2/1/2034	1,492,000	1,492,075
American National Group, Inc. 5.75%, 10/1/2029	528,000	532,594
American Tower Corp. 3.60%, 1/15/2028	1,160,000	1,129,527
Americold Realty Operating Partnership LP 5.60%, 5/15/2032 (d)	469,000	471,143
Amgen, Inc. 5.75%, 3/2/2063	1,637,000	1,594,896
Amphenol Corp. 5.38%, 11/15/2054	511,000	503,115
AmWINS Group, Inc. 4.88%, 6/30/2029 (a)	440,000	414,388
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp. 7.00%, 4/15/2030 (a)	255,000	226,664
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp. 5.25%, 4/15/2030 (a)	85,000	63,473
APA Corp. 6.10%, 2/15/2035 (a)	831,000	827,427
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC 7.88%, 11/1/2029 (a)	180,000	177,361
AppLovin Corp. 5.38%, 12/1/2031	532,000	534,958
Archrock Partners LP/Archrock Partners Finance Corp. 6.63%, 9/1/2032 (a)	530,000	532,157
Arcosa, Inc. 6.88%, 8/15/2032 (a)	210,000	213,030
ARES Capital Corp. 5.95%, 7/15/2029	535,000	543,913
ARES Strategic Income Fund:
5.60%, 2/15/2030 (a)	476,000	469,307
6.35%, 8/15/2029 (a)	475,000	482,486
Arizona Public Service Co. 5.70%, 8/15/2034	1,003,000	1,022,859

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Arrow Electronics, Inc. 5.15%, 8/21/2029	$1,206,000	$1,211,921
Arsenal AIC Parent LLC 8.00%, 10/1/2030 (a)	170,000	173,922
Artera Services LLC 8.50%, 2/15/2031 (a)	65,000	60,737
Arthur J Gallagher & Co.:
4.85%, 12/15/2029	638,000	641,630
5.15%, 2/15/2035	1,368,000	1,356,399
Ashton Woods USA LLC/Ashton Woods Finance Co. 4.63%, 4/1/2030 (a)	300,000	271,005
AssuredPartners, Inc. 5.63%, 1/15/2029 (a)	410,000	409,098
AT&T, Inc. 2.25%, 2/1/2032	2,291,000	1,931,702
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	445,000	418,140
Athene Global Funding 4.72%, 10/8/2029 (a)	1,265,000	1,248,732
Athene Holding Ltd. VRN, 5 yr. CMT + 2.61%, 6.63%, 10/15/2054 (b)	1,098,000	1,088,535
Atlassian Corp. 5.25%, 5/15/2029	701,000	713,520
AutoNation, Inc. 5.89%, 3/15/2035	931,000	928,915
Aviation Capital Group LLC 5.38%, 7/15/2029 (a)	713,000	718,062
Avient Corp. 6.25%, 11/1/2031 (a)	110,000	109,012
Avnet, Inc. 6.25%, 3/15/2028	2,107,000	2,180,155
Azorra Finance Ltd. 7.75%, 4/15/2030 (a)	310,000	309,064
Bank of America Corp.:
5 yr. CMT + 1.20%, 2.48%, 9/21/2036 (b)	3,456,000	2,877,604
SOFR + 1.65%, 5.47%, 1/23/2035 (b)	805,000	816,487
SOFR + 1.70%, 5.74%, 2/12/2036 (b)	940,000	937,688
Bank of New York Mellon Corp.:
SOFR + 1.23%, 5.06%, 7/22/2032 (b)	849,000	858,331
VRN, 5 yr. CMT + 2.30%, 6.30%, 3/20/2030 (b)	943,000	964,340
Bausch & Lomb Corp. 8.38%, 10/1/2028 (a)	695,000	719,944
Bausch Health Americas, Inc. 8.50%, 1/31/2027 (a)	210,000	199,456
Bausch Health Cos., Inc.:
4.88%, 6/1/2028 (a)	470,000	377,697
5.25%, 1/30/2030 (a)	205,000	121,424
14.00%, 10/15/2030 (a)	28,000	26,618
Security Description	Principal Amount	Value
BCPE Empire Holdings, Inc. 7.63%, 5/1/2027 (a)	$880,000	$865,990
Berry Global, Inc. 5.80%, 6/15/2031	1,000,000	1,042,960
Black Hills Corp. 6.00%, 1/15/2035	1,059,000	1,095,567
Blackstone Holdings Finance Co. LLC 2.00%, 1/30/2032 (a)	2,812,000	2,319,900
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.25%, 7/15/2032 (a)	260,000	269,313
Boost Newco Borrower LLC 7.50%, 1/15/2031 (a)	200,000	208,236
Brand Industrial Services, Inc. 10.38%, 8/1/2030 (a)	250,000	239,215
Broadcom, Inc. 3.42%, 4/15/2033 (a)	2,158,000	1,922,001
Brown & Brown, Inc. 2.38%, 3/15/2031	1,583,000	1,358,911
Buckeye Partners LP 6.88%, 7/1/2029 (a)	730,000	741,928
Builders FirstSource, Inc. 6.38%, 3/1/2034 (a)	520,000	517,280
Bunge Ltd. Finance Corp. 4.65%, 9/17/2034	1,290,000	1,246,759
Burlington Northern Santa Fe LLC 5.50%, 3/15/2055	1,010,000	1,004,859
Cadence Design Systems, Inc. 4.70%, 9/10/2034	636,000	620,577
Caesars Entertainment, Inc. 6.00%, 10/15/2032 (a)	760,000	709,764
Campbell's Co. 5.40%, 3/21/2034	510,000	514,019
Cardinal Health, Inc. 4.90%, 9/15/2045	2,418,000	2,152,504
Carnival Corp.:
5.75%, 3/1/2027 (a)	345,000	345,173
6.13%, 2/15/2033 (a)	376,000	370,454
Carvana Co.:
9.00%, 12/1/2028 (a)	180,478	186,122
9.00%, 6/1/2030 (a)	320,000	338,666
Castle U.S. Holding Corp. 9.50%, 2/15/2028 (a)	85,000	37,749
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.75%, 3/1/2030 (a)	1,220,000	1,130,537
4.75%, 2/1/2032 (a)	565,000	501,663
5.13%, 5/1/2027 (a)	640,000	630,208
Celanese U.S. Holdings LLC:
6.50%, 4/15/2030	300,000	297,888
6.75%, 4/15/2033	300,000	291,315
Centene Corp. 3.00%, 10/15/2030	2,418,000	2,115,557

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.00%, 6/15/2029 (a)	$140,000	$122,857
CF Industries, Inc. 5.38%, 3/15/2044	1,128,000	1,033,192
Charter Communications Operating LLC/Charter Communications Operating Capital 6.10%, 6/1/2029	396,000	409,076
Cheniere Energy Partners LP 4.00%, 3/1/2031	1,117,000	1,046,394
Cheniere Energy, Inc. 4.63%, 10/15/2028	1,909,000	1,888,860
Chord Energy Corp. 6.75%, 3/15/2033 (a)	595,000	592,388
CHS/Community Health Systems, Inc.:
4.75%, 2/15/2031 (a)	310,000	244,878
6.00%, 1/15/2029 (a)	425,000	377,715
6.88%, 4/15/2029 (a)	200,000	129,450
Citigroup, Inc.:
SOFR + 2.66%, 6.17%, 5/25/2034 (b)	536,000	547,851
VRN, 5 yr. CMT + 1.73%, 5.41%, 9/19/2039 (b)	1,239,000	1,184,856
Citizens Financial Group, Inc. SOFR + 2.01%, 5.84%, 1/23/2030 (b)	1,086,000	1,114,942
Civitas Resources, Inc. 8.38%, 7/1/2028 (a)	235,000	242,767
Clarios Global LP/Clarios U.S. Finance Co.:
6.75%, 5/15/2028 (a)	560,000	568,030
6.75%, 2/15/2030 (a)	590,000	596,047
Clarivate Science Holdings Corp. 4.88%, 7/1/2029 (a)	205,000	182,924
Clear Channel Outdoor Holdings, Inc.:
7.50%, 6/1/2029 (a)	280,000	231,199
7.88%, 4/1/2030 (a)	245,000	240,394
Clearway Energy Operating LLC 4.75%, 3/15/2028 (a)	280,000	271,309
Cleveland-Cliffs, Inc. 6.88%, 11/1/2029 (a)	365,000	357,441
Cloud Software Group, Inc.:
6.50%, 3/31/2029 (a)	320,000	311,107
9.00%, 9/30/2029 (a)	210,000	209,399
Clydesdale Acquisition Holdings, Inc. 6.75%, 4/15/2032 (a) (d)	120,000	120,786
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	550,000	513,199
Security Description	Principal Amount	Value
CNX Resources Corp. 6.00%, 1/15/2029 (a)	$325,000	$320,473
Comerica, Inc. SOFR + 2.16%, 5.98%, 1/30/2030 (b)	548,000	556,845
CommScope LLC:
4.75%, 9/1/2029 (a)	118,000	104,895
9.50%, 12/15/2031 (a)	245,000	252,036
CommScope Technologies LLC 5.00%, 3/15/2027 (a)	220,000	197,371
Consolidated Communications, Inc. 5.00%, 10/1/2028 (a)	435,000	408,004
Cornerstone Building Brands, Inc.:
6.13%, 1/15/2029 (a)	70,000	43,163
9.50%, 8/15/2029 (a)	330,000	274,375
Cougar JV Subsidiary LLC 8.00%, 5/15/2032 (a)	260,000	268,473
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.50%, 6/15/2031 (a)	565,000	541,745
CSC Holdings LLC:
5.75%, 1/15/2030 (a)	495,000	262,434
6.50%, 2/1/2029 (a)	915,000	759,230
CSX Corp.:
3.35%, 9/15/2049	2,572,000	1,807,319
5.05%, 6/15/2035	329,000	327,470
Cummins, Inc. 5.45%, 2/20/2054	511,000	499,973
Dana, Inc.:
4.25%, 9/1/2030	95,000	88,159
5.38%, 11/15/2027	125,000	123,430
5.63%, 6/15/2028	650,000	640,081
Dcli Bidco LLC 7.75%, 11/15/2029 (a)	290,000	298,335
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a)	560,000	545,742
Dell, Inc. 6.50%, 4/15/2038	1,034,000	1,092,824
Devon Energy Corp. 5.75%, 9/15/2054	689,000	630,614
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (a)	195,000	202,630
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88%, 8/15/2027 (a)	430,000	416,842
DISH DBS Corp.:
5.13%, 6/1/2029	290,000	188,558
5.75%, 12/1/2028 (a)	605,000	510,844
Dominion Energy, Inc. VRN, 5 yr. CMT + 2.21%, 6.63%, 5/15/2055 (b)	692,000	688,727
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	445,000	338,271
DR Horton, Inc. 5.00%, 10/15/2034	1,259,000	1,226,379

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
DT Midstream, Inc. 4.13%, 6/15/2029 (a)	$567,000	$533,899
DTE Energy Co. 5.85%, 6/1/2034	1,487,000	1,536,458
Duke Energy Corp.:
5.00%, 8/15/2052	365,000	318,357
5.80%, 6/15/2054	1,940,000	1,896,195
Dun & Bradstreet Corp. 5.00%, 12/15/2029 (a)	565,000	565,876
Eastern Energy Gas Holdings LLC 5.65%, 10/15/2054	1,154,000	1,111,948
EchoStar Corp. 10.75%, 11/30/2029	515,000	541,342
Elevance Health, Inc. 5.13%, 2/15/2053	2,116,000	1,898,094
Ellucian Holdings, Inc. 6.50%, 12/1/2029 (a)	575,000	567,099
Embarq LLC 8.00%, 6/1/2036	220,000	85,092
EMRLD Borrower LP/Emerald Co-Issuer, Inc.:
6.63%, 12/15/2030 (a)	565,000	566,045
6.75%, 7/15/2031 (a)	270,000	271,499
Energizer Holdings, Inc. 6.50%, 12/31/2027 (a)	515,000	517,560
Energy Transfer LP:
5.00%, 5/15/2044	1,491,000	1,287,881
5.95%, 5/15/2054	1,084,000	1,036,293
5 yr. CMT + 2.83%, 7.13%, 10/1/2054 (b)	648,000	658,187
Entergy Arkansas LLC 5.75%, 6/1/2054	593,000	589,857
Entergy Corp. 5 yr. CMT + 2.67%, 7.13%, 12/1/2054 (b)	667,000	677,492
Entergy Louisiana LLC 4.75%, 9/15/2052	816,000	707,880
Enterprise Products Operating LLC 5.55%, 2/16/2055	1,092,000	1,060,954
Equinix, Inc.:
2.95%, 9/15/2051	1,956,000	1,208,730
3.90%, 4/15/2032	1,111,000	1,035,685
Everi Holdings, Inc. 5.00%, 7/15/2029 (a)	340,000	340,547
Eversource Energy 5.50%, 1/1/2034	564,000	567,006
Expand Energy Corp.:
5.70%, 1/15/2035	544,000	546,307
6.75%, 4/15/2029 (a)	419,000	424,179
Expedia Group, Inc.:
3.80%, 2/15/2028	2,435,000	2,375,513
5.40%, 2/15/2035	1,369,000	1,363,853
Extra Space Storage LP 5.40%, 2/1/2034	1,023,000	1,022,069
Security Description	Principal Amount	Value
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 6.75%, 1/15/2030 (a)	$405,000	$350,669
Fiserv, Inc. 5.45%, 3/15/2034	913,000	925,152
Flowers Foods, Inc. 5.75%, 3/15/2035	1,091,000	1,100,808
Fortrea Holdings, Inc. 7.50%, 7/1/2030 (a)	240,000	218,390
Fortress Transportation & Infrastructure Investors LLC 5.88%, 4/15/2033 (a)	395,000	378,667
Freedom Mortgage Holdings LLC 8.38%, 4/1/2032 (a)	385,000	376,080
Freeport-McMoRan, Inc.:
4.38%, 8/1/2028	400,000	394,684
5.25%, 9/1/2029	300,000	302,580
Frontier Communications Holdings LLC:
5.88%, 10/15/2027 (a)	125,000	125,016
5.88%, 11/1/2029	480,000	480,053
Full House Resorts, Inc. 8.25%, 2/15/2028 (a)	255,000	251,981
Gates Corp. 6.88%, 7/1/2029 (a)	345,000	351,213
GATX Corp. 5.50%, 6/15/2035	639,000	638,840
GCC SAB de CV 3.61%, 4/20/2032	300,000	260,478
General Motors Financial Co., Inc. 5.63%, 4/4/2032	661,000	653,795
Genesee & Wyoming, Inc. 6.25%, 4/15/2032 (a)	1,005,000	1,003,824
Genting New York LLC/GENNY Capital, Inc. 7.25%, 10/1/2029 (a)	400,000	408,220
Genuine Parts Co. 4.95%, 8/15/2029	1,031,000	1,035,186
Goat Holdco LLC 6.75%, 2/1/2032 (a)	350,000	342,916
Goldman Sachs Group, Inc.:
SOFR + 1.55%, 5.33%, 7/23/2035 (b)	1,097,000	1,091,778
VRN, 5 yr. CMT + 2.46%, 6.85%, 2/10/2030 (b)	589,000	598,218
Golub Capital BDC, Inc. 2.05%, 2/15/2027	594,000	559,803
Goodyear Tire & Rubber Co. 5.25%, 7/15/2031	250,000	226,330
GrafTech Finance, Inc. 4.63%, 12/23/2029 (a)	185,000	127,526
Gray Media, Inc. 10.50%, 7/15/2029 (a)	265,000	276,824

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Griffon Corp. 5.75%, 3/1/2028	$950,000	$929,328
Group 1 Automotive, Inc.:
4.00%, 8/15/2028 (a)	665,000	625,572
6.38%, 1/15/2030 (a)	350,000	351,159
Gulfport Energy Corp. 8.00%, 5/17/2026 (a)	175,000	175,173
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	545,000	553,022
Harvest Midstream I LP 7.50%, 5/15/2032 (a)	485,000	497,746
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL 4.63%, 5/1/2028 (a)	375,000	337,770
Hess Midstream Operations LP:
5.13%, 6/15/2028 (a)	365,000	359,452
5.50%, 10/15/2030 (a)	675,000	662,533
5.88%, 3/1/2028 (a)	575,000	578,162
Hewlett Packard Enterprise Co. 5.00%, 10/15/2034	2,528,000	2,461,514
Hexcel Corp. 5.88%, 2/26/2035	637,000	648,632
HF Sinclair Corp. 5.75%, 1/15/2031	713,000	721,941
Hightower Holding LLC 6.75%, 4/15/2029 (a)	315,000	304,529
Hilcorp Energy I LP/Hilcorp Finance Co. 7.25%, 2/15/2035 (a)	335,000	320,257
Host Hotels & Resorts LP 5.70%, 7/1/2034	1,967,000	1,961,512
HUB International Ltd. 7.25%, 6/15/2030 (a)	450,000	463,117
Huntington Bancshares, Inc.:
SOFR + 1.28%, 5.27%, 1/15/2031 (b)	622,000	627,921
SOFR + 1.87%, 5.71%, 2/2/2035 (b)	540,000	545,686
Hyatt Hotels Corp. 5.25%, 6/30/2029	1,930,000	1,948,644
Hyundai Capital America 5.30%, 1/8/2029 (a)	1,840,000	1,856,063
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.25%, 5/15/2027	385,000	366,351
iHeartCommunications, Inc. 9.13%, 5/1/2029 (a)	140,000	112,230
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 7/1/2028 (a)	460,000	459,434
Installed Building Products, Inc. 5.75%, 2/1/2028 (a)	790,000	779,643
IQVIA, Inc. 6.25%, 2/1/2029	687,000	716,376
Security Description	Principal Amount	Value
Iron Mountain, Inc.:
6.25%, 1/15/2033 (a)	$115,000	$114,026
7.00%, 2/15/2029 (a)	470,000	480,786
Jacobs Engineering Group, Inc. 5.90%, 3/1/2033	1,925,000	1,978,534
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 3.75%, 12/1/2031	1,719,000	1,572,060
JELD-WEN, Inc.:
4.88%, 12/15/2027 (a)	270,000	251,891
7.00%, 9/1/2032 (a)	185,000	164,250
JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 9/20/2031 (a)	240,000	236,748
JPMorgan Chase & Co.:
SOFR + 0.90%, 5.14%, 1/24/2031 (b)	942,000	957,072
SOFR + 1.46%, 5.29%, 7/22/2035 (b)	1,999,000	2,008,835
Keurig Dr. Pepper, Inc. Series 10, 5.20%, 3/15/2031	920,000	936,983
KeyCorp Series MTN, SOFR + 2.06%, 4.79%, 6/1/2033 (b)	581,000	556,674
Kinder Morgan Energy Partners LP Series MTN, 6.95%, 1/15/2038	2,030,000	2,238,298
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	549,000	543,526
Kodiak Gas Services LLC 7.25%, 2/15/2029 (a)	560,000	571,430
Kroger Co. 5.65%, 9/15/2064	1,138,000	1,073,134
Kyndryl Holdings, Inc. 4.10%, 10/15/2041	2,106,000	1,634,045
Laboratory Corp. of America Holdings 4.80%, 10/1/2034	2,529,000	2,434,769
LBM Acquisition LLC 6.25%, 1/15/2029 (a)	205,000	174,594
Leeward Renewable Energy Operations LLC 4.25%, 7/1/2029 (a)	425,000	374,502
Level 3 Financing, Inc.:
4.50%, 4/1/2030 (a)	430,000	345,367
10.50%, 4/15/2029 (a)	470,000	520,041
LFS Topco LLC 5.88%, 10/15/2026 (a)	345,000	337,131
Life Time, Inc. 6.00%, 11/15/2031 (a)	780,000	774,431
LifePoint Health, Inc. 10.00%, 6/1/2032 (a)	525,000	502,215

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Light & Wonder International, Inc. 7.25%, 11/15/2029 (a)	$505,000	$513,141
Lightning Power LLC 7.25%, 8/15/2032 (a)	315,000	324,677
Lions Gate Capital Holdings LLC 5.50%, 4/15/2029 (a)	70,000	56,549
Live Nation Entertainment, Inc. 6.50%, 5/15/2027 (a)	290,000	293,251
Lowe's Cos., Inc. 5.63%, 4/15/2053	563,000	543,464
M&T Bank Corp. SOFR + 2.26%, 6.08%, 3/13/2032 (b)	553,000	572,427
M/I Homes, Inc. 4.95%, 2/1/2028	365,000	354,160
Madison IAQ LLC 5.88%, 6/30/2029 (a)	940,000	887,971
Markel Group, Inc. 6.00%, 5/16/2054	964,000	970,035
Marriott International, Inc. 5.35%, 3/15/2035	2,062,000	2,037,957
Mars, Inc. 5.70%, 5/1/2055 (a)	1,136,000	1,134,114
Marvell Technology, Inc. 5.95%, 9/15/2033	2,054,000	2,142,507
Massachusetts Mutual Life Insurance Co. 3.38%, 4/15/2050 (a)	2,299,000	1,569,251
MasTec, Inc. 5.90%, 6/15/2029	1,084,000	1,111,761
Matador Resources Co. 6.50%, 4/15/2032 (a)	400,000	396,844
Match Group Holdings II LLC 5.00%, 12/15/2027 (a)	775,000	758,810
Mativ Holdings, Inc. 8.00%, 10/1/2029 (a)	150,000	129,342
Mavis Tire Express Services Topco Corp. 6.50%, 5/15/2029 (a)	395,000	373,081
McAfee Corp. 7.38%, 2/15/2030 (a)	165,000	146,197
McDonald's Corp. 5.45%, 8/14/2053	1,095,000	1,058,186
McGraw-Hill Education, Inc.:
5.75%, 8/1/2028 (a)	265,000	258,688
7.38%, 9/1/2031 (a)	105,000	106,076
Medline Borrower LP 5.25%, 10/1/2029 (a)	1,095,000	1,050,861
Medline Borrower LP/Medline Co-Issuer, Inc. 6.25%, 4/1/2029 (a)	160,000	162,130
Meritage Homes Corp. 5.65%, 3/15/2035	643,000	634,506
Meta Platforms, Inc. 5.60%, 5/15/2053	1,882,000	1,896,623
Security Description	Principal Amount	Value
MetLife, Inc. Series G, VRN, 5 yr. CMT + 2.08%, 6.35%, 3/15/2055 (b)	$940,000	$942,134
Michaels Cos., Inc.:
5.25%, 5/1/2028 (a)	225,000	154,926
7.88%, 5/1/2029 (a)	180,000	97,555
Micron Technology, Inc. 5.80%, 1/15/2035	3,182,000	3,257,032
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/2029 (a)	445,000	418,051
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 4/1/2032 (a)	510,000	505,711
Morgan Stanley:
5 yr. CMT + 1.80%, 5.94%, 2/7/2039 (b)	1,075,000	1,084,202
5 yr. CMT + 2.43%, 5.95%, 1/19/2038 (b)	547,000	552,071
MPLX LP 5.50%, 6/1/2034	1,087,000	1,083,282
Nabors Industries, Inc.:
8.88%, 8/15/2031 (a)	130,000	113,025
9.13%, 1/31/2030 (a)	375,000	375,191
National Fuel Gas Co. 5.95%, 3/15/2035	461,000	469,482
Nationstar Mortgage Holdings, Inc. 5.75%, 11/15/2031 (a)	480,000	479,323
Navient Corp. 5.00%, 3/15/2027	285,000	279,494
NCL Corp. Ltd.:
5.88%, 3/15/2026 (a)	62,000	61,859
6.25%, 3/1/2030 (a)	1,130,000	1,109,287
6.75%, 2/1/2032 (a)	230,000	227,383
NetApp, Inc. 1.88%, 6/22/2025	1,482,000	1,471,493
Netflix, Inc.:
5.38%, 11/15/2029 (a)	846,000	872,937
5.40%, 8/15/2054	709,000	695,097
NextEra Energy Capital Holdings, Inc.:
5.30%, 3/15/2032	1,091,000	1,108,281
5 yr. CMT + 2.46%, 6.75%, 6/15/2054 (b)	622,000	636,374
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.13%, 2/15/2029 (a)	450,000	453,258
NGPL PipeCo LLC 3.25%, 7/15/2031 (a)	1,187,000	1,036,844
NiSource, Inc.:
5.35%, 4/1/2034	920,000	922,567
5.85%, 4/1/2055	937,000	930,853

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5 yr. CMT + 2.45%, 6.95%, 11/30/2054 (b)	$535,000	$543,929
Northrop Grumman Corp. 5.20%, 6/1/2054	1,885,000	1,766,924
Novelis, Inc. 6.88%, 1/30/2030 (a)	230,000	232,696
NRG Energy, Inc. 6.00%, 2/1/2033 (a)	330,000	321,588
NuStar Logistics LP 6.00%, 6/1/2026	550,000	551,369
Occidental Petroleum Corp. 5.38%, 1/1/2032	248,000	244,446
Oklahoma Gas & Electric Co. 5.80%, 4/1/2055 (d)	1,137,000	1,134,658
Olin Corp. 6.63%, 4/1/2033 (a)	230,000	223,473
Olympus Water U.S. Holding Corp. 6.25%, 10/1/2029 (a)	200,000	175,904
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033	648,000	549,050
4.75%, 1/15/2028	540,000	538,407
OneMain Finance Corp.:
7.13%, 3/15/2026	324,000	328,766
7.50%, 5/15/2031	630,000	640,930
ONEOK, Inc.:
5.38%, 6/1/2029	559,000	568,218
5.65%, 9/1/2034	1,610,000	1,624,329
6.63%, 9/1/2053	1,019,000	1,066,057
Oracle Corp.:
3.80%, 11/15/2037	494,000	416,086
5.38%, 9/27/2054	1,173,000	1,066,738
O'Reilly Automotive, Inc.:
5.00%, 8/19/2034	628,000	617,349
5.75%, 11/20/2026	498,000	507,103
Outfront Media Capital LLC/Outfront Media Capital Corp. 7.38%, 2/15/2031 (a)	415,000	432,148
Owens & Minor, Inc. 6.63%, 4/1/2030 (a)	145,000	126,933
Owens Corning 5.70%, 6/15/2034	1,017,000	1,044,551
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.00%, 10/15/2027 (a)	550,000	555,500
Panther Escrow Issuer LLC 7.13%, 6/1/2031 (a)	405,000	412,407
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 7.00%, 2/1/2030 (a)	720,000	725,587
Security Description	Principal Amount	Value
PBF Holding Co. LLC/PBF Finance Corp. 6.00%, 2/15/2028	$120,000	$111,626
Penn Entertainment, Inc. 4.13%, 7/1/2029 (a)	210,000	186,459
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (a)	310,000	290,194
7.88%, 12/15/2029 (a)	340,000	354,538
Penske Truck Leasing Co. LP/PTL Finance Corp. 5.25%, 2/1/2030 (a)	2,209,000	2,235,994
Performance Food Group, Inc. 6.13%, 9/15/2032 (a)	1,175,000	1,170,241
Permian Resources Operating LLC:
6.25%, 2/1/2033 (a)	909,000	906,082
7.00%, 1/15/2032 (a)	560,000	573,462
PetSmart, Inc./PetSmart Finance Corp. 7.75%, 2/15/2029 (a)	1,000,000	918,950
Philip Morris International, Inc. 5.25%, 2/13/2034	1,020,000	1,029,200
Phillips Edison Grocery Center Operating Partnership I LP 5.75%, 7/15/2034	1,128,000	1,135,219
Pike Corp.:
5.50%, 9/1/2028 (a)	560,000	542,041
8.63%, 1/31/2031 (a)	285,000	301,054
Post Holdings, Inc. 6.38%, 3/1/2033 (a)	535,000	527,965
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. 5.63%, 9/1/2029 (a)	160,000	117,930
Prime Security Services Borrower LLC/Prime Finance, Inc. 6.25%, 1/15/2028 (a)	220,000	219,593
Primo Water Holdings, Inc./Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	1,160,000	1,157,228
Prudential Financial, Inc. 5.20%, 3/14/2035	701,000	701,343
Qorvo, Inc. 3.38%, 4/1/2031 (a)	770,000	675,005
Quanta Services, Inc. 5.25%, 8/9/2034	2,202,000	2,172,625
Quest Diagnostics, Inc. 5.00%, 12/15/2034	1,049,000	1,031,587
Quikrete Holdings, Inc. 6.75%, 3/1/2033 (a)	525,000	523,210
Radiate Holdco LLC/Radiate Finance, Inc. 4.50%, 9/15/2026 (a)	90,000	77,063
Radiology Partners, Inc.:
7.78%, 1/31/2029 (a)	529,101	523,815

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
9.78%, 2/15/2030 (a)	$109,372	$101,945
Regal Rexnord Corp. 6.05%, 4/15/2028	1,141,000	1,169,183
Republic Services, Inc. 5.15%, 3/15/2035	1,349,000	1,356,946
Rfna LP 7.88%, 2/15/2030 (a)	795,000	787,042
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp. 6.63%, 2/1/2033 (a)	920,000	905,344
Rollins, Inc. 5.25%, 2/24/2035 (a)	468,000	465,983
Royal Caribbean Cruises Ltd.:
5.38%, 7/15/2027 (a)	1,308,000	1,303,344
5.50%, 8/31/2026 (a)	420,000	419,874
5.63%, 9/30/2031 (a)	220,000	216,124
6.25%, 3/15/2032 (a)	335,000	338,179
Royalty Pharma PLC 5.40%, 9/2/2034	1,163,000	1,148,323
Sabre GLBL, Inc.:
8.63%, 6/1/2027 (a)	163,000	161,267
10.75%, 11/15/2029 (a)	247,000	249,070
Santander Holdings USA, Inc. SOFR + 1.61%, 5.47%, 3/20/2029 (b)	712,000	715,895
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.63%, 3/1/2030 (a)	260,000	245,146
Sealed Air Corp./Sealed Air Corp. U.S. 7.25%, 2/15/2031 (a)	500,000	517,430
Select Medical Corp. 6.25%, 12/1/2032 (a)	450,000	438,795
Service Properties Trust:
5.50%, 12/15/2027	115,000	111,014
8.88%, 6/15/2032	255,000	252,567
Sirius XM Radio LLC 5.50%, 7/1/2029 (a)	1,025,000	990,088
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 7.88%, 11/1/2028 (a)	280,000	288,305
Six Flags Entertainment Corp. 7.25%, 5/15/2031 (a)	595,000	596,725
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp. 5.25%, 7/15/2029	275,000	260,037
SM Energy Co. 7.00%, 8/1/2032 (a)	520,000	511,789
Solventum Corp. 5.40%, 3/1/2029	1,018,000	1,038,421
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	320,000	294,288
Security Description	Principal Amount	Value
Sonoco Products Co. 4.60%, 9/1/2029	$533,000	$525,383
Sotera Health Holdings LLC 7.38%, 6/1/2031 (a)	290,000	295,087
Southern Co. Series 2025, VRN, 5 yr. CMT + 2.07%, 6.38%, 3/15/2055 (b)	375,000	385,282
Spirit AeroSystems, Inc. 9.75%, 11/15/2030 (a)	195,000	215,475
Standard Building Solutions, Inc. 6.50%, 8/15/2032 (a)	2,150,000	2,150,903
Staples, Inc.:
10.75%, 9/1/2029 (a)	375,000	339,296
12.75%, 1/15/2030 (a)	85,000	57,233
Star Leasing Co. LLC 7.63%, 2/15/2030 (a)	460,000	442,419
Starwood Property Trust, Inc.:
6.00%, 4/15/2030 (a)	355,000	347,850
7.25%, 4/1/2029 (a)	330,000	338,917
Station Casinos LLC 6.63%, 3/15/2032 (a)	770,000	763,455
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.00%, 6/1/2031 (a)	300,000	270,819
Sun Communities Operating LP 2.70%, 7/15/2031	1,208,000	1,051,117
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	470,000	431,422
Sunoco LP/Sunoco Finance Corp. 6.00%, 4/15/2027	170,000	169,561
SWF Holdings I Corp. 6.50%, 10/1/2029 (a)	95,000	42,584
Synopsys, Inc. 5.15%, 4/1/2035	917,000	921,658
Take-Two Interactive Software, Inc. 4.95%, 3/28/2028	1,849,000	1,866,584
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 7.38%, 2/15/2029 (a)	595,000	597,392
Targa Resources Corp. 5.50%, 2/15/2035	422,000	419,413
Tenet Healthcare Corp.:
6.13%, 10/1/2028	230,000	228,908
6.13%, 6/15/2030	565,000	563,232
6.25%, 2/1/2027	245,000	245,069
T-Mobile USA, Inc. 5.50%, 1/15/2055	2,802,000	2,662,993
TMS International Corp. 6.25%, 4/15/2029 (a)	180,000	167,915
TransDigm, Inc.:
5.50%, 11/15/2027	520,000	514,119

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
6.88%, 12/15/2030 (a)	$565,000	$577,605
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	246,750	245,388
Transocean, Inc. 8.00%, 2/1/2027 (a)	210,000	209,160
Trident TPI Holdings, Inc. 12.75%, 12/31/2028 (a)	800,000	859,544
Truist Financial Corp.:
Series MTN, SOFR + 1.57%, 5.15%, 8/5/2032 (b)	1,030,000	1,031,061
Series MTN, SOFR + 2.45%, 7.16%, 10/30/2029 (b)	470,000	505,894
U.S. Foods, Inc. 5.75%, 4/15/2033 (a)	770,000	751,258
Uber Technologies, Inc. 4.80%, 9/15/2034	2,170,000	2,112,799
UKG, Inc. 6.88%, 2/1/2031 (a)	280,000	284,138
United Airlines, Inc. 4.63%, 4/15/2029 (a)	560,000	530,085
United Natural Foods, Inc. 6.75%, 10/15/2028 (a)	1,920,000	1,896,902
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC 10.50%, 2/15/2028 (a)	268,000	284,855
Univision Communications, Inc.:
4.50%, 5/1/2029 (a)	325,000	287,203
8.50%, 7/31/2031 (a)	125,000	122,218
Upbound Group, Inc. 6.38%, 2/15/2029 (a)	160,000	151,390
Vail Resorts, Inc. 6.50%, 5/15/2032 (a)	205,000	207,325
Venture Global LNG, Inc.:
8.13%, 6/1/2028 (a)	375,000	383,021
8.38%, 6/1/2031 (a)	245,000	248,308
9.88%, 2/1/2032 (a)	175,000	185,924
Veralto Corp. 5.35%, 9/18/2028	1,014,000	1,038,356
VeriSign, Inc. 5.25%, 6/1/2032	1,375,000	1,386,729
Verisk Analytics, Inc. 5.25%, 6/5/2034	1,091,000	1,097,306
Veritiv Operating Co. 10.50%, 11/30/2030 (a)	245,000	260,403
VICI Properties LP/VICI Note Co., Inc. 4.63%, 12/1/2029 (a)	2,245,000	2,180,815
Victra Holdings LLC/Victra Finance Corp. 8.75%, 9/15/2029 (a)	455,000	468,764
Viking Cruises Ltd.:
5.88%, 9/15/2027 (a)	875,000	870,336
9.13%, 7/15/2031 (a)	510,000	544,746
Virginia Electric & Power Co. 5.55%, 8/15/2054	513,000	496,897
Security Description	Principal Amount	Value
Vistra Operations Co. LLC:
6.88%, 4/15/2032 (a)	$305,000	$310,963
7.75%, 10/15/2031 (a)	325,000	340,512
Vital Energy, Inc. 7.88%, 4/15/2032 (a)	435,000	404,750
Vortex Opco LLC:
8.00%, 4/30/2030 (a)	56,430	14,033
3 mo. USD Term SOFR + 6.25%, 10.54%, 4/30/2030 (a) (b)	12,960	12,712
VT Topco, Inc. 8.50%, 8/15/2030 (a)	535,000	560,953
Walgreens Boots Alliance, Inc. 4.80%, 11/18/2044	100,000	90,528
Walker & Dunlop, Inc. 6.63%, 4/1/2033 (a)	405,000	404,028
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	870,000	890,767
Watco Cos. LLC/Watco Finance Corp. 7.13%, 8/1/2032 (a)	530,000	532,581
Wayfair LLC 7.25%, 10/31/2029 (a)	275,000	264,294
Weatherford International Ltd. 8.63%, 4/30/2030 (a)	510,000	517,788
Wells Fargo & Co.:
Series MTN, 3 mo. USD Term SOFR + 1.57%, 3.58%, 5/22/2028 (b)	1,936,000	1,895,015
Series MTN, SOFR + 1.98%, 4.81%, 7/25/2028 (b)	823,000	825,634
WESCO Distribution, Inc. 6.38%, 3/15/2033 (a)	210,000	211,029
Windstream Services LLC/Windstream Escrow Finance Corp. 8.25%, 10/1/2031 (a)	350,000	356,612
Workday, Inc. 3.80%, 4/1/2032	561,000	519,105
WR Grace Holdings LLC 5.63%, 8/15/2029 (a)	600,000	516,336
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	585,000	558,821
XHR LP:
4.88%, 6/1/2029 (a)	1,125,000	1,053,540
6.63%, 5/15/2030 (a)	2,395,000	2,353,566
XPO, Inc. 7.13%, 6/1/2031 (a)	680,000	697,592
Zimmer Biomet Holdings, Inc. 5.20%, 9/15/2034	1,028,000	1,023,210
		310,393,481

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
VIETNAM — 0.0% (c)
Mong Duong Finance Holdings BV 5.13%, 5/7/2029	$838,696	$812,638
TOTAL CORPORATE BONDS & NOTES (Cost $429,976,672)		424,225,376
ASSET-BACKED SECURITIES — 12.6%
AASET Ltd. Series 2024-2A, Class A, ABS, 5.93%, 9/16/2049 (a)	3,379,175	3,406,749
AASET Trust Series 2024-1A, Class B, 6.90%, 5/16/2049 (a)	498,555	519,063
ACE Securities Corp. Home Equity Loan Trust:
Series 2006-FM1, Class A2C, ABS, 1 mo. USD Term SOFR + 0.41%, 4.73%, 7/25/2036 (b)	8,209,139	1,972,585
Series 2007-WM2, Class A2C, ABS, 1 mo. USD Term SOFR + 0.67%, 4.99%, 2/25/2037 (b)	2,604,276	1,060,590
ACRE Commercial Mortgage Ltd. Series 2021-FL4, Class B, 1 mo. USD Term SOFR + 2.01%, 6.33%, 12/18/2037 (a) (b)	3,000,000	2,971,125
Affirm Asset Securitization Trust Series 2023-B, Class A, 6.82%, 9/15/2028 (a)	5,250,000	5,291,835
AIMCO CLO Series 2018-AA, Class D1R, ABS, 3 mo. USD Term SOFR + 2.85%, 7.37%, 10/17/2037 (a) (b)	2,000,000	1,986,698
Aligned Data Centers Issuer LLC Series 2023-1A, Class A2, 6.00%, 8/17/2048 (a)	4,000,000	4,042,335
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-FR1, Class M5, 3.76%, 5/25/2034 (g)	4,804,032	3,553,553
AMSR Trust:
Series 2021-SFR2, Class E1, ABS, 2.48%, 8/17/2038 (a)	3,000,000	2,871,869
Series 2021-SFR2, Class F1, ABS, 3.28%, 8/17/2038 (a)	3,000,000	2,880,206
Security Description	Principal Amount	Value
Series 2021-SFR2, Class F2, ABS, 3.67%, 8/17/2038 (a)	$2,000,000	$1,917,298
Series 2023-SFR1, Class B, 4.00%, 4/17/2040 (a)	12,000,000	11,628,134
Series 2023-SFR2, Class A, 3.95%, 6/17/2040 (a)	6,800,000	6,604,821
Anchorage Capital CLO 19 Ltd. Series 2021-19A, Class A, ABS, 3 mo. USD Term SOFR + 1.47%, 5.77%, 10/15/2034 (a) (b)	2,000,000	1,999,600
Apidos CLO XLI Ltd. Series 2022-41A, Class D1R, 3 mo. USD Term SOFR + 3.00%, 7.29%, 10/20/2037 (a) (b)	1,000,000	996,700
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1, Class A, 30 day USD SOFR Average + 1.45%, 5.80%, 1/15/2037 (a) (b)	1,159,784	1,159,778
AREIT Trust Series 2021-CRE5, Class B, 1 mo. USD Term SOFR + 1.93%, 6.25%, 11/17/2038 (a) (b)	300,000	299,233
Argent Securities Trust Series 2006-M1, Class A2B, ABS, 1 mo. USD Term SOFR + 0.29%, 4.61%, 7/25/2036 (b)	16,972,419	4,334,085
Avant Loans Funding Trust Series 2024-REV1, Class A, 5.92%, 10/15/2033 (a)	3,000,000	3,033,487
Bain Capital Credit CLO Ltd.:
Series 2023-3A, Class C, 3 mo. USD Term SOFR + 3.25%, 7.55%, 7/24/2036 (a) (b)	2,000,000	2,013,032
Series 2024-4A, Class D1, 3 mo. USD Term SOFR + 3.10%, 7.97%, 10/23/2037 (a) (b)	500,000	498,501
Barings CLO Ltd. Series 2019-2A, Class D1RR, ABS, 3 mo. USD Term SOFR + 2.90%, 7.20%, 1/15/2038 (a) (b)	500,000	496,409
Battalion CLO XXI Ltd. Series 2021-21A, Class B, 3 mo. USD Term SOFR + 2.01%, 6.31%, 7/15/2034 (a) (b)	500,000	499,500
BDS LLC Series 2024-FL13, Class A, 1 mo. USD Term SOFR + 1.58%, 5.89%, 9/19/2039 (a) (b)	1,900,000	1,904,429

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Benefit Street Partners CLO IX Ltd. Series 2016-9A, Class D1R2, ABS, 3 mo. USD Term SOFR + 3.10%, 7.72%, 10/20/2037 (a) (b)	$1,000,000	$995,920
Benefit Street Partners CLO XXXVII Ltd. Series 2024-37A, Class D1, ABS, 3 mo. USD Term SOFR + 2.85%, 7.20%, 1/25/2038 (a) (b)	1,000,000	991,305
Blackbird Capital II Aircraft Lease Ltd. Series 2021-1A, Class B, ABS, 3.45%, 7/15/2046 (a)	3,433,226	3,190,461
BlueMountain CLO XXIII Ltd. Series 2018-23A, Class D1R, 3 mo. USD Term SOFR + 3.85%, 8.14%, 7/20/2037 (a) (b)	1,000,000	1,003,291
BNC Mortgage Loan Trust Series 2006-1, Class A1, ABS, 1 mo. USD Term SOFR + 0.47%, 4.39%, 10/25/2036 (b)	15,243,619	10,567,316
Bridge Street CLO II Ltd. Series 2021-1A, Class A1A, ABS, 3 mo. USD Term SOFR + 1.49%, 5.78%, 7/20/2034 (a) (b)	2,100,000	2,098,950
BSPRT Issuer Ltd. Series 2021-FL6, Class A, ABS, 1 mo. USD Term SOFR + 1.21%, 5.53%, 3/15/2036 (a) (b)	58,335	58,330
Business Jet Securities LLC Series 2024-2A, Class B, ABS, 5.75%, 9/15/2039 (a)	2,854,895	2,901,467
Canyon Capital CLO Ltd.:
Series 2017-1A, Class DR, ABS, 3 mo. USD Term SOFR + 3.26%, 7.56%, 7/15/2030 (a) (b)	1,000,000	999,157
Series 2021-1A, Class D, ABS, 3 mo. USD Term SOFR + 3.36%, 7.66%, 4/15/2034 (a) (b)	2,000,000	2,000,458
Canyon CLO Ltd. Series 2020-1A, Class DR2, ABS, 3 mo. USD Term SOFR + 3.10%, 7.40%, 7/15/2034 (a) (b)	1,000,000	997,453
Carlyle Global Market Strategies CLO Ltd. Series 2016-3A, Class DRRR, ABS, 3 mo. USD Term SOFR + 2.85%, 7.14%, 7/20/2034 (a) (b)	1,000,000	993,134
Security Description	Principal Amount	Value
Carlyle U.S. CLO Ltd.:
Series 2022-5A, Class D1R, 3 mo. USD Term SOFR + 3.15%, 7.45%, 10/15/2037 (a) (b)	$500,000	$499,836
Series 2023-3A, Class B, 3 mo. USD Term SOFR + 2.60%, 6.90%, 10/15/2036 (a) (b)	3,000,000	3,016,065
Series 2023-3A, Class C, 3 mo. USD Term SOFR + 3.00%, 7.30%, 10/15/2036 (a) (b)	2,000,000	2,009,184
Series 2024-5A, Class D1, ABS, 3 mo. USD Term SOFR + 3.00%, 7.55%, 10/25/2036 (a) (b)	1,000,000	999,500
CarVal CLO II Ltd. Series 2019-1A, Class DR2, ABS, 3 mo. USD Term SOFR + 2.70%, 6.99%, 4/20/2032 (a) (b)	3,000,000	2,984,013
Catamaran CLO Ltd. Series 2018-1A, Class C, 3 mo. USD Term SOFR + 2.76%, 7.06%, 10/25/2031 (a) (b)	1,000,000	1,000,643
Cathedral Lake VIII Ltd. Series 2021-8A, Class C, 3 mo. USD Term SOFR + 2.88%, 7.17%, 1/20/2035 (a) (b)	2,550,000	2,544,645
Cedar Funding XIX CLO Ltd. Series 2024-19A, Class D1, ABS, 3 mo. USD Term SOFR + 3.00%, 7.24%, 1/23/2038 (a) (b)	1,000,000	994,502
Chase Auto Owner Trust Series 2024-5A, Class A4, ABS, 4.15%, 3/25/2030 (a)	5,250,000	5,205,166
CIFC Funding Ltd.:
Series 2013-1A, Class CR, ABS, 3 mo. USD Term SOFR + 3.81%, 8.12%, 7/16/2030 (a) (b)	1,000,000	1,006,600
Series 2018-2A, Class D1R, 3 mo. USD Term SOFR + 3.05%, 7.34%, 10/20/2037 (a) (b)	1,000,000	997,522
Series 2021-5A, Class D1R, ABS, 3 mo. USD Term SOFR + 2.75%, 7.06%, 1/15/2038 (a) (b)	1,000,000	990,010
Series 2021-6A, Class B, 3 mo. USD Term SOFR + 1.91%, 6.21%, 10/15/2034 (a) (b)	1,000,000	999,200

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 2022-3A, Class B, 3 mo. USD Term SOFR + 2.00%, 6.29%, 4/21/2035 (a) (b)	$2,000,000	$1,998,200
Cloud Capital Holdco LP Series 2024-2A, Class A2, ABS, 5.92%, 11/22/2049 (a)	2,000,000	2,028,210
Clover CLO LLC:
Series 2018-1A, Class A1RR, 3 mo. USD Term SOFR + 1.53%, 5.82%, 4/20/2037 (a) (b)	500,000	500,650
Series 2021-3A, Class DR, ABS, 3 mo. USD Term SOFR + 2.55%, 6.85%, 1/25/2035 (a) (b)	1,000,000	995,610
Cologix Data Centers U.S. Issuer LLC Series 2021-1A, Class A2, 3.30%, 12/26/2051 (a)	3,250,000	3,115,433
Compass Datacenters Issuer II LLC:
Series 2024-1A, Class A2, 5.75%, 2/25/2049 (a)	3,000,000	3,020,820
Series 2024-2A, Class B2, 6.00%, 8/25/2049 (a)	250,000	246,183
Compass Datacenters Issuer III LLC Series 2025-2A, Class A2, ABS, 5.84%, 2/25/2050 (a)	2,750,000	2,788,157
CyrusOne Data Centers Issuer I LLC:
Series 2023-1A, Class A2, 4.30%, 4/20/2048 (a)	1,000,000	970,485
Series 2024-2A, Class A2, 4.50%, 5/20/2049 (a)	2,250,000	2,166,097
DataBank Issuer LLC Series 2023-1A, Class A2, 5.12%, 2/25/2053 (a)	4,000,000	3,950,235
Dryden 37 Senior Loan Fund Series 2015-37A, Class BR, 3 mo. USD Term SOFR + 1.66%, 5.96%, 1/15/2031 (a) (b)	1,626,877	1,622,810
Dryden 68 CLO Ltd. Series 2019-68A, Class DR, ABS, 3 mo. USD Term SOFR + 3.61%, 7.91%, 7/15/2035 (a) (b)	1,500,000	1,499,704
Elmwood CLO XII Ltd. Series 2021-5A, Class D1R, ABS, 3 mo. USD Term SOFR + 3.10%, 7.40%, 10/15/2037 (a) (b)	1,000,000	1,004,500
Security Description	Principal Amount	Value
Empower CLO Ltd. Series 2022-1A, Class D1R, ABS, 3 mo. USD Term SOFR + 3.00%, 7.29%, 10/20/2037 (a) (b)	$1,000,000	$994,828
Exeter Automobile Receivables Trust:
Series 2021-1A, Class D, ABS, 1.08%, 11/16/2026	160,989	159,947
Series 2021-1A, Class E, ABS, 2.21%, 2/15/2028 (a)	1,500,000	1,475,319
Fillmore Park CLO Ltd. Series 2018-1A, Class D, 3 mo. USD Term SOFR + 3.16%, 7.46%, 7/15/2030 (a) (b)	1,000,000	997,200
First Franklin Mortgage Loan Trust Series 2007-FF2, Class A1, ABS, 1 mo. USD Term SOFR + 0.39%, 4.71%, 3/25/2037 (b)	8,221,827	4,301,361
FirstKey Homes Trust:
Series 2020-SFR2, Class D, ABS, 1.97%, 10/19/2037 (a)	2,000,000	1,959,408
Series 2020-SFR2, Class E, 2.67%, 10/19/2037 (a)	2,000,000	1,967,363
FMC GMSR Issuer Trust:
Series 2020-GT1, Class A, CMO, VRN, 4.45%, 1/25/2026 (a) (b)	3,000,000	2,926,483
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (a) (b)	2,650,000	2,504,248
FS Rialto Issuer LLC Series 2021-FL2, Class A, ABS, 1 mo. USD Term SOFR + 1.33%, 5.65%, 5/16/2038 (a) (b)	1,194,992	1,193,047
GAIA Aviation Ltd. Series 2019-1, Class A, 3.97%, 12/15/2044 (a) (g)	966,271	920,610
Galaxy XXVIII CLO Ltd. Series 2018-28A, Class D, ABS, 3 mo. USD Term SOFR + 3.26%, 7.56%, 7/15/2031 (a) (b)	2,100,000	2,098,188
GLS Auto Select Receivables Trust Series 2024-4A, Class C, ABS, 4.75%, 11/15/2030 (a)	3,700,000	3,648,890
GoldenTree Loan Management U.S. CLO 15 Ltd. Series 2022-15A, Class DR, 3 mo. USD Term SOFR + 4.40%, 8.69%, 10/20/2036 (a) (b)	1,000,000	1,006,259

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
GoodLeap Sustainable Home Solutions Trust Series 2021-5CS, Class C, 3.50%, 10/20/2048 (a)	$3,166,985	$2,096,985
Greystone CRE Notes Ltd.:
Series 2021-FL3, Class A, 1 mo. USD Term SOFR + 1.13%, 5.45%, 7/15/2039 (a) (b)	1,131,498	1,128,741
Series 2021-FL3, Class B, ABS, 1 mo. USD Term SOFR + 1.76%, 6.08%, 7/15/2039 (a) (b)	2,925,000	2,906,555
GSAA Home Equity Trust:
Series 2007-10, Class A2A, 6.50%, 11/25/2037	2,091,151	780,269
Series 2007-4, Class A3A, ABS, 1 mo. USD Term SOFR + 0.71%, 5.03%, 3/25/2037 (b)	5,422,270	2,175,241
Hardee's Funding LLC Series 2018-1A, Class A23, ABS, 5.71%, 6/20/2048 (a)	1,589,500	1,567,446
Horizon Aircraft Finance IV Ltd. Series 2024-1, Class A, ABS, 5.38%, 9/15/2049 (a)	2,437,500	2,404,006
Invesco U.S. CLO Ltd.:
Series 2023-3A, Class B, 3 mo. USD Term SOFR + 2.65%, 6.95%, 7/15/2036 (a) (b)	1,000,000	1,003,784
Series 2023-3A, Class C, 3 mo. USD Term SOFR + 3.15%, 7.45%, 7/15/2036 (a) (b)	1,000,000	1,003,023
JOL Air Ltd. Series 2019-1, Class A, 3.97%, 4/15/2044 (a)	1,704,515	1,670,451
Katayma CLO I Ltd. Series 2023-1A, Class D, 3 mo. USD Term SOFR + 5.25%, 9.54%, 10/20/2036 (a) (b)	5,000,000	5,056,385
Katayma CLO II Ltd. Series 2024-2A, Class D, ABS, 3 mo. USD Term SOFR + 4.50%, 8.79%, 4/20/2037 (a) (b)	730,000	738,395
KREF Ltd. Series 2021-FL2, Class A, ABS, 1 mo. USD Term SOFR + 1.18%, 5.50%, 2/15/2039 (a) (b)	1,178,287	1,175,579
LCCM Trust Series 2021-FL3, Class A, 1 mo. USD Term SOFR + 1.56%, 5.88%, 11/15/2038 (a) (b)	690,744	690,752
Security Description	Principal Amount	Value
LCM XVIII LP Series 18A, Class CR, 3 mo. USD Term SOFR + 2.11%, 6.40%, 4/20/2031 (a) (b)	$1,435,000	$1,428,973
Lendbuzz Securitization Trust Series 2022-1A, Class A, 4.22%, 5/17/2027 (a)	868,212	863,628
Lewey Park CLO Ltd. Series 2024-1A, Class D1, 3 mo. USD Term SOFR + 2.95%, 7.36%, 10/21/2037 (a) (b)	1,000,000	995,968
Lodi Park CLO Ltd. Series 2024-1A, Class D1, 3 mo. USD Term SOFR + 3.00%, 7.29%, 7/21/2037 (a) (b)	500,000	499,250
Madison Park Funding XLVIII Ltd. Series 2021-48A, Class D, ABS, 3 mo. USD Term SOFR + 3.26%, 7.55%, 4/19/2033 (a) (b)	1,000,000	1,000,434
Magnetite XLII Ltd. Series 2024-42A, Class D1, ABS, 3 mo. USD Term SOFR + 2.80%, 7.11%, 1/25/2038 (a) (b)	500,000	496,051
Magnetite XXXI Ltd. Series 2021-31A, Class E, 3 mo. USD Term SOFR + 6.26%, 10.56%, 7/15/2034 (a) (b)	500,000	491,905
Magnetite XXXIII Ltd. Series 2022-33A, Class DR, ABS, 3 mo. USD Term SOFR + 3.00%, 7.29%, 10/20/2037 (a) (b)	1,000,000	1,000,615
Mariner Finance Issuance Trust Series 2024-BA, Class A, ABS, 4.91%, 11/20/2038 (a)	2,250,000	2,241,719
Merrill Lynch Mortgage Investors Trust:
Series 2006-HE4, Class A2B, 1 mo. USD Term SOFR + 0.31%, 4.63%, 7/25/2037 (b)	3,607,939	641,157
Series 2006-HE4, Class A2C, 1 mo. USD Term SOFR + 0.41%, 4.73%, 7/25/2037 (b)	4,993,590	883,235
Series 2006-WMC2, Class A1, 1 mo. USD Term SOFR + 0.59%, 4.52%, 3/25/2037 (b)	31,350,866	7,901,960
MetroNet Infrastructure Issuer LLC Series 2023-1A, Class A2, 6.56%, 4/20/2053 (a)	3,250,000	3,334,556

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
MF1 LLC:
Series 2022-FL9, Class A, 1 mo. USD Term SOFR + 2.15%, 6.47%, 6/19/2037 (a) (b)	$1,730,294	$1,730,711
Series 2023-FL12, Class A, 1 mo. USD Term SOFR + 2.07%, 6.38%, 10/19/2038 (a) (b)	880,000	880,742
MF1 Ltd. Series 2021-FL7, Class A, ABS, 1 mo. USD Term SOFR + 1.19%, 5.51%, 10/16/2036 (a) (b)	1,019,511	1,018,191
MF1 Trust Series 2024-FL15, Class A, 1 mo. USD Term SOFR + 1.69%, 6.00%, 8/18/2041 (a) (b)	1,750,000	1,750,252
Mosaic Solar Loan Trust Series 2018-1A, Class C, ABS, PO, 0.00%, 6/22/2043 (a)	20,962	20,694
MVW LLC:
Series 2021-1WA, Class C, ABS, 1.94%, 1/22/2041 (a)	335,726	314,836
Series 2021-1WA, Class D, ABS, 3.17%, 1/22/2041 (a)	559,544	520,629
Neuberger Berman Loan Advisers CLO 40 Ltd. Series 2021-40A, Class D, ABS, 3 mo. USD Term SOFR + 3.01%, 7.32%, 4/16/2033 (a) (b)	1,500,000	1,499,619
Neuberger Berman Loan Advisers CLO 47 Ltd. Series 2022-47A, Class D, ABS, 3 mo. USD Term SOFR + 3.10%, 7.39%, 4/14/2035 (a) (b)	500,000	498,950
Ocean Trails CLO V Series 2014-5A, Class DRR, ABS, 3 mo. USD Term SOFR + 3.71%, 8.00%, 10/13/2031 (a) (b)	1,000,000	1,003,258
OCP CLO Ltd. Series 2021-21A, Class D1R, ABS, 3 mo. USD Term SOFR + 2.65%, 6.98%, 1/20/2038 (a) (b)	1,000,000	956,300
Octagon Investment Partners 27 Ltd. Series 2016-1A, Class DR, ABS, 3 mo. USD Term SOFR + 3.21%, 7.51%, 7/15/2030 (a) (b)	500,000	497,100
Octagon Investment Partners 40 Ltd. Series 2019-1A, Class DR, ABS, 3 mo. USD Term SOFR + 3.61%, 7.90%, 1/20/2035 (a) (b)	500,000	498,200
Security Description	Principal Amount	Value
OHA Credit Funding 2 Ltd. Series 2019-2A, Class D1R2, ABS, 3 mo. USD Term SOFR + 2.70%, 6.98%, 1/21/2038 (a) (b)	$1,500,000	$1,492,104
Pagaya AI Debt Grantor Trust Series 2025-1, Class B, ABS, 5.63%, 7/15/2032 (a)	3,000,000	3,009,492
Pagaya AI Debt Trust:
Series 2022-1, Class B, ABS, 3.34%, 10/15/2029 (a)	111,303	111,206
Series 2023-3, Class A, 7.60%, 12/16/2030 (a)	439,194	439,502
Park Avenue Institutional Advisers CLO Ltd. Series 2018-1A, Class BR, 3 mo. USD Term SOFR + 2.36%, 6.65%, 10/20/2031 (a) (b)	4,000,000	3,990,400
PMT Issuer Trust - FMSR Series 2021-FT1, Class A, ABS, 1 mo. USD Term SOFR + 3.11%, 7.43%, 3/25/2026 (a) (b)	1,300,000	1,304,439
PPM CLO Ltd. Series 2018-1A, Class D, 3 mo. USD Term SOFR + 3.51%, 7.81%, 7/15/2031 (a) (b)	500,000	501,705
PRET LLC:
Series 2021-NPL5, Class A1, 5.49%, 10/25/2051 (a) (g)	2,874,634	2,873,335
Series 2022-RN1, Class A1, 6.72%, 7/25/2051 (a) (g)	10,305,468	10,308,437
Series 2024-NPL6, Class A1, ABS, 5.93%, 10/25/2054 (a) (g)	4,659,337	4,659,915
Series 2024-NPL9, Class A1, ABS, 5.85%, 12/25/2054 (a) (g)	6,096,897	6,112,316
Progress Residential Trust:
Series 2021-SFR6, Class A, 1.52%, 7/17/2038 (a)	7,954,476	7,688,826
Series 2022-SFR5, Class A, 4.45%, 6/17/2039 (a)	2,608,546	2,581,735
Series 2023-SFR2, Class A, 4.50%, 10/17/2040 (a)	9,390,600	9,258,452
Series 2024-SFR3, Class B, 3.50%, 6/17/2041 (a)	25,000,000	23,411,461
Series 2024-SFR5, Class C, 3.25%, 8/9/2029 (a) (b)	2,800,000	2,563,554
Prosper Marketplace Issuance Trust Series 2023-1A, Class A, 7.06%, 7/16/2029 (a)	42,219	42,219

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
PRPM LLC Series 2022-1, Class A1, 6.72%, 2/25/2027 (a) (g)	$11,719,026	$11,725,165
Race Point IX CLO Ltd. Series 2015-9A, Class BR, 3 mo. USD Term SOFR + 2.41%, 6.71%, 10/15/2030 (a) (b)	2,250,000	2,249,325
Regatta XXIII Funding Ltd. Series 2021-4A, Class A1, 3 mo. USD Term SOFR + 1.41%, 5.70%, 1/20/2035 (a) (b)	4,500,000	4,495,050
Renaissance Home Equity Loan Trust Series 2006-2, Class AF4, ABS, 6.12%, 8/25/2036 (g)	8,664,451	3,293,686
Retained Vantage Data Centers Issuer LLC Series 2023-1A, Class B, 5.75%, 9/15/2048 (a)	2,500,000	2,479,677
Sabey Data Center Issuer LLC Series 2022-1, Class A2, ABS, 5.00%, 6/20/2047 (a)	2,000,000	1,969,435
Sapphire Aviation Finance II Ltd. Series 2020-1A, Class A, 3.23%, 3/15/2040 (a)	810,503	769,970
Securitized Asset-Backed Receivables LLC Trust:
Series 2007-BR4, Class A2A, ABS, 1 mo. USD Term SOFR + 0.29%, 4.61%, 5/25/2037 (b)	3,225,190	1,957,370
Series 2007-BR4, Class A2B, ABS, 1 mo. USD Term SOFR + 0.51%, 4.83%, 5/25/2037 (b)	22,411,339	13,617,116
Series 2007-BR5, Class A2B, 1 mo. USD Term SOFR + 0.29%, 4.61%, 5/25/2037 (b)	29,851,245	23,030,037
Shackleton CLO Ltd. Series 2013-3A, Class DR, 3 mo. USD Term SOFR + 3.28%, 7.58%, 7/15/2030 (a) (b)	1,080,000	1,076,112
Shenton Aircraft Investment I Ltd. Series 2015-1A, Class A, ABS, 4.75%, 10/15/2042 (a)	1,452,255	1,412,318
Sound Point CLO 36 Ltd.:
Series 2023-36A, Class B, 3 mo. USD Term SOFR + 2.85%, 7.15%, 7/26/2036 (a) (b)	1,000,000	1,002,500
Security Description	Principal Amount	Value
Series 2023-36A, Class C, 3 mo. USD Term SOFR + 3.40%, 7.70%, 7/26/2036 (a) (b)	$500,000	$500,900
Sound Point CLO 40 Ltd. Series 2024-40A, Class D1, ABS, 3 mo. USD Term SOFR + 3.10%, 7.69%, 10/20/2037 (a) (b)	500,000	498,100
Sound Point CLO II Ltd. Series 2013-1A, Class A1R, 3 mo. USD Term SOFR + 1.33%, 5.63%, 1/26/2031 (a) (b)	179,657	179,739
Sound Point CLO XVIII Ltd. Series 2017-4A, Class C, 3 mo. USD Term SOFR + 2.76%, 7.05%, 1/21/2031 (a) (b)	1,500,000	1,452,750
Sound Point CLO XX Ltd. Series 2018-2A, Class C, 3 mo. USD Term SOFR + 2.21%, 6.51%, 7/26/2031 (a) (b)	500,000	497,350
Sound Point CLO XXIII Ltd. Series 2019-2A, Class ER, 3 mo. USD Term SOFR + 6.73%, 11.03%, 7/15/2034 (a) (b)	1,000,000	901,954
Sound Point CLO XXVI Ltd. Series 2020-1A, Class DR, 3 mo. USD Term SOFR + 3.61%, 7.90%, 7/20/2034 (a) (b)	500,000	500,129
Sound Point CLO XXVIII Ltd. Series 2020-3A, Class D, ABS, 3 mo. USD Term SOFR + 3.91%, 8.21%, 1/25/2032 (a) (b)	4,000,000	4,003,612
Sound Point CLO XXXIII Ltd. Series 2022-1A, Class D, ABS, 3 mo. USD Term SOFR + 3.30%, 7.60%, 4/25/2035 (a) (b)	700,000	665,840
Start II Ltd. Series 2019-1, Class A, 4.09%, 3/15/2044 (a)	379,690	375,918
Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-BC4, Class A4, 1 mo. USD Term SOFR + 0.45%, 4.77%, 12/25/2036 (b)	405,018	413,234
Subway Funding LLC Series 2024-1A, Class A23, 6.51%, 7/30/2054 (a)	1,496,250	1,527,998
Sunnova Helios V Issuer LLC Series 2021-A, Class A, ABS, 1.80%, 2/20/2048 (a)	550,408	430,693

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Sunrun Demeter Issuer LLC Series 2021-2A, Class A, 2.27%, 1/30/2057 (a)	$2,388,022	$2,074,621
Switch ABS Issuer LLC Series 2024-2A, Class B, 6.20%, 6/25/2054 (a)	3,000,000	3,009,507
Textainer Marine Containers VII Ltd. Series 2024-1A, Class A, 5.25%, 8/20/2049 (a)	1,982,400	1,988,612
Theorem Funding Trust Series 2023-1A, Class A, 7.58%, 4/15/2029 (a)	738,388	742,816
THL Credit Wind River CLO Ltd. Series 2017-3A, Class AR, ABS, 3 mo. USD Term SOFR + 1.41%, 5.71%, 4/15/2035 (a) (b)	2,150,000	2,151,290
TIF Funding II LLC:
Series 2021-1A, Class A, ABS, 1.65%, 2/20/2046 (a)	3,329,167	2,983,734
Series 2021-1A, Class B, ABS, 2.54%, 2/20/2046 (a)	1,331,667	1,195,044
Tricon Residential Trust:
Series 2023-SFR1, Class A, 5.10%, 7/17/2040 (a)	9,990,776	10,038,179
Series 2024-SFR3, Class C, 5.25%, 8/17/2041 (a)	5,850,000	5,728,667
Trimaran CAVU Ltd. Series 2021-3A, Class D, ABS, 3 mo. USD Term SOFR + 4.04%, 8.33%, 1/18/2035 (a) (b)	1,500,000	1,500,375
TRTX Issuer Ltd.:
Series 2021-FL4, Class A, ABS, 1 mo. USD Term SOFR + 1.31%, 5.63%, 3/15/2038 (a) (b)	612,085	610,195
Series 2022-FL5, Class A, 1 mo. USD Term SOFR + 1.65%, 5.97%, 2/15/2039 (a) (b)	1,921,185	1,921,172
Upstart Pass-Through Trust Series 2021-ST3, Class A, ABS, 2.00%, 5/20/2027 (a)	203,460	201,357
Upstart Securitization Trust:
Series 2022-1, Class B, 4.48%, 3/20/2032 (a)	3,533,105	3,523,909
Series 2023-2, Class A, 6.77%, 6/20/2033 (a)	436,381	437,072
VOLT XCVI LLC Series 2021-NPL5, Class A1, CMO, 6.12%, 3/27/2051 (a) (g)	298,301	298,338
Security Description	Principal Amount	Value
Voya CLO Ltd.:
Series 2013-1A, Class BR, 3 mo. USD Term SOFR + 2.16%, 6.46%, 10/15/2030 (a) (b)	$1,000,000	$997,600
Series 2014-2A, Class BRR, 3 mo. USD Term SOFR + 2.36%, 6.66%, 4/17/2030 (a) (b)	1,250,000	1,249,125
VR Funding LLC Series 2020-1A, Class B, 4.22%, 11/15/2050 (a)	1,157,333	1,137,968
Washington Mutual Asset-Backed Certificates WMABS Trust Series 2007-HE2, Class 2A2, 1 mo. USD Term SOFR + 0.55%, 4.87%, 2/25/2037 (b)	12,639,223	3,815,014
Wellfleet CLO Ltd. Series 2020-2A, Class CR, 3 mo. USD Term SOFR + 2.56%, 6.86%, 7/15/2034 (a) (b)	1,550,000	1,551,848
Wind River CLO Ltd.:
Series 2021-1A, Class D1R, 3 mo. USD Term SOFR + 3.95%, 8.24%, 7/20/2037 (a) (b)	1,000,000	1,014,159
Series 2021-3A, Class D1AR, ABS, 3 mo. USD Term SOFR + 3.00%, 7.27%, 4/20/2038 (a) (b)	1,000,000	976,996
Zayo Issuer LLC Series 2025-1A, Class B, ABS, 6.09%, 3/20/2055 (a)	3,750,000	3,789,949
TOTAL ASSET-BACKED SECURITIES (Cost $453,979,636)		441,725,156
FOREIGN GOVERNMENT OBLIGATIONS — 0.2%
COLOMBIA — 0.0% (c)
Colombia Government International Bonds:
3.88%, 4/25/2027	400,000	388,054
4.13%, 5/15/2051	1,700,000	968,659
5.00%, 6/15/2045	200,000	134,923
		1,491,636
DOMINICAN REPUBLIC — 0.0% (c)
Dominican Republic International Bonds:
4.88%, 9/23/2032	950,000	863,975
5.50%, 2/22/2029	500,000	491,918
		1,355,893

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
GUATEMALA — 0.1%
Guatemala Government Bonds:
4.38%, 6/5/2027	$600,000	$585,228
4.88%, 2/13/2028	200,000	195,697
5.25%, 8/10/2029	1,600,000	1,571,781
		2,352,706
MEXICO — 0.1%
Mexico Government International Bonds 6.34%, 5/4/2053	2,000,000	1,823,209
MOROCCO — 0.0% (c)
Morocco Government International Bonds:
3.00%, 12/15/2032	300,000	248,595
4.00%, 12/15/2050	200,000	135,759
		384,354
PARAGUAY — 0.0% (c)
Paraguay Government International Bonds 4.70%, 3/27/2027	286,000	283,237
PERU — 0.0% (c)
Peru Government International Bonds 3.00%, 1/15/2034	250,000	206,862
SOUTH AFRICA — 0.0% (c)
Republic of South Africa Government International Bonds 4.30%, 10/12/2028	650,000	612,472
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $9,372,769)		8,510,369
	Shares
COMMON STOCKS — 0.0% (c)
NETHERLANDS — 0.0%
Stichting Administratiekantoor (e) (h)	972	—
UNITED STATES — 0.0% (c)
Phoenix Services International LLC (e) (h)	7,665	40,165
TOTAL COMMON STOCKS (Cost $15,732)		40,165

Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS — 1.1%
ADVERTISING SERVICES — 0.0% (c)
CMG Media Corp., 2024 Term Loan, 3 mo. USD Term SOFR + 3.50%, 7.90%, 6/18/2029 (b)	$65,362	$61,547
AEROSPACE & DEFENSE — 0.0% (c)
Air Comm Corp. LLC, 2024 Term Loan, 1 mo. USD Term SOFR + 3.00%, 7.32%, 11/21/2031 (b)	318,462	317,267
Dynasty Acquisition Co., Inc.:
2024 1st Lien Term Loan B1, 1 mo. USD Term SOFR + 2.00%, 6.33%, 10/31/2031 (b)	137,300	137,082
2024 1st Lien Term Loan B2, 1 mo. USD Term SOFR + 2.00%, 6.33%, 10/31/2031 (b)	52,225	52,142
Kaman Corp.:
2025 Delayed Draw Term Loan (i)	18,965	18,736
2025 Term Loan B, 3 mo. USD Term SOFR + 2.75%, 7.07%, 2/26/2032 (b)	383,793	379,155
TransDigm, Inc., 2024 Term Loan, 3 mo. USD Term SOFR + 2.50%, 6.80%, 1/19/2032 (b)	258,700	257,656
		1,162,038
AIR FREIGHT & LOGISTICS — 0.0% (c)
Kenan Advantage Group, Inc., 2024 Term Loan B4, 1 mo. USD Term SOFR + 3.25%, 7.58%, 1/25/2029 (b)	237,729	237,085
AIRLINES — 0.0% (c)
Air Canada, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 6.32%, 3/21/2031 (b)	103,950	102,943
American Airlines, Inc., 2025 Term Loan, 1 mo. USD Term SOFR + 2.25%, 6.54%, 4/20/2028 (b)	201,500	199,438
WestJet Loyalty LP, Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.55%, 2/14/2031 (b)	246,752	238,177
		540,558

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
APPAREL — 0.0% (c)
ABG Intermediate Holdings 2 LLC:
2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.58%, 12/21/2028 (b)	$29,850	$29,576
2025 Delayed Draw Term Loan, 1 mo. USD Term SOFR + 2.25%, 6.57%, 2/13/2032 (b)	300,000	297,063
		326,639
AUTO PARTS & EQUIPMENT — 0.1%
Clarios Global LP:
2024 USD Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.83%, 5/6/2030 (b)	407,953	403,057
2025 USD Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.08%, 1/28/2032 (b)	1,000,000	986,665
DexKo Global, Inc., 2021 USD Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.19%, 10/4/2028 (b)	111,143	103,833
		1,493,555
BUILDING MATERIALS — 0.0% (c)
Chamberlain Group, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.68%, 11/3/2028 (b)	221,254	219,462
Cornerstone Building Brands, Inc.:
2021 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.67%, 4/12/2028 (b)	94,286	79,789
2024 Term Loan B, 1 mo. USD Term SOFR + 4.50%, 8.82%, 5/15/2031 (b)	29,850	24,786
EMRLD Borrower LP, 2024 Term Loan B, 3 mo. USD Term SOFR + 2.50%, 6.80%, 8/4/2031 (b)	218,900	217,161
Quikrete Holdings, Inc., 2024 Term Loan B1, 1 mo. USD Term SOFR + 2.25%, 6.58%, 3/19/2029 (b)	142,460	141,292
Tecta America Corp., 2025 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.32%, 2/18/2032 (b)	245,000	243,500
		925,990
Security Description	Principal Amount	Value
CHEMICALS — 0.1%
ECO Services Operations Corp., 2024 Term Loan B, 3 mo. USD Term SOFR + 2.00%, 6.29%, 6/12/2031 (b)	$288,084	$284,003
Hexion Holdings Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 8.33%, 3/15/2029 (b)	176,107	171,609
INEOS Quattro Holdings U.K. Ltd.:
2023 USD 1st Lien Term Loan B, 1 mo. USD Term SOFR + 4.25%, 8.68%, 4/2/2029 (b)	62,704	60,353
2024 USD Term Loan B, 1 mo. USD Term SOFR + 4.25%, 8.58%, 10/7/2031 (b)	160,000	150,400
INEOS U.S. Finance LLC:
2023 USD Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.58%, 2/18/2030 (b)	564,787	544,048
2024 USD 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.33%, 2/7/2031 (b)	218,713	209,637
Natgasoline LLC, 2025 Term Loan B (i)	60,000	58,575
Polar U.S. Borrower LLC, 2024 Term Loan B1A, 3 mo. USD Term SOFR + 5.50%, 9.90%, 10/16/2028 (b)	92,118	51,740
Vantage Specialty Chemicals, Inc., 2023 Term Loan B, 1 mo. USD Term SOFR + 4.75%, 9.07%, 10/26/2026 (b)	178,375	172,614
		1,702,979
COMMERCIAL SERVICES — 0.1%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.18%, 5/12/2028 (b)	209,351	209,368
APi Group DE, Inc., 2025 Term Loan, 1 mo. USD Term SOFR + 1.75%, 6.08%, 1/3/2029 (b)	85,000	84,820
Camelot U.S. Acquisition LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.08%, 1/31/2031 (b)	347,563	343,290
Creative Artists Agency LLC, 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.08%, 10/1/2031 (b)	24,938	24,897

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
EAB Global, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.00%, 7.33%, 8/16/2030 (b)	$262,350	$254,807
Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Term Loan, 3 mo. USD Term SOFR + 3.75%, 8.05%, 7/6/2029 (b)	231,275	231,203
Garda World Security Corp., 2025 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.32%, 2/1/2029 (b)	84,107	83,914
Grant Thornton Advisors LLC, 2025 Term Loan B, 3 mo. USD Term SOFR + 2.75%, 7.08%, 6/2/2031 (b)	226,941	226,055
Homeserve USA Holding Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 6.32%, 10/21/2030 (b)	108,900	108,005
Mister Car Wash Holdings, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 2.50%, 6.79%, 3/27/2031 (b)	46,382	46,266
Rent-A-Center, Inc., 2021 First Lien Term Loan B, 3 mo. USD Term SOFR + 2.75%, 7.04%, 2/17/2028 (b)	155,104	154,934
Spin Holdco, Inc., 2021 Term Loan, 3 mo. USD Term SOFR + 4.00%, 8.56%, 3/4/2028 (b)	40,345	34,268
Trans Union LLC, 2024 Term Loan B8, 1 mo. USD Term SOFR + 1.75%, 6.08%, 6/24/2031 (b)	109,175	108,970
Veritiv Corp., Term Loan B, 3 mo. USD Term SOFR + 4.00%, 8.30%, 11/30/2030 (b)	84,787	84,439
Vestis Corp., Term Loan, 3 mo. USD Term SOFR + 2.25%, 6.58%, 2/22/2031 (b)	83,125	82,943
VT Topco, Inc., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.00%, 7.30%, 8/9/2030 (b)	98,755	98,817
Wand NewCo 3, Inc., 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.83%, 1/30/2031 (b)	110,972	109,489
		2,286,485
Security Description	Principal Amount	Value
COMMUNICATIONS EQUIPMENT — 0.0% (c)
Zayo Group Holdings, Inc., USD Term Loan, 1 mo. USD Term SOFR + 3.00%, 7.44%, 3/9/2027 (b)	$10,000	$9,332
COMPUTERS — 0.0% (c)
Access CIG LLC, 2023 Term Loan, 3 mo. USD Term SOFR + 4.25%, 8.55%, 8/18/2028 (b)	184,374	184,656
Amentum Government Services Holdings LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.58%, 9/29/2031 (b)	274,313	265,827
Kaseya, Inc., 2025 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.57%, 3/22/2032 (b)	105,000	104,804
McAfee LLC, 2024 USD 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.32%, 3/1/2029 (b)	294,532	281,867
Peraton Corp., Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.18%, 2/1/2028 (b)	154,517	137,870
		975,024
CONSTRUCTION & ENGINEERING — 0.0% (c)
Brand Industrial Services, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 4.50%, 8.79%, 8/1/2030 (b)	144,083	136,679
Construction Partners, Inc., Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.83%, 11/3/2031 (b)	229,425	228,469
Cube Industrials Buyer, Inc., 2024 Term Loan, 3 mo. USD Term SOFR + 3.50%, 7.79%, 10/17/2031 (b)	255,000	253,619
DG Investment Intermediate Holdings 2, Inc.:
2021 2nd Lien Term Loan, 1 mo. USD Term SOFR + 6.75%, 11.19%, 3/30/2029 (b)	60,000	59,663
2021 Term Loan, 1 mo. USD Term SOFR + 3.75%, 8.19%, 3/31/2028 (b)	320,003	318,936
		997,366

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
CONSTRUCTION MATERIALS — 0.0% (c)
Quikrete Holdings, Inc.:
2025 Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.58%, 2/10/2032 (b)	$250,000	$247,507
2025 Term Loan B1, 1 mo. USD Term SOFR + 2.25%, 6.58%, 4/14/2031 (b)	39,601	39,216
		286,723
CONTAINERS & PACKAGING — 0.1%
Clydesdale Acquisition Holdings, Inc.:
2025 Delayed Draw Term Loan (i)	1,031	1,026
2025 Term Loan B (i)	58,969	58,711
Term Loan B, 1 mo. USD Term SOFR + 3.18%, 7.50%, 4/13/2029 (b)	143,816	143,358
Klockner-Pentaplast of America, Inc., 2021 Term Loan B, 6 mo. USD Term SOFR + 4.73%, 9.23%, 2/12/2026 (b)	128,028	117,039
Pactiv Evergreen Group Holdings, Inc., 2024 Term Loan B4, 1 mo. USD Term SOFR + 2.50%, 6.83%, 9/24/2028 (b)	244,774	244,680
Pregis TopCo Corp., 1st Lien Term Loan, 1 mo. USD Term SOFR + 4.00%, 8.33%, 7/31/2026 (b)	369,686	370,281
Pretium Packaging LLC, First Out Term Loan A, 3 mo. USD Term SOFR + 3.75%, 9.29%, 10/2/2028 (b)	55,942	56,519
Pretium PKG Holdings, Inc., 2021 2nd Lien Term Loan, 3 mo. USD Term SOFR + 6.75%, 11.31%, 10/1/2029 (b)	45,000	10,524
TricorBraun Holdings, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.25%, 7.69%, 3/3/2028 (b)	219,700	218,033
Trident TPI Holdings, Inc., 2024 Term Loan B7, 3 mo. USD Term SOFR + 3.75%, 8.05%, 9/15/2028 (b)	240,337	232,677
		1,452,848
Security Description	Principal Amount	Value
DISTRIBUTION/WHOLESALE — 0.0% (c)
BCPE Empire Holdings, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.58%, 12/11/2030 (b)	$632,674	$624,766
Olympus Water U.S. Holding Corp., 2024 USD Term Loan, 3 mo. USD Term SOFR + 3.00%, 7.30%, 6/20/2031 (b)	353,227	348,259
		973,025
DIVERSIFIED FINANCIAL SERVICES — 0.1%
Allspring Buyer LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.00%, 7.31%, 11/1/2030 (b)	385,942	386,040
Astra Acquisition Corp., 2021 2nd Lien Term Loan, 3 mo. USD Term SOFR + 8.88%, 13.47%, 10/25/2029 (b)	124,961	2,812
Corpay Technologies Operating Co. LLC, Term Loan B5, 1 mo. USD Term SOFR + 1.75%, 6.07%, 4/28/2028 (b)	59,850	59,761
CPI Holdco B LLC:
2024 Incremental Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.58%, 5/17/2031 (b)	115,000	114,354
2024 Term Loan, 1 mo. USD Term SOFR + 2.00%, 6.33%, 5/19/2031 (b)	79,600	78,920
Edelman Financial Center LLC, 2024 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.25%, 9.58%, 10/6/2028 (b)	115,000	115,374
Eisner Advisory Group LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 8.33%, 2/28/2031 (b)	232,245	232,338
Focus Financial Partners LLC, 2025 Incremental Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.08%, 9/15/2031 (b)	738,150	731,905
		1,721,504
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% (c)
Altice France SA, 2023 USD Term Loan B14, 3 mo. USD Term SOFR + 5.50%, 9.80%, 8/15/2028 (b)	226,420	203,524

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
CommScope, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 5.25%, 9.57%, 12/17/2029 (b)	$204,577	$204,022
Cyxtera DC Holdings, Inc., Term Loan B, 3 mo. USD Term SOFR + 2.00%, 10.50%, 1/16/2026 (b) (f)	84,912	467
GOGO Intermediate Holdings LLC, Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.19%, 4/30/2028 (b)	93,944	88,182
Lumen Technologies, Inc., 2024 Extended Term Loan B1, 1 mo. USD Term SOFR + 2.35%, 6.79%, 4/15/2029 (b)	74,322	71,617
Zayo Group Holdings, Inc., 2022 USD Incremental Term Loan B (i)	154,602	145,529
		713,341
ELECTRIC — 0.0% (c)
Alpha Generation LLC, Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.08%, 9/30/2031 (b)	233,825	234,191
Cogentrix Finance Holdco I LLC, Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.07%, 2/26/2032 (b)	75,000	74,812
Compass Power Generation LLC, 2024 Term Loan B3, 1 mo. USD Term SOFR + 3.75%, 8.08%, 4/14/2029 (b)	282,171	282,965
Hamilton Projects Acquiror LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.33%, 5/22/2031 (b)	57,720	57,743
Lightning Power LLC, Term Loan B, 3 mo. USD Term SOFR + 2.25%, 6.55%, 8/18/2031 (b)	199,000	198,142
Thunder Generation Funding LLC, Term Loan B, 3 mo. USD Term SOFR + 2.00%, 9.50%, 10/3/2031 (b)	283,575	283,886
		1,131,739
ELECTRONICS — 0.0% (c)
Minimax Viking GmbH, 2025 USD Term Loan B (i)	75,000	74,859
Security Description	Principal Amount	Value
ENTERTAINMENT — 0.1%
Bally's Corp., 2021 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.80%, 10/2/2028 (b)	$149,162	$133,206
Caesars Entertainment, Inc., 2024 Term Loan B1, 3 mo. USD Term SOFR + 2.25%, 6.56%, 2/6/2031 (b)	282,324	280,912
Crown Finance U.S., Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 5.25%, 9.57%, 12/2/2031 (b)	199,500	198,698
Endeavor Group Holdings, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.32%, 1/27/2032 (b)	200,000	199,876
Everi Holdings, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.94%, 8/3/2028 (b)	107,429	107,595
Motion Finco SARL, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 3.50%, 7.80%, 11/12/2029 (b)	71,151	68,528
Ontario Gaming GTA LP, Term Loan B, 3 mo. USD Term SOFR + 4.25%, 8.55%, 8/1/2030 (b)	313,367	309,136
Scientific Games Holdings LP, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 3.00%, 7.30%, 4/4/2029 (b)	154,225	153,518
Six Flags Entertainment Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 6.33%, 5/1/2031 (b)	84,362	84,183
UFC Holdings LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 2.25%, 6.58%, 11/21/2031 (b)	189,525	189,261
		1,724,913
ENVIRONMENTAL CONTROL — 0.0% (c)
GFL Environmental, Inc., 2025 Term Loan B, 3 mo. USD Term SOFR + 2.50%, 6.82%, 2/4/2032 (b)	375,000	372,188
Madison IAQ LLC:
2025 Term Loan B (i)	90,000	89,269
Term Loan, 6 mo. USD Term SOFR + 2.50%, 6.76%, 6/21/2028 (b)	370,454	366,818
		828,275

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
FOOD PRODUCTS — 0.0% (c)
Aspire Bakeries Holdings LLC, Term Loan, 1 mo. USD Term SOFR + 4.25%, 8.58%, 12/13/2030 (b)	$198,995	$199,741
CHG PPC Parent LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 3.00%, 7.44%, 12/8/2028 (b)	522,724	522,724
Golden State Foods LLC, Term Loan B, 1 mo. USD Term SOFR + 4.25%, 8.56%, 12/4/2031 (b)	159,204	159,917
Sauer Brands, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.55%, 2/4/2032 (b)	191,897	191,945
United Natural Foods, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 4.75%, 9.08%, 5/1/2031 (b)	114,137	115,778
		1,190,105
HAND/MACHINE TOOLS AND RELATED PRODUCTS — 0.0% (c)
Madison Safety & Flow LLC:
2024 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.05%, 9/26/2031 (b)	119,700	119,644
2025 Term Loan B (i)	14,662	14,655
		134,299
HEALTH CARE EQUIPMENT & SUPPLIES — 0.0% (c)
Bausch & Lomb Corp., 2023 Incremental Term Loan, 1 mo. USD Term SOFR + 4.00%, 8.33%, 9/29/2028 (b)	142,825	142,647
Sotera Health Holdings LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.55%, 5/30/2031 (b)	373,125	372,892
		515,539
HEALTH CARE PROVIDERS & SERVICES — 0.1%
ADMI Corp.:
2021 Incremental Term Loan B3, 1 mo. USD Term SOFR + 3.75%, 8.19%, 12/23/2027 (b)	142,417	141,528
2023 Term Loan B5, 1 mo. USD Term SOFR + 5.75%, 10.08%, 12/23/2027 (b)	197,500	198,611
Security Description	Principal Amount	Value
Aveanna Healthcare LLC:
2021 2nd Lien Term Loan, 3 mo. USD Term SOFR + 7.00%, 11.46%, 12/10/2029 (b)	$70,326	$67,302
2021 Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.16%, 7/17/2028 (b)	326,804	321,291
Fortrea Holdings, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.08%, 7/1/2030 (b)	13,799	13,040
LifePoint Health, Inc., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.05%, 5/17/2031 (b)	217,081	211,020
Radiology Partners, Inc., 2024 Extended Term Loan B, 3 mo. USD Term SOFR + 1.50%, 8.09%, 1/31/2029 (b)	213,908	206,722
Team Health Holdings, Inc., 2022 Term Loan B, 3 mo. USD Term SOFR + 5.25%, 9.54%, 3/2/2027 (b)	107,136	104,567
		1,264,081
HOME FURNISHINGS — 0.0% (c)
AI Aqua Merger Sub, Inc., 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.32%, 7/31/2028 (b)	996,659	988,760
HOTELS, RESTAURANTS & LEISURE — 0.0% (c)
Life Time Fitness, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 2.50%, 6.80%, 11/5/2031 (b)	159,600	159,420
HOUSEHOLD PRODUCTS — 0.0% (c)
Kronos Acquisition Holdings, Inc., 2024 Term Loan, 3 mo. USD Term SOFR + 4.00%, 8.30%, 7/8/2031 (b)	95,925	82,735
HOUSEWARES — 0.0% (c)
Hunter Douglas, Inc., 2025 USD Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.55%, 1/20/2032 (b)	123,291	118,174
Springs Windows Fashions LLC, 2024 First Lien Second Out TL A2, 1 mo. USD Term SOFR + 4.00%, 8.44%, 10/6/2028 (b)	61,154	50,487
		168,661

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
INSURANCE — 0.1%
AmWINS Group, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.58%, 1/30/2032 (b)	$249,375	$247,680
Ardonagh Midco 3 PLC, 2024 USD Term Loan B, 6 mo. USD Term SOFR + 3.75%, 7.04%, 2/15/2031 (b)	123,357	121,969
Asurion LLC:
2021 2nd Lien Term Loan B3, 1 mo. USD Term SOFR + 5.25%, 9.69%, 1/31/2028 (b)	110,000	104,500
2021 Second Lien Term Loan B4, 1 mo. USD Term SOFR + 5.25%, 9.69%, 1/20/2029 (b)	105,000	97,634
2021 Term Loan B9, 1 mo. USD Term SOFR + 3.25%, 7.69%, 7/31/2027 (b)	183,690	182,485
2023 Term Loan B11, 1 mo. USD Term SOFR + 4.25%, 8.68%, 8/19/2028 (b)	24,561	24,373
BroadStreet Partners, Inc., 2024 Term Loan B4, 1 mo. USD Term SOFR + 3.00%, 7.33%, 6/13/2031 (b)	228,462	226,769
Cross Financial Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.58%, 10/31/2031 (b)	212,603	212,869
OneDigital Borrower LLC, 2024 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.25%, 9.58%, 7/2/2031 (b)	34,721	34,764
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, 3 mo. USD Term SOFR + 3.00%, 7.31%, 7/31/2031 (b)	293,525	292,906
		1,545,949
INTERNET & TELECOM — 0.0% (c)
Arches Buyer, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.68%, 12/6/2027 (b)	64,831	63,554
CNT Holdings I Corp., 2025 Term Loan, 3 mo. USD Term SOFR + 2.50%, 6.80%, 11/8/2032 (b)	131,214	130,568
Endure Digital, Inc., Term Loan, 1 mo. USD Term SOFR + 3.50%, 7.93%, 2/10/2028 (b)	103,022	69,835
Gen Digital, Inc., 2025 Term Loan B (i)	300,000	297,525
Security Description	Principal Amount	Value
I-Logic Technologies Bidco Ltd., 2024 Term Loan, 3 mo. USD Term SOFR + 3.75%, 8.05%, 2/16/2028 (b)	$168,361	$168,335
ION Trading Technologies SARL, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.50%, 7.80%, 4/1/2028 (b)	86,996	86,371
MH Sub I LLC, 2024 Term Loan B4, 1 mo. USD Term SOFR + 4.25%, 8.58%, 12/31/2031 (b)	127,528	117,503
PUG LLC, 2024 Extended Term Loan B, 1 mo. USD Term SOFR + 4.75%, 9.08%, 3/15/2030 (b)	255,062	254,424
		1,188,115
LEISURE TIME — 0.0% (c)
Carnival Corp., 2025 Term Loan (2027), 1 mo. USD Term SOFR + 2.00%, 6.33%, 8/8/2027 (b)	40,075	40,066
ClubCorp Holdings, Inc., 2023 Term Loan B2, 3 mo. USD Term SOFR + 5.00%, 9.56%, 9/18/2026 (b)	192,714	193,296
GBT U.S. III LLC, 2025 Term Loan B, 3 mo. USD Term SOFR + 2.50%, 6.80%, 7/28/2031 (b)	154,612	154,068
LC AHAB U.S. Bidco LLC, Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.33%, 5/1/2031 (b)	328,687	326,632
Sabre GLBL, Inc.:
2021 Term Loan B1, 1 mo. USD Term SOFR + 3.50%, 7.94%, 12/17/2027 (b)	74,661	72,141
2021 Term Loan B2, 1 mo. USD Term SOFR + 3.50%, 7.94%, 12/17/2027 (b)	67,333	65,060
2024 Term Loan B1, 1 mo. USD Term SOFR + 6.00%, 10.43%, 11/15/2029 (b)	106,031	104,087
2024 Term Loan B2, 1 mo. USD Term SOFR + 6.00%, 10.43%, 11/15/2029 (b)	46,182	45,027
Travelport Finance Luxembourg SARL, 2020 Super Priority Term Loan, 3 mo. USD Term SOFR + 4.59%, 10.00%, 9/30/2028 (b)	75,675	68,566
		1,068,943

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
LODGING — 0.1%
Fertitta Entertainment LLC, 2022 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 7.83%, 1/27/2029 (b)	$1,237,929	$1,220,660
Station Casinos LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 6.33%, 3/14/2031 (b)	84,150	83,809
		1,304,469
MACHINERY — 0.0% (c)
Columbus McKinnon Corp., 2024 Term Loan, 3 mo. USD Term SOFR + 2.50%, 6.80%, 5/14/2028 (b)	25,051	25,020
Crown Equipment Corp., Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.82%, 10/10/2031 (b)	230,000	229,664
Eagle Parent Corp., 2022 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 8.55%, 4/2/2029 (b)	236,159	225,279
Titan Acquisition Ltd., 2024 Term Loan B, 6 mo. USD Term SOFR + 4.50%, 8.72%, 2/15/2029 (b)	261,113	260,324
		740,287
MACHINERY-CONSTRUCTION & MINING — 0.0% (c)
WEC U.S. Holdings Ltd., 2024 Term Loan, 1 mo. USD Term SOFR + 2.25%, 6.57%, 1/27/2031 (b)	408,174	404,936
MEDIA — 0.1%
Cengage Learning, Inc., 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.50%, 7.82%, 3/24/2031 (b)	129,027	128,158
CSC Holdings LLC, 2019 Term Loan B5, 3 mo. USD Term SOFR + 1.50%, 9.00%, 4/15/2027 (b)	130,531	123,002
DirecTV Financing LLC:
2024 Term Loan, 3 mo. USD Term SOFR + 5.25%, 9.80%, 8/2/2029 (b)	100,757	99,472
Term Loan, 3 mo. USD Term SOFR + 5.00%, 9.55%, 8/2/2027 (b)	39,514	39,618
Gray Television, Inc., 2021 Term Loan D, 1 mo. USD Term SOFR + 3.00%, 7.44%, 12/1/2028 (b)	96,794	88,940
Security Description	Principal Amount	Value
iHeartCommunications, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 5.78%, 10.21%, 5/1/2029 (b)	$74,812	$61,003
NEP Group, Inc., 2023 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.82%, 8/19/2026 (b)	360,006	335,886
Townsquare Media, Inc., 2025 Term Loan, 3 mo. USD Term SOFR + 5.00%, 9.33%, 2/19/2030 (b)	70,000	65,975
United Talent Agency LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.08%, 7/7/2028 (b)	84,150	84,466
Univision Communications, Inc., 2022 First Lien Term Loan B, 3 mo. USD Term SOFR + 4.25%, 8.55%, 6/24/2029 (b)	190,965	185,872
Virgin Media Bristol LLC, 2023 USD Term Loan Y, 6 mo. USD Term SOFR + 3.18%, 7.72%, 3/31/2031 (b)	162,218	156,421
Ziggo Financing Partnership, USD Term Loan I, 1 mo. USD Term SOFR + 2.50%, 6.93%, 4/30/2028 (b)	190,000	185,552
		1,554,365
METAL FABRICATE & HARDWARE — 0.0% (c)
Crosby U.S. Acquisition Corp., 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.50%, 7.83%, 8/16/2029 (b)	108,778	108,997
Tiger Acquisition LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.07%, 6/1/2028 (b)	236,305	235,863
		344,860
METALS & MINING — 0.0% (c)
Arsenal AIC Parent LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.08%, 8/18/2030 (b)	59,700	59,372
OIL, GAS & CONSUMABLE FUELS — 0.0% (c)
Apro LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.05%, 7/9/2031 (b)	218,900	218,491
Par Petroleum LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.04%, 2/28/2030 (b)	49,001	48,235

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Waterbridge Midstream Operating LLC, 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 4.75%, 9.05%, 6/27/2029 (b)	$562,898	$559,349
		826,075
PERSONAL PRODUCTS — 0.0% (c)
Opal Bidco SAS, USD Term Loan B (i)	405,000	398,799
PHARMACEUTICALS — 0.0% (c)
Bausch Health Cos., Inc., 2025 Term Loan B (i)	80,000	77,100
Curium Bidco SARL, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.50%, 7.80%, 7/31/2029 (b)	340,299	340,299
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD Term SOFR + 4.00%, 8.40%, 10/1/2027 (b)	187,820	176,671
Vizient, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 1.75%, 6.08%, 8/1/2031 (b)	185,161	185,373
		779,443
PIPELINES — 0.0% (c)
BCP Renaissance Parent LLC, 2024 Term Loan B3, 3 mo. USD Term SOFR + 3.00%, 7.30%, 10/31/2028 (b)	196,180	196,118
Brazos Delaware II LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.31%, 2/11/2030 (b)	24,813	24,863
CPPIB Capital, Inc., Term Loan B, 3 mo. USD Term SOFR + 2.75%, 7.05%, 8/20/2031 (b)	134,400	133,700
Freeport LNG Investments LLLP, 2025 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.54%, 12/21/2028 (b)	162,594	160,900
GIP Pilot Acquisition Partners LP, 2025 Term Loan B, 3 mo. USD Term SOFR + 2.00%, 6.30%, 10/4/2030 (b)	119,205	118,889
WaterBridge Midstream Operating LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 4.00%, 8.31%, 5/10/2029 (b)	129,350	129,937
Security Description	Principal Amount	Value
WhiteWater DBR HoldCo LLC, 1st Lien Term Loan B, 3 mo. USD Term SOFR + 2.25%, 6.55%, 3/3/2031 (b)	$114,426	$114,187
		878,594
REAL ESTATE — 0.0% (c)
CoreLogic, Inc., Term Loan, 1 mo. USD Term SOFR + 3.50%, 7.94%, 6/2/2028 (b)	90,883	89,368
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.0% (c)
Starwood Property Trust, Inc.:
2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.58%, 11/18/2027 (b)	124,375	124,375
2025 USD Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.58%, 1/2/2030 (b)	93,316	93,141
		217,516
RETAIL — 0.0% (c)
EG Group Ltd., 2024 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 8.56%, 2/7/2028 (b)	161,754	162,029
LBM Acquisition LLC, 2024 Incremental Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.18%, 6/6/2031 (b)	61,544	56,990
LSF9 Atlantis Holdings LLC, 2025 Repriced Term Loan B, 3 mo. USD Term SOFR + 4.25%, 8.55%, 3/31/2029 (b)	172,319	172,212
MI Windows & Doors LLC, 2024 Term Loan B2, 1 mo. USD Term SOFR + 3.00%, 7.33%, 3/28/2031 (b)	49,625	48,853
Michaels Cos., Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 8.81%, 4/17/2028 (b)	77,344	57,648
PetSmart, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.18%, 2/11/2028 (b)	176,186	173,800
Staples, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 5.75%, 10.04%, 9/4/2029 (b)	104,475	93,087
White Cap Buyer LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.58%, 10/19/2029 (b)	189,525	184,212
		948,831

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFTWARE — 0.1%
Applied Systems, Inc., 2024 2nd Lien Term Loan, 3 mo. USD Term SOFR + 4.50%, 8.80%, 2/23/2032 (b)	$85,000	$87,042
Ascend Learning LLC:
2021 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.75%, 10.18%, 12/10/2029 (b)	39,830	39,770
2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.33%, 12/11/2028 (b)	176,952	175,055
Boxer Parent Co., Inc.:
2024 2nd Lien Term Loan, 3 mo. USD Term SOFR + 5.75%, 10.04%, 7/30/2032 (b)	53,355	51,621
2025 USD Term Loan B, 3 mo. USD Term SOFR + 3.00%, 7.29%, 7/30/2031 (b)	710,000	698,647
Castle U.S. Holding Corp., USD Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.32%, 1/29/2027 (b)	76,256	47,356
Central Parent, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.55%, 7/6/2029 (b)	129,674	111,682
Clearwater Analytics LLC, 2025 Term Loan B (i)	50,000	49,875
Cloud Software Group, Inc., 2024 USD Term Loan, 3 mo. USD Term SOFR + 3.75%, 8.05%, 3/21/2031 (b)	199,500	197,826
Cornerstone OnDemand, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.75%, 8.19%, 10/16/2028 (b)	58,431	50,908
Cotiviti Corp.:
2024 Term Loan, 1 mo. USD Term SOFR + 2.75%, 7.07%, 5/1/2031 (b)	47,173	46,229
2025 Incremental Term Loan (i)	250,000	244,688
Dun & Bradstreet Corp., 2024 Term Loan, 1 mo. USD Term SOFR + 2.25%, 6.57%, 1/18/2029 (b)	167,087	166,878
Ellucian Holdings, Inc.:
2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.33%, 10/9/2029 (b)	331,665	331,518
Security Description	Principal Amount	Value
2024 2nd Lien Term Loan, 1 mo. USD Term SOFR + 4.75%, 9.08%, 11/22/2032 (b)	$15,000	$15,241
Helios Software Holdings, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.50%, 7.80%, 7/18/2030 (b)	200,701	201,098
MedAssets Software Intermediate Holdings, Inc.:
2024 First Out Term Loan, 1 mo. USD Term SOFR + 4.00%, 8.32%, 12/15/2028 (b)	16,517	16,066
2024 Second Out Term Loan, 1 mo. USD Term SOFR + 4.00%, 8.44%, 12/15/2028 (b)	27,597	23,777
Mitchell International, Inc.:
2024 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.25%, 7.58%, 6/17/2031 (b)	176,311	174,463
2024 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.25%, 9.58%, 6/17/2032 (b)	130,000	126,913
Polaris Newco LLC, USD Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.30%, 6/2/2028 (b)	238,469	228,842
RealPage, Inc.:
1st Lien Term Loan, 3 mo. USD Term SOFR + 3.00%, 7.56%, 4/24/2028 (b)	139,638	137,972
2024 Incremental Term Loan, 3 mo. USD Term SOFR + 3.75%, 8.05%, 4/24/2028 (b)	100,000	100,188
Zelis Payments Buyer, Inc., 5th Amendment Term Loan, 1 mo. USD Term SOFR + 3.25%, 7.58%, 11/26/2031 (b)	229,425	229,138
		3,552,793
TRANSPORT-SERVICES — 0.0% (c)
LaserShip, Inc., 2024 Third Out Term Loan E, 3 mo. USD Term SOFR + 1.50%, 5.83%, 8/10/2029 (b)	28,750	7,870
TOTAL SENIOR FLOATING RATE LOANS (Cost $40,859,132)		40,040,010

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
WARRANTS — 0.0% (c)
UNITED STATES — 0.0% (c)
Avation PLC (expiring 10/31/26) (h) (Cost $0)	4,550	$1,468
	Principal Amount
U.S. GOVERNMENT AGENCY OBLIGATIONS — 34.8%
Federal Home Loan Mortgage Corp.:
2.00%, 2/1/2052	$23,048,513	18,454,257
2.15% - 30 day USD SOFR Average, 2.14%, 12/1/2051 (b)	10,140,882	9,053,282
30 day USD SOFR Average + 2.14%, 2.23%, 7/1/2051 (b)	10,863,947	9,763,578
3.00%, 6/1/2042	9,250,958	8,403,602
3.00%, 11/1/2042	5,092,981	4,631,544
3.00%, 12/1/2042	4,440,993	3,942,701
3.00%, 1/1/2045	595,377	531,788
3.00%, 4/1/2045	8,457,376	7,554,090
3.00%, 8/1/2045	4,603,117	4,092,309
3.00%, 12/1/2046	14,066,530	12,505,566
3.00%, 7/1/2047	1,642,531	1,458,235
3.00%, 10/1/2051	13,561,460	11,946,595
3.00%, 3/1/2052	5,198,696	4,517,065
3.50%, 2/1/2045	628,580	581,695
3.50%, 4/1/2045	10,473,625	9,619,405
3.50%, 6/1/2045	5,026,968	4,608,907
3.50%, 10/1/2045	5,243,653	4,807,572
3.50%, 2/1/2046	2,677,176	2,458,096
4.00%, 4/1/2045	11,653,040	11,196,828
4.00%, 7/1/2047	1,728,635	1,636,010
4.00%, 7/1/2052	12,337,858	11,531,519
4.19%, 7/1/2033	16,202,000	15,593,539
4.50%, 6/1/2044	660,742	650,323
4.80%, 1/1/2030	17,395,000	17,491,940
5.00%, 3/1/2054	2,952,957	2,917,029
5.50%, 4/1/2054	12,449,121	12,627,106
5.50%, 5/1/2054	7,542,950	7,617,054
5.50%, 7/1/2054	49,706,702	50,220,649
5.50%, 10/1/2054	33,572,408	33,755,878
5.50%, 11/1/2054	27,015,443	27,344,292
6.00%, 11/1/2053	32,366,028	33,489,249
6.00%, 3/1/2054	14,201,969	14,476,343
Federal Home Loan Mortgage Corp. REMICS:
Series 3852, Class NS, CMO, IO, REMIC, 5.89% - 30 day USD SOFR Average, 1.54%, 5/15/2041 (b)	2,448,008	228,630
Security Description	Principal Amount	Value
Series 3889, Class VZ, CMO, REMIC, 4.00%, 7/15/2041	$1,782,464	$1,691,319
Series 3935, Class SJ, CMO, IO, REMIC, 6.54% - 30 day USD SOFR Average, 2.19%, 5/15/2041 (b)	156,537	1,908
Series 4319, Class ZA, 3.00%, 3/15/2044	2,968,782	2,678,706
Series 4471, Class BA, CMO, REMIC, 3.00%, 12/15/2041	272,214	269,221
Series 4504, Class CA, CMO, REMIC, 3.00%, 4/15/2044	2,344,220	2,245,625
Series 4543, Class HG, CMO, REMIC, 2.70%, 4/15/2044	3,843,997	3,649,724
Series 4792, Class A, CMO, REMIC, 3.00%, 5/15/2048	2,425,397	2,159,129
Series 4998, Class KF, 30 day USD SOFR Average + 0.35%, 4.69%, 8/25/2050 (b)	6,336,650	6,089,586
Series 5023, Class HI, CMO, IO, 3.00%, 10/25/2050	6,117,864	994,824
Series 5109, Class BI, CMO, IO, 3.50%, 5/25/2051	16,172,845	2,902,871
Series 5130, Class SD, CMO, IO, 2.60% - 30 day USD SOFR Average, Floor 0.00%, 0.00%, 8/25/2051 (b)	67,725,951	168,861
Series 5131, Class IG, 3.50%, 8/25/2051	9,772,491	1,843,055
Series 5152, Class MZ, CMO, 2.50%, 10/25/2051	12,004,772	7,080,343
Series 5154, Class DI, CMO, IO, 2.50%, 1/25/2050	16,510,039	2,659,589
Series 5198, Class KZ, CMO, 2.00%, 2/25/2052	18,990,497	11,272,986
Series 5243, Class IB, 3.00%, 1/25/2051	15,329,426	2,687,662
Series 5250, Class NH, 3.00%, 8/25/2052	10,000,000	8,432,389
Series 5478, Class FE, CMO, 30 day USD SOFR Average + 1.45%, 5.79%, 2/25/2054 (b)	15,553,521	15,639,807

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2021-HQA4, Class M2, CMO, 30 day USD SOFR Average + 2.35%, 6.69%, 12/25/2041 (a) (b)	$5,000,000	$5,037,852
Series 2022-DNA2, Class M2, 30 day USD SOFR Average + 3.75%, 8.09%, 2/25/2042 (a) (b)	9,500,000	9,804,376
Series 2022-DNA3, Class M1B, 30 day USD SOFR Average + 2.90%, 7.24%, 4/25/2042 (a) (b)	20,000,000	20,561,998
Federal Home Loan Mortgage Corp. STRIPS Series 326, Class 300, CMO, 3.00%, 3/15/2044	7,931,621	7,159,653
Federal National Mortgage Association:
1.98%, 10/1/2033	19,068,065	15,842,436
2.50%, 9/1/2046	1,580,545	1,334,261
2.50%, 2/1/2047	4,083,405	3,494,255
2.50%, 6/1/2050	13,078,990	11,104,130
2.50%, 11/1/2050	6,548,779	5,549,793
2.50%, 3/1/2051	23,371,716	19,858,012
2.80%, 11/1/2039	10,034,000	7,911,632
3.00%, 10/1/2041	7,321,541	6,500,043
3.00%, 3/1/2043	1,843,136	1,666,945
3.00%, 7/1/2043	1,850,306	1,667,433
3.00%, 1/1/2045	64,998	57,436
3.00%, 4/1/2045	1,129,373	990,087
3.00%, 7/1/2045	9,473,253	8,567,676
3.00%, 10/1/2046	1,960,717	1,740,718
3.00%, 2/1/2047	7,165,671	6,361,662
3.00%, 11/1/2048	4,355,093	3,866,439
3.00%, 10/1/2049	2,948,714	2,545,431
3.00%, 11/1/2051	21,543,588	18,865,300
3.00%, 6/1/2052	31,578,652	27,594,161
3.00%, 4/1/2053	8,934,794	8,022,654
3.50%, 12/1/2034	533,437	514,228
3.50%, 2/1/2035	355,918	342,767
3.50%, 1/1/2045	4,375,423	4,008,350
3.50%, 2/1/2045	1,242,921	1,148,929
3.50%, 6/1/2045	5,322,509	4,874,078
3.50%, 11/1/2051	10,813,125	9,851,143
3.88%, 10/1/2030	11,138,767	10,857,410
4.00%, 6/1/2052	10,371,580	9,683,503
4.00%, 12/1/2052	21,054,611	19,746,604
4.10%, 8/1/2032	10,000,000	9,642,767
4.33%, 12/1/2032	10,400,000	10,079,634
4.50%, 3/1/2044	572,379	562,656
4.50%, 6/1/2044	200,779	197,362
4.50%, 7/1/2044	242,927	238,793
Security Description	Principal Amount	Value
4.50%, 2/1/2045	$363,452	$357,277
30 day USD SOFR Average + 2.28%, 4.54%, 3/1/2053 (b)	18,109,350	17,701,289
5.00%, 9/1/2052	7,527,294	7,409,957
5.00%, 12/1/2052	10,364,952	10,199,364
5.13%, 11/1/2032	13,371,000	13,243,575
5.50%, 7/1/2053	17,834,353	18,041,234
5.50%, 4/1/2054	24,326,953	24,604,838
5.50%, 9/1/2054	32,028,171	32,393,042
5.50%, 2/1/2055	24,726,819	24,958,232
5.50%, 3/1/2055	19,863,470	20,103,631
5.76%, 4/1/2054	15,599,447	15,844,258
6.00%, 3/1/2054	20,954,210	21,681,399
6.00%, 9/1/2054	16,652,390	17,189,954
6.00%, 2/1/2055	22,651,784	23,312,234
3.00%, 6/1/2051	12,878,597	11,285,431
Federal National Mortgage Association Connecticut Avenue Securities Trust:
Series 2022-R02, Class 2M2, CMO, 30 day USD SOFR Average + 3.00%, 7.34%, 1/25/2042 (a) (b)	12,000,000	12,241,696
Series 2023-R02, Class 1M2, 30 day USD SOFR Average + 3.35%, 7.69%, 1/25/2043 (a) (b)	13,500,000	14,097,161
Federal National Mortgage Association REMICS:
Series 2010-109, Class N, CMO, REMIC, 3.00%, 10/25/2040	784,582	745,297
Series 2011-51, Class CI, CMO, IO, REMIC, 5.89% - 30 day USD SOFR Average, 1.55%, 6/25/2041 (b)	1,607,535	134,347
Series 2012-127, Class PA, CMO, REMIC, 2.75%, 11/25/2042	1,212,216	1,122,949
Series 2012-151, Class SB, CMO, REMIC, 5.83% - 1.5 * 30 day USD SOFR Average, Floor 0.00%, 0.00%, 1/25/2043 (b)	20,907	11,150
Series 2013-114, Class HZ, CMO, REMIC, 3.00%, 11/25/2038	18,349,705	16,957,026
Series 2013-30, Class PS, CMO, REMIC, 5.83% - 1.5 * 30 day USD SOFR Average, Floor 0.00%, 0.00%, 4/25/2043 (b)	611,451	412,782
Series 2015-18, Class LZ, 3.00%, 4/25/2045	5,461,046	4,812,331

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 2016-92, Class A, CMO, REMIC, 3.00%, 4/25/2042	$1,969,818	$1,933,641
Series 2020-1, Class LA, 4.00%, 2/25/2060	12,839,665	10,880,389
Series 2020-47, Class GL, CMO, 2.00%, 5/25/2046	7,366,036	6,380,745
Series 2020-96, Class HI, CMO, IO, 3.00%, 1/25/2051	10,494,406	1,776,874
Series 2021-95, Class ZV, CMO, 2.50%, 1/25/2052	18,681,107	11,364,385
Series 2024-100, Class FD, CMO, 30 day USD SOFR Average + 1.45%, 5.79%, 6/25/2054 (b)	17,450,833	17,559,806
Series 2024-103, Class FM, CMO, 30 day USD SOFR Average + 1.50%, 5.84%, 1/25/2055 (b)	20,062,701	20,252,947
Federal National Mortgage Association-ACES:
Series 2016-M10, Class AQ2, 3.72%, 11/25/2045 (b)	5,698,000	5,030,391
Series 2019-M32, Class X2, IO, VRN, 1.10%, 10/25/2029 (b)	74,564,135	2,601,744
Series 2020-M12, 1.29%, 7/25/2029 (b)	97,480,501	3,982,486
Series 2020-M13, Class X1, IO, VRN, 1.13%, 6/25/2031 (b)	63,077,219	2,400,302
Government National Mortgage Association:
2.50%, 3/20/2051	7,657,459	6,485,712
3.00%, 2/20/2052	19,807,667	17,424,793
Series 2021-143, IO, VRN, 0.97%, 10/16/2063 (b)	80,750,792	5,132,107
Series 2021-40, IO, VRN, 0.82%, 2/16/2063 (b)	69,310,782	4,255,217
Series 2021-57, Class AI, 2.00%, 2/20/2051	7,773,908	912,750
Series 2021-60, IO, VRN, 0.83%, 5/16/2063 (b)	54,339,140	3,076,815
Series 2021-79, IO, 0.88%, 8/16/2063 (b)	78,395,922	4,780,688
Series 2021-80, IO, VRN, 0.90%, 12/16/2062 (b)	85,574,935	5,900,537
Series 2021-85, IO, VRN, 0.68%, 3/16/2063 (b)	96,997,514	4,896,961
Series 2021-99, IO, VRN, 0.58%, 5/16/2061 (b)	40,235,702	1,772,091
Series 2022-91, 0.43%, 7/16/2064 (b)	79,069,213	3,578,658
Series 2024-100, Class AI, 0.74%, 10/16/2065 (b)	61,022,392	3,888,746
Security Description	Principal Amount	Value
Government National Mortgage Association REMICS:
Series 2013-34, Class PL, CMO, REMIC, 3.00%, 3/20/2042	$531,903	$524,325
Series 2014-43, Class PS, CMO, IO, REMIC, 6.07% - 1 mo. USD Term SOFR, 1.75%, 7/20/2042 (b)	711,251	12,426
Series 2020-116, Class HS, CMO, IO, 6.09% - 1 mo. USD Term SOFR, 1.77%, 8/20/2050 (b)	6,250,439	825,931
Series 2020-173, Class SY, CMO, IO, 6.19% - 1 mo. USD Term SOFR, 1.87%, 11/20/2050 (b)	22,435,938	3,185,763
Series 2020-173, Class TI, CMO, IO, 2.00%, 11/20/2050	27,578,586	3,207,315
Series 2020-176, Class SL, CMO, IO, 4.89% - 1 mo. USD Term SOFR, Floor 0.00%, 0.57%, 11/20/2050 (b)	7,513,838	646,124
Series 2020-185, Class SE, CMO, IO, 6.19% - 1 mo. USD Term SOFR, 1.87%, 12/20/2050 (b)	27,188,101	3,577,116
Series 2021-1, Class IH, 2.50%, 1/20/2051	34,116,002	5,121,162
Series 2021-118, Class EI, 2.50%, 7/20/2051	13,143,817	1,366,522
Series 2021-125, Class SN, CMO, IO, 4.09% - 1 mo. USD Term SOFR, Floor 0.00%, 0.00%, 1/20/2051 (b)	7,007,367	281,026
Series 2021-137, Class IQ, 3.00%, 8/20/2051	18,271,744	3,032,325
Series 2021-159, Class IA, CMO, IO, 3.00%, 9/20/2051	6,237,683	977,697
Series 2021-196, Class IM, 3.00%, 11/20/2051	24,752,126	4,140,961
Series 2021-196, Class UI, IO, 3.00%, 11/20/2051	37,358,259	5,652,775
Series 2021-30, Class KI, 3.00%, 2/20/2051	7,615,687	1,124,998
Series 2021-44, Class IQ, 3.00%, 3/20/2051	14,067,612	2,336,312
Series 2021-8, Class KX, 3.00%, 1/20/2051	9,688,069	1,605,710
Series 2022-180, 2.50%, 6/20/2051	38,934,320	5,684,609
Series 2022-61, Class EI, 3.00%, 7/20/2051	3,261,198	542,856

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 2023-19, Class GI, CMO, IO, 3.00%, 11/20/2051	$36,539,669	$5,412,572
Series 2024-24, Class DI, CMO, IO, 3.50%, 11/20/2051	10,232,610	1,882,609
Series 2024-79, Class CI, 3.50%, 2/20/2052	22,330,917	3,387,028
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,276,153,670)		1,219,684,289
U.S. TREASURY OBLIGATIONS — 20.4%
U.S. Treasury Notes:
0.38%, 4/30/2025	52,000,000	51,835,469
0.38%, 11/30/2025	58,350,000	56,911,763
0.63%, 8/15/2030	58,150,000	48,759,684
0.75%, 3/31/2026	160,000,000	154,856,249
0.75%, 5/31/2026	66,050,000	63,598,926
0.75%, 1/31/2028	212,450,000	194,690,508
0.88%, 9/30/2026	96,500,000	92,206,504
0.88%, 11/15/2030	63,200,000	53,325,000
TOTAL U.S. TREASURY OBLIGATIONS (Cost $709,493,314)		716,184,103
MORTGAGE-BACKED SECURITIES — 12.5%
ACREC LLC Series 2025-FL3, Class A, 1 mo. USD Term SOFR + 1.31%, 5.62%, 8/18/2042 (a) (b)	1,380,000	1,378,407
American Home Mortgage Investment Trust Series 2007-1, Class GA1C, 1 mo. USD Term SOFR + 0.30%, 4.62%, 5/25/2047 (b)	4,883,362	3,016,296
AREIT Ltd. Series 2025-CRE10, Class A, 1 mo. USD Term SOFR + 1.39%, 5.71%, 12/17/2029 (a) (b)	2,080,000	2,075,753
Banc of America Funding Trust:
Series 2006-8T2, Class A4, CMO, 6.33%, 10/25/2036 (g)	1,467,062	1,267,049
Series 2007-5, Class CA1, CMO, 6.00%, 7/25/2037	2,852,623	2,291,593
BBCMS Mortgage Trust:
Series 2022-C18, Class XD, 2.15%, 12/15/2055 (a) (b)	12,094,000	1,687,235
Series 2023-C19, Class A5, 5.45%, 4/15/2056	1,700,000	1,744,436
Series 2024-5C29, Class A3, 5.21%, 9/15/2057	1,890,000	1,917,858
Security Description	Principal Amount	Value
BCAP LLC Trust Series 2010-RR4, Class 3212, CMO, 5.81%, 1/26/2037 (a) (b)	$4,777,397	$3,598,177
Benchmark Mortgage Trust Series 2024-V9, Class A3, 5.60%, 8/15/2057	1,808,000	1,854,546
BMO Mortgage Trust Series 2024-5C5, Class XA, 1.16%, 2/15/2057 (b)	36,442,911	1,558,327
BRAVO Residential Funding Trust:
Series 2022-NQM3, Class A1, 5.11%, 7/25/2062 (a) (b)	2,848,594	2,831,169
Series 2023-NQM4, Class A1, 6.44%, 5/25/2063 (a) (g)	9,428,720	9,496,587
CEDR Commercial Mortgage Trust Series 2022-SNAI, Class A, 1 mo. USD Term SOFR + 0.99%, 5.31%, 2/15/2039 (a) (b)	980,000	935,959
ChaseFlex Trust Series 2007-3, Class 1A2, CMO , IO, 1 mo. USD Term SOFR + 0.57%, 4.89%, 7/25/2037 (b)	7,682,309	2,041,245
CHL Mortgage Pass-Through Trust:
Series 2005-J2, Class 3A14, CMO, 5.50%, 8/25/2035	607,307	442,245
Series 2007-10, Class A4, 5.50%, 7/25/2037	3,433,660	1,435,541
Series 2007-12, Class A9, CMO, 5.75%, 8/25/2037	2,032,786	1,098,794
Series 2007-3, Class A1, 6.00%, 4/25/2037	2,900,687	1,379,412
Series 2007-HYB1, Class 2A1, CMO, 4.08%, 3/25/2037 (b)	881,845	780,145
CIM Trust Series 2023-R4, Class A1, 5.00%, 5/25/2062 (a) (b)	7,810,411	7,775,483
Citigroup Mortgage Loan Trust, Inc.:
Series 2007-10, Class 2A2A, CMO, 4.82%, 9/25/2037 (b)	1,619,286	1,290,564
Series 2007-AR4, Class 1A1A, CMO, 4.75%, 3/25/2037 (b)	1,076,787	888,487
Series 2007-AR5, Class 1A2A, CMO, 5.05%, 4/25/2037 (b)	399,679	342,684
Series 2021-JL1, Class A, 2.75%, 2/27/2062 (a) (b)	494,553	475,811

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
CitiMortgage Alternative Loan Trust:
Series 2007-A1, Class 1A7, CMO, 6.00%, 1/25/2037	$3,034,606	$2,526,974
Series 2007-A3, Class 1A4, 5.75%, 3/25/2037	2,355,409	1,907,212
COLT Mortgage Loan Trust:
Series 2022-2, Class A1, 2.99%, 2/25/2067 (a) (g)	13,529,625	12,678,909
Series 2022-3, Class M1, 4.21%, 2/25/2067 (a) (b)	10,023,000	8,202,105
Series 2023-1, Class A1, 6.05%, 4/25/2068 (a) (g)	6,354,694	6,371,160
Countrywide Alternative Loan Trust:
Series 2005-21CB, Class A3, CMO, 5.25%, 6/25/2035	1,369,870	1,003,626
Series 2005-54CB, Class 1A1, 1 mo. USD Term SOFR + 0.76%, 5.08%, 11/25/2035 (b)	4,392,232	3,152,909
Series 2005-79CB, Class A4, CMO, 5.50%, 1/25/2036	2,813,629	1,563,334
Series 2006-24CB, Class A9, CMO, 6.00%, 8/25/2036	2,338,777	1,234,494
Series 2006-43CB, Class 1A12, CMO, 5.75%, 2/25/2037	2,182,464	1,072,751
Series 2006-OA2, Class A1, CMO, 1 mo. USD Term SOFR + 0.53%, 4.85%, 5/20/2046 (b)	1,492,525	1,373,245
Series 2007-16CB, Class 2A1, 1 mo. USD Term SOFR + 0.56%, 4.88%, 8/25/2037 (b)	6,446,286	2,197,166
CSMC Mortgage-Backed Trust Series 2006-7, Class 7A7, CMO, 6.00%, 8/25/2036	1,095,041	960,444
CSMC Trust Series 2021-RPL9, Class A1, 3.69%, 2/25/2061 (a) (b)	4,254,746	4,237,755
Deephaven Residential Mortgage Trust Series 2022-2, Class A1, 4.30%, 3/25/2067 (a) (b)	3,737,043	3,590,570
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2007-AR3, Class 1A4, 1 mo. USD Term SOFR + 0.75%, 5.07%, 6/25/2037 (b)	2,625,422	2,286,255
Ellington Financial Mortgage Trust Series 2022-3, Class A1, 5.00%, 8/25/2067 (a) (g)	4,845,317	4,899,918
Security Description	Principal Amount	Value
Federal Home Loan Mortgage Corp. REMICS:
Series 4432, Class JZ, 3.00%, 1/15/2045	$4,203,937	$3,699,713
Series 4795, Class ZM, 3.50%, 6/15/2048	10,549,068	9,592,122
Series 5319, 0.00%, 8/25/2050	5,830,602	4,057,069
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust:
Series 2020-2, Class MT, CMO, 2.00%, 11/25/2059	5,495,568	4,338,491
Series 2020-3, Class MT, CMO, 2.00%, 5/25/2060	9,008,584	7,164,403
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA2, Class M2, CMO, 30 day USD SOFR Average + 1.80%, 6.14%, 8/25/2044 (a) (b)	18,000,000	17,976,294
Federal National Mortgage Association REMICS:
Series 2013-110, Class CO, 0.00%, 12/25/2039	2,901,950	2,285,486
Series 2013-110, Class DO, 0.00%, 11/25/2043	2,229,774	1,705,500
Series 2017-90, Class WF, 30 day USD SOFR Average + 0.46%, 4.80%, 11/25/2047 (b)	6,540,347	6,386,221
Series 2018-91, Class PB, 4.00%, 12/25/2048	6,434,400	5,955,100
Series 2021-86, Class MA, 2.50%, 11/25/2047	9,638,840	8,616,293
Series 2021-9, Class CA, 2.00%, 3/25/2051	10,290,251	8,526,612
Series 2023-36, 2.50%, 10/25/2052	34,374,140	5,281,534
Series 2023-43, Class HO, 0.00%, 8/25/2049	7,854,966	5,317,473
Federal National Mortgage Association-ACES Series 2022-M13, Class A1, 2.59%, 4/25/2032 (b)	20,031,755	18,810,797
First Horizon Alternative Mortgage Securities Trust:
Series 2007-FA4, Class 1A4, 6.25%, 8/25/2037	2,676,105	981,053
Series 2007-FA4, Class 1A7, 6.00%, 8/25/2037	1,873,583	659,447
FS Rialto Issuer LLC Series 2025-FL10, Class A, 1 mo. USD Term SOFR + 1.39%, 5.69%, 8/19/2042 (a) (b)	1,670,000	1,667,016

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Government National Mortgage Association REMICS:
Series 2010-158, Class FA, 1 mo. USD Term SOFR + 0.56%, 4.88%, 12/20/2040 (b)	$2,814,598	$2,789,289
Series 2016-99, Class LA, 2.00%, 11/20/2043	8,085,035	6,719,203
Series 2018-91, Class FC, 1 mo. USD Term SOFR + 0.41%, 4.74%, 7/20/2048 (b)	2,473,703	2,423,746
Series 2019-6, Class LA, 3.50%, 12/20/2048	5,434,579	4,983,269
Series 2020-129, Class YI, 2.50%, 9/20/2050	9,352,609	1,264,376
Series 2020-181, Class QI, 3.00%, 12/20/2050	7,496,216	980,325
Series 2020-84, Class NT, 1.25%, 6/20/2050	3,992,200	2,910,872
Series 2021-139, Class IP, 3.00%, 8/20/2051	22,788,387	3,395,919
Series 2021-142, 3.00%, 8/20/2051	19,940,102	3,304,375
GS Mortgage Securities Trust Series 2015-GS1, Class AS, 4.04%, 11/10/2048 (b)	1,958,000	1,899,613
GSR Mortgage Loan Trust:
Series 2006-OA1, Class 1A1, CMO, 1 mo. USD Term SOFR + 0.55%, 4.87%, 8/25/2046 (b)	13,876,872	2,970,030
Series 2007-AR1, Class 2A1, 4.52%, 3/25/2047 (b)	3,974,775	2,257,012
HOMES Trust Series 2023-NQM1, Class A1, 6.18%, 1/25/2068 (a) (g)	5,285,134	5,293,171
IndyMac IMJA Mortgage Loan Trust Series 2007-A4, Class A1, CMO, 6.25%, 2/25/2038	21,638,649	5,479,101
IndyMac INDX Mortgage Loan Trust Series 2006-AR3, Class 3A1B, CMO, 3.55%, 4/25/2036 (b)	1,039,227	962,769
Lehman XS Trust Series 2006-GP2, Class 1A4, 1 mo. USD Term SOFR + 0.77%, 5.09%, 6/25/2046 (b)	5,599,803	4,247,465
LoanCore Issuer LLC Series 2025-CRE8, Class A, 1 mo. USD Term SOFR + 1.39%, 5.70%, 8/17/2042 (a) (b)	2,080,000	2,075,840
Security Description	Principal Amount	Value
Luminent Mortgage Trust Series 2007-1, Class 1A1, CMO, 1 mo. USD Term SOFR + 0.43%, 4.75%, 11/25/2036 (b)	$6,111,337	$5,377,760
MF1 LLC Series 2025-FL17, Class A, 1 mo. USD Term SOFR + 1.32%, 5.63%, 2/18/2040 (a) (b)	2,080,000	2,076,570
Morgan Stanley Capital I Trust Series 2024-NSTB, Class A, VRN, 3.90%, 9/24/2057 (a) (b)	1,876,690	1,850,290
Morgan Stanley Resecuritization Trust Series 2014-R7, Class B2, CMO, 4.21%, 1/26/2051 (a) (b)	15,594,784	14,748,982
OBX Trust:
Series 2024-NQM12, Class A1, 5.48%, 7/25/2064 (a) (g)	9,033,863	9,030,991
Series 2024-NQM13, Class A2, CMO, 5.37%, 6/25/2064 (a) (g)	2,515,334	2,493,187
Series 2024-NQM6, Class A1, 6.45%, 2/25/2064 (a) (g)	5,054,427	5,117,978
Series 2024-NQM7, Class A1, 6.24%, 3/25/2064 (a) (g)	4,053,576	4,094,269
PRPM LLC:
Series 2020-6, Class A1, CMO, 6.36%, 11/25/2025 (a) (g)	2,183,153	2,186,195
Series 2024-4, Class A1, 6.41%, 8/25/2029 (a) (g)	4,593,485	4,620,394
Series 2024-5, Class A1, CMO, 5.69%, 9/25/2029 (a) (g)	20,155,353	20,137,757
Series 2024-7, Class A1, CMO, 5.87%, 11/25/2029 (a) (g)	5,045,826	5,059,708
Series 2024-8, Class A1, CMO, 5.90%, 12/25/2029 (a) (g)	19,000,670	19,005,667
RALI Trust:
Series 2005-QA7, Class A22, CMO, 5.68%, 7/25/2035 (b)	1,376,174	1,304,325
Series 2005-QS13, Class 2A4, 5.75%, 9/25/2035	2,603,268	2,156,221
RBSGC Mortgage Loan Trust Series 2007-A, Class 2A2, 6.00%, 1/25/2037	2,319,233	1,999,532
Residential Asset Securitization Trust Series 2005-A16, Class A3, 6.00%, 2/25/2036	3,027,453	1,212,604

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Starwood Ltd. Series 2021-FL2, Class A, 1 mo. USD Term SOFR + 1.31%, 5.63%, 4/18/2038 (a) (b)	$1,564,081	$1,561,547
Structured Adjustable Rate Mortgage Loan Trust Series 2006-8, Class 4A3, CMO, 3.25%, 9/25/2036 (b)	84,023	74,832
Structured Asset Mortgage Investments II Trust:
Series 2004-AR3, Class M, CMO, 1 mo. USD Term SOFR + 0.79%, 5.11%, 7/19/2034 (b)	647,260	626,151
Series 2007-AR3, Class 1A3, 1 mo. USD Term SOFR + 0.53%, 4.85%, 9/25/2047 (b)	5,832,266	4,463,034
TBW Mortgage-Backed Trust Series 2006-6, Class A2B, 6.16%, 1/25/2037 (g)	10,110,443	2,320,836
UBS Commercial Mortgage Trust Series 2018-C8, Class C, 4.68%, 2/15/2051 (b)	1,969,000	1,774,420
Verus Securitization Trust:
Series 2022-3, Class A1, 4.13%, 2/25/2067 (a) (g)	14,296,048	13,537,272
Series 2023-3, Class A1, 5.93%, 3/25/2068 (a) (g)	3,301,730	3,307,660
Series 2023-4, Class A1, 5.81%, 5/25/2068 (a) (g)	6,860,732	6,870,577
Series 2024-9, Class A1, CMO, VRN, 5.44%, 11/25/2069 (a) (b)	7,768,068	7,767,352
WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR14, Class 1A5, 4.22%, 11/25/2036 (b)	2,823,877	2,474,069
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust:
Series 2005-8, Class 2CB1, CMO, 5.50%, 10/25/2035	562,163	540,871
Series 2006-1, Class 4CB, 6.50%, 2/25/2036	4,263,615	3,297,884
Series 2006-5, Class 3A2, CMO, 6.50%, 7/25/2036 (g)	2,421,887	506,898
Series 2006-AR9, Class 2A, 1 yr. USD MTA + 0.84%, 5.48%, 11/25/2046 (b)	2,561,029	2,009,743
Series 2007-2, Class 1A3, CMO, 6.00%, 4/25/2037	3,359,475	2,705,630
Security Description	Principal Amount	Value
Series 2007-HY1, Class A3A, CMO, 1 mo. USD Term SOFR + 0.57%, 4.89%, 2/25/2037 (b)	$3,441,011	$2,578,972
Wells Fargo Mortgage-Backed Securities Trust Series 2007-AR4, Class A1, CMO, 7.02%, 8/25/2037 (b)	503,556	501,457
TOTAL MORTGAGE-BACKED SECURITIES (Cost $464,156,442)		439,231,264
COMMERCIAL MORTGAGE BACKED SECURITIES — 2.3%
280 Park Avenue Mortgage Trust Series 2017-280P, Class A, 1 mo. USD Term SOFR + 1.18%, 5.50%, 9/15/2034 (a) (b)	1,390,000	1,367,082
Bank:
Series 2017-BNK4, Class XA, IO, 1.33%, 5/15/2050 (b)	23,809,742	490,338
Series 2017-BNK6, Class XA, IO, 0.77%, 7/15/2060 (b)	41,661,131	584,146
Series 2021-BN35, Class XA, IO, VRN, 1.03%, 6/15/2064 (b)	9,087,941	429,216
Bank5:
Series 2024-5YR8, Class XA, 0.90%, 8/15/2057 (b)	45,840,304	1,549,734
Series 2024-5YR9, Class A3, 5.61%, 8/15/2057	1,381,000	1,419,673
BBCMS Mortgage Trust Series 2025-C32, Class XA, IO, VRN, 1.13%, 2/15/2062 (b)	16,046,564	1,384,677
Benchmark Mortgage Trust:
Series 2018-B2, Class C, VRN, 4.30%, 2/15/2051 (b)	2,186,000	1,786,097
Series 2020-B19, Class XA, IO, VRN, 1.76%, 9/15/2053 (b)	18,878,438	954,005
Series 2021-B24, Class XA, IO, VRN, 1.14%, 3/15/2054 (b)	3,361,490	152,668
Series 2024-V8, Class A1, 5.51%, 7/15/2057	1,522,132	1,540,002
BMO Mortgage Trust:
Series 2024-5C6, Class A3, 5.32%, 9/15/2057	1,878,000	1,906,542

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 2024-5C7, Class AS, VRN, 5.89%, 11/15/2057 (b)	$1,288,000	$1,320,252
BX Commercial Mortgage Trust:
Series 2021-VOLT, Class E, 1 mo. USD Term SOFR + 2.11%, 6.43%, 9/15/2036 (a) (b)	1,220,000	1,202,354
Series 2021-XL2, Class E, 1 mo. USD Term SOFR + 1.96%, 6.28%, 10/15/2038 (a) (b)	2,017,400	1,999,121
Series 2022-LP2, Class A, 1 mo. USD Term SOFR + 1.01%, 5.33%, 2/15/2039 (a) (b)	982,781	977,229
Series 2024-AIRC, Class A, 1 mo. USD Term SOFR + 1.69%, 6.01%, 8/15/2039 (a) (b)	1,180,000	1,180,836
Series 2024-GPA3, Class A, 1 mo. USD Term SOFR + 1.29%, 5.61%, 12/15/2039 (a) (b)	1,294,045	1,290,082
BX Trust:
Series 2019-OC11, Class E, 3.94%, 12/9/2041 (a) (b)	1,920,000	1,734,490
Series 2025-ROIC, Class C, 1 mo. USD Term SOFR + 1.54%, 5.86%, 3/15/2030 (a) (b)	1,390,000	1,376,557
BXP Trust:
Series 2017-GM, Class A, 3.38%, 6/13/2039 (a)	1,360,000	1,308,898
Series 2017-GM, Class B, VRN, 3.42%, 6/13/2039 (a) (b)	1,110,000	1,062,554
CD Mortgage Trust Series 2017-CD4, Class XA, IO, 1.22%, 5/10/2050 (b)	12,832,618	242,735
CFCRE Commercial Mortgage Trust Series 2016-C4, Class XA, IO, 1.57%, 5/10/2058 (b)	8,110,870	59,638
Citigroup Commercial Mortgage Trust:
Series 2015-GC27, Class D, 4.53%, 2/10/2048 (a) (b)	263,567	253,496
Series 2015-GC33, Class C, 4.58%, 9/10/2058 (b)	1,500,000	1,277,307
Series 2015-P1, Class A5, 3.72%, 9/15/2048	2,106,000	2,094,132
Series 2016-C1, Class A4, 3.21%, 5/10/2049	1,840,000	1,805,692
Series 2016-GC36, Class XA, IO, 1.20%, 2/10/2049 (b)	18,631,535	102,832
Security Description	Principal Amount	Value
Series 2020-555, Class E, 3.50%, 12/10/2041 (a) (b)	$1,480,000	$1,213,457
COMM Mortgage Trust:
Series 2013-CR12, Class XA, IO, 0.30%, 10/10/2046 (b)	1,906,277	6,046
Series 2015-CR22, Class XA, IO, 0.60%, 3/10/2048 (b)	1,459,879	508
Series 2015-CR26, Class XA, IO, 0.88%, 10/10/2048 (b)	15,907,883	14,008
Series 2015-DC1, Class XA, IO, 0.66%, 2/10/2048 (b)	682,026	1,573
Series 2016-DC2, Class XA, IO, 0.91%, 2/10/2049 (b)	13,436,482	45,161
CSAIL Commercial Mortgage Trust:
Series 2015-C2, Class AS, 3.85%, 6/15/2057 (b)	900,000	890,634
Series 2015-C4, Class XA, IO, 0.79%, 11/15/2048 (b)	26,558,867	31,822
Series 2017-CX10, Class XA, IO, 0.84%, 11/15/2050 (b)	46,740,187	799,430
Series 2019-C17, Class XA, IO, VRN, 1.32%, 9/15/2052 (b)	27,584,979	1,195,605
CSMC Trust:
Series 2017-TIME, Class A, 3.65%, 11/13/2039 (a)	2,977,000	2,648,246
Series 2020-NET, Class A, 2.26%, 8/15/2037 (a)	941,544	925,688
Series 2021-B33, Class A1, 3.05%, 10/10/2043 (a)	598,315	558,951
Series 2021-B33, Class A2, 3.17%, 10/10/2043 (a)	1,410,000	1,232,507
Del Amo Fashion Center Trust Series 2017-AMO, Class A, 3.64%, 6/5/2035 (a) (b)	940,000	911,055
Extended Stay America Trust Series 2021-ESH, Class A, 1 mo. USD Term SOFR + 1.19%, 5.51%, 7/15/2038 (a) (b)	389,768	389,529
Grace Trust Series 2020-GRCE, Class D, VRN, 2.68%, 12/10/2040 (a) (b)	1,147,000	964,751
GS Mortgage Securities Corp. Trust:
Series 2018-TWR, Class A, 1 mo. USD Term SOFR + 1.20%, 5.52%, 7/15/2031 (a) (b)	283,000	226,835
Series 2018-TWR, Class D, 1 mo. USD Term SOFR + 1.90%, 6.22%, 7/15/2031 (a) (b)	650,000	36,264

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 2018-TWR, Class E, 1 mo. USD Term SOFR + 2.40%, 6.72%, 7/15/2031 (a) (b)	$650,000	$65,000
Series 2018-TWR, Class F, 1 mo. USD Term SOFR + 3.10%, 7.42%, 7/15/2031 (a) (b)	650,000	58,500
Series 2018-TWR, Class G, 1 mo. USD Term SOFR + 4.22%, 8.54%, 7/15/2031 (a) (b)	650,000	52,104
GS Mortgage Securities Trust:
Series 2014-GC24, Class XA, IO, 0.30%, 9/10/2047 (b)	2,250,180	4,440
Series 2015-GC32, Class XA, IO, 0.69%, 7/10/2048 (b)	13,742,322	537
Series 2015-GC34, Class A4, 3.51%, 10/10/2048	1,880,000	1,857,836
Series 2015-GC34, Class XA, IO, 1.16%, 10/10/2048 (b)	13,759,943	37,930
Series 2015-GS1, Class XA, IO, 0.75%, 11/10/2048 (b)	24,151,601	49,403
Series 2016-GS3, Class XA, IO, 1.18%, 10/10/2049 (b)	22,733,285	246,924
Series 2017-GS7, Class XA, IO, 1.07%, 8/10/2050 (b)	38,024,177	675,260
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2014-C20, Class B, 4.40%, 7/15/2047 (b)	188,684	179,382
Series 2015-JP1, Class XA, IO, 0.88%, 1/15/2049 (b)	13,527,831	45,627
Series 2022-NLP, Class A, 1 mo. USD Term SOFR + 0.60%, 4.92%, 4/15/2037 (a) (b)	1,757,303	1,727,454
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C25, Class XA, IO, 0.43%, 11/15/2047 (b)	923,617	1,026
Series 2015-C28, Class XA, IO, 1.03%, 10/15/2048 (b)	342,831	13
Series 2015-C30, Class XA, IO, 0.40%, 7/15/2048 (b)	17,946,615	5,614
Series 2015-C31, Class A3, 3.80%, 8/15/2048	809,369	803,847
JPMDB Commercial Mortgage Securities Trust Series 2016-C2, Class XA, IO, 1.47%, 6/15/2049 (b)	14,940,916	143,088
Security Description	Principal Amount	Value
LSTAR Commercial Mortgage Trust Series 2017-5, Class X, IO, 0.84%, 3/10/2050 (a) (b)	$31,911,439	$366,015
Manhattan West Mortgage Trust Series 2020-1MW, Class C, VRN, 2.34%, 9/10/2039 (a) (b)	1,300,000	1,202,747
MHC Trust Series 2021-MHC2, Class D, 1 mo. USD Term SOFR + 1.61%, 5.93%, 5/15/2038 (a) (b)	688,000	683,242
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2016-C28, Class XA, IO, 1.13%, 1/15/2049 (b)	17,237,930	91,347
Series 2016-C30, Class XA, IO, 1.28%, 9/15/2049 (b)	15,107,028	153,947
Series 2016-C31, Class C, 4.26%, 11/15/2049 (b)	2,300,000	2,028,973
Morgan Stanley Capital I Trust:
Series 2015-UBS8, Class XA, IO, 0.84%, 12/15/2048 (b)	20,397,337	44,427
Series 2016-UB12, Class XA, IO, 0.63%, 12/15/2049 (b)	43,689,268	333,090
Series 2016-UBS9, Class A4, 3.59%, 3/15/2049	913,000	900,465
Series 2019-L3, Class XA, IO, 0.61%, 11/15/2052 (b)	52,141,716	1,256,146
One New York Plaza Trust Series 2020-1NYP, Class C, 1 mo. USD Term SOFR + 2.31%, 6.63%, 1/15/2036 (a) (b)	1,599,000	1,489,503
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (a)	966,000	973,245
SFO Commercial Mortgage Trust Series 2021-555, Class A, 1 mo. USD Term SOFR + 1.26%, 5.58%, 5/15/2038 (a) (b)	1,390,000	1,372,712
SG Commercial Mortgage Securities Trust Series 2016-C5, Class B, 3.93%, 10/10/2048	450,000	427,391
SLG Office Trust Series 2021-OVA, Class E, 2.85%, 7/15/2041 (a)	1,450,000	1,203,770
SREIT Trust Series 2021-MFP, Class D, 1 mo. USD Term SOFR + 1.69%, 6.01%, 11/15/2038 (a) (b)	2,522,339	2,497,753

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
TCO Commercial Mortgage Trust Series 2024-DPM, Class C, 1 mo. USD Term SOFR + 1.99%, 6.31%, 12/15/2039 (a) (b)	$1,380,000	$1,385,874
UBS Commercial Mortgage Trust:
Series 2017-C1, Class XA, IO, 1.46%, 6/15/2050 (b)	14,726,634	338,474
Series 2017-C4, Class XA, IO, 1.09%, 10/15/2050 (b)	19,515,112	411,776
VEGAS Trust Series 2024-TI, Class A, 5.52%, 11/10/2039 (a)	957,000	964,245
Velocity Commercial Capital Loan Trust:
Series 2020-1, Class M3, VRN, 3.19%, 2/25/2050 (a) (b)	1,735,937	1,267,184
Series 2024-6, Class A, VRN, 5.81%, 12/25/2054 (a) (b)	5,765,151	5,820,145
Waterfall Commercial Mortgage Trust Series 2015-SBC5, Class A, 4.10%, 9/14/2022 (a) (b)	253,736	249,734
Wells Fargo Commercial Mortgage Trust:
Series 2015-C30, Class A4, 3.66%, 9/15/2058	574,375	571,907
Series 2015-NXS1, Class XA, IO, 0.78%, 5/15/2048 (b)	2,022,667	79
Series 2015-NXS2, Class XA, IO, 0.52%, 7/15/2058 (b)	17,103,647	668
Series 2015-P2, Class XA, IO, 0.90%, 12/15/2048 (b)	13,134,531	31,608
Series 2016-BNK1, Class XB, IO, VRN, 1.31%, 8/15/2049 (b)	19,849,000	310,478
Series 2016-C33, Class XA, IO, 1.53%, 3/15/2059 (b)	9,834,204	81,375
Series 2017-C38, Class XA, IO, 0.91%, 7/15/2050 (b)	32,210,211	490,350
Series 2017-RC1, Class XA, IO, 1.37%, 1/15/2060 (b)	15,009,413	310,671
Willowbrook Mall Series 2025-WBRK, Class A, 5.87%, 3/5/2035 (a)	1,393,000	1,428,789
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $132,789,598)		79,586,570

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 3.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (j) (k) (Cost $111,734,907)	111,734,907	$111,734,907
TOTAL INVESTMENTS — 99.2% (Cost $3,628,531,872)		3,480,963,677
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		26,340,292
NET ASSETS — 100.0%		$3,507,303,969
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 24.0% of net assets as of March 31, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Amount is less than 0.05% of net assets.
(d)	When-issued security.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2025, total aggregate fair value of the securities is $95,392, representing less than 0.05% of the Fund's net assets.
(f)	Security is currently in default and/or issuer is in bankruptcy.
(g)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2025. Maturity date shown is the final maturity.
(h)	Non-income producing security.
(i)	Position is unsettled. Contract rate was not determined at March 31, 2025 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(j)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(k)	The rate shown is the annualized seven-day yield at March 31, 2025.

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
IO	Interest Only
MTN	Medium Term Note
PIK	Payment in Kind
PO	Principal Only
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
VRN	Variable Rate Note
At March 31,2025, the Fund had unfunded loan commitments of $68,949, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
Air Comm Corp. LLC	26,539	26,439	(100)
Grant Thornton Advisors LLC	7,066	7,038	(28)
Kaman Corp.	17,241	17,033	(208)
Sauer Brands, Inc.	18,103	18,108	5
	$68,949	$68,618	$(331)

At March 31,2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Ultra Futures (Short)	(2,650)	06/18/2025	$(297,110,002)	$(302,431,250)	$(5,321,248)
2 Yr. U.S. Treasury Notes Futures (long)	6,445	06/30/2025	1,328,010,575	1,335,222,741	7,212,166
5 Yr. U.S. Treasury Notes Futures (long)	1,500	06/30/2025	160,533,193	162,234,376	1,701,183
U.S. Treasury Bond Futures (long)	4,650	06/18/2025	535,509,300	545,357,812	9,848,512
Ultra U.S. Treasury Bond Futures (long)	340	06/18/2025	40,768,863	41,564,999	796,136
					$14,236,749

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$424,170,149	$55,227	$424,225,376
Asset-Backed Securities	—	441,725,156	—	441,725,156
Foreign Government Obligations	—	8,510,369	—	8,510,369
U.S. Government Agency Obligations	—	1,219,684,289	—	1,219,684,289
See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
U.S. Treasury Obligations	$—	$716,184,103	$—	$716,184,103
Mortgage-Backed Securities	—	439,231,264	—	439,231,264
Commercial Mortgage Backed Securities	—	79,586,570	—	79,586,570
Common Stocks	—	—	40,165	40,165
Senior Floating Rate Loans	—	40,040,010	—	40,040,010
Warrants	—	1,468	—	1,468
Short-Term Investment	111,734,907	—	—	111,734,907
TOTAL INVESTMENTS	$111,734,907	$3,369,133,378	$95,392	$3,480,963,677
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans - Unrealized Appreciation	$—	$5	$—	$5
Unfunded Loans - Unrealized Depreciation	—	(336)	—	(336)
Futures Contracts - Unrealized Appreciation	19,557,997	—	—	19,557,997
Futures Contracts - Unrealized Depreciation	(5,321,248)	—	—	(5,321,248)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$14,236,749	$(331)	$—	$14,236,418

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	100,256,362	$100,256,362	$996,874,661	$985,396,116	$—	$—	111,734,907	$111,734,907	$3,905,349
See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
Schedule of Investments
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 91.4%
AUSTRALIA — 1.6%
AngloGold Ashanti Holdings PLC 3.38%, 11/1/2028	$1,700,000	$1,602,097
BRAZIL — 11.0%
Acu Petroleo Luxembourg SARL 7.50%, 7/13/2035	1,014,907	1,015,952
Banco do Brasil SA 10 yr. CMT + 4.40%, 8.75%, 10/15/2025 (a)	700,000	712,950
Braskem Netherlands Finance BV 7.25%, 2/13/2033	500,000	463,315
Cosan Overseas Ltd. 8.25%, 5/5/2025	300,000	299,400
CSN Resources SA 5.88%, 4/8/2032	400,000	326,556
Guara Norte SARL 5.20%, 6/15/2034	2,164,342	2,032,014
Itau Unibanco Holding SA 5 yr. CMT + 3.22%, 7.56%, 8/27/2025 (a)	200,000	201,516
LD Celulose International GmbH 7.95%, 1/26/2032 (b)	700,000	721,574
Minerva Luxembourg SA 8.88%, 9/13/2033	200,000	212,806
Movida Europe SA 7.85%, 4/11/2029	400,000	355,040
MV24 Capital BV 6.75%, 6/1/2034	601,680	579,809
NBM U.S. Holdings, Inc. 6.63%, 8/6/2029	500,000	499,900
Prumo Participacoes e Investimentos SA 7.50%, 12/31/2031	935,634	944,635
Raizen Fuels Finance SA 5.70%, 1/17/2035	2,000,000	1,903,220
Simpar Europe SA 5.20%, 1/26/2031	600,000	473,712
Unigel Luxembourg SA:
11.00%, 12/31/2028 (b)	129,106	51,643
13.50%, 12/31/2027 (b)	51,249	47,037
		10,841,079
CHILE — 11.0%
Agrosuper SA 4.60%, 1/20/2032	400,000	365,112
CAP SA 3.90%, 4/27/2031 (b)	2,100,000	1,727,376
Cencosud SA 4.38%, 7/17/2027	1,200,000	1,182,204
Chile Electricity Lux MPC II SARL 5.67%, 10/20/2035 (b) (c)	900,000	901,431
Chile Electricity Lux MPC SARL 6.01%, 1/20/2033	930,000	954,254
Chile Electricity PEC SpA Zero Coupon, 1/25/2028 (b)	1,948,336	1,694,780
Corp. Nacional del Cobre de Chile 5.13%, 2/2/2033	1,400,000	1,348,312
Empresa Electrica Angamos SA 4.88%, 5/25/2029	78,200	70,148
Empresa Electrica Cochrane SpA 5.50%, 5/14/2027	692,100	676,521
Security Description	Principal Amount	Value
GNL Quintero SA 4.63%, 7/31/2029	$1,800,640	$1,777,520
Sociedad de Transmision Austral SA 4.00%, 1/27/2032	200,000	183,768
		10,881,426
COLOMBIA — 5.3%
AL Candelaria -spain- SA:
5.75%, 6/15/2033 (b)	1,975,000	1,694,925
7.50%, 12/15/2028	177,083	177,209
Aris Mining Corp. 8.00%, 10/31/2029 (b)	200,000	203,164
Banco Davivienda SA 10 yr. CMT + 5.10%, 6.65%, 4/22/2031 (a) (b)	400,000	350,064
Bancolombia SA 5 yr. CMT + 4.32%, 8.63%, 12/24/2034 (a)	400,000	422,612
Canacol Energy Ltd. 5.75%, 11/24/2028	1,100,000	582,846
Ecopetrol SA:
4.63%, 11/2/2031	1,500,000	1,253,100
5.88%, 5/28/2045	100,000	70,324
5.88%, 11/2/2051	250,000	168,887
Fideicomiso PA Pacifico Tres 8.25%, 1/15/2035	160,900	163,330
Termocandelaria Power SA 7.75%, 9/17/2031 (b)	200,000	201,180
		5,287,641
DOMINICAN REPUBLIC — 0.2%
Aeropuertos Dominicanos Siglo XXI SA 7.00%, 6/30/2034 (b)	200,000	202,082
GUATEMALA — 0.5%
Banco Industrial SA 5 yr. CMT + 4.44%, 4.88%, 1/29/2031 (a)	350,000	346,861
Energuate Trust 5.88%, 5/3/2027	200,000	199,398
		546,259
INDIA — 8.8%
Adani Electricity Mumbai Ltd.:
3.87%, 7/22/2031	900,000	729,000
3.95%, 2/12/2030	1,011,000	863,316
Adani International Container Terminal Pvt Ltd. 3.00%, 2/16/2031 (b)	1,520,000	1,300,632
Adani Ports & Special Economic Zone Ltd.:
3.10%, 2/2/2031	1,000,000	805,860
4.38%, 7/3/2029	1,000,000	900,120
Adani Transmission Step-One Ltd.:
4.00%, 8/3/2026	700,000	672,617
4.25%, 5/21/2036	1,341,250	1,109,885
Bharti Airtel Ltd. 4.38%, 6/10/2025	2,000,000	1,998,140
JSW Hydro Energy Ltd. 4.13%, 5/18/2031	295,000	264,715
		8,644,285

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
INDONESIA — 6.4%
Freeport Indonesia PT:
4.76%, 4/14/2027	$1,100,000	$1,093,796
5.32%, 4/14/2032	400,000	392,872
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT 4.75%, 5/15/2025	2,200,000	2,198,196
Medco Laurel Tree Pte. Ltd. 6.95%, 11/12/2028	200,000	196,872
Pertamina Persero PT 1.40%, 2/9/2026	2,300,000	2,228,976
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.13%, 5/15/2027	200,000	196,440
		6,307,152
JAMAICA — 0.0% (d)
Digicel Group Holdings Ltd. Series 2A, Zero Coupon, 12/31/2030 (b) (e)	90,214	6,496
KUWAIT — 2.2%
EQUATE Petrochemical Co. KSC 5.00%, 5/18/2025	2,200,000	2,201,100
MEXICO — 12.5%
Banco Mercantil del Norte SA 10 yr. CMT + 5.47%, 7.50%, 6/27/2029 (a)	200,000	196,024
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico:
5 yr. CMT + 4.21%, 8.13%, 1/8/2039 (a)	300,000	307,260
5 yr. CMT + 4.31%, 5.88%, 9/13/2034 (a)	1,200,000	1,154,004
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.88%, 2/15/2039 (b)	700,000	715,281
Cemex SAB de CV 5 yr. CMT + 4.53%, 5.13%, 6/8/2026 (a)	200,000	195,990
Cometa Energia SA de CV 6.38%, 4/24/2035	1,519,104	1,512,936
Comision Federal de Electricidad:
3.35%, 2/9/2031	900,000	767,061
6.45%, 1/24/2035 (b)	600,000	576,948
Fermaca Enterprises S de Real de CV 6.38%, 3/30/2038	918,406	888,751
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%, 1/31/2041 (b)	2,187,351	2,171,602
Mexarrend SAPI de CV 10.25%, 7/24/2024 (b) (f)	300,000	5,580
Mexico Generadora de Energia S de Real 5.50%, 12/6/2032	1,887,466	1,858,116
Petroleos Mexicanos 6.75%, 9/21/2047	650,000	445,276
Security Description	Principal Amount	Value
Saavi Energia SARL 8.88%, 2/10/2035 (b)	$300,000	$303,297
Tierra Mojada Luxembourg II SARL 5.75%, 12/1/2040	1,300,906	1,210,779
		12,308,905
MOROCCO — 2.0%
OCP SA 6.75%, 5/2/2034	1,900,000	1,950,386
NETHERLANDS — 0.0% (d)
Unigel Netherlands Holding Corp. BV 15.00%, 12/31/2044	131,402	3,888
PANAMA — 0.9%
Empresa de Transmision Electrica SA 5.13%, 5/2/2049	246,000	181,777
Global Bank Corp. 3 mo. USD Term SOFR + 3.30%, 5.25%, 4/16/2029 (a)	800,000	755,000
		936,777
PARAGUAY — 3.9%
Banco Continental SAECA 2.75%, 12/10/2025	1,000,000	980,950
Bioceanico Sovereign Certificate Ltd. Zero Coupon, 6/5/2034	1,425,218	1,108,492
Frigorifico Concepcion SA 7.70%, 7/21/2028	200,000	152,760
Rutas 2 & 7 Finance Ltd. Zero Coupon, 9/30/2036	2,223,333	1,580,967
		3,823,169
PERU — 13.8%
Banco de Credito del Peru SA:
5 yr. CMT + 2.45%, 3.25%, 9/30/2031 (a)	1,050,000	1,010,751
5 yr. CMT + 3.00%, 3.13%, 7/1/2030 (a)	1,300,000	1,290,406
Banco Internacional del Peru SAA Interbank:
5 yr. CMT + 2.07%, 6.40%, 4/30/2035 (a) (b)	500,000	509,275
5 yr. CMT + 3.71%, 4.00%, 7/8/2030 (a)	2,050,000	2,037,659
Fenix Power Peru SA 4.32%, 9/20/2027	815,941	800,642
InRetail Consumer 3.25%, 3/22/2028	1,300,000	1,225,640
InRetail Shopping Malls 5.75%, 4/3/2028	1,250,000	1,239,950
Intercorp Financial Services, Inc. 4.13%, 10/19/2027	600,000	580,302
Intercorp Peru Ltd. 3.88%, 8/15/2029	400,000	374,584
Kallpa Generacion SA 4.13%, 8/16/2027	500,000	491,910
Lima Metro Line 2 Finance Ltd.:
4.35%, 4/5/2036	807,190	754,085
5.88%, 7/5/2034	1,497,065	1,507,484

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Minsur SA 4.50%, 10/28/2031	$500,000	$459,170
Niagara Energy SAC 5.75%, 10/3/2034	600,000	593,322
Orazul Energy Peru SA 5.63%, 4/28/2027	452,000	446,052
Petroleos del Peru SA:
4.75%, 6/19/2032	200,000	149,802
5.63%, 6/19/2047	200,000	125,600
		13,596,634
SINGAPORE — 6.8%
DBS Group Holdings Ltd. Series GMTN, 5 yr. CMT + 1.10%, 1.82%, 3/10/2031 (a)	2,250,000	2,193,875
Oversea-Chinese Banking Corp. Ltd. 5 yr. CMT + 1.58%, 1.83%, 9/10/2030 (a),(a) (b)	2,300,000	2,271,457
United Overseas Bank Ltd.:
5 yr. CMT + 1.23%, 2.00%, 10/14/2031 (a)	1,200,000	1,151,484
Series GMTN, 5 yr. CMT + 1.52%, 1.75%, 3/16/2031 (a)	1,100,000	1,068,975
		6,685,791
SOUTH AFRICA — 1.0%
Gold Fields Orogen Holdings BVI Ltd. 6.13%, 5/15/2029	1,000,000	1,037,778
UNITED ARAB EMIRATES — 1.5%
Galaxy Pipeline Assets Bidco Ltd. 2.94%, 9/30/2040	1,766,480	1,440,258
UNITED STATES — 1.6%
Freeport-McMoRan, Inc. 4.38%, 8/1/2028	700,000	690,697
GCC SAB de CV 3.61%, 4/20/2032	1,000,000	868,260
		1,558,957
VIETNAM — 0.4%
Mong Duong Finance Holdings BV 5.13%, 5/7/2029	381,225	369,381
TOTAL CORPORATE BONDS & NOTES (Cost $90,714,390)		90,231,541
FOREIGN GOVERNMENT OBLIGATIONS — 4.5%
COLOMBIA — 1.6%
Colombia Government International Bonds:
3.88%, 4/25/2027	450,000	436,561
4.13%, 5/15/2051	950,000	541,309
5.00%, 6/15/2045	900,000	607,153
		1,585,023
GUATEMALA — 0.3%
Guatemala Government Bonds 4.38%, 6/5/2027	300,000	292,614
Security Description	Principal Amount	Value
MEXICO — 1.5%
Mexico Government International Bonds:
4.40%, 2/12/2052	$1,100,000	$764,805
6.34%, 5/4/2053	800,000	729,283
		1,494,088
MOROCCO — 0.3%
Morocco Government International Bonds 3.00%, 12/15/2032	400,000	331,460
PARAGUAY — 0.3%
Paraguay Government International Bonds 2.74%, 1/29/2033	300,000	248,019
PERU — 0.5%
Peru Government International Bonds 3.00%, 1/15/2034	650,000	537,841
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $5,540,137)		4,489,045
Shares
COMMON STOCKS — 0.0%
NETHERLANDS — 0.0%
Stichting Administratiekantoor (e) (g)	485	—

SHORT-TERM INVESTMENT — 4.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (h) (i) (Cost $4,819,876)	4,819,876	4,819,876
TOTAL INVESTMENTS — 100.8% (Cost $101,074,403)		99,540,462
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(830,740)
NET ASSETS — 100.0%		$98,709,722
(a)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 10.2% of net assets as of March 31, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	When-issued security.
(d)	Amount is less than 0.05% of net assets.

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2025, total aggregate fair value of the securities is $6,496, representing less than 0.05% of the Fund's net assets.
(f)	Security is currently in default and/or issuer is in bankruptcy.
(g)	Non-income producing security.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at March 31, 2025.
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$90,225,045	$6,496	$90,231,541
Foreign Government Obligations	—	4,489,045	—	4,489,045
Common Stocks	—	—	0(a)	0
Short-Term Investment	4,819,876	—	—	4,819,876
TOTAL INVESTMENTS	$4,819,876	$94,714,090	$6,496	$99,540,462
(a)	The Fund held a Level 3 security that was valued at $0 at March 31, 2025.

Industry Breakdown as of March 31, 2025

% of Net Assets
Electric	21.0%
Banks	17.6
Mining	9.1
Oil & Gas	7.5
Pipelines	7.1
Commercial Services	6.1
Chemicals	4.8
Foreign Government Obligations	4.5
Transportation	3.4
Food	2.3
Iron/Steel	2.1
Oil & Gas Services	2.1
Telecommunications	2.0
Engineering & Construction	1.3
Real Estate	1.3
Retail	1.2
Construction Materials	1.1
Forest Products & Paper	0.7
Diversified Financial Services	0.6
Agriculture	0.1
Investment Company Security	0.0*
Financials	0.0*
Short-Term Investment	4.9
Liabilities in Excess of Other Assets	(0.8)
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	589,301	$589,301	$32,943,485	$28,712,910	$—	$—	4,819,876	$4,819,876	$39,584
See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 18.8%
AGRICULTURE — 0.3%
Altria Group, Inc. 6.20%, 11/1/2028	$80,000	$83,986
BAT Capital Corp. 4.91%, 4/2/2030	23,000	23,037
BAT International Finance PLC 5.93%, 2/2/2029	183,000	190,620
Bunge Ltd. Finance Corp. 4.20%, 9/17/2029	187,000	183,915
		481,558
AIRLINES — 0.4%
Delta Air Lines, Inc. 7.38%, 1/15/2026	54,000	54,955
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028 (a)	13,000	12,938
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 6/20/2027 (a)	695,250	698,135
		766,028
AUTO MANUFACTURERS — 0.1%
Hyundai Capital America 4.55%, 9/26/2029 (a)	256,000	250,570
BANKS — 2.7%
Bank of America Corp.:
Series MTN, 3 mo. USD Term SOFR + 1.32%, 3.56%, 4/23/2027 (b)	158,000	156,272
Series MTN, SOFR + 1.75%, 4.83%, 7/22/2026 (b)	41,000	41,009
SOFR + 0.83%, 4.98%, 1/24/2029 (b)	365,000	368,544
Canadian Imperial Bank of Commerce SOFR + 1.11%, 5.25%, 1/13/2031 (b)	181,000	183,297
Citigroup, Inc.:
SOFR + 1.34%, 4.54%, 9/19/2030 (b)	445,000	438,921
SOFR + 0.87%, 4.79%, 3/4/2029 (b)	214,000	214,402
Citizens Financial Group, Inc.:
4.30%, 12/3/2025	23,000	22,865
SOFR + 2.01%, 5.84%, 1/23/2030 (b)	193,000	198,143
Goldman Sachs Bank USA SOFR + 0.77%, 5.13%, 3/18/2027 (b)	284,000	284,466
Huntington Bancshares, Inc. SOFR + 1.28%, 5.27%, 1/15/2031 (b)	76,000	76,724
Security Description	Principal Amount	Value
JPMorgan Chase & Co.:
SOFR + 0.80%, 4.92%, 1/24/2029 (b)	$292,000	$294,684
SOFR + 0.92%, 5.28%, 4/22/2028 (b)	401,000	403,214
M&T Bank Corp. Series MTN, SOFR + 0.93%, 4.83%, 1/16/2029 (b)	114,000	113,945
PNC Financial Services Group, Inc. SOFR + 1.32%, 5.81%, 6/12/2026 (b)	246,000	246,428
Royal Bank of Canada Series GMTN, SOFR + 0.86%, 5.22%, 10/18/2028 (b)	363,000	363,839
Santander Holdings USA, Inc. SOFR + 1.61%, 5.47%, 3/20/2029 (b)	235,000	236,285
Truist Financial Corp.:
Series MTN, SOFR + 1.46%, 4.26%, 7/28/2026 (b)	458,000	457,185
Series MTN, SOFR + 2.45%, 7.16%, 10/30/2029 (b)	596,000	641,517
U.S. Bancorp SOFR + 1.43%, 5.73%, 10/21/2026 (b)	29,000	29,165
Wells Fargo & Co.:
Series MTN, SOFR + 1.07%, 5.43%, 4/22/2028 (b)	357,000	359,567
SOFR + 1.79%, 6.30%, 10/23/2029 (b)	172,000	180,806
		5,311,278
BIOTECHNOLOGY — 0.1%
Illumina, Inc. 4.65%, 9/9/2026	148,000	147,933
CHEMICALS — 0.1%
LYB Finance Co. BV 8.10%, 3/15/2027 (a)	27,000	28,496
Sherwin-Williams Co. 4.55%, 3/1/2028	84,000	84,108
		112,604
COMMERCIAL SERVICES — 0.7%
Element Fleet Management Corp. 5.04%, 3/25/2030 (a)	558,000	558,525
Equifax, Inc. 4.80%, 9/15/2029	240,000	240,235
Global Payments, Inc. 5.30%, 8/15/2029	111,000	112,619
PayPal Holdings, Inc. 4.45%, 3/6/2028	129,000	129,428
Quanta Services, Inc. 4.75%, 8/9/2027	216,000	216,326
		1,257,133

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
COMPUTERS — 0.1%
Kyndryl Holdings, Inc. 2.05%, 10/15/2026	$168,000	$161,473
CONSTRUCTION MATERIALS — 0.0% (c)
Mohawk Industries, Inc. 5.85%, 9/18/2028	11,000	11,398
DIVERSIFIED FINANCIAL SERVICES — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 5.75%, 6/6/2028	371,000	381,481
Ally Financial, Inc.:
SOFR + 2.82%, 6.85%, 1/3/2030 (b)	35,000	36,567
SOFR + 3.26%, 6.99%, 6/13/2029 (b)	47,000	49,001
Avolon Holdings Funding Ltd.:
5.38%, 5/30/2030 (a)	396,000	396,471
6.38%, 5/4/2028 (a)	175,000	181,008
Capital One Financial Corp. SOFR + 2.16%, 4.99%, 7/24/2026 (b)	573,000	573,120
LPL Holdings, Inc. 4.63%, 11/15/2027 (a)	247,000	244,770
		1,862,418
ELECTRIC — 1.6%
Algonquin Power & Utilities Corp. 5.37%, 6/15/2026 (d)	122,000	122,675
American Electric Power Co., Inc. 5.20%, 1/15/2029	481,000	488,965
CenterPoint Energy, Inc. 5.40%, 6/1/2029	153,000	156,398
Dominion Energy, Inc. 5.00%, 6/15/2030	214,000	215,111
DTE Energy Co. 5.20%, 4/1/2030	211,000	213,697
Evergy Kansas Central, Inc. 4.70%, 3/13/2028	125,000	125,429
Eversource Energy 4.75%, 5/15/2026	48,000	48,014
Exelon Corp. 5.15%, 3/15/2029	231,000	235,072
FirstEnergy Transmission LLC 4.55%, 1/15/2030	10,000	9,874
Interstate Power & Light Co. 3.60%, 4/1/2029	110,000	105,820
ITC Holdings Corp. 4.95%, 9/22/2027 (a)	22,000	22,156
National Rural Utilities Cooperative Finance Corp. 4.75%, 2/7/2028	292,000	294,803
NextEra Energy Capital Holdings, Inc. 5.05%, 3/15/2030	546,000	553,366
Security Description	Principal Amount	Value
Public Service Enterprise Group, Inc. 5.88%, 10/15/2028	$348,000	$361,944
Xcel Energy, Inc. 4.00%, 6/15/2028	65,000	63,703
		3,017,027
ELECTRONICS — 0.1%
Arrow Electronics, Inc. 5.15%, 8/21/2029	279,000	280,370
ENGINEERING & CONSTRUCTION — 0.5%
Jacobs Engineering Group, Inc. 6.35%, 8/18/2028	624,000	651,706
MasTec, Inc. 4.50%, 8/15/2028 (a)	378,000	368,860
		1,020,566
ENVIRONMENTAL CONTROL — 0.3%
Republic Services, Inc. 4.75%, 7/15/2030	213,000	214,037
Veralto Corp. 5.50%, 9/18/2026	396,000	400,911
		614,948
FOOD — 0.3%
Mars, Inc. 4.80%, 3/1/2030 (a)	428,000	430,615
Sysco Corp. 5.10%, 9/23/2030	183,000	185,789
		616,404
GAS — 0.3%
National Fuel Gas Co. 5.50%, 3/15/2030	181,000	184,213
NiSource, Inc. 5.20%, 7/1/2029	376,000	382,903
		567,116
HEALTH CARE PRODUCTS — 0.5%
Agilent Technologies, Inc. 4.20%, 9/9/2027	25,000	24,851
Edwards Lifesciences Corp. 4.30%, 6/15/2028	251,000	247,928
GE HealthCare Technologies, Inc. 4.80%, 8/14/2029	490,000	491,828
Zimmer Biomet Holdings, Inc.:
4.70%, 2/19/2027	72,000	72,235
5.05%, 2/19/2030	211,000	213,198
		1,050,040
HEALTH CARE SERVICES — 0.3%
Elevance Health, Inc. 5.15%, 6/15/2029	231,000	235,643
Laboratory Corp. of America Holdings 4.35%, 4/1/2030	244,000	238,891

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Quest Diagnostics, Inc. 4.20%, 6/30/2029	$184,000	$181,129
		655,663
HOME BUILDERS — 0.2%
Lennar Corp. 5.25%, 6/1/2026	76,000	76,259
Meritage Homes Corp.:
3.88%, 4/15/2029 (a)	27,000	25,698
5.13%, 6/6/2027	181,000	182,296
Toll Brothers Finance Corp. 4.88%, 3/15/2027	42,000	42,026
		326,279
HOUSEHOLD PRODUCTS & WARES — 0.0% (c)
Avery Dennison Corp. 4.88%, 12/6/2028	49,000	49,299
INSURANCE — 0.6%
American National Group, Inc. 5.75%, 10/1/2029	114,000	114,992
Athene Global Funding 4.72%, 10/8/2029 (a)	561,000	553,786
CNA Financial Corp. 3.90%, 5/1/2029	80,000	77,576
Corebridge Global Funding 5.75%, 7/2/2026 (a)	288,000	292,291
New York Life Global Funding:
4.70%, 1/29/2029 (a)	36,000	36,207
SOFR + 0.48%, 4.84%, 6/9/2026 (a) (b)	28,000	28,034
Pacific Life Global Funding II SOFR + 0.62%, 4.98%, 6/4/2026 (a) (b)	25,000	25,059
RGA Global Funding 6.00%, 11/21/2028 (a)	22,000	23,024
		1,150,969
INTERNET — 0.1%
Uber Technologies, Inc. 6.25%, 1/15/2028 (a)	107,000	107,710
INVESTMENT COMPANY SECURITY — 0.3%
ARES Capital Corp. 5.88%, 3/1/2029	599,000	608,099
IT SERVICES — 0.4%
Dell International LLC/EMC Corp. 4.35%, 2/1/2030	378,000	369,533
Hewlett Packard Enterprise Co. 4.55%, 10/15/2029	486,000	480,785
		850,318
LODGING — 0.2%
Hyatt Hotels Corp. 5.25%, 6/30/2029	236,000	238,280
Marriott International, Inc. 4.80%, 3/15/2030	239,000	238,464
		476,744
Security Description	Principal Amount	Value
MACHINERY-DIVERSIFIED — 0.2%
AGCO Corp. 5.45%, 3/21/2027	$146,000	$147,866
CNH Industrial Capital LLC 4.50%, 10/8/2027	209,000	207,963
		355,829
MEDIA — 0.2%
Videotron Ltd. 5.13%, 4/15/2027 (a)	481,000	480,408
MINING — 0.4%
Freeport-McMoRan, Inc. 4.25%, 3/1/2030	24,000	23,167
Glencore Funding LLC:
4.91%, 4/1/2028 (a) (e)	77,000	77,281
SOFR + 1.06%, 5.41%, 4/4/2027 (a) (b)	352,000	353,429
Rio Tinto Finance USA PLC 4.88%, 3/14/2030	257,000	259,575
		713,452
OIL & GAS — 0.4%
APA Corp. 4.25%, 1/15/2030 (a)	259,000	246,343
Coterra Energy, Inc.:
3.90%, 5/15/2027	29,000	28,542
4.38%, 3/15/2029	18,000	17,725
Devon Energy Corp. 5.25%, 10/15/2027	76,000	76,224
EQT Corp.:
3.90%, 10/1/2027	30,000	29,447
7.00%, 2/1/2030	48,000	51,782
Occidental Petroleum Corp. 5.20%, 8/1/2029	368,000	367,702
		817,765
PACKAGING & CONTAINERS — 0.1%
Amcor Flexibles North America, Inc. 4.80%, 3/17/2028 (a)	95,000	95,545
Sonoco Products Co. 4.45%, 9/1/2026	137,000	136,611
		232,156
PHARMACEUTICALS — 0.3%
AbbVie, Inc. 4.88%, 3/15/2030	148,000	150,106
Cardinal Health, Inc. 5.13%, 2/15/2029	177,000	179,703
Merck Sharp & Dohme Corp. 5.95%, 12/1/2028	283,000	298,338
		628,147
PIPELINES — 1.9%
Boardwalk Pipelines LP 4.45%, 7/15/2027	122,000	121,215
Cheniere Energy Partners LP 4.50%, 10/1/2029	278,000	270,914

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
DCP Midstream Operating LP 5.13%, 5/15/2029	$68,000	$68,438
Enbridge, Inc. 6.00%, 11/15/2028	97,000	100,972
Energy Transfer LP 6.05%, 12/1/2026	422,000	431,170
Kinder Morgan, Inc. 5.00%, 2/1/2029	179,000	180,448
MPLX LP 4.80%, 2/15/2029	368,000	368,530
NGPL PipeCo LLC 4.88%, 8/15/2027 (a)	263,000	262,298
ONEOK, Inc.:
4.40%, 10/15/2029	185,000	181,736
5.38%, 6/1/2029	376,000	382,200
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.50%, 3/1/2030	269,000	271,319
6.50%, 7/15/2027	131,000	131,650
6.88%, 1/15/2029	343,000	351,167
Western Midstream Operating LP:
4.05%, 2/1/2030	232,000	221,449
6.35%, 1/15/2029	50,000	52,197
Williams Cos., Inc. 4.80%, 11/15/2029	249,000	249,635
		3,645,338
REAL ESTATE INVESTMENT TRUSTS — 1.6%
American Homes 4 Rent LP 4.25%, 2/15/2028	121,000	119,640
American Tower Corp. 4.90%, 3/15/2030	644,000	647,194
CubeSmart LP 4.38%, 2/15/2029	151,000	148,040
DOC Dr. LLC 4.30%, 3/15/2027	40,000	39,750
EPR Properties 4.95%, 4/15/2028	57,000	56,452
Extra Space Storage LP 5.50%, 7/1/2030	750,000	768,870
Host Hotels & Resorts LP Series H, 3.38%, 12/15/2029	199,000	184,847
Omega Healthcare Investors, Inc. 4.75%, 1/15/2028	169,000	168,501
VICI Properties LP/VICI Note Co., Inc. 4.25%, 12/1/2026 (a)	523,000	517,430
Welltower OP LLC 4.00%, 6/1/2025	455,000	454,791
		3,105,515
RETAIL — 0.3%
Darden Restaurants, Inc. 4.35%, 10/15/2027	104,000	103,221
Security Description	Principal Amount	Value
Genuine Parts Co. 4.95%, 8/15/2029	$415,000	$416,685
		519,906
SEMICONDUCTORS — 0.5%
Broadcom, Inc.:
3.15%, 11/15/2025	380,000	376,561
4.35%, 2/15/2030	157,000	154,504
Marvell Technology, Inc. 5.75%, 2/15/2029	174,000	179,371
Microchip Technology, Inc. 4.25%, 9/1/2025	171,000	170,590
		881,026
SOFTWARE — 1.0%
AppLovin Corp. 5.13%, 12/1/2029	223,000	223,800
Atlassian Corp. 5.25%, 5/15/2029	179,000	182,197
Fiserv, Inc. 4.75%, 3/15/2030	573,000	571,751
Oracle Corp. 5.80%, 11/10/2025	430,000	432,980
Take-Two Interactive Software, Inc. 4.95%, 3/28/2028	439,000	443,175
		1,853,903
TRANSPORTATION — 0.3%
Canadian Pacific Railway Co. 4.80%, 3/30/2030	430,000	431,449
Norfolk Southern Corp. 7.80%, 5/15/2027	143,000	152,675
Ryder System, Inc.:
Series GMTN, 4.95%, 9/1/2029	69,000	69,445
Series MTN, 5.25%, 6/1/2028	13,000	13,235
		666,804
TRUCKING & LEASING — 0.3%
GATX Corp.:
4.00%, 6/30/2030	14,000	13,456
4.70%, 4/1/2029	183,000	182,325
Penske Truck Leasing Co. LP/PTL Finance Corp. 5.25%, 2/1/2030 (a)	394,000	398,815
		594,596
WATER — 0.1%
Essential Utilities, Inc.:
3.57%, 5/1/2029	10,000	9,545
4.80%, 8/15/2027	153,000	153,589
		163,134
TOTAL CORPORATE BONDS & NOTES (Cost $36,228,918)		36,411,924

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
ASSET-BACKED SECURITIES — 22.3%
AUTOMOBILE — 2.0%
Bridgecrest Lending Auto Securitization Trust Series 2024-2, Class A2, 5.78%, 2/16/2027	$101,488	$101,583
Carvana Auto Receivables Trust:
Series 2024-N1, Class A2, 5.76%, 4/12/2027 (a)	206,440	206,771
Series 2023-P5, Class A2, 5.77%, 4/12/2027 (a)	135,937	136,122
Series 2024-P3, Class A4, 4.31%, 9/10/2030	300,000	296,775
Chase Auto Owner Trust Series 2024-5A, Class A4, 4.15%, 3/25/2030 (a)	525,000	520,517
Citizens Auto Receivables Trust Series 2023-2, Class A2A, 6.09%, 10/15/2026 (a)	35,445	35,489
CPS Auto Receivables Trust Series 2021-A, Class D, 1.16%, 12/15/2026 (a)	10,054	10,038
Exeter Automobile Receivables Trust Series 2024-5A, Class A3, 4.45%, 3/15/2028	650,000	648,935
GLS Auto Receivables Issuer Trust Series 2025-1A, Class C, 5.07%, 11/15/2030 (a)	550,000	551,650
Research-Driven Pagaya Motor Asset Trust Series 2025-1A, Class A, 5.04%, 6/27/2033 (a)	750,000	750,442
SCCU Auto Receivables Trust Series 2024-1A, Class A2, 5.45%, 12/15/2027 (a)	326,707	327,784
Westlake Automobile Receivables Trust:
Series 2023-2A, Class A3, 5.80%, 2/16/2027 (a)	177,209	177,430
Series 2023-4A, Class A2, 6.23%, 1/15/2027 (a)	161,886	162,325
		3,925,861
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.5%
ACREC Ltd. Series 2021-FL1, Class A, 1 mo. USD Term SOFR + 1.26%, 5.58%, 10/16/2036 (a) (b)	192,385	192,395
Security Description	Principal Amount	Value
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1, Class A, 30 day USD SOFR Average + 1.45%, 5.80%, 1/15/2037 (a) (b)	$225,514	$225,512
BDS LLC:
Series 2024-FL13, Class A, 1 mo. USD Term SOFR + 1.58%, 5.89%, 9/19/2039 (a) (b)	300,000	300,699
Series 2022-FL11, Class ATS, 1 mo. USD Term SOFR + 1.80%, 6.12%, 3/19/2039 (a) (b)	177,810	178,948
BDS Ltd. Series 2021-FL9, Class A, 1 mo. USD Term SOFR + 1.18%, 5.50%, 11/16/2038 (a) (b)	44,697	44,628
BRSP Ltd. Series 2021-FL1, Class A, 1 mo. USD Term SOFR + 1.26%, 5.58%, 8/19/2038 (a) (b)	146,176	145,857
BSPRT Issuer Ltd.:
Series 2021-FL7, Class A, 1 mo. USD Term SOFR + 1.43%, 5.75%, 12/15/2038 (a) (b)	65,579	65,582
Series 2022-FL8, Class A, 30 day USD SOFR Average + 1.50%, 5.85%, 2/15/2037 (a) (b)	133,678	133,702
Series 2021-FL6, Class A, 1 mo. USD Term SOFR + 1.21%, 5.53%, 3/15/2036 (a) (b)	23,938	23,936
FS Rialto Issuer LLC:
Series 2021-FL3, Class A, 1 mo. USD Term SOFR + 1.36%, 5.68%, 11/16/2036 (a) (b)	186,330	186,387
Series 2022-FL4, Class AS, 30 day USD SOFR Average + 2.40%, 6.74%, 1/19/2039 (a) (b)	250,000	250,202
Series 2021-FL2, Class A, 1 mo. USD Term SOFR + 1.33%, 5.65%, 5/16/2038 (a) (b)	197,174	196,853
Greystone CRE Notes Ltd. Series 2021-FL3, Class A, 1 mo. USD Term SOFR + 1.13%, 5.45%, 7/15/2039 (a) (b)	188,583	188,124

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
KREF Ltd.:
Series 2021-FL2, Class AS, 1 mo. USD Term SOFR + 1.41%, 5.73%, 2/15/2039 (a) (b)	$250,000	$249,331
Series 2022-FL3, Class A, 1 mo. USD Term SOFR + 1.45%, 5.77%, 2/17/2039 (a) (b)	178,414	178,314
Series 2021-FL2, Class A, 1 mo. USD Term SOFR + 1.18%, 5.50%, 2/15/2039 (a) (b)	172,432	172,036
LCCM Trust Series 2021-FL3, Class A, 1 mo. USD Term SOFR + 1.56%, 5.88%, 11/15/2038 (a) (b)	43,654	43,654
LFT CRE Ltd. Series 2021-FL1, Class A, 1 mo. USD Term SOFR + 1.28%, 5.60%, 6/15/2039 (a) (b)	178,277	178,362
LoanCore Issuer Ltd.:
Series 2021-CRE6, Class A, 1 mo. USD Term SOFR + 1.41%, 5.73%, 11/15/2038 (a) (b)	202,593	202,626
Series 2022-CRE7, Class A, 30 day USD SOFR Average + 1.55%, 5.90%, 1/17/2037 (a) (b)	434,722	434,417
MF1 LLC Series 2022-FL9, Class A, 1 mo. USD Term SOFR + 2.15%, 6.47%, 6/19/2037 (a) (b)	237,298	237,355
MF1 Ltd.:
Series 2022-FL8, Class A, 1 mo. USD Term SOFR + 1.35%, 5.67%, 2/19/2037 (a) (b)	289,270	288,746
Series 2021-FL7, Class A, 1 mo. USD Term SOFR + 1.19%, 5.51%, 10/16/2036 (a) (b)	188,891	188,646
Series 2021-FL6, Class A, 1 mo. USD Term SOFR + 1.21%, 5.53%, 7/16/2036 (a) (b)	71,555	71,339
Starwood Ltd. Series 2022-FL3, Class A, 30 day USD SOFR Average + 1.35%, 5.70%, 11/15/2038 (a) (b)	184,943	184,269
Security Description	Principal Amount	Value
TRTX Issuer Ltd. Series 2022-FL5, Class A, 1 mo. USD Term SOFR + 1.65%, 5.97%, 2/15/2039 (a) (b)	$308,934	$308,932
		4,870,852
HOME EQUITY ABS — 0.3%
Credit-Based Asset Servicing & Securitization LLC Series 2004-CB7, Class M1, 1 mo. USD Term SOFR + 1.12%, 3.66%, 10/25/2034 (b)	451,867	407,251
Washington Mutual Asset-Backed Certificates WMABS Trust Series 2006-HE5, Class 2A2, 1 mo. USD Term SOFR + 0.47%, 4.34%, 10/25/2036 (b)	256,090	86,594
		493,845
OTHER ABS — 15.8%
ACHV ABS Trust:
Series 2024-2PL, Class B, 5.43%, 10/27/2031 (a)	347,485	347,916
Series 2023-4CP, Class C, 7.71%, 11/25/2030 (a)	424,821	426,595
Series 2024-3AL, Class A, 5.01%, 12/26/2031 (a)	316,855	316,904
Series 2024-2PL, Class A, 5.07%, 10/27/2031 (a)	117,920	118,010
Affirm Asset Securitization Trust Series 2024-X1, Class A, 6.27%, 5/15/2029 (a)	174,089	174,374
Affirm Master Trust:
Series 2025-1A, Class B, 5.13%, 2/15/2033 (a)	200,000	200,364
Series 2025-1A, Class C, 5.28%, 2/15/2033 (a)	200,000	199,732
Allegro CLO XV Ltd. Series 2022-1A, Class A1R, 3 mo. USD Term SOFR + 1.18%, 5.49%, 4/20/2038 (a) (b)	1,000,000	998,393
Anchorage Capital CLO 19 Ltd. Series 2021-19A, Class A, 3 mo. USD Term SOFR + 1.47%, 5.77%, 10/15/2034 (a) (b)	1,500,000	1,499,700
Avant Loans Funding Trust:
Series 2024-REV1, Class A, 5.92%, 10/15/2033 (a)	250,000	252,791
Series 2025-REV1, Class A, 5.12%, 5/15/2034 (a)	750,000	748,599
Series 2025-REV1, Class B, 5.42%, 5/15/2034 (a)	250,000	250,179

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Bain Capital Credit CLO Ltd. Series 2022-6A, Class A1R, 3 mo. USD Term SOFR + 1.37%, 5.66%, 1/22/2038 (a) (b)	$500,000	$499,750
Bridge Street CLO I Ltd. Series 2020-1A, Class A1R, 3 mo. USD Term SOFR + 1.55%, 5.84%, 7/20/2037 (a) (b)	1,000,000	1,001,300
Bridge Street CLO Ltd. Series 2025-1A, Class A1, 3 mo. USD Term SOFR - 1.22%, 0.00%, 4/20/2038 (a) (b) (e)	1,000,000	998,921
CarVal CLO IV Ltd. Series 2021-1A, Class A1A, 3 mo. USD Term SOFR + 1.44%, 5.73%, 7/20/2034 (a) (b)	500,000	500,600
CarVal CLO IX-C Ltd. Series 2024-1A, Class A, 3 mo. USD Term SOFR + 1.68%, 5.97%, 4/20/2037 (a) (b)	500,000	500,525
CIFC Funding Ltd. Series 2021-5A, Class A1R, 3 mo. USD Term SOFR + 1.26%, 5.57%, 1/15/2038 (a) (b)	1,000,000	1,001,320
Diamond Resorts Owner Trust Series 2021-1A, Class A, 1.51%, 11/21/2033 (a)	215,929	212,434
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23, 4.12%, 7/25/2047 (a)	846,000	830,607
GreenSky Home Improvement Issuer Trust Series 2025-1A, Class A4, 5.22%, 3/25/2060 (a)	500,000	501,652
Katayma CLO II Ltd. Series 2024-2A, Class A1, 3 mo. USD Term SOFR + 1.65%, 5.94%, 4/20/2037 (a) (b)	500,000	501,350
Loanpal Solar Loan Ltd. Series 2021-1GS, Class A, 2.29%, 1/20/2048 (a)	275,194	222,795
Marble Point CLO XXI Ltd. Series 2021-3A, Class A1, 3 mo. USD Term SOFR + 1.50%, 5.80%, 10/17/2034 (a) (b)	2,000,000	2,003,318
Marlette Funding Trust:
Series 2022-3A, Class B, 5.95%, 11/15/2032 (a)	72,907	72,948
Series 2024-1A, Class A, 5.95%, 7/17/2034 (a)	196,562	197,203
Security Description	Principal Amount	Value
Pagaya AI Debt Grantor Trust Series 2025-1, Class B, 5.63%, 7/15/2032 (a)	$500,000	$501,582
Pagaya AI Debt Trust Series 2023-8, Class A, 7.30%, 6/16/2031 (a)	339,355	343,469
Park Avenue Institutional Advisers CLO Ltd. Series 2021-1A, Class A1A, 3 mo. USD Term SOFR + 1.65%, 5.94%, 1/20/2034 (a) (b)	1,500,000	1,499,400
Peace Park CLO Ltd. Series 2021-1A, Class A, 3 mo. USD Term SOFR + 1.39%, 5.68%, 10/20/2034 (a) (b)	1,000,000	1,000,306
Reach ABS Trust Series 2025-1A, Class A, 4.96%, 8/16/2032 (a)	668,497	667,720
Regatta VI Funding Ltd. Series 2016-1A, Class AR2, 3 mo. USD Term SOFR + 1.42%, 5.71%, 4/20/2034 (a) (b)	1,000,000	999,800
Regatta XXIII Funding Ltd. Series 2021-4A, Class A1, 3 mo. USD Term SOFR + 1.41%, 5.70%, 1/20/2035 (a) (b)	2,265,000	2,262,508
Retained Vantage Data Centers Issuer LLC Series 2023-1A, Class A2A, 5.00%, 9/15/2048 (a)	250,000	246,937
Rockford Tower CLO Ltd. Series 2024-1A, Class A1, 3 mo. USD Term SOFR + 1.61%, 5.90%, 4/20/2037 (a) (b)	1,000,000	1,004,017
Sapphire Aviation Finance II Ltd. Series 2020-1A, Class A, 3.23%, 3/15/2040 (a)	270,168	256,657
Shackleton CLO Ltd. Series 2013-3A, Class AR, 3 mo. USD Term SOFR + 1.38%, 5.68%, 7/15/2030 (a) (b)	62,259	62,222
Slam Ltd. Series 2024-1A, Class A, 5.34%, 9/15/2049 (a)	338,874	334,330
SoFi Consumer Loan Program Trust Series 2025-1, Class B, 5.12%, 2/27/2034 (a)	750,000	749,987
Sound Point CLO 38 Ltd. Series 2024-38A, Class A1, 3 mo. USD Term SOFR + 1.60%, 5.92%, 2/20/2037 (a) (b)	1,000,000	1,003,909

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Steele Creek CLO Ltd. Series 2019-2A, Class ARR, 3 mo. USD Term SOFR + 1.00%, 5.31%, 7/15/2032 (a) (b)	$1,000,000	$999,106
Storm King Park CLO Ltd. Series 2022-1A, Class AR, 3 mo. USD Term SOFR + 1.36%, 5.66%, 10/15/2037 (a) (b)	1,000,000	1,001,804
Tesla Sustainable Energy Trust Series 2024-1A, Class A2, 5.08%, 6/21/2050 (a)	450,000	452,610
Trestles CLO VI Ltd. Series 2023-6A, Class A1R, 3 mo. USD Term SOFR + 1.18%, 5.45%, 4/25/2038 (a) (b)	500,000	498,526
Vibrant CLO VIII Ltd. Series 2018-8A, Class A1A, 3 mo. USD Term SOFR + 1.40%, 5.69%, 1/20/2031 (a) (b)	93,749	93,762
Wellfleet CLO Ltd. Series 2020-2A, Class AR, 3 mo. USD Term SOFR + 1.48%, 5.78%, 7/15/2034 (a) (b)	1,000,000	999,800
Wellington Management CLO 4 Ltd. Series 2025-4A, Class A, 3 mo. USD Term SOFR + 1.15%, 5.43%, 4/18/2038 (a) (b)	1,000,000	998,921
		30,555,653
STUDENT LOAN ABS — 0.2%
Commonbond Student Loan Trust Series 2018-BGS, Class B, 3.99%, 9/25/2045 (a)	71,448	68,829
Laurel Road Prime Student Loan Trust Series 2019-A, Class A1FX, 2.34%, 10/25/2048 (a)	4,757	4,757
Navient Private Education Refi Loan Trust Series 2022-A, Class A, 2.23%, 7/15/2070 (a)	224,072	203,816
		277,402
WL COLLATERAL CMO — 1.5%
Pret LLC Series 2025-NPL2, Class A1, 5.84%, 3/25/2055 (a) (d)	990,044	993,201
PRPM LLC Series 2022-1, Class A1, 6.72%, 2/25/2027 (a) (d)	1,302,114	1,302,796
Security Description	Principal Amount	Value
VOLT C LLC Series 2021-NPL9, Class A1, 4.99%, 5/25/2051 (a) (d)	$194,886	$194,793
VOLT CI LLC Series 2021-NP10, Class A1, 4.99%, 5/25/2051 (a) (d)	436,423	436,293
		2,927,083
TOTAL ASSET-BACKED SECURITIES (Cost $43,033,853)		43,050,696
U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.0%
Federal Home Loan Mortgage Corp.:
5.50%, 2/1/2055	635,418	640,048
6.00%, 8/1/2054	391,835	399,472
Federal Home Loan Mortgage Corp. REMICS:
Series 4990, Class FN, 30 day USD SOFR Average + 0.46%, 4.80%, 5/25/2050 (b)	698,462	672,882
Series 4461, Class BA, CMO, 2.00%, 12/15/2043	324,264	306,105
Series 5179, Class GD, CMO, 2.00%, 12/25/2047	779,635	665,416
Series 4030, Class AN, CMO, REMIC, 1.75%, 4/15/2027	37,960	37,545
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1, Class M1, 30 day USD SOFR Average + 1.25%, 5.59%, 3/25/2044 (a) (b)	1,180,462	1,179,994
Federal National Mortgage Association:
3.00%, 11/1/2033	438,227	422,279
3.00%, 11/1/2036	122,753	115,164
5.00%, 8/1/2043	679,752	678,936
5.50%, 4/1/2054	627,786	633,467
5.50%, 2/1/2055	634,178	639,268
6.00%, 10/1/2053	349,319	357,398
Federal National Mortgage Association REMICS:
Series 2008-9, Class FA, 30 day USD SOFR Average + 0.61%, 4.95%, 2/25/2038 (b)	757,154	750,400
Series 2025-15, Class FQ, CMO, 30 day USD SOFR Average + 1.20%, 5.54%, 4/25/2055 (b)	683,000	680,866
Series 2010-141, Class FB, CMO, REMIC, 30 day USD SOFR Average + 0.58%, 4.92%, 12/25/2040 (b)	100,417	99,401

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 2016-8, Class FA, CMO, REMIC, 30 day USD SOFR Average + 0.56%, 4.90%, 3/25/2046 (b)	$180,516	$177,689
Series 2018-27, Class FJ, CMO, REMIC, 30 day USD SOFR Average + 0.41%, 4.75%, 12/25/2047 (b)	129,939	126,701
Series 2018-45, Class FA, CMO, REMIC, 30 day USD SOFR Average + 0.41%, 4.75%, 6/25/2048 (b)	142,916	139,853
Federal National Mortgage Association-ACES Series 2020-M49, Class 1A1, VRN, 1.26%, 11/25/2030 (b)	911,348	832,554
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $9,828,896)		9,555,438
U.S. TREASURY OBLIGATIONS — 26.8%
U.S. Treasury Notes:
0.50%, 6/30/2027	12,000,000	11,130,937
0.63%, 7/31/2026	18,450,000	17,652,182
0.63%, 3/31/2027	6,800,000	6,374,469
0.75%, 1/31/2028	15,500,000	14,204,297
0.88%, 11/15/2030	3,000,000	2,531,250
TOTAL U.S. TREASURY OBLIGATIONS (Cost $51,826,989)		51,893,135
MORTGAGE-BACKED SECURITIES — 11.5%
ACREC LLC Series 2025-FL3, Class A, 1 mo. USD Term SOFR + 1.31%, 5.62%, 8/18/2042 (a) (b)	210,000	209,758
AREIT Ltd. Series 2025-CRE10, Class A, 1 mo. USD Term SOFR + 1.39%, 5.71%, 12/17/2029 (a) (b)	320,000	319,346
BLP Commercial Mortgage Trust Series 2024-IND2, Class A, 1 mo. USD Term SOFR + 1.34%, 5.66%, 3/15/2041 (a) (b)	237,207	236,763
BMO Mortgage Trust Series 2024-5C5, Class XA, 1.16%, 2/15/2057 (b)	3,600,003	153,939
BX Commercial Mortgage Trust Series 2021-XL2, Class A, 1 mo. USD Term SOFR + 0.80%, 5.12%, 10/15/2038 (a) (b)	197,888	196,598
BX Trust Series 2021-RISE, Class B, 1 mo. USD Term SOFR + 1.36%, 5.68%, 11/15/2036 (a) (b)	194,426	192,695
Security Description	Principal Amount	Value
CEDR Commercial Mortgage Trust Series 2022-SNAI, Class A, 1 mo. USD Term SOFR + 0.99%, 5.31%, 2/15/2039 (a) (b)	$200,000	$191,012
Citigroup Commercial Mortgage Trust Series 2016-P3, Class A4, 3.33%, 4/15/2049	270,000	264,743
Citigroup Mortgage Loan Trust, Inc. Series 2007-AR8, Class 2A1A, CMO, 5.29%, 7/25/2037 (b)	2,534,639	2,078,862
Countrywide Alternative Loan Trust:
Series 2006-J7, Class 1A3, 6.25%, 11/25/2036	414,765	197,703
Series 2006-41CB, Class 1A3, CMO, 6.00%, 1/25/2037	225,010	112,221
Federal Home Loan Mortgage Corp. REMICS Series 4981, Class GF, 30 day USD SOFR Average + 0.51%, 4.85%, 6/25/2050 (b)	798,711	784,026
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2025-DNA1, Class M1, CMO, 30 day USD SOFR Average + 1.05%, 5.39%, 1/25/2045 (a) (b)	1,201,308	1,197,883
Series 2025-HQA1, Class A1, CMO, 30 day USD SOFR Average + 0.95%, 5.29%, 2/25/2045 (a) (b)	2,220,000	2,212,585
Federal National Mortgage Association REMICS Series 2016-83, Class FK, 30 day USD SOFR Average + 0.61%, 4.95%, 11/25/2046 (b)	681,636	674,192
Great Wolf Trust Series 2024-WOLF, Class A, 1 mo. USD Term SOFR + 1.54%, 5.86%, 3/15/2039 (a) (b)	200,000	200,021
GS Mortgage Securities Trust Series 2013-GC13, Class AS, 3.88%, 7/10/2046 (a) (b)	149,716	146,824
JPMBB Commercial Mortgage Securities Trust Series 2014-C21, Class C, 4.54%, 8/15/2047 (b)	109,127	107,055
Legacy Mortgage Asset Trust:
Series 2021-GS1, Class A1, 5.89%, 10/25/2066 (a) (d)	322,847	322,708
Series 2021-GS2, Class A1, 4.75%, 4/25/2061 (a) (d)	259,509	259,219
LoanCore Issuer LLC Series 2025-CRE8, Class A, 1 mo. USD Term SOFR + 1.39%, 5.70%, 8/17/2042 (a) (b)	320,000	319,360

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Luminent Mortgage Trust Series 2007-1, Class 1A1, CMO, 1 mo. USD Term SOFR + 0.43%, 4.75%, 11/25/2036 (b)	$2,240,049	$1,971,163
MF1 LLC Series 2025-FL17, Class A, 1 mo. USD Term SOFR + 1.32%, 5.63%, 2/18/2040 (a) (b)	320,000	319,472
MFA Trust Series 2023-NQM3, Class A1, 6.62%, 7/25/2068 (a) (d)	477,553	481,526
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class AS, 4.00%, 7/15/2050 (b)	259,000	257,577
Morgan Stanley Capital I Trust Series 2024-NSTB, Class A, VRN, 3.90%, 9/24/2057 (a) (b)	143,379	141,362
OBX Trust:
Series 2023-NQM10, Class A1, 6.47%, 10/25/2063 (a) (d)	586,458	592,389
Series 2024-NQM16, Class A1, CMO, 5.53%, 10/25/2064 (a) (d)	914,329	916,370
Residential Asset Securitization Trust Series 2006-A6, Class 1A4, CMO, IO, 6.00%, 7/25/2036	2,586,839	548,418
Residential Mortgage Loan Trust Series 2020-1, Class A1, 2.38%, 1/26/2060 (a) (b)	224,644	220,528
Starwood Ltd. Series 2021-FL2, Class A, 1 mo. USD Term SOFR + 1.31%, 5.63%, 4/18/2038 (a) (b)	127,161	126,955
TRTX Issuer Ltd. Series 2025-FL6, Class A, 1 mo. USD Term SOFR + 1.54%, 5.87%, 9/18/2042 (a) (b)	240,000	239,581
Verus Securitization Trust:
Series 2022-3, Class A1, 4.13%, 2/25/2067 (a) (d)	643,322	609,177
Series 2023-5, Class A1, 6.48%, 6/25/2068 (a) (d)	765,682	771,641
Series 2023-INV2, Class A1, 6.44%, 8/25/2068 (a) (d)	942,174	950,681
Series 2024-1, Class A1, 5.71%, 1/25/2069 (a) (d)	586,408	587,844
Series 2024-3, Class A1, 6.34%, 4/25/2069 (a) (d)	466,059	471,300
Series 2024-9, Class A1, CMO, VRN, 5.44%, 11/25/2069 (a) (b)	971,008	970,919
Security Description	Principal Amount	Value
WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR16, Class 2A1, CMO, 4.52%, 12/25/2036 (b)	$1,401,601	$1,228,618
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-8, Class 2CB3, CMO, 1 mo. USD Term SOFR + 0.52%, 4.84%, 10/25/2035 (b)	237,299	220,684
Wells Fargo Commercial Mortgage Trust Series 2015-C28, Class A4, 3.54%, 5/15/2048	260,700	259,716
TOTAL MORTGAGE-BACKED SECURITIES (Cost $23,501,458)		22,263,434
COMMERCIAL MORTGAGE BACKED SECURITIES — 7.3%
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2, 3.90%, 8/10/2035 (a)	170,000	166,821
280 Park Avenue Mortgage Trust Series 2017-280P, Class A, 1 mo. USD Term SOFR + 1.18%, 5.50%, 9/15/2034 (a) (b)	200,000	196,703
ACREC LLC Series 2023-FL2, Class A, 1 mo. USD Term SOFR + 2.23%, 6.55%, 2/19/2038 (a) (b)	174,245	174,498
Arbor Multifamily Mortgage Securities Trust Series 2021-MF2, Class A2, 2.02%, 6/15/2054 (a)	139,000	133,597
AREIT Trust:
Series 2021-CRE5, Class A, 1 mo. USD Term SOFR + 1.19%, 5.51%, 11/17/2038 (a) (b)	74,408	74,406
Series 2022-CRE6, Class A, 30 day USD SOFR Average + 1.25%, 5.60%, 1/20/2037 (a) (b)	255,777	255,969
Bank:
Series 2017-BNK6, Class XA, IO, 0.77%, 7/15/2060 (b)	855,374	11,994
Series 2020-BN26, Class XA, IO, VRN, 1.20%, 3/15/2063 (b)	1,248,313	56,062
Bank5 Series 2024-5YR10, Class AS, 5.64%, 10/15/2057	195,000	197,889
Bank5 Trust Series 2025-5YR13, Class XA, IO, VRN, 1.06%, 1/15/2058 (a) (b)	7,598,516	339,673

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
BBCMS Mortgage Trust Series 2025-C32, Class XA, IO, VRN, 1.13%, 2/15/2062 (b)	$2,438,478	$210,419
Benchmark Mortgage Trust:
Series 2018-B6, Class A2, 4.20%, 10/10/2051	149,680	147,641
Series 2018-B1, Class XA, IO, 0.53%, 1/15/2051 (b)	1,432,786	15,353
Series 2019-B15, Class XA, IO, VRN, 0.80%, 12/15/2072 (b)	3,804,550	115,812
BMO Mortgage Trust Series 2025-C11, Class XA, IO, VRN, 1.10%, 2/15/2058 (b)	2,059,110	173,333
BPR Trust:
Series 2021-TY, Class A, 1 mo. USD Term SOFR + 1.16%, 5.48%, 9/15/2038 (a) (b)	192,000	191,028
Series 2022-OANA, Class A, 1 mo. USD Term SOFR + 1.90%, 6.22%, 4/15/2037 (a) (b)	250,000	250,000
BRSP Ltd. Series 2024-FL2, Class A, 1 mo. USD Term SOFR + 1.95%, 6.26%, 8/19/2037 (a) (b)	219,000	218,971
BX Commercial Mortgage Trust:
Series 2021-21M, Class A, 1 mo. USD Term SOFR + 0.84%, 5.16%, 10/15/2036 (a) (b)	122,160	121,187
Series 2021-CIP, Class A, 1 mo. USD Term SOFR + 1.04%, 5.35%, 12/15/2038 (a) (b)	229,035	228,414
Series 2024-GPA3, Class A, 1 mo. USD Term SOFR + 1.29%, 5.61%, 12/15/2039 (a) (b)	187,543	186,968
Series 2024-MF, Class B, 1 mo. USD Term SOFR + 1.69%, 6.01%, 2/15/2039 (a) (b)	199,227	198,619
BX Mortgage Trust Series 2021-PAC, Class A, 1 mo. USD Term SOFR + 0.80%, 5.12%, 10/15/2036 (a) (b)	210,000	208,174
BX Trust:
Series 2018-GW, Class A, 1 mo. USD Term SOFR + 1.10%, 5.42%, 5/15/2035 (a) (b)	200,000	199,695
Series 2021-ARIA, Class B, 1 mo. USD Term SOFR + 1.41%, 5.73%, 10/15/2036 (a) (b)	200,000	199,507
Security Description	Principal Amount	Value
Series 2021-BXMF, Class A, 1 mo. USD Term SOFR + 0.75%, 5.07%, 10/15/2026 (a) (b)	$242,408	$240,550
Series 2021-LGCY, Class B, 1 mo. USD Term SOFR + 0.97%, 5.29%, 10/15/2036 (a) (b)	210,000	207,389
Series 2021-VIEW, Class A, 1 mo. USD Term SOFR + 1.39%, 5.71%, 6/15/2036 (a) (b)	269,000	267,727
Series 2022-PSB, Class A, 1 mo. USD Term SOFR + 2.45%, 6.77%, 8/15/2039 (a) (b)	104,955	104,878
Series 2025-ROIC, Class C, 1 mo. USD Term SOFR + 1.54%, 5.86%, 3/15/2030 (a) (b)	230,000	227,776
BXMT Ltd. Series 2021-FL4, Class A, 1 mo. USD Term SOFR + 1.16%, 5.48%, 5/15/2038 (a) (b)	100,565	99,664
Citigroup Commercial Mortgage Trust:
Series 2016-P3, Class A3, 3.06%, 4/15/2049	317,000	312,738
Series 2016-GC37, Class XA, IO, 1.64%, 4/10/2049 (b)	361,962	2,940
COMM Mortgage Trust Series 2015-CR25, Class XA, IO, 0.78%, 8/10/2048 (b)	981,432	623
CSAIL Commercial Mortgage Trust:
Series 2017-C8, Class XA, IO, 1.06%, 6/15/2050 (b)	231,815	3,943
Series 2017-CX10, Class XA, IO, 0.84%, 11/15/2050 (b)	716,874	12,261
Series 2017-CX9, Class XA, IO, 0.59%, 9/15/2050 (b)	898,397	6,901
CSMC Trust Series 2017-PFHP, Class A, 1 mo. USD Term SOFR + 1.00%, 5.32%, 12/15/2030 (a) (b)	230,000	228,431
DBJPM 20-C9 Mortgage Trust Series 2020-C9, Class ASB, 1.88%, 8/15/2053	350,000	325,033
DBJPM Mortgage Trust Series 2020-C9, Class A2, 1.90%, 8/15/2053	158,195	156,455
EQUS Mortgage Trust Series 2021-EQAZ, Class A, 1 mo. USD Term SOFR + 1.02%, 5.34%, 10/15/2038 (a) (b)	180,990	179,997

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Extended Stay America Trust Series 2021-ESH, Class A, 1 mo. USD Term SOFR + 1.19%, 5.51%, 7/15/2038 (a) (b)	$259,845	$259,686
GPMT Ltd. Series 2021-FL3, Class A, 1 mo. USD Term SOFR + 1.61%, 5.93%, 7/16/2035 (a) (b)	115,032	114,461
GS Mortgage Securities Corp. Trust:
Series 2021-IP, Class A, 1 mo. USD Term SOFR + 1.06%, 5.38%, 10/15/2036 (a) (b)	181,000	179,758
Series 2021-STAR, Class A, 1 mo. USD Term SOFR + 1.06%, 5.39%, 12/15/2036 (a) (b)	210,000	208,151
GS Mortgage Securities Trust:
Series 2015-GC34, Class A4, 3.51%, 10/10/2048	225,000	222,347
Series 2017-GS7, Class XA, IO, 1.07%, 8/10/2050 (b)	366,234	6,504
Series 2020-GC47, Class XA, IO, VRN, 1.12%, 5/12/2053 (b)	2,103,492	88,013
HGI CRE CLO Ltd. Series 2021-FL2, Class A, ABS, 1 mo. USD Term SOFR + 1.11%, 5.43%, 9/17/2036 (a) (b)	215,505	215,043
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2019-UES, Class A, 3.81%, 5/5/2032 (a)	234,167	226,653
Series 2021-MHC, Class A, 1 mo. USD Term SOFR + 1.16%, 5.48%, 4/15/2038 (a) (b)	198,428	198,049
Series 2022-NLP, Class A, 1 mo. USD Term SOFR + 0.60%, 4.92%, 4/15/2037 (a) (b)	183,541	180,423
Series 2016-JP4, Class XA, IO, 0.56%, 12/15/2049 (b)	1,301,949	9,498
JPMCC Commercial Mortgage Securities Trust Series 2019-COR5, Class XA, IO, VRN, 1.45%, 6/13/2052 (b)	1,026,780	43,919
MF1 Ltd. Series 2020-FL4, Class A, 1 mo. USD Term SOFR + 1.81%, 6.13%, 12/15/2035 (a) (b)	182,693	182,861
MF1 Multifamily Housing Mortgage Loan Trust Series 2021-FL5, Class AS, 1 mo. USD Term SOFR + 1.31%, 5.63%, 7/15/2036 (a) (b)	138,000	137,280
Security Description	Principal Amount	Value
MHP Trust Series 2022-MHIL, Class A, 1 mo. USD Term SOFR + 0.81%, 5.13%, 1/15/2039 (a) (b)	$143,123	$142,132
Morgan Stanley Capital I Trust:
Series 2019-PLND, Class D, 1 mo. USD Term SOFR + 1.86%, 6.18%, 5/15/2036 (a) (b)	127,000	26,210
Series 2021-L6, Class A2, 2.13%, 6/15/2054 (b)	143,916	134,403
Series 2016-UB12, Class XA, IO, 0.63%, 12/15/2049 (b)	1,234,664	9,413
MSC Trust Series 2021-ILP, Class A, 1 mo. USD Term SOFR + 0.89%, 5.21%, 11/15/2036 (a) (b)	180,403	179,463
PFP Ltd. Series 2024-11, Class A, 1 mo. USD Term SOFR + 1.83%, 6.15%, 9/17/2039 (a) (b)	673,178	674,197
Ready Capital Mortgage Financing LLC Series 2021-FL7, Class A, 1 mo. USD Term SOFR + 1.31%, 5.63%, 11/25/2036 (a) (b)	189,251	189,136
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (a)	146,000	147,095
SREIT Trust:
Series 2021-IND, Class B, 1 mo. USD Term SOFR + 1.21%, 5.53%, 10/15/2038 (a) (b)	200,000	198,313
Series 2021-MFP, Class A, 1 mo. USD Term SOFR + 0.85%, 5.16%, 11/15/2038 (a) (b)	159,407	158,352
Starwood Ltd. Series 2019-FL1, Class AS, 1 mo. USD Term SOFR + 1.51%, 5.83%, 7/15/2038 (a) (b)	2,023	2,019
STWD Trust Series 2021-FLWR, Class B, 1 mo. USD Term SOFR + 1.04%, 5.36%, 7/15/2036 (a) (b)	160,000	158,926
UBS Commercial Mortgage Trust:
Series 2018-C11, Class ASB, 4.12%, 6/15/2051	221,066	219,071
Series 2017-C1, Class XA, IO, 1.46%, 6/15/2050 (b)	515,541	11,849
VASA Trust Series 2021-VASA, Class A, 1 mo. USD Term SOFR + 1.01%, 5.33%, 7/15/2039 (a) (b)	315,000	305,053

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
VEGAS Trust Series 2024-TI, Class A, 5.52%, 11/10/2039 (a)	$146,000	$147,105
Velocity Commercial Capital Loan Trust:
Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (b)	155,483	151,435
Series 2024-5, Class A, VRN, 5.49%, 10/25/2054 (a) (b)	938,518	935,371
Wells Fargo Commercial Mortgage Trust:
Series 2021-C60, Class A2, 2.04%, 8/15/2054	146,789	140,415
Series 2021-SAVE, Class A, 1 mo. USD Term SOFR + 1.36%, 5.68%, 2/15/2040 (a) (b)	31,623	31,471
Series 2022-ONL, Class A, 3.86%, 12/15/2039 (a)	500,000	467,137
Series 2025-C64, Class A1, 5.02%, 2/15/2058	112,617	112,832
Series 2019-C51, Class XA, IO, VRN, 1.26%, 6/15/2052 (b)	865,716	38,334
Series 2019-C52, Class XA, IO, VRN, 1.56%, 8/15/2052 (b)	2,586,418	130,610
Series 2025-C64, Class XA, IO, VRN, 1.03%, 2/15/2058 (b)	2,259,086	171,023
Series 2019-JWDR, Class A, VRN, 2.50%, 9/15/2031 (a) (b)	120,000	115,938
WFRBS Commercial Mortgage Trust Series 2014-C23, Class AS, VRN, 4.21%, 10/15/2057 (b)	212,264	207,219
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $15,259,353)		14,127,207
SENIOR FLOATING RATE LOANS — 1.9%
ADVERTISING SERVICES — 0.1%
Lamar Media Corp. 2020 Term Loan B, 1 mo. USD Term SOFR + 1.50%, 5.92%, 2/5/2027 (b)	175,000	174,781
AEROSPACE & DEFENSE — 0.0% (c)
Dynasty Acquisition Co., Inc. 2024 1st Lien Term Loan B1, 1 mo. USD Term SOFR + 2.00%, 6.33%, 10/31/2031 (b)	32,519	32,467
Security Description	Principal Amount	Value
Dynasty Acquisition Co., Inc. 2024 1st Lien Term Loan B2, 1 mo. USD Term SOFR + 2.00%, 6.33%, 10/31/2031 (b)	$12,369	$12,349
		44,816
BUILDING MATERIALS — 0.0% (c)
Standard Industries, Inc. 2021 Term Loan B, 1 mo. USD Term SOFR + 1.75%, 6.07%, 9/22/2028 (b)	69,822	69,875
CHEMICALS — 0.1%
Axalta Coating Systems U.S. Holdings, Inc. 2024 Term Loan B, 3 mo. USD Term SOFR + 1.75%, 6.05%, 12/20/2029 (b)	49,909	49,914
Element Solutions, Inc. 2023 Term Loan B, 1 mo. USD Term SOFR + 1.75%, 6.07%, 12/18/2030 (b)	80,093	79,992
HB Fuller Co. 2025 Term Loan B, 1 mo. USD Term SOFR + 1.75%, 6.07%, 2/15/2030 (b)	99,329	99,329
		229,235
COMMERCIAL SERVICES — 0.2%
APi Group DE, Inc. 2025 Term Loan, 1 mo. USD Term SOFR + 1.75%, 6.08%, 1/3/2029 (b)	135,651	135,364
Trans Union LLC 2024 Term Loan B8, 1 mo. USD Term SOFR + 1.75%, 6.08%, 6/24/2031 (b)	37,404	37,333
Trans Union LLC 2024 Term Loan B9, 1 mo. USD Term SOFR + 1.75%, 6.07%, 6/24/2031 (b)	154,612	154,313
Vestis Corp. Term Loan, 3 mo. USD Term SOFR + 2.25%, 6.58%, 2/22/2031 (b)	41,563	41,472
		368,482
CONTAINERS & PACKAGING — 0.0% (c)
Berry Global, Inc. 2023 Term Loan AA, 1 mo. USD Term SOFR + 1.75%, 6.19%, 7/1/2029 (b)	53,810	53,859
DISTRIBUTION/WHOLESALE — 0.1%
Resideo Funding, Inc. 2024 M&A 1st lien Term Loan B, 3 mo. USD Term SOFR + 1.75%, 6.05%, 6/13/2031 (b)	44,662	44,593

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Resideo Funding, Inc. 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 1.75%, 6.07%, 2/11/2028 (b)	$135,833	$136,173
		180,766
DIVERSIFIED FINANCIAL SERVICES — 0.1%
Corpay Technologies Operating Co. LLC Term Loan B5, 1 mo. USD Term SOFR + 1.75%, 6.07%, 4/28/2028 (b)	129,830	129,637
CPI Holdco B LLC 2024 Term Loan, 1 mo. USD Term SOFR + 2.00%, 6.33%, 5/19/2031 (b)	104,985	104,089
		233,726
ELECTRIC — 0.2%
NRG Energy, Inc. 2024 Term Loan, 3 mo. USD Term SOFR + 1.75%, 6.04%, 4/16/2031 (b)	191,481	191,362
Vistra Operations Co. LLC 1st Lien Term Loan B3, 1 mo. USD Term SOFR + 1.75%, 6.08%, 12/20/2030 (b)	105,182	104,980
		296,342
ELECTRICAL EQUIPMENT — 0.1%
Energizer Holdings, Inc. 2025 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 6.32%, 3/19/2032 (b)	98,965	99,027
ENTERTAINMENT — 0.2%
Delta 2 Lux SARL 2024 Term Loan B1, 3 mo. USD Term SOFR + 2.00%, 6.30%, 9/30/2031 (b)	33,249	33,239
Delta 2 Lux SARL 2024 Term Loan B2 (f)	16,667	16,662
Flutter Financing BV 2024 Term Loan B, 3 mo. USD Term SOFR + 1.75%, 6.05%, 11/30/2030 (b)	107,117	106,831
Six Flags Entertainment Corp. 2024 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 6.33%, 5/1/2031 (b)	69,475	69,327
WMG Acquisition Corp. 2024 Term Loan J, 3 mo. USD Term SOFR + 1.75%, 6.04%, 1/24/2031 (b)	110,000	109,845
		335,904
Security Description	Principal Amount	Value
FOOD PRODUCTS — 0.1%
Aramark Services, Inc. 2024 Term Loan B8, 1 mo. USD Term SOFR + 2.00%, 6.32%, 6/22/2030 (b)	$117,315	$117,424
Froneri Lux Finco SARL 2024 USD Term Loan B4, 6 mo. USD Term SOFR + 2.00%, 6.24%, 9/17/2031 (b)	100,147	99,627
		217,051
HEALTH CARE EQUIPMENT & SUPPLIES — 0.0% (c)
Avantor Funding, Inc. 2024 Term Loan, 1 mo. USD Term SOFR + 2.00%, 6.42%, 11/8/2027 (b)	13,608	13,636
HEALTH CARE PROVIDERS & SERVICES — 0.1%
IQVIA, Inc. 2025 Repriced Term Loan B, 3 mo. USD Term SOFR + 1.75%, 6.05%, 1/2/2031 (b)	124,687	124,970
HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc. 2024 Term Loan B, 3 mo. USD Term SOFR + 2.50%, 6.81%, 10/24/2031 (b)	104,738	104,792
HOUSEHOLD PRODUCTS — 0.0% (c)
Reynolds Consumer Products LLC 2025 Term Loan B, 1 mo. USD Term SOFR + 1.75%, 6.07%, 3/4/2032 (b)	96,922	97,194
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
Calpine Corp. 2024 Term Loan B10 6.08%, 1/31/2031 (b)	112,435	112,143
INTERNET & TELECOM — 0.1%
Gen Digital, Inc. 2025 Term Loan B (f)	60,000	59,505
Go Daddy Operating Co. LLC 2024 Term Loan B8, 1 mo. USD Term SOFR + 1.75%, 6.07%, 11/9/2029 (b)	189,519	188,817
		248,322
LODGING — 0.1%
Marriott Ownership Resorts, Inc. 2024 Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.57%, 4/1/2031 (b)	69,463	69,454
Wyndham Hotels & Resorts, Inc. 2024 Term Loan, 1 mo. USD Term SOFR + 1.75%, 6.07%, 5/24/2030 (b)	99,434	99,568
		169,022

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.1%
Iron Mountain, Inc. 2023 Term Loan B, 1 mo. USD Term SOFR + 2.00% 6.33%, 1/31/2031 (b)	$157,495	$156,855
RETAIL — 0.1%
1011778 B.C. Unlimited Liability Co. 2024 Term Loan B6, 1 mo. USD Term SOFR + 1.75%, 6.08%, 9/20/2030 (b)	190,079	188,603
Burlington Coat Factory Warehouse Corp. 2024 Term Loan B, 1 mo. USD Term SOFR + 1.75%, 6.07%, 9/24/2031 (b)	99,598	99,474
		288,077
SOFTWARE — 0.0% (c)
SS&C Technologies, Inc. 2024 Term Loan B8, 1 mo. USD Term SOFR + 2.00%, 6.33%, 5/9/2031 (b)	94,559	94,582
THRIFTS & MORTGAGE FINANCE — 0.0% (c)
Walker &Dunlop, Inc. 2025 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 6.32%, 3/14/2032 (b)	20,000	19,925
TOTAL SENIOR FLOATING RATE LOANS (Cost $3,735,038)		3,733,382
	Shares
SHORT-TERM INVESTMENT — 6.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (g) (h) (Cost $13,037,437)	13,037,437	13,037,437
TOTAL INVESTMENTS — 100.3% (Cost $196,451,942)		194,072,653
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(670,270)
NET ASSETS — 100.0%		$193,402,383

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 38.1% of net assets as of March 31, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Amount is less than 0.05% of net assets.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2025. Maturity date shown is the final maturity.
(e)	When-issued security.
(f)	Position is unsettled. Contract rate was not determined at March 31, 2025 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2025.
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
GMTN	Global Medium Term Note
IO	Interest Only
MTN	Medium Term Note
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$36,411,924	$—	$36,411,924
Asset-Backed Securities	—	43,050,696	—	43,050,696
U.S. Government Agency Obligations	—	9,555,438	—	9,555,438
U.S. Treasury Obligations	—	51,893,135	—	51,893,135
Mortgage-Backed Securities	—	22,263,434	—	22,263,434
Commercial Mortgage Backed Securities	—	14,127,207	—	14,127,207
Senior Floating Rate Loans	—	3,733,382	—	3,733,382
Short-Term Investment	13,037,437	—	—	13,037,437
TOTAL INVESTMENTS	$13,037,437	$181,035,216	$—	$194,072,653

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,024,706	$5,024,706	$100,484,230	$92,471,499	$—	$—	13,037,437	$13,037,437	$323,317
See accompanying notes to Schedule of Investments.

SPDR SSGA FIXED INCOME SECTOR ROTATION ETF
Schedule of Investments
March 31, 2025 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.9%
DOMESTIC FIXED INCOME — 99.9%
SPDR Bloomberg 1-3 Month T-Bills ETF (a)(b)	516,740	$47,400,560
SPDR Bloomberg High Yield Bond ETF (a)	11,709	1,115,868
SPDR Bloomberg International Treasury Bond ETF (a)(b)	729	15,936
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)(b)	440	14,625
SPDR Portfolio Intermediate Term Treasury ETF (a)(b)	3,311,672	94,647,586
SPDR Portfolio Long Term Corporate Bond ETF (a)(b)	2,092,205	47,221,067
SPDR Portfolio Long Term Treasury ETF (a)	1,665,963	45,414,151
SPDR Portfolio Mortgage-Backed Bond ETF (a)(b)	4,014,155	88,512,118
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $323,195,418)		324,341,911
SHORT-TERM INVESTMENTS — 11.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (c)(d)	282,686	282,686
State Street Navigator Securities Lending Portfolio II (e)(f)	36,266,829	36,266,829
TOTAL SHORT-TERM INVESTMENTS (Cost $36,549,515)		$36,549,515
TOTAL INVESTMENTS — 111.2% (Cost $359,744,933)		360,891,426
LIABILITIES IN EXCESS OF OTHER ASSETS — (11.2)%		(36,329,800)
NET ASSETS — 100.0%		$324,561,626

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$324,341,911	$—	$—	$324,341,911
Short-Term Investments	36,549,515	—	—	36,549,515
TOTAL INVESTMENTS	$360,891,426	$—	$—	$360,891,426
See accompanying notes to Schedule of Investments.

SPDR SSGA FIXED INCOME SECTOR ROTATION ETF
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
SPDR Bloomberg 1-3 Month T-Bills ETF	4,506	$413,561	$83,154,985	$36,248,772	$(13,846)	$94,632	516,740	$47,400,560	$267,103
SPDR Bloomberg High Yield Bond ETF	236,395	22,284,956	45,423,382	66,561,301	(25,711)	(5,458)	11,709	1,115,868	963,927
SPDR Bloomberg International Treasury Bond ETF	—	—	18,041,701	18,296,834	270,440	629	729	15,936	31,606
SPDR Portfolio Intermediate Term Corporate Bond ETF	50,776	1,653,266	35,126,842	36,988,233	232,772	(10,022)	440	14,625	362,799
SPDR Portfolio Intermediate Term Treasury ETF	3,135,688	87,861,978	111,880,107	104,823,101	(1,639,803)	1,368,405	3,311,672	94,647,586	3,540,794
SPDR Portfolio Long Term Corporate Bond ETF	513,343	11,575,885	41,094,624	5,271,428	99,229	(277,243)	2,092,205	47,221,067	557,483
SPDR Portfolio Long Term Treasury ETF	1,306,700	35,568,374	77,204,393	69,326,538	1,150,343	817,579	1,665,963	45,414,151	584,829
SPDR Portfolio Mortgage Backed Bond ETF	3,643,054	78,580,675	58,478,485	50,046,744	(309,537)	1,809,239	4,014,155	88,512,118	2,773,740
State Street Institutional U.S. Government Money Market Fund, Class G Shares	71,028	71,028	7,512,238	7,300,580	—	—	282,686	282,686	6,159
State Street Navigator Securities Lending Portfolio II	21,612,719	21,612,719	1,038,333,448	1,023,679,338	—	—	36,266,829	36,266,829	196,515
Total		$259,622,442	$1,516,250,205	$1,418,542,869	$(236,113)	$3,797,761		$360,891,426	$9,284,955
See accompanying notes to Schedule of Investments.

SPDR SSGA US SECTOR ROTATION ETF
Schedule of Investments
March 31, 2025 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.9%
DOMESTIC EQUITY — 99.9%
The Communication Services Select Sector SPDR Fund (a)(b)	1,627,682	$156,989,929
The Consumer Discretionary Select Sector SPDR Fund (a)(b)	258,923	51,126,935
The Consumer Staples Select Sector SPDR Fund (a)(b)	51,682	4,220,869
The Energy Select Sector SPDR Fund (a)	394,095	36,828,178
The Financial Select Sector SPDR Fund (a)(b)	2,796,319	139,284,649
The Health Care Select Sector SPDR Fund (a)(b)	132,876	19,401,225
The Technology Select Sector SPDR Fund (a)(b)	1,212,607	250,379,093
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $596,074,318)		658,230,878
SHORT-TERM INVESTMENTS — 19.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (c)(d)	1,135,578	1,135,578
State Street Navigator Securities Lending Portfolio II (e)(f)	126,971,583	126,971,583
TOTAL SHORT-TERM INVESTMENTS (Cost $128,107,161)		$128,107,161
TOTAL INVESTMENTS — 119.3% (Cost $724,181,479)		786,338,039
LIABILITIES IN EXCESS OF OTHER ASSETS — (19.3)%		(127,265,659)
NET ASSETS — 100.0%		$659,072,380

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$658,230,878	$—	$—	$658,230,878
Short-Term Investments	128,107,161	—	—	128,107,161
TOTAL INVESTMENTS	$786,338,039	$—	$—	$786,338,039
See accompanying notes to Schedule of Investments.

SPDR SSGA US SECTOR ROTATION ETF
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,002,267	$1,002,267	$8,894,566	$8,761,255	$—	$—	1,135,578	$1,135,578	$17,967
State Street Navigator Securities Lending Portfolio II	71,204,113	71,204,113	2,510,470,026	2,454,702,556	—	—	126,971,583	126,971,583	135,814
The Communication Services Select Sector SPDR Fund	753,484	64,543,440	167,943,640	83,908,269	2,372,229	6,038,889	1,627,682	156,989,929	1,258,250
The Consumer Discretionary Select Sector SPDR Fund	—	—	171,507,159	107,819,361	(7,424,179)	(5,136,684)	258,923	51,126,935	369,394
The Consumer Staples Select Sector SPDR Fund	265,704	20,347,612	136,536,639	153,799,120	824,811	310,927	51,682	4,220,869	652,882
The Energy Select Sector SPDR Fund	428,327	39,042,006	62,609,854	65,206,403	(1,349,396)	1,732,117	394,095	36,828,178	519,020
The Financial Select Sector SPDR Fund	2,078,862	85,462,017	161,297,089	129,236,856	2,787,362	18,975,037	2,796,319	139,284,649	1,551,033
The Health Care Select Sector SPDR Fund	—	—	47,125,984	28,131,919	504,554	(97,394)	132,876	19,401,225	109,002
The Industrial Select Sector SPDR Fund	890,217	108,490,746	15,800,968	123,510,120	3,098,256	(3,879,850)	—	—	64,525
The Technology Select Sector SPDR Fund	1,046,741	236,804,216	133,628,812	97,336,239	1,806,949	(24,524,645)	1,212,607	250,379,093	1,199,307
Total		$626,896,417	$3,415,814,737	$3,252,412,098	$2,620,586	$(6,581,603)		$786,338,039	$5,877,194
See accompanying notes to Schedule of Investments.

SPDR SSGA US EQUITY PREMIUM INCOME ETF
Schedule of Investments
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.0%
AEROSPACE & DEFENSE — 0.6%
RTX Corp.	543	$71,926
AUTOMOBILES — 1.1%
General Motors Co.	1,323	62,221
Tesla, Inc. (a)	231	59,866
		122,087
BANKS — 4.4%
Bank of America Corp.	4,478	186,867
JPMorgan Chase & Co.	1,097	269,094
Regions Financial Corp.	1,893	41,135
		497,096
BEVERAGES — 1.0%
Monster Beverage Corp. (a)	815	47,694
PepsiCo, Inc.	442	66,273
		113,967
BIOTECHNOLOGY — 1.0%
BioMarin Pharmaceutical, Inc. (a)	275	19,440
Vertex Pharmaceuticals, Inc. (a)	202	97,933
		117,373
BROADLINE RETAIL — 4.5%
Amazon.com, Inc. (a)	2,719	517,317
BUILDING PRODUCTS — 0.6%
Trane Technologies PLC	194	65,362
CAPITAL MARKETS — 3.3%
CME Group, Inc.	288	76,404
Goldman Sachs Group, Inc.	137	74,842
Intercontinental Exchange, Inc.	448	77,280
S&P Global, Inc.	295	149,889
		378,415
CHEMICALS — 1.9%
Ecolab, Inc.	118	29,915
International Flavors & Fragrances, Inc.	228	17,695
Linde PLC	367	170,890
		218,500
COMMERCIAL SERVICES & SUPPLIES — 1.9%
Tetra Tech, Inc.	1,936	56,628
Waste Management, Inc.	697	161,362
		217,990
CONSTRUCTION MATERIALS — 0.7%
Martin Marietta Materials, Inc.	166	79,370
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.3%
Costco Wholesale Corp.	43	40,669
Walmart, Inc.	1,214	106,577
		147,246
ELECTRIC UTILITIES — 1.2%
NextEra Energy, Inc.	1,924	136,392
Security Description	Shares	Value
ELECTRICAL EQUIPMENT — 1.7%
Eaton Corp. PLC	233	$63,337
Emerson Electric Co.	1,183	129,704
		193,041
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.3%
Amphenol Corp. Class A	467	30,631
ENERGY EQUIPMENT & SERVICES — 0.3%
Schlumberger NV	742	31,016
ENTERTAINMENT — 1.0%
Netflix, Inc. (a)	69	64,345
Walt Disney Co.	549	54,186
		118,531
FINANCIAL SERVICES — 5.0%
Berkshire Hathaway, Inc. Class B (a)	332	176,817
Fidelity National Information Services, Inc.	456	34,054
Mastercard, Inc. Class A	230	126,068
Visa, Inc. Class A	677	237,261
		574,200
FOOD PRODUCTS — 0.2%
Mondelez International, Inc. Class A	275	18,659
GROUND TRANSPORTATION — 1.8%
Uber Technologies, Inc. (a)	1,920	139,891
Union Pacific Corp.	276	65,202
		205,093
HEALTH CARE EQUIPMENT & SUPPLIES — 2.2%
Abbott Laboratories	483	64,069
Becton Dickinson & Co.	609	139,497
IDEXX Laboratories, Inc. (a)	120	50,394
		253,960
HEALTH CARE PROVIDERS & SERVICES — 1.4%
Elevance Health, Inc.	112	48,716
UnitedHealth Group, Inc.	208	108,940
		157,656
HOTELS, RESTAURANTS & LEISURE — 0.5%
McDonald's Corp.	200	62,474
HOUSEHOLD PRODUCTS — 0.9%
Procter & Gamble Co.	625	106,512
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
Vistra Corp.	96	11,274
INSURANCE — 2.1%
American International Group, Inc.	310	26,951
Chubb Ltd.	396	119,588
Marsh & McLennan Cos., Inc.	156	38,069
Progressive Corp.	191	54,055
		238,663

See accompanying notes to Schedule of Investments.

SPDR SSGA US EQUITY PREMIUM INCOME ETF
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
INTERACTIVE MEDIA & SERVICES — 8.0%
Alphabet, Inc. Class A	2,835	$438,404
Alphabet, Inc. Class C	394	61,555
Meta Platforms, Inc. Class A	719	414,403
		914,362
IT SERVICES — 0.3%
Accenture PLC Class A	117	36,509
LIFE SCIENCES TOOLS & SERVICES — 2.4%
Danaher Corp.	260	53,300
IQVIA Holdings, Inc. (a)	511	90,089
Thermo Fisher Scientific, Inc.	254	126,391
		269,780
MACHINERY — 1.3%
Parker-Hannifin Corp.	244	148,315
MULTI-UTILITIES — 0.7%
CMS Energy Corp.	380	28,542
Sempra	767	54,733
		83,275
OIL, GAS & CONSUMABLE FUELS — 2.9%
Chevron Corp.	472	78,961
ConocoPhillips	1,213	127,389
Exxon Mobil Corp.	1,012	120,357
		326,707
PERSONAL CARE PRODUCTS — 1.1%
Kenvue, Inc.	5,128	122,969
PHARMACEUTICALS — 5.1%
AstraZeneca PLC ADR	733	53,875
Eli Lilly & Co.	178	147,012
Johnson & Johnson	1,314	217,914
Merck & Co., Inc.	1,863	167,223
		586,024
PROFESSIONAL SERVICES — 1.0%
Broadridge Financial Solutions, Inc.	479	116,138
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
CBRE Group, Inc. Class A (a)	468	61,205
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 11.7%
Advanced Micro Devices, Inc. (a)	434	44,589
Applied Materials, Inc.	719	104,341
ASML Holding NV NY Reg Shrs	33	21,867
Broadcom, Inc.	1,471	246,290
NVIDIA Corp.	7,216	782,070
ON Semiconductor Corp. (a)	1,699	69,132
Texas Instruments, Inc.	391	70,263
		1,338,552
SOFTWARE — 10.5%
Adobe, Inc. (a)	257	98,567
Security Description	Shares	Value
Intuit, Inc.	50	$30,699
Microsoft Corp.	2,076	779,310
Oracle Corp.	473	66,130
Salesforce, Inc.	244	65,480
ServiceNow, Inc. (a)	79	62,895
Synopsys, Inc. (a)	221	94,776
		1,197,857
SPECIALIZED REITs — 1.3%
American Tower Corp. REIT	706	153,626
SPECIALTY RETAIL — 3.0%
Home Depot, Inc.	585	214,397
Lowe's Cos., Inc.	97	22,623
O'Reilly Automotive, Inc. (a)	56	80,225
Ross Stores, Inc.	204	26,069
		343,314
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.3%
Apple, Inc.	3,230	717,480
TRADING COMPANIES & DISTRIBUTORS — 1.5%
United Rentals, Inc.	214	134,114
WW Grainger, Inc.	41	40,501
		174,615
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
T-Mobile U.S., Inc.	155	41,340
TOTAL COMMON STOCKS (Cost $11,749,959)		11,316,819
SHORT-TERM INVESTMENT — 1.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (b) (c) (Cost $149,630)	149,630	149,630
TOTAL INVESTMENTS — 100.3% (Cost $11,899,589)		11,466,449
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(38,591)
NET ASSETS — 100.0%		$11,427,858
(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2025.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR SSGA US EQUITY PREMIUM INCOME ETF
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

The Fund had the following written option contracts at March 31, 2025 :
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ Depreciation
S&P 500 Index	N/A	USD 5,990	04/04/2025	(5)	USD (2,805,925)	$ (50)	$(29,335)	$29,285
S&P 500 Index	N/A	USD 5,710	04/11/2025	(5)	USD (2,805,925)	(19,475)	(47,375)	27,900
S&P 500 Index	N/A	USD 5,775	04/17/2025	(5)	USD (2,805,925)	(14,025)	(39,425)	25,400
S&P 500 Index	N/A	USD 5,830	04/25/2025	(5)	USD (2,805,925)	(11,675)	(28,035)	16,360
						(45,225)	(144,170)	$98,945

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$11,316,819	$—	$—	$11,316,819
Short-Term Investment	149,630	—	—	149,630
TOTAL INVESTMENTS	$11,466,449	$—	$—	$11,466,449
OTHER FINANCIAL INSTRUMENTS:
Call Options Written - Unrealized Appreciation	$98,945	$—	$—	$98,945
TOTAL OTHER FINANCIAL INSTRUMENTS:	$98,945	$—	$—	$98,945

Affiliate Table
	Number of Shares Held at 9/5/24*	Value at 9/5/24*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$507,267	$357,637	$—	$—	149,630	$149,630	$653
*	Commencement of operations.
See accompanying notes to Schedule of Investments.

SPDR NUVEEN MUNICIPAL BOND ETF
Schedule of Investments
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 94.6%
ALABAMA — 5.2%
Black Belt Energy Gas District Revenue, AL Series B, 4.00%, 10/1/2052 (a)	$500,000	$502,788
County of Jefferson Sewer Revenue, AL 5.25%, 10/1/2040	200,000	214,452
Southeast Energy Authority A Cooperative District Revenue, AL Series A, 5.00%, 11/1/2035	750,000	773,975
		1,491,215
ARIZONA — 2.0%
Maricopa County Industrial Development Authority Revenue, AZ AMT, 4.00%, 10/15/2047 (b)	100,000	85,211
Maricopa County Pollution Control Corp. Revenue, AZ Series B, 0.88%, 6/1/2043 (a)	500,000	477,292
		562,503
ARKANSAS — 1.9%
Arkansas Development Finance Authority Revenue, AR AMT, 5.45%, 9/1/2052	525,000	537,618
CALIFORNIA — 13.7%
California Community Choice Financing Authority Revenue, CA:
Series E, 5.00%, 9/1/2032	1,000,000	1,065,194
Series E-1, 5.00%, 2/1/2054 (a)	500,000	528,440
California Housing Finance Agency Revenue, CA Series 2021-1, Class A, 3.50%, 11/20/2035	168,929	161,324
California Infrastructure & Economic Development Bank Revenue, CA Series A, AMT, 9.50%, 1/1/2065 (a) (b)	525,000	524,687
City & County of San Francisco Special Tax District No., Special Tax Revenue, CA Series B, 5.75%, 9/1/2053 (b)	350,000	367,038
City of Long Beach Marina System Revenue, CA 5.00%, 5/15/2040	750,000	750,194
Orange County Community Facilities District, Special Tax Revenue, CA Series A, 5.00%, 8/15/2037	250,000	263,551
Palomar Health, General Obligation, CA Series A, Assured Guaranty Corp., Zero Coupon, 8/1/2027 (c)	100,000	90,919
Security Description	Principal Amount	Value
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, CA Series H, AMT, 5.00%, 5/1/2028	$175,000	$183,073
		3,934,420
COLORADO — 2.6%
Colorado Health Facilities Authority Revenue, CO Series A-1, 4.00%, 8/1/2037	200,000	193,032
Trails at Crowfoot Metropolitan District No. 3, General Obligation, CO Series A, Assured Guaranty Corp., 5.00%, 12/1/2039 (c)	500,000	543,999
		737,031
DISTRICT OF COLUMBIA — 1.0%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, DC Series B, 4.00%, 10/1/2038	305,000	294,439
FLORIDA — 6.4%
County of Miami-Dade Water & Sewer System Revenue, FL 3.00%, 10/1/2036	530,000	476,512
Crosswinds East Community Development District, Special Assessment, FL 5.50%, 5/1/2044	135,000	135,872
Florida Development Finance Corp. Revenue, FL:
Series A, AMT, 4.38%, 10/1/2054 (a) (b)	250,000	250,145
AMT, 6.13%, 7/1/2032 (a) (b)	300,000	305,575
Series A, AMT, 8.25%, 7/1/2057 (a) (b)	385,000	399,805
Preserve at South Branch Community Development District, Special Assessment, FL 4.00%, 11/1/2039	300,000	277,582
		1,845,491
GEORGIA — 5.5%
Main Street Natural Gas, Inc. Revenue, GA Series E-1, 5.00%, 12/1/2053 (a)	600,000	634,858
Municipal Electric Authority of Georgia Revenue, GA Series B, 5.00%, 1/1/2048	605,000	606,778
Richmond County Hospital Authority Revenue, GA 3.00%, 1/1/2033	345,000	325,376
		1,567,012

See accompanying notes to Schedule of Investments.

SPDR NUVEEN MUNICIPAL BOND ETF
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
IDAHO — 0.4%
Spring Valley Community Infrastructure District No. 1, Special Assessment, ID 6.25%, 9/1/2053 (b)	$100,000	$104,173
ILLINOIS — 3.0%
Chicago O'Hare International Airport Revenue, IL Build America Mutual Assurance Corp., 5.00%, 1/1/2038 (c)	250,000	269,924
Northern Illinois University Revenue, IL Series B, Build America Mutual Assurance Corp., 4.00%, 4/1/2037 (c)	345,000	335,284
State of Illinois, General Obligation, IL:
Series D, 3.25%, 11/1/2026	100,000	99,901
Series A, 5.00%, 12/1/2031	150,000	154,829
		859,938
IOWA — 0.7%
Iowa Finance Authority Revenue, IA 4.00%, 12/1/2050 (a)	200,000	211,946
KANSAS — 1.0%
City of Olathe, General Obligation, KS Series 234, 3.00%, 10/1/2031	300,000	290,456
KENTUCKY — 1.6%
Kentucky Economic Development Finance Authority Revenue, KY Series A-P3, 4.25%, 7/1/2035	450,000	446,290
LOUISIANA — 2.9%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, LA Series B, 5.00%, 8/15/2025	250,000	251,714
Louisiana Offshore Terminal Authority Revenue, LA Series 2007A, 4.15%, 9/1/2027	250,000	251,624
Louisiana Public Facilities Authority Revenue, LA Series A, 4.00%, 4/1/2039	320,000	318,649
		821,987
MARYLAND — 0.7%
State of Maryland Department of Transportation Revenue, MD Series B, AMT, 5.00%, 8/1/2030	200,000	212,927
MICHIGAN — 1.3%
Michigan Finance Authority Revenue, MI 5.00%, 11/1/2034	110,000	114,455
Security Description	Principal Amount	Value
Michigan State Building Authority Revenue, MI Series I, 2.97%, 4/15/2059 (a)	$250,000	$250,000
		364,455
MINNESOTA — 1.3%
Duluth Economic Development Authority Revenue, MN Series A, 4.00%, 6/15/2037	380,000	381,468
MISSOURI — 0.4%
City of St. Louis Airport Revenue, MO Series C, 5.00%, 7/1/2029	100,000	107,381
NEBRASKA — 1.0%
Central Plains Energy Project Revenue, NE Series A, 5.00%, 5/1/2054 (a)	275,000	286,949
NEW JERSEY — 1.4%
New Jersey Transportation Trust Fund Authority Revenue, NJ Series BB, 5.00%, 6/15/2040	380,000	403,898
NEW MEXICO — 3.3%
New Mexico Hospital Equipment Loan Council Revenue, NM Series A, 4.00%, 8/1/2039	1,000,000	939,400
NEW YORK — 7.2%
New York City Industrial Development Agency Revenue, NY Series A, Assured Guaranty Municipal Corp., 3.00%, 3/1/2036 (c)	795,000	725,693
New York Transportation Development Corp. Revenue, NY AMT, 6.00%, 4/1/2035	250,000	274,620
Triborough Bridge & Tunnel Authority Revenue, NY:
Series A, 5.00%, 12/1/2033	360,000	410,753
Series A, 5.00%, 12/1/2034	575,000	657,414
		2,068,480
OHIO — 1.9%
State of Ohio Revenue, OH Series A, 3.25%, 1/1/2035	580,000	545,839
OKLAHOMA — 5.6%
Oklahoma County Finance Authority Revenue, OK 4.00%, 9/1/2038	500,000	500,421
Oklahoma Development Finance Authority Revenue, OK Series B, 5.00%, 8/15/2038	300,000	303,968
Oklahoma Turnpike Authority Revenue, OK Series A, 5.00%, 1/1/2044	750,000	799,779
		1,604,168

See accompanying notes to Schedule of Investments.

SPDR NUVEEN MUNICIPAL BOND ETF
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
PENNSYLVANIA — 0.4%
Pennsylvania Economic Development Financing Authority Revenue, PA Series C, 5.25%, 12/1/2037 (a)	$100,000	$100,800
SOUTH CAROLINA — 2.8%
South Carolina Jobs-Economic Development Authority Revenue, SC Series A, 5.00%, 11/1/2039	750,000	796,106
TENNESSEE — 1.8%
Tennessee Energy Acquisition Corp. Revenue, TN Series A, 5.25%, 9/1/2026	500,000	507,266
TEXAS — 9.0%
City of Houston Airport System Revenue, TX Series B, AMT, 5.50%, 7/15/2039	250,000	261,307
City of San Antonio, General Obligation, TX 5.00%, 2/1/2030	250,000	272,416
Fort Bend Independent School District, General Obligation, TX Series B, Permanent School Fund, 4.00%, 2/15/2033 (c)	610,000	619,585
New Hope Cultural Education Facilities Finance Corp. Revenue, TX Series A1, 5.50%, 1/1/2057	465,000	447,351
Texas Municipal Power Agency Revenue, TX Assured Guaranty Municipal Corp., 3.00%, 9/1/2039 (c)	250,000	207,662
Texas Private Activity Bond Surface Transportation Corp. Revenue, TX AMT, 5.50%, 12/31/2058	500,000	524,906
Van Alstyne Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2029 (c)	240,000	257,908
		2,591,135
UTAH — 3.6%
Utah Associated Municipal Power Systems Revenue, UT Series A, 5.00%, 9/1/2032	260,000	269,301
Utah Telecommunication Open Infrastructure Agency Revenue, UT 4.38%, 6/1/2040	750,000	761,299
		1,030,600
VIRGINIA — 1.7%
Isle Wight County Industrial Development Authority Revenue, VA Assured Guaranty Municipal Corp., 5.25%, 7/1/2048 (c)	345,000	369,973
Security Description	Principal Amount	Value
Virginia Small Business Financing Authority Revenue, VA AMT, 5.00%, 6/30/2039	$125,000	$129,944
		499,917
WASHINGTON — 1.2%
State of Washington, General Obligation, WA Series 2017-A, 5.00%, 8/1/2029	150,000	153,936
Washington Health Care Facilities Authority Revenue, WA 5.00%, 8/15/2037	200,000	202,373
		356,309
WISCONSIN — 2.1%
Public Finance Authority Revenue, WI Series A, 6.00%, 6/15/2052	250,000	243,043
Wisconsin Health & Educational Facilities Authority Revenue, WI Series A, 3.00%, 10/15/2037	425,000	360,746
		603,789
TOTAL MUNICIPAL BONDS & NOTES (Cost $26,965,944)		27,105,406
	Shares
SHORT-TERM INVESTMENT — 4.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (d) (e) (Cost $1,269,874)	1,269,874	1,269,874
TOTAL INVESTMENTS — 99.0% (Cost $28,235,818)		28,375,280
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		287,873
NET ASSETS — 100.0%		$28,663,153

See accompanying notes to Schedule of Investments.

SPDR NUVEEN MUNICIPAL BOND ETF
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

(a)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 7.1% of net assets as of March 31, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Bond is insured by the following:
% of Net Assets
Assured Guaranty Municipal Corp.	4.5%
Permanent School Fund Guaranteed	3.1%
Assured Guaranty Corp.	2.2%
Build America Mutual Assurance Corp.	2.1%
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2025.
AMT	Alternative Minimum Tax
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$27,105,406	$—	$27,105,406
Short-Term Investment	1,269,874	—	—	1,269,874
TOTAL INVESTMENTS	$1,269,874	$27,105,406	$—	$28,375,280

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	483,301	$483,301	$21,519,360	$20,732,787	$—	$—	1,269,874	$1,269,874	$29,782
See accompanying notes to Schedule of Investments.

SPDR NUVEEN MUNICIPAL BOND ESG ETF
Schedule of Investments
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 79.0%
ALABAMA — 2.5%
Black Belt Energy Gas District Revenue, AL Series C, 5.50%, 10/1/2054 (a)	$300,000	$322,423
CALIFORNIA — 2.4%
California Community Choice Financing Authority Revenue, CA Series D, 5.50%, 5/1/2054 (a)	300,000	315,814
CONNECTICUT — 5.8%
State of Connecticut Special Tax Revenue, CT Series A, 4.00%, 5/1/2039	460,000	460,500
Steel Point Infrastructure Improvement District, Special Obligation, CT 4.00%, 4/1/2031 (b)	300,000	299,528
		760,028
FLORIDA — 7.7%
Florida Development Finance Corp. Revenue, FL Series A, AMT, 8.25%, 7/1/2057 (a) (b)	215,000	223,268
Hobe-St. Lucie Conservancy District, Special Assessment, FL 5.60%, 5/1/2044	100,000	101,787
Saltleaf Community Development District, Special Assessment, FL 5.63%, 5/1/2044	110,000	109,189
Somerset Community Development District, Special Assessment, FL:
4.00%, 5/1/2032	200,000	193,123
4.20%, 5/1/2037	200,000	186,621
Westside Haines City Community Development District, Special Assessment, FL 6.00%, 5/1/2054	200,000	202,691
		1,016,679
ILLINOIS — 4.3%
Chicago O'Hare International Airport Revenue, IL Build America Mutual Assurance Corp., 5.00%, 1/1/2038 (c)	250,000	269,924
City of Chicago, General Obligation, IL Series A, 5.50%, 1/1/2039	275,000	291,424
		561,348
IOWA — 2.4%
Iowa Finance Authority Revenue, IA 4.00%, 12/1/2050 (a)	300,000	317,918
Security Description	Principal Amount	Value
MONTANA — 1.5%
Cascade County Elementary School District No. 1 Great Falls, General Obligation, MT 3.00%, 7/1/2029	$205,000	$202,662
NEW JERSEY — 6.2%
New Jersey Economic Development Authority Revenue, NJ:
Series MMM, 5.00%, 6/15/2033	180,000	190,675
Series QQQ, 5.00%, 6/15/2033	275,000	294,438
New Jersey Transportation Trust Fund Authority Revenue, NJ Series CC, 5.25%, 6/15/2036	300,000	329,561
		814,674
NEW YORK — 16.4%
Metropolitan Transportation Authority Dedicated Tax Fund Revenue, NY Series A, 5.00%, 11/15/2037	575,000	628,533
New York City Transitional Finance Authority Future Tax Secured Revenue, NY Series A, 5.00%, 11/1/2026	440,000	454,755
New York Transportation Development Corp. Revenue, NY AMT, 6.00%, 4/1/2035	250,000	274,620
Triborough Bridge & Tunnel Authority Revenue, NY:
Series A, 5.00%, 12/1/2033	270,000	308,064
Series A, 5.00%, 12/1/2034	425,000	485,915
		2,151,887
OREGON — 3.0%
Medford Hospital Facilities Authority Revenue, OR Series A, 5.00%, 8/15/2037	370,000	386,582
PENNSYLVANIA — 3.6%
Pennsylvania Economic Development Financing Authority Revenue, PA:
Series 2021A-2, 4.60%, 10/1/2046 (a)	375,000	377,043
Series C, 5.25%, 12/1/2037 (a)	100,000	100,800
		477,843
SOUTH CAROLINA — 3.0%
South Carolina Jobs-Economic Development Authority Revenue, SC Series A, 5.00%, 11/1/2039	375,000	398,053
TEXAS — 4.0%
Texas Private Activity Bond Surface Transportation Corp. Revenue, TX AMT, 5.50%, 12/31/2058	500,000	524,906

See accompanying notes to Schedule of Investments.

SPDR NUVEEN MUNICIPAL BOND ESG ETF
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
VIRGINIA — 6.8%
Isle Wight County Industrial Development Authority Revenue, VA Assured Guaranty Municipal Corp., 5.25%, 7/1/2048 (c)	$345,000	$369,973
Virginia Small Business Financing Authority Revenue, VA AMT, 5.00%, 1/1/2037	500,000	522,690
		892,663
WASHINGTON — 4.1%
Washington State Housing Finance Commission Revenue, WA 5.50%, 7/1/2044	500,000	534,930
WISCONSIN — 5.3%
Public Finance Authority Revenue, WI Series A, 4.00%, 11/15/2037	600,000	590,964
Public Finance Authority, Special Obligation, WI Series A, 5.00%, 6/1/2041 (b)	100,000	101,670
		692,634
TOTAL MUNICIPAL BONDS & NOTES (Cost $10,215,741)		10,371,044
	Shares
SHORT-TERM INVESTMENT — 2.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (d) (e) (Cost $309,859)	309,859	309,859
TOTAL INVESTMENTS — 81.3% (Cost $10,525,600)		10,680,903
OTHER ASSETS IN EXCESS OF LIABILITIES — 18.7%		2,453,472
NET ASSETS — 100.0%		$13,134,375
(a)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.8% of net assets as of March 31, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Bond is insured by the following:
% of Net Assets
Assured Guaranty Municipal Corp.	2.8%
Build America Mutual Assurance Corp.	2.1%
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2025.
AMT	Alternative Minimum Tax

See accompanying notes to Schedule of Investments.

SPDR NUVEEN MUNICIPAL BOND ESG ETF
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$10,371,044	$—	$10,371,044
Short-Term Investment	309,859	—	—	309,859
TOTAL INVESTMENTS	$309,859	$10,371,044	$—	$10,680,903

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	129,735	$129,735	$11,266,520	$11,086,396	$—	$—	309,859	$309,859	$20,664
See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 50.1%
AUSTRALIA — 0.4%
Northern Star Resources Ltd. 6.13%, 4/11/2033 (a)	$120,000	$124,316
Rio Tinto Finance USA PLC 5.25%, 3/14/2035	70,000	70,546
		194,862
BRAZIL — 0.7%
Petrobras Global Finance BV 6.50%, 7/3/2033	99,000	100,269
Raizen Fuels Finance SA 6.70%, 2/25/2037 (a)	230,000	230,255
		330,524
CANADA — 1.3%
Air Canada 3.88%, 8/15/2026 (a)	147,000	143,906
Enerflex Ltd. 9.00%, 10/15/2027 (a)	65,000	66,735
Garda World Security Corp. 8.38%, 11/15/2032 (a)	10,000	9,851
goeasy Ltd. 7.38%, 10/1/2030 (a) (b)	100,000	98,026
Magna International, Inc. 5.98%, 3/21/2026	64,000	64,015
Ritchie Bros Holdings, Inc. 6.75%, 3/15/2028 (a)	33,000	33,735
Saturn Oil & Gas, Inc. 9.63%, 6/15/2029 (a)	50,000	48,361
TransAlta Corp.:
6.50%, 3/15/2040	65,000	61,312
7.75%, 11/15/2029	70,000	72,647
		598,588
CAYMAN ISLANDS — 0.3%
Global Aircraft Leasing Co. Ltd. 8.75%, 9/1/2027 (a)	133,000	135,079
CHINA — 0.6%
Alibaba Group Holding Ltd. 3.15%, 2/9/2051	123,000	81,438
NXP BV/NXP Funding LLC/NXP USA, Inc. 5.00%, 1/15/2033	42,000	41,374
Prosus NV 4.19%, 1/19/2032 (a)	157,000	143,159
		265,971
FINLAND — 0.4%
Nordea Bank Abp VRN, 5 yr. CMT + 2.66%, 6.30%, 9/25/2031 (a) (c)	190,000	183,344
FRANCE — 0.3%
BNP Paribas SA 5 yr. CMT + 3.20%, 4.63%, 1/12/2027 (a) (c)	157,000	150,436
Security Description	Principal Amount	Value
GERMANY — 0.6%
Deutsche Bank AG:
5 yr. USD ICE Swap + 5.00%, 7.50%, 4/30/2025 (c)	$190,000	$190,236
SOFR + 1.72%, 3.04%, 5/28/2032 (c)	86,000	75,279
		265,515
IRELAND — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.30%, 1/30/2032	86,000	76,131
Bank of Ireland Group PLC 1 yr. CMT + 2.65%, 6.25%, 9/16/2026 (a) (c)	157,000	158,033
TrueNoord Capital DAC 8.75%, 3/1/2030 (a)	55,000	55,835
		289,999
ITALY — 1.5%
Intesa Sanpaolo SpA 1 yr. CMT + 4.40%, 8.25%, 11/21/2033 (a) (c)	190,000	218,196
Telecom Italia Capital SA 7.72%, 6/4/2038	74,000	76,868
UniCredit SpA 5 yr. USD ICE Swap + 4.91%, 7.30%, 4/2/2034 (a) (c)	384,000	404,560
		699,624
SOUTH AFRICA — 0.4%
Anglo American Capital PLC 5.75%, 4/5/2034 (a)	190,000	192,829
SPAIN — 1.2%
Banco Bilbao Vizcaya Argentaria SA:
1 yr. CMT + 1.95%, 6.03%, 3/13/2035 (c)	190,000	194,837
VRN, 5 yr. CMT + 3.25%, 7.75%, 1/14/2032 (c)	190,000	186,143
Banco Santander SA 6.35%, 3/14/2034	190,000	194,775
		575,755
SWITZERLAND — 1.1%
UBS Group AG:
SOFR + 3.70%, 6.44%, 8/11/2028 (a) (c)	202,000	209,549
VRN, 5 yr. USD SOFR ICE Swap + 3.08%, 7.00%, 2/10/2030 (a) (c)	200,000	196,880
VistaJet Malta Finance PLC/Vista Management Holding, Inc. 9.50%, 6/1/2028 (a)	99,000	98,015
		504,444

See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
UNITED KINGDOM — 1.3%
Barclays PLC VRN, 5 yr. USD SOFR ICE Swap + 3.69%, 7.63%, 3/15/2035 (c)	$200,000	$195,806
British Telecommunications PLC 9.63%, 12/15/2030	89,000	108,629
HSBC Holdings PLC SOFR + 3.02%, 7.40%, 11/13/2034 (c)	190,000	208,614
Marex Group PLC 6.40%, 11/4/2029	66,000	67,126
TechnipFMC PLC 6.50%, 2/1/2026 (a)	23,000	23,002
		603,177
UNITED STATES — 39.4%
200 Park Funding Trust 5.74%, 2/15/2055 (a)	130,000	128,495
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (a)	133,000	131,094
AES Corp. VRN, 5 yr. CMT + 2.89%, 6.95%, 7/15/2055 (c)	99,000	94,517
AG Issuer LLC 6.25%, 3/1/2028 (a)	13,000	12,786
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	37,000	36,189
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 6.25%, 3/15/2033 (a)	57,000	57,614
Allegiant Travel Co. 7.25%, 8/15/2027 (a)	135,000	130,930
Allison Transmission, Inc. 3.75%, 1/30/2031 (a)	162,000	144,024
Alta Equipment Group, Inc. 9.00%, 6/1/2029 (a)	40,000	35,013
Amazon.com, Inc. 3.10%, 5/12/2051	81,000	55,035
American Express Co. 5.85%, 11/5/2027	33,000	34,155
American Tower Corp. 2.30%, 9/15/2031	137,000	116,901
AmeriGas Partners LP/AmeriGas Finance Corp. 9.38%, 6/1/2028 (a)	80,000	79,235
Ameriprise Financial, Inc. 4.50%, 5/13/2032	42,000	40,995
Amgen, Inc. 4.20%, 3/1/2033	86,000	81,520
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75%, 1/15/2028 (a)	64,000	63,677
Security Description	Principal Amount	Value
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC 7.88%, 11/1/2029 (a)	$121,000	$119,226
Arches Buyer, Inc. 6.13%, 12/1/2028 (a)	51,000	44,820
ARES Capital Corp. 5.80%, 3/8/2032	109,000	108,347
Aretec Group, Inc. 7.50%, 4/1/2029 (a)	55,000	53,859
Aris Water Holdings LLC 7.25%, 4/1/2030 (a)	48,000	48,538
Armor Holdco, Inc. 8.50%, 11/15/2029 (a)	26,000	25,140
ASGN, Inc. 4.63%, 5/15/2028 (a)	18,000	17,199
Avianca Midco 2 PLC 9.00%, 12/1/2028 (a)	82,032	77,736
Avnet, Inc. 5.50%, 6/1/2032	40,000	39,672
Axon Enterprise, Inc. 6.13%, 3/15/2030 (a)	25,000	25,256
Bain Capital Specialty Finance, Inc.:
2.55%, 10/13/2026	145,000	139,075
5.95%, 3/15/2030	40,000	39,333
Bausch Health Cos., Inc. 4.88%, 6/1/2028 (a)	115,000	92,415
BGC Group, Inc. 4.38%, 12/15/2025	121,000	120,221
BlackRock TCP Capital Corp. 2.85%, 2/9/2026	118,000	114,598
Blackrock, Inc. 2.10%, 2/25/2032	59,000	50,013
Blackstone Mortgage Trust, Inc. 7.75%, 12/1/2029 (a)	69,000	71,100
Blackstone Secured Lending Fund 5.35%, 4/13/2028	119,000	118,900
Blue Owl Capital Corp.:
5.95%, 3/15/2029	66,000	66,182
8.45%, 11/15/2026	53,000	55,583
Brand Industrial Services, Inc. 10.38%, 8/1/2030 (a)	21,000	20,094
Brandywine Operating Partnership LP 8.88%, 4/12/2029	59,000	61,815
Bread Financial Holdings, Inc. 9.75%, 3/15/2029 (a)	113,000	119,196
Brinker International, Inc. 8.25%, 7/15/2030 (a)	32,000	33,604
Bristow Group, Inc. 6.88%, 3/1/2028 (a)	55,000	54,541
Broadcom, Inc.:
3.50%, 2/15/2041 (a)	194,000	151,964
4.15%, 4/15/2032 (a)	110,000	104,324

See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Brundage-Bone Concrete Pumping Holdings, Inc. 7.50%, 2/1/2032 (a)	$42,000	$39,998
Cadence Design Systems, Inc. 4.70%, 9/10/2034	53,000	51,715
California Resources Corp. 8.25%, 6/15/2029 (a)	75,000	76,198
Carnival Corp. 5.75%, 3/15/2030 (a)	104,000	103,575
Carpenter Technology Corp. 7.63%, 3/15/2030	68,000	70,064
Caterpillar Financial Services Corp. Series MTN, 3.65%, 8/12/2025	81,000	80,705
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/2031 (a)	56,000	49,615
4.50%, 8/15/2030 (a)	81,000	73,754
4.50%, 5/1/2032	31,000	26,952
4.50%, 6/1/2033 (a)	20,000	17,038
4.75%, 2/1/2032 (a)	30,000	26,637
CenterPoint Energy Houston Electric LLC 5.30%, 4/1/2053	16,000	15,233
Champions Financing, Inc. 8.75%, 2/15/2029 (a)	9,000	8,055
Chobani LLC/Chobani Finance Corp., Inc. 7.63%, 7/1/2029 (a)	18,000	18,542
Chord Energy Corp. 6.75%, 3/15/2033 (a)	47,000	46,794
Ciena Corp. 4.00%, 1/31/2030 (a)	142,000	129,721
Citadel LP:
6.00%, 1/23/2030 (a)	33,000	33,548
6.38%, 1/23/2032 (a)	23,000	23,611
Citigroup, Inc. SOFR + 1.83%, 6.02%, 1/24/2036 (c)	165,000	166,338
Clean Harbors, Inc. 5.13%, 7/15/2029 (a)	9,000	8,771
Clue Opco LLC 9.50%, 10/15/2031 (a)	53,000	53,034
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	59,000	55,052
Comcast Corp. 2.99%, 11/1/2063	233,000	131,850
CommScope LLC 4.75%, 9/1/2029 (a)	116,000	103,117
Consolidated Communications, Inc. 6.50%, 10/1/2028 (a)	59,000	57,084
Continental Resources, Inc. 2.27%, 11/15/2026 (a)	54,000	51,805
COPT Defense Properties LP 2.75%, 4/15/2031	17,000	14,727
Security Description	Principal Amount	Value
Cornerstone Building Brands, Inc. 6.13%, 1/15/2029 (a)	$42,000	$25,898
Crescent Energy Finance LLC 7.63%, 4/1/2032 (a)	150,000	148,450
CTR Partnership LP/CareTrust Capital Corp. 3.88%, 6/30/2028 (a)	140,000	131,208
CVR Energy, Inc. 5.75%, 2/15/2028 (a)	66,000	61,648
DaVita, Inc.:
3.75%, 2/15/2031 (a)	93,000	80,843
4.63%, 6/1/2030 (a)	78,000	71,889
Deluxe Corp. 8.13%, 9/15/2029 (a)	125,000	125,813
Diamondback Energy, Inc. 6.25%, 3/15/2033	198,000	209,173
Directv Financing LLC 8.88%, 2/1/2030 (a)	55,000	52,478
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 10.00%, 2/15/2031 (a)	142,000	136,250
Discover Financial Services SOFR + 3.37%, 7.96%, 11/2/2034 (c)	236,000	269,323
DISH Network Corp. 11.75%, 11/15/2027 (a)	125,000	131,704
Dominion Energy, Inc. Series A, 5 yr. CMT + 2.39%, 6.88%, 2/1/2055 (c)	76,000	78,472
DT Midstream, Inc.:
4.13%, 6/15/2029 (a)	144,000	135,593
4.38%, 6/15/2031 (a)	14,000	12,897
Edison International 6.25%, 3/15/2030	5,000	5,068
Eli Lilly & Co. 4.70%, 2/27/2033	69,000	69,037
Embecta Corp. 5.00%, 2/15/2030 (a)	69,000	61,814
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	37,000	25,926
Energy Transfer LP:
5.70%, 4/1/2035	75,000	75,536
5.95%, 5/15/2054	119,000	113,763
6.40%, 12/1/2030	132,000	140,703
Enova International, Inc.:
9.13%, 8/1/2029 (a)	25,000	25,700
11.25%, 12/15/2028 (a)	54,000	58,182
Enviri Corp. 5.75%, 7/31/2027 (a)	72,000	68,787
ERP Operating LP 4.65%, 9/15/2034	66,000	63,229
Esab Corp. 6.25%, 4/15/2029 (a)	96,000	97,442
Expedia Group, Inc. 5.40%, 2/15/2035	120,000	119,549

See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Fair Isaac Corp.:
4.00%, 6/15/2028 (a)	$80,000	$76,145
5.25%, 5/15/2026 (a)	68,000	67,971
Fidelity National Financial, Inc. 2.45%, 3/15/2031	32,000	27,573
Five Point Operating Co. LP/Five Point Capital Corp. 10.50%, 1/15/2028 (a) (d)	52,000	52,981
Flex Ltd. 5.25%, 1/15/2032	81,000	80,444
Freedom Mortgage Corp. 12.25%, 10/1/2030 (a)	47,000	51,819
Freedom Mortgage Holdings LLC:
8.38%, 4/1/2032 (a)	40,000	39,073
9.13%, 5/15/2031 (a)	40,000	40,260
Freeport-McMoRan, Inc. 4.63%, 8/1/2030	137,000	133,968
Frontier Communications Holdings LLC:
6.00%, 1/15/2030 (a)	19,000	19,040
6.75%, 5/1/2029 (a)	101,000	101,460
FS KKR Capital Corp. 6.88%, 8/15/2029	61,000	62,552
Garrett Motion Holdings, Inc./Garrett LX I SARL 7.75%, 5/31/2032 (a)	71,000	70,242
Gartner, Inc. 3.63%, 6/15/2029 (a)	27,000	25,428
Gen Digital, Inc. 6.25%, 4/1/2033 (a)	85,000	84,734
Genuine Parts Co. 4.95%, 8/15/2029	71,000	71,288
Global Payments, Inc. 5.40%, 8/15/2032	33,000	33,356
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.50%, 3/1/2029 (a)	73,000	67,631
Goldman Sachs Group, Inc.:
VRN, 5 yr. CMT + 2.46%, 6.85%, 2/10/2030 (c)	165,000	167,582
Series X, 5 yr. CMT + 2.81%, 7.50%, 5/10/2029 (c)	132,000	139,057
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	10,000	9,769
Gray Media, Inc. 10.50%, 7/15/2029 (a)	89,000	92,971
Great Lakes Dredge & Dock Corp. 5.25%, 6/1/2029 (a)	38,000	34,387
Group 1 Automotive, Inc. 6.38%, 1/15/2030 (a)	84,000	84,278
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a)	74,000	68,019
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	55,000	55,810
Security Description	Principal Amount	Value
Hess Midstream Operations LP:
5.88%, 3/1/2028 (a)	$152,000	$152,836
6.50%, 6/1/2029 (a)	7,000	7,136
Hilton Domestic Operating Co., Inc. 5.88%, 4/1/2029 (a)	95,000	95,290
HLF Financing SARL LLC/Herbalife International, Inc.:
4.88%, 6/1/2029 (a)	55,000	42,419
12.25%, 4/15/2029 (a)	42,000	45,365
HUB International Ltd. 7.38%, 1/31/2032 (a)	106,000	107,959
Hughes Satellite Systems Corp. 5.25%, 8/1/2026	124,000	115,738
Hyatt Hotels Corp. 5.75%, 3/30/2032	45,000	45,262
iHeartCommunications, Inc. 7.75%, 8/15/2030 (a)	49,000	36,275
Interface, Inc. 5.50%, 12/1/2028 (a)	51,000	49,668
Jabil, Inc. 5.45%, 2/1/2029	11,000	11,199
Jane Street Group/JSG Finance, Inc. 7.13%, 4/30/2031 (a)	75,000	76,983
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 5.95%, 4/20/2035 (a)	33,000	33,932
JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 9/20/2031 (a)	82,000	80,889
JPMorgan Chase & Co.:
SOFR + 1.32%, 5.50%, 1/24/2036 (c)	43,000	43,937
SOFR + 1.46%, 3.16%, 4/22/2042 (c)	76,000	56,680
Series OO, VRN, 5 yr. CMT + 2.15%, 6.50%, 4/1/2030 (c)	85,000	87,067
JW Aluminum Continuous Cast Co. 10.25%, 4/1/2030 (a)	55,000	54,961
K Hovnanian Enterprises, Inc. 11.75%, 9/30/2029 (a)	25,000	26,937
Landsea Homes Corp. 8.88%, 4/1/2029 (a)	59,000	56,207
Level 3 Financing, Inc. 4.88%, 6/15/2029 (a)	124,632	105,611
LFS Topco LLC 5.88%, 10/15/2026 (a)	50,000	48,860
Liberty Mutual Group, Inc. 4.30%, 2/1/2061 (a)	94,000	58,812
Live Nation Entertainment, Inc. 3.75%, 1/15/2028 (a)	94,000	89,750
Long Ridge Energy LLC 8.75%, 2/15/2032 (a)	55,000	53,186

See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Lowe's Cos., Inc. 2.80%, 9/15/2041	$89,000	$61,560
Madison IAQ LLC 5.88%, 6/30/2029 (a)	50,000	47,233
Manitowoc Co., Inc. 9.25%, 10/1/2031 (a)	63,000	64,795
Marriott International, Inc. 5.50%, 4/15/2037	135,000	133,337
Martin Midstream Partners LP/Martin Midstream Finance Corp. 11.50%, 2/15/2028 (a)	52,000	55,412
Maxim Crane Works Holdings Capital LLC 11.50%, 9/1/2028 (a)	26,000	26,132
McAfee Corp. 7.38%, 2/15/2030 (a)	53,000	46,960
Michaels Cos., Inc. 5.25%, 5/1/2028 (a)	66,000	45,445
Micron Technology, Inc.:
3.37%, 11/1/2041	54,000	39,887
5.30%, 1/15/2031	56,000	56,608
6.75%, 11/1/2029	76,000	81,530
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	49,000	34,924
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC 8.25%, 4/15/2030 (a) (b)	40,000	39,228
Moog, Inc. 4.25%, 12/15/2027 (a)	105,000	101,138
MPH Acquisition Holdings LLC 5.75%, 12/31/2030 (a)	50,632	36,776
MPT Operating Partnership LP/MPT Finance Corp.:
4.63%, 8/1/2029	48,000	36,739
5.00%, 10/15/2027	29,000	26,168
8.50%, 2/15/2032 (a)	20,000	20,381
MSCI, Inc. 3.63%, 11/1/2031 (a)	23,000	20,795
Mueller Water Products, Inc. 4.00%, 6/15/2029 (a)	140,000	130,011
NetApp, Inc. 5.70%, 3/17/2035	35,000	34,953
Newfold Digital Holdings Group, Inc. 11.75%, 10/15/2028 (a)	40,000	28,200
NFE Financing LLC 12.00%, 11/15/2029 (a)	94,018	79,211
Nordstrom, Inc. 4.38%, 4/1/2030	155,000	138,801
NRG Energy, Inc.:
3.38%, 2/15/2029 (a)	75,000	68,918
3.63%, 2/15/2031 (a)	54,000	47,890
5.75%, 7/15/2029 (a)	53,000	52,156
6.25%, 11/1/2034 (a)	18,000	17,725
Security Description	Principal Amount	Value
NuStar Logistics LP 6.38%, 10/1/2030	$76,000	$76,723
Oceaneering International, Inc. 6.00%, 2/1/2028	132,000	131,104
Oncor Electric Delivery Co. LLC:
4.30%, 5/15/2028	90,000	89,738
5.35%, 4/1/2035 (a)	25,000	25,288
OneMain Finance Corp. 7.50%, 5/15/2031	17,000	17,295
ONEOK, Inc. 6.50%, 9/1/2030 (a)	10,000	10,610
Osaic Holdings, Inc. 10.75%, 8/1/2027 (a)	36,000	36,557
Oscar AcquisitionCo LLC/Oscar Finance, Inc. 9.50%, 4/15/2030 (a)	40,000	35,909
Pacific Gas & Electric Co. 5.70%, 3/1/2035	90,000	90,034
Panther Escrow Issuer LLC 7.13%, 6/1/2031 (a)	39,000	39,713
Patrick Industries, Inc.:
4.75%, 5/1/2029 (a)	108,000	101,383
6.38%, 11/1/2032 (a)	28,000	27,163
PBF Holding Co. LLC/PBF Finance Corp. 9.88%, 3/15/2030 (a)	33,000	31,183
Pediatrix Medical Group, Inc. 5.38%, 2/15/2030 (a)	23,000	22,130
Phinia, Inc. 6.75%, 4/15/2029 (a)	10,000	10,133
Pitney Bowes, Inc. 7.25%, 3/15/2029 (a)	56,000	55,743
Planet Financial Group LLC 10.50%, 12/15/2029 (a)	69,000	69,326
PPL Capital Funding, Inc. 5.25%, 9/1/2034	15,000	14,926
Provident Funding Associates LP/PFG Finance Corp. 9.75%, 9/15/2029 (a)	65,000	66,596
Prudential Financial, Inc.:
5.20%, 3/14/2035	230,000	230,113
5 yr. CMT + 3.23%, 6.00%, 9/1/2052 (c)	82,000	82,081
Public Storage Operating Co. 2.25%, 11/9/2031	42,000	35,944
QUALCOMM, Inc. 5.40%, 5/20/2033	124,000	129,358
Rain Carbon, Inc. 12.25%, 9/1/2029 (a)	65,000	69,059
Resideo Funding, Inc. 4.00%, 9/1/2029 (a)	147,000	134,193
ROBLOX Corp. 3.88%, 5/1/2030 (a)	152,000	138,408
Rockies Express Pipeline LLC 6.75%, 3/15/2033 (a)	92,000	93,761

See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Rollins, Inc. 5.25%, 2/24/2035 (a)	$20,000	$19,914
Royal Caribbean Cruises Ltd.:
5.38%, 7/15/2027 (a)	7,000	6,975
5.50%, 8/31/2026 (a)	12,000	11,996
5.50%, 4/1/2028 (a)	99,000	98,574
5.63%, 9/30/2031 (a)	95,000	93,326
7.50%, 10/15/2027	7,000	7,330
Sabre GLBL, Inc.:
8.63%, 6/1/2027 (a)	21,000	20,777
10.75%, 11/15/2029 (a)	69,000	69,578
Saks Global Enterprises LLC 11.00%, 12/15/2029 (a)	61,000	49,416
Santander Holdings USA, Inc. SOFR + 1.25%, 2.49%, 1/6/2028 (c)	104,000	99,717
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	75,000	58,994
Sixth Street Lending Partners 6.13%, 7/15/2030 (a)	48,000	48,270
SLM Corp. 6.50%, 1/31/2030	60,000	61,540
Somnigroup International, Inc.:
3.88%, 10/15/2031 (a)	67,000	58,829
4.00%, 4/15/2029 (a)	90,000	83,606
Spirit AeroSystems, Inc. 4.60%, 6/15/2028	47,000	45,097
SPX FLOW, Inc. 8.75%, 4/1/2030 (a)	27,000	27,768
Starwood Property Trust, Inc.:
4.38%, 1/15/2027 (a)	137,000	133,153
6.00%, 4/15/2030 (a)	93,000	91,127
6.50%, 10/15/2030 (a) (b)	50,000	49,625
StoneMor, Inc. 8.50%, 5/15/2029 (a)	20,000	18,290
Stonepeak Nile Parent LLC 7.25%, 3/15/2032 (a)	15,000	15,293
Stryker Corp. 4.63%, 9/11/2034	124,000	120,812
Summit Midstream Holdings LLC 8.63%, 10/31/2029 (a)	69,000	70,510
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	74,000	67,926
Synchrony Financial:
7.25%, 2/2/2033	87,000	89,443
SOFR + 1.68%, 5.45%, 3/6/2031 (c)	40,000	39,713
Synopsys, Inc. 5.15%, 4/1/2035	30,000	30,152
Taylor Morrison Communities, Inc.:
5.75%, 1/15/2028 (a)	90,000	89,788
5.88%, 6/15/2027 (a)	29,000	28,999
TEGNA, Inc. 5.00%, 9/15/2029	161,000	149,741
Texas Instruments, Inc. 4.90%, 3/14/2033	90,000	91,011
Security Description	Principal Amount	Value
TGNR Intermediate Holdings LLC 5.50%, 10/15/2029 (a)	$75,000	$70,550
T-Mobile USA, Inc. 4.70%, 1/15/2035	66,000	63,513
TMS International Corp. 6.25%, 4/15/2029 (a)	38,000	35,449
TransDigm, Inc. 6.88%, 12/15/2030 (a)	59,000	60,316
TransMontaigne Partners LLC 8.50%, 6/15/2030 (a)	10,000	10,081
Tutor Perini Corp. 11.88%, 4/30/2029 (a)	32,000	35,241
Twilio, Inc. 3.63%, 3/15/2029	148,000	137,359
U.S. Foods, Inc. 5.75%, 4/15/2033 (a)	74,000	72,199
United Airlines Pass-Through Trust Series 2020-1, Class A, 5.88%, 4/15/2029	233,992	237,504
United Airlines, Inc.:
4.38%, 4/15/2026 (a)	79,000	77,674
4.63%, 4/15/2029 (a)	53,000	50,169
Upbound Group, Inc. 6.38%, 2/15/2029 (a)	14,000	13,247
USI, Inc. 7.50%, 1/15/2032 (a)	37,000	37,825
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	78,000	74,254
VFH Parent LLC/Valor Co-Issuer, Inc. 7.50%, 6/15/2031 (a)	66,000	67,659
Viavi Solutions, Inc. 3.75%, 10/1/2029 (a)	145,000	132,766
Victoria's Secret & Co. 4.63%, 7/15/2029 (a)	80,000	70,171
Viking Baked Goods Acquisition Corp. 8.63%, 11/1/2031 (a)	18,000	16,774
Virginia Electric & Power Co. 5.05%, 8/15/2034	23,000	22,768
Virtusa Corp. 7.13%, 12/15/2028 (a)	26,000	24,485
Vistra Operations Co. LLC:
4.38%, 5/1/2029 (a)	15,000	14,246
5.00%, 7/31/2027 (a)	93,000	91,682
5.63%, 2/15/2027 (a)	26,000	25,914
6.88%, 4/15/2032 (a)	10,000	10,196
7.75%, 10/15/2031 (a)	9,000	9,430
Vornado Realty LP 3.40%, 6/1/2031	126,000	107,057
Walgreens Boots Alliance, Inc. 8.13%, 8/15/2029	65,000	66,322
Walker & Dunlop, Inc. 6.63%, 4/1/2033 (a)	75,000	74,820

See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Werner FinCo LP/Werner FinCo, Inc. 11.50%, 6/15/2028 (a)	$7,000	$7,600
Western Midstream Operating LP 6.15%, 4/1/2033	11,000	11,334
White Cap Buyer LLC 6.88%, 10/15/2028 (a)	41,000	39,387
Williams Cos., Inc. 8.75%, 3/15/2032	132,000	158,457
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	135,000	128,959
Xerox Holdings Corp. 5.50%, 8/15/2028 (a)	61,000	42,868
XHR LP 6.63%, 5/15/2030 (a)	29,000	28,498
XPLR Infrastructure Operating Partners LP 7.25%, 1/15/2029 (a)	107,000	105,469
		18,302,553
TOTAL CORPORATE BONDS & NOTES (Cost $23,514,935)		23,292,700
ASSET-BACKED SECURITIES — 5.3%
AMMC CLO 15 Ltd. Series 2014-15A, Class BR3, 3 mo. USD Term SOFR + 1.91%, 6.21%, 1/15/2032 (a) (c)	250,000	249,725
Battalion CLO XVI Ltd. Series 2019-16A, Class BR2, ABS, 3 mo. USD Term SOFR + 1.75%, 6.19%, 1/20/2038 (a) (c)	250,000	248,797
CarVal CLO II Ltd. Series 2019-1A, Class BR2, ABS, 3 mo. USD Term SOFR + 1.55%, 5.84%, 4/20/2032 (a) (c)	250,000	250,000
CBAM Ltd. Series 2018-6A, Class B2R, ABS, 3 mo. USD Term SOFR + 2.36%, 6.66%, 1/15/2031 (a) (c)	255,000	255,043
Clover CLO LLC Series 2018-1A, Class B1RR, 3 mo. USD Term SOFR + 1.95%, 6.24%, 4/20/2037 (a) (c)	250,000	250,275
Golub Capital Partners CLO 77 B Ltd. Series 2024-77A, Class C, ABS, 3 mo. USD Term SOFR + 1.80%, 6.10%, 1/25/2038 (a) (c)	265,000	263,654
Greywolf CLO VI Ltd. Series 2018-1A, Class A1, 3 mo. USD Term SOFR + 1.29%, 5.59%, 4/26/2031 (a) (c)	87,174	87,104
Security Description	Principal Amount	Value
KKR CLO 22 Ltd. Series 22A, Class B, 3 mo. USD Term SOFR + 1.86%, 6.15%, 7/20/2031 (a) (c)	$250,000	$249,750
OHA Credit Funding 8 Ltd. Series 2021-8A, Class CR, ABS, 3 mo. USD Term SOFR + 1.75%, 6.03%, 1/20/2038 (a) (c)	250,000	248,741
OneMain Direct Auto Receivables Trust Series 2021-1A, Class A, ABS, 0.87%, 7/14/2028 (a)	120,236	118,901
Post CLO Ltd. Series 2023-1A, Class B1, 3 mo. USD Term SOFR + 2.50%, 6.79%, 4/20/2036 (a) (c)	250,000	250,002
TOTAL ASSET-BACKED SECURITIES (Cost $2,458,573)		2,471,992
	Shares
CONVERTIBLE BONDS — 0.9%
SINGAPORE — 0.1% (e)
Sea Ltd. 2.38%, 12/1/2025	18,000	26,460
UNITED STATES — 0.8%
Axon Enterprise, Inc. 0.50%, 12/15/2027	15,000	34,964
Booking Holdings, Inc. 0.75%, 5/1/2025	10,000	24,515
Coinbase Global, Inc. 0.25%, 4/1/2030 (a)	23,000	21,264
Duke Energy Corp. 4.13%, 4/15/2026	25,000	27,100
Evergy, Inc. 4.50%, 12/15/2027	25,000	29,358
Freshpet, Inc. 3.00%, 4/1/2028	15,000	21,261
Guidewire Software, Inc. 1.25%, 11/1/2029 (a)	25,000	26,068
Insulet Corp. 0.38%, 9/1/2026	20,000	25,332
InterDigital, Inc. 3.50%, 6/1/2027	10,000	26,852
Itron, Inc. 1.38%, 7/15/2030 (a)	30,000	31,345
Seagate HDD Cayman 3.50%, 6/1/2028	18,000	21,676
Spotify USA, Inc. 3/15/2026	25,000	29,827
Stem, Inc. 0.50%, 12/1/2028 (a)	95,000	22,088

See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Welltower OP LLC 2.75%, 5/15/2028 (a)	18,000	$29,356
		371,006
TOTAL CONVERTIBLE BONDS (Cost $457,031)		397,466
	Principal Amount
SENIOR FLOATING RATE LOANS — 23.5%
ADVERTISING SERVICES — 0.6%
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 4.00%, 8.44%, 8/23/2028 (c)	$28,144	28,007
Neptune Bidco U.S., Inc., 2022 USD Term Loan B, 3 mo. USD Term SOFR + 5.00%, 9.39%, 4/11/2029 (c)	292,394	252,876
		280,883
AEROSPACE & DEFENSE — 0.7%
Air Comm Corp. LLC, 2024 Term Loan, 1 mo. USD Term SOFR + 3.00%, 7.32%, 11/21/2031 (c)	92,307	91,962
Barnes Group, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.32%, 1/27/2032 (c)	126,320	125,636
Kaman Corp., 2025 Term Loan B, 3 mo. USD Term SOFR + 2.75%, 6 mo. USD Term SOFR + 2.75%, 7.07%, 2/26/2032 (c)	88,000	86,936
TransDigm, Inc., 2023 Term Loan J, 3 mo. USD Term SOFR + 2.50% , 2/28/2031 (c)	39,601	39,428
		343,962
AIRLINES — 0.5%
American Airlines, Inc.:
2023 1st Lien Term Loan, 6 mo. USD Term SOFR + 2.25%, 6.51%, 6/4/2029 (c)	113,850	112,384
2025 Term Loan (f)	143,000	141,537
		253,921
APPAREL — 0.8%
S&S Holdings LLC, 2024 Term Loan, 1 mo. USD Term SOFR + 5.00%, 9.32%, 10/1/2031 (c)	382,080	374,559
Security Description	Principal Amount	Value
AUTO PARTS & EQUIPMENT — 0.9%
Clarios Global LP:
2025 EUR Term Loan B, 1 mo. EURIBOR + 3.25%, 5.61%, 1/28/2032 (c)	EUR62,000	$66,685
2025 USD Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.08%, 1/28/2032 (c)	96,000	94,720
First Brands Group LLC:
2021 Term Loan, 3 mo. USD Term SOFR + 5.00%, 9.55%, 3/30/2027 (c)	62,889	58,586
2022 Incremental Term Loan, 3 mo. USD Term SOFR + 5.00%, 9.55%, 3/30/2027 (c)	229,287	213,667
		433,658
BUILDING MATERIALS — 0.4%
EMRLD Borrower LP, Term Loan B, 6 mo. USD Term SOFR + 2.50%, 6.93%, 5/31/2030 (c)	188,418	186,941
Oscar AcquisitionCo LLC, Term Loan B, 3 mo. USD Term SOFR + 4.25%, 8.55%, 4/29/2029 (c)	16,654	15,625
		202,566
CHEMICALS — 0.7%
Bakelite U.S. Holdco, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.05%, 12/23/2031 (c)	204,903	202,854
Olympus Water U.S. Holding Corp., 2024 EUR Term Loan B, 3 mo. EURIBOR + 3.75%, 6.11%, 6/20/2031 (c)	EUR107,000	115,871
		318,725
COMMERCIAL SERVICES — 3.3%
Amspec Parent LLC, 2024 Term Loan, 3 mo. USD Term SOFR + 4.25%, 8.55%, 12/22/2031 (c)	76,749	76,797
Belron Finance 2019 LLC, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 2.75%, 7.05%, 10/16/2031 (c)	236,810	236,700
Camelot U.S. Acquisition LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.08%, 1/31/2031 (c)	103,960	102,681
CHG Healthcare Services, Inc., 2024 Term Loan B1, 3 mo. USD Term SOFR + 3.00%, 7.30%, 9/29/2028 (c)	289,545	289,490

See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Galaxy U.S. Opco, Inc., Term Loan, 3 mo. USD Term SOFR + 2.50%, 9.04%, 7/31/2030 (c)	$318,959	$269,742
Kingpin Intermediate Holdings LLC, 2023 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 7.83%, 2/8/2028 (c)	95,687	95,329
Mckissock Investment Holdings LLC, Incremental Term Loan, 3 mo. USD Term SOFR + 5.00%, 9.29%, 3/12/2029 (c)	92,825	92,516
Nuvei Technologies Corp., 2024 Term Loan B1, 1 mo. USD Term SOFR + 3.00%, 7.33%, 11/15/2031 (c)	135,113	134,400
Ryan LLC, Term Loan, 1 mo. USD Term SOFR + 3.50%, 7.83%, 11/14/2030 (c)	173,562	173,236
VM Consolidated, Inc., 2024 Term Loan B2, 1 mo. USD Term SOFR + 2.25%, 6.58%, 3/24/2028 (c)	58,172	58,332
		1,529,223
COMPUTERS — 1.3%
Access CIG LLC, 2023 Term Loan, 3 mo. USD Term SOFR + 4.25%, 8.55%, 8/18/2028 (c)	6,912	6,922
Clover Holdings 2 LLC, Term Loan B, 3 mo. USD Term SOFR + 4.00%, 8.30%, 12/9/2031 (c)	87,000	86,184
Fortress Intermediate 3, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.08%, 6/27/2031 (c)	155,220	155,124
NCR Atleos LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.05%, 4/16/2029 (c)	100,611	101,152
Sandisk Corp., Term Loan B, 3 mo. USD Term SOFR + 3.00%, 7.33%, 2/20/2032 (c)	246,000	242,541
		591,923
CONSTRUCTION & ENGINEERING — 0.2%
Service Logic Acquisition, Inc., 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.32%, 10/29/2027 (c)	74,438	74,345
Security Description	Principal Amount	Value
CONSTRUCTION MATERIALS — 0.2%
Quikrete Holdings, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.58%, 2/10/2032 (c)	$107,000	$105,933
CONTAINERS & PACKAGING — 0.2%
Graham Packaging Co., Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.83%, 8/4/2027 (c)	101,993	101,993
DISTRIBUTION/WHOLESALE — 0.1%
Olympus Water U.S. Holding Corp., 2024 USD Term Loan, 3 mo. USD Term SOFR + 3.00%, 7.30%, 6/20/2031 (c)	48,568	47,885
DIVERSIFIED FINANCIAL SERVICES — 0.8%
Dechra Pharmaceuticals Holdings Ltd., USD Term Loan B, 6 mo. USD Term SOFR + 3.25%, 7.54%, 1/27/2032 (c)	63,000	62,951
FNZ Group Services Ltd., 2024 USD Term Loan B, 3 mo. USD Term SOFR + 5.00%, 9.29%, 11/5/2031 (c)	157,000	145,225
Mermaid Bidco, Inc., 2024 EUR Term Loan B, 3 mo. EURIBOR + 3.75%, 6.31%, 7/3/2031 (c)	EUR27,000	29,335
Paysafe Holdings U.S. Corp., USD Term Loan B1, 1 mo. USD Term SOFR + 2.75%, 7.19%, 6/28/2028 (c)	152,307	152,307
		389,818
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
CommScope, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 5.25%, 9.57%, 12/17/2029 (c)	180,250	179,762
Crown Subsea Communications Holding, Inc., 2024 Term Loan B1, 1 mo. USD Term SOFR + 4.00%, 8.32%, 1/30/2031 (c)	72,182	72,380
MasOrange Finco PLC, 2025 EUR Term Loan B (f)	EUR173,000	184,188
		436,330
ELECTRIC — 0.7%
Alpha Generation LLC, Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.08%, 9/30/2031 (c)	126,365	126,563

See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Kohler Energy Co. LLC, USD Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.05%, 5/1/2031 (c)	$192,349	$189,764
		316,327
ELECTRONICS — 0.4%
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan B, 1 mo. USD Term SOFR + 4.25%, 8.57%, 12/2/2031 (c)	168,000	165,340
ENERGY-ALTERNATE SOURCES — 0.0% (e)
Array Technologies, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.69%, 10/14/2027 (c)	393	394
ENTERTAINMENT — 0.3%
Endeavor Group Holdings, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.32%, 1/27/2032 (c)	146,000	145,909
ENVIRONMENTAL CONTROL — 0.2%
GFL Environmental, Inc., 2025 Term Loan B, 3 mo. USD Term SOFR + 2.50%, 6.82%, 2/4/2032 (c)	82,075	81,459
FOOD PRODUCTS — 0.2%
Sauer Brands, Inc.:
Delayed Draw Term Loan (f)	426	426
Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.55%, 2/4/2032 (c)	76,646	76,665
		77,091
GROUND TRANSPORTATION — 0.7%
Rand Parent LLC, 2025 Term Loan B, 3 mo. USD Term SOFR + 3.00%, 7.30%, 3/18/2030 (c)	94,324	93,280
Stonepeak Nile Parent LLC, Term Loan B (f)	215,000	214,429
		307,709
HEALTH CARE EQUIPMENT & SUPPLIES — 0.2%
Bausch & Lomb Corp., 2023 Incremental Term Loan, 1 mo. USD Term SOFR + 4.00%, 8.33%, 9/29/2028 (c)	62,055	61,978
Medline Borrower LP, 2024 USD Add-on Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.58%, 10/23/2028 (c)	49,569	49,531
		111,509
Security Description	Principal Amount	Value
HEALTH CARE PROVIDERS & SERVICES — 0.3%
LifePoint Health, Inc., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.05%, 5/17/2031 (c)	$119,080	$115,756
INSURANCE — 2.3%
AmWINS Group, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.58%, 1/30/2032 (c)	189,393	188,106
Ardonagh Midco 3 PLC, 2024 USD Term Loan B (f)	169,000	167,099
Asurion LLC, 2023 Term Loan B11, 1 mo. USD Term SOFR + 4.25%, 8.68%, 8/19/2028 (c)	147,868	146,733
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, 3 mo. USD Term SOFR + 3.00%, 7.31%, 7/31/2031 (c)	369,130	368,350
Truist Insurance Holdings LLC:
2024 Term Loan B, 3 mo. USD Term SOFR + 2.75%, 7.05%, 5/6/2031 (c)	34,016	33,846
2nd Lien Term Loan, 3 mo. USD Term SOFR + 4.75%, 9.05%, 5/6/2032 (c)	38,421	38,865
USI, Inc.:
2024 Term Loan C, 3 mo. USD Term SOFR + 2.25%, 6.55%, 9/29/2030 (c)	21,672	21,491
2024 Term Loan D, 3 mo. USD Term SOFR + 2.25%, 6.55%, 11/21/2029 (c)	97,522	96,715
		1,061,205
INTERNET & TELECOM — 0.5%
MH Sub I LLC, 2024 Term Loan B4, 1 mo. USD Term SOFR + 4.25%, 8.58%, 12/31/2031 (c)	150,638	138,797
Proofpoint, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 3.00%, 7.33%, 8/31/2028 (c)	94,915	94,722
		233,519
LEISURE TIME — 0.2%
Sabre GLBL, Inc.:
2021 Term Loan B1, 1 mo. USD Term SOFR + 3.50%, 7.94%, 12/17/2027 (c)	18,644	18,015
2021 Term Loan B2, 1 mo. USD Term SOFR + 3.50%, 7.94%, 12/17/2027 (c)	10,684	10,323

See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
2024 Term Loan B1, 1 mo. USD Term SOFR + 6.00%, 10.43%, 11/15/2029 (c)	$59,824	$58,728
2024 Term Loan B2, 1 mo. USD Term SOFR + 6.00%, 10.43%, 11/15/2029 (c)	26,057	25,405
		112,471
MEDIA — 1.0%
Cengage Learning, Inc., 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.50%, 3 mo. USD Term SOFR + 3.50%, 7.82%, 3/24/2031 (c)	55,456	55,083
DirecTV Financing LLC, 2024 Term Loan, 3 mo. USD Term SOFR + 5.25%, 9.80%, 8/2/2029 (c)	143,031	141,208
DIRECTV Financing LLC, 2025 Term Loan B (f)	110,624	105,870
EW Scripps Co., 2019 Term Loan B2, 1 mo. USD Term SOFR + 2.56%, 7.00%, 5/1/2026 (c)	72,363	72,165
McGraw-Hill Global Education Holdings LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.58%, 8/6/2031 (c)	96,590	96,556
		470,882
PHARMACEUTICALS — 1.0%
Bausch Health Cos., Inc., 2025 Term Loan B (f)	246,000	237,083
IVC Acquisition Ltd., 2025 USD Repriced Term Loan B (f)	77,027	77,159
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.58%, 5/5/2028 (c)	65,498	65,547
Organon & Co., 2024 USD Term Loan, 1 mo. USD Term SOFR + 2.25%, 6.57%, 5/19/2031 (c)	75,713	74,766
		454,555
REAL ESTATE — 0.1%
CoreLogic, Inc., Term Loan, 1 mo. USD Term SOFR + 3.50%, 7.94%, 6/2/2028 (c)	23,131	22,745
RETAIL — 1.5%
Flynn Restaurant Group LP, 2025 Incremental Term Loan, 1 mo. USD Term SOFR + 3.75%, 8.08%, 1/28/2032 (c)	84,583	83,067
Great Outdoors Group LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.58%, 1/23/2032 (c)	136,444	136,325
Security Description	Principal Amount	Value
MI Windows & Doors LLC, 2024 Term Loan B2, 1 mo. USD Term SOFR + 3.00%, 7.33%, 3/28/2031 (c)	$220,887	$217,451
Michaels Cos., Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 8.81%, 4/17/2028 (c)	47,202	35,182
PetSmart, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.18%, 2/11/2028 (c)	216,942	214,003
		686,028
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.3%
Altar Bidco, Inc., 2021 Term Loan, 12 mo. USD Term SOFR + 3.10%, 7.25%, 2/1/2029 (c)	129,016	127,553
SOFTWARE — 2.0%
BCPE Pequod Buyer, Inc., USD Term Loan B, 3 mo. USD Term SOFR + 3.50%, 7.79%, 11/25/2031 (c)	224,000	223,580
Dun & Bradstreet Corp., 2024 Term Loan, 1 mo. USD Term SOFR + 2.25%, 6.57%, 1/18/2029 (c)	123,767	123,612
Genuine Financial Holdings LLC, 2025 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.55%, 9/27/2030 (c)	119,189	117,282
Modena Buyer LLC, Term Loan, 3 mo. USD Term SOFR + 4.50%, 8.79%, 7/1/2031 (c)	194,512	188,778
Project Alpha Intermediate Holding, Inc.:
2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.55%, 10/28/2030 (c)	151,697	151,539
2024 2nd Lien Incremental Term Loan (f)	39,000	38,853
UKG, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.00%, 7.30%, 2/10/2031 (c)	99,367	99,268
		942,912
TOTAL SENIOR FLOATING RATE LOANS (Cost $11,052,989)		10,919,088

See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 4.8%
SPDR Blackstone Senior Loan ETF (g) (Cost $ 2,264,311)	54,115	$2,225,750
	Principal Amount
U.S. TREASURY OBLIGATIONS — 10.3%
U.S. Treasury Bills:
4.22%, 6/20/2025	$3,670,000	3,635,763
4.24%, 5/27/2025 (b)	1,155,000	1,147,251
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,783,330)		4,783,014
COMMERCIAL MORTGAGE BACKED SECURITIES — 0.2%
COMM Mortgage Trust Series 2012-CR3, Class B, 3.92%, 10/15/2045 (a) (Cost $94,212)	95,164	88,974
	Shares
SHORT-TERM INVESTMENT — 7.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (h) (i) (Cost $3,502,171)	3,502,171	3,502,171
TOTAL INVESTMENTS — 102.6% (Cost $48,127,552)		47,681,155
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.6)%		(1,201,227)
NET ASSETS — 100.0%		$46,479,928

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 36.1% of net assets as of March 31, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	When-issued security.
(c)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2025. Maturity date shown is the final maturity.
(e)	Amount is less than 0.05% of net assets.
(f)	Position is unsettled. Contract rate was not determined at March 31, 2025 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(g)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at March 31, 2025.
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note

At March 31, 2025, the Fund had unfunded loan commitments of $34,758, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
Amspec Parent LLC	11,808	11,816	8
Sauer Brands, Inc.	7,258	7,260	2
Air Comm Corp. LLC	7,692	7,663	(29)
Kaman Corp.	8,000	7,903	(97)
	$34,758	$34,642	$(116)
See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

At March 31, 2025, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA	EUR27,000	USD29,501	04/14/2025	$317
Royal Bank of Canada	EUR107,000	USD112,262	04/03/2025	(3,325)
Royal Bank of Canada	EUR62,000	USD67,722	04/22/2025	678
Total				$(2,330)

EUR	Euro

At March 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Ultra Futures (long)	32	06/18/2025	$3,648,999	$3,652,000	$3,001
5 Yr. U.S. Treasury Notes Futures (long)	117	06/30/2025	12,574,060	12,654,281	80,221
Ultra U.S. Treasury Bond Futures (long)	6	06/18/2025	740,299	733,500	(6,799)
					$76,423
Centrally-Cleared Credit Default Swap Contracts
Reference Entity	Counterparty	Notional Amount (000s Omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Buy Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	650	5.00%/ Quarterly	12/20/29	$(34,191)	$(37,144)	$2,953

See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$23,292,700	$—	$23,292,700
Asset-Backed Securities	—	2,471,992	—	2,471,992
U.S. Treasury Obligations	—	4,783,014	—	4,783,014
Commercial Mortgage Backed Securities	—	88,974	—	88,974
Convertible Bonds	—	397,466	—	397,466
Mutual Funds and Exchange Traded Products	2,225,750	—	—	2,225,750
Senior Floating Rate Loans	—	10,919,088	—	10,919,088
Short-Term Investment	3,502,171	—	—	3,502,171
TOTAL INVESTMENTS	$5,727,921	$41,953,234	$—	$47,681,155
OTHER FINANCIAL INSTRUMENTS:
Credit Default Swaps - Unrealized Appreciation	$—	$2,953	$—	$2,953
Forward Foreign Currency Exchange Contracts - Unrealized Appreciation	—	995	—	995
Forward Foreign Currency Exchange Contracts - Unrealized Depreciation	—	(3,325)	—	(3,325)
Unfunded Loans - Unrealized Appreciation	—	10	—	10
Unfunded Loans - Unrealized Depreciation	—	(126)	—	(126)
Futures Contracts - Unrealized Appreciation	83,222	—	—	83,222
Futures Contracts - Unrealized Depreciation	(6,799)	—	—	(6,799)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$76,423	$507	$—	$76,930

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
SPDR Blackstone Senior Loan ETF	40,506	$1,693,151	$1,648,832	$1,071,962	$(335)	$(43,936)	54,115	$2,225,750	$89,615
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,127,724	2,127,724	27,671,790	26,297,343	—	—	3,502,171	3,502,171	108,004
Total		$3,820,875	$29,320,622	$27,369,305	$(335)	$(43,936)		$5,727,921	$197,619
See accompanying notes to Schedule of Investments.

SSGA ACTIVE TRUST
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•  Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
•  Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event the advisor is unable to obtain an independent, third–party valuation the agreements will be fair valued.
•  Options on futures are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options on futures are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with the valuation policy and procedures approved by the Board.
•  Senior loans or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans for  which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal

SSGA ACTIVE TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

until remeasurement is warranted due to a credit or economic event or other factors affecting  the loan.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmark. Various inputs are used in determining the value of the Portfolios' or Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of March 31, 2025, is disclosed in the Fund's respective Schedules of Investments.
Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.
During the period ended March 31, 2025, the SPDR SSGA Ultra Short Term Bond ETF and SPDR Loomis Sayles Opportunistic Bond ETF entered into futures contracts to hedge interest rate risk and manage duration.
Forward Foreign Currency Exchange Contracts
Certain Portfolios or Funds may engage in forward foreign currency exchange contracts to acquire exposure to foreign currencies or to hedge the Portfolios’ or Funds’ investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in

SSGA ACTIVE TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

marketvalue is recorded by the Portfolio or Fund as an unrealized gain or loss. When the contract is closed, the Portfolio or Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counter parties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge,the Portfolio or Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
For the period ended March 31, 2025, the SPDR Loomis Sayles Opportunistic Bond ETF entered into forward foreign currency exchange contracts to offset the Fund’s exposure to the component currencies.
Option Contracts
The Funds may purchase and write (sell) call and put options on futures. Options on futures give the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price upon expiration of, or at any time during the period of, the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. The Fund is required to make a good faith margin depositin cash or U.S. government securities (or other eligible collateral) with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upwardfrom less than 5% of the value of the contract being traded.
The Funds may purchase and sell put and call options. Such options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.
During the period ended March 31, 2025, the SPDR SSGA US Equity Premium Income ETF entered into option contracts.
Loan Agreements
The Blackstone Senior Loan ETF, SPDR DoubleLine Total Return Tactical ETF, SPDR DoubleLine Short Duration Total Return Tactical ETF, SPDR Loomis Sayles Opportunistic Bond ETF and SPDR Blackstone High Income ETF invest in Senior Loans. Senior Loans consist generally of obligations of companies and other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Senior Loans are often obligations of borrowers who have incurred a significant percentage of debt compared to their total assets and thus are highly leveraged. The Funds do not treat the banks originating or acting as agents for the lenders, or granting or acting as intermediary in participation interests, in loans held by the Funds as the issuers of such loans.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2025, are disclosed in the Funds' respective Schedules of Investments.